--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
DFA INVESTMENT DIMENSIONS GROUP INC.

Performance Charts..........................................      1

Management's Discussion and Analysis........................      3

Schedules of Investments
    Tax-Managed U.S. Marketwide Value Portfolio.............      7
    Tax-Managed U.S. Equity Portfolio.......................      7
    Tax-Managed U.S. Small Cap Value Portfolio..............      8
    Tax-Managed U.S. Small Cap Portfolio....................     24
    Tax-Managed DFA International Value Portfolio...........     50

Statements of Assets and Liabilities........................     58

Statements of Operations....................................     60

Statements of Changes in Net Assets.........................     62

Financial Highlights........................................     64

Notes to Financial Statements...............................     66

Report of Independent Certified Public Accountants..........     72

THE DFA INVESTMENT TRUST COMPANY

Performance Charts..........................................     73

Schedules of Investments
    The Tax-Managed U.S. Marketwide Value Series............     74
    The Tax-Managed U.S. Equity Series......................     87

Statements of Assets and Liabilities........................    105

Statements of Operations....................................    106

Statements of Changes in Net Assets.........................    107

Financial Highlights........................................    108

Notes to Financial Statements...............................    109

Report of Independent Certified Public Accountants..........    112

FUND MANAGEMENT.............................................    113

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS
------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO  RUSSELL 3000 VALUE INDEX
                                              $10,000                   $10,000
Jan-1999                                      $10,058                   $10,056
Feb-1999                                       $9,690                    $9,872
Mar-1999                                      $10,036                   $10,056
Apr-1999                                      $11,239                   $10,994
May-1999                                      $11,404                   $10,905
Jun-1999                                      $11,687                   $11,228
Jul-1999                                      $11,240                   $10,903
Aug-1999                                      $10,841                   $10,500
Sep-1999                                      $10,282                   $10,144
Oct-1999                                      $10,439                   $10,670
Nov-1999                                      $10,380                   $10,595
Dec-1999                                      $10,544                   $10,664
Jan-2000                                       $9,937                   $10,321
Feb-2000                                       $9,241                    $9,648
Mar-2000                                      $10,329                   $10,739
Apr-2000                                      $10,594                   $10,626
May-2000                                      $10,477                   $10,720
Jun-2000                                       $9,826                   $10,284
Jul-2000                                      $10,319                   $10,427
Aug-2000                                      $10,941                   $10,999
Sep-2000                                      $10,819                   $11,089
Oct-2000                                      $11,136                   $11,341
Nov-2000                                      $10,671                   $10,932
Dec-2000                                      $11,694                   $11,519
Jan-2001                                      $12,539                   $11,581
Feb-2001                                      $12,380                   $11,280
Mar-2001                                      $12,011                   $10,896
Apr-2001                                      $12,733                   $11,428
May-2001                                      $13,034                   $11,687
Jun-2001                                      $12,885                   $11,479
Jul-2001                                      $12,705                   $11,439
Aug-2001                                      $11,951                   $11,009
Sep-2001                                      $10,484                   $10,203
Oct-2001                                      $10,544                   $10,139
Nov-2001                                      $11,542                   $10,738
Dec-2001                                      $11,894                   $11,019
Jan-2002                                      $11,481                   $10,951
Feb-2002                                      $11,310                   $10,972
Mar-2002                                      $11,795                   $11,514
Apr-2002                                      $11,341                   $11,180
May-2002                                      $11,190                   $11,201
Jun-2002                                      $10,102                   $10,590
Jul-2002                                       $8,850                    $9,561
Aug-2002                                       $8,981                    $9,625
Sep-2002                                       $8,164                    $8,581
Oct-2002                                       $8,588                    $9,180
Nov-2002                                       $9,184                    $9,768

    ANNUALIZED                  ONE           FROM
    TOTAL RETURN (%)           YEAR       JANUARY 1999
    --------------------------------------------------
                                  -20.43         -2.15

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell 3000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
WILSHIRE 5000 INDEX
OCTOBER 2001-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          TAX-MANAGED U.S. EQUITY PORTFOLIO  WILSHIRE 5000 INDEX
                                    $10,000              $10,000
Oct-2001                            $10,527              $10,254
Nov-2001                            $11,504              $11,038
Dec-2001                            $11,687              $11,237
Jan-2002                            $11,433              $11,098
Feb-2002                            $11,033              $10,869
Mar-2002                            $11,600              $11,345
Apr-2002                            $10,946              $10,792
May-2002                            $10,702              $10,664
Jun-2002                             $9,793               $9,915
Jul-2002                             $8,875               $9,114
Aug-2002                             $8,972               $9,168
Sep-2002                             $8,112               $8,249
Oct-2002                             $8,737               $8,880
Nov-2002                             $9,187               $9,415

      ANNUALIZED                  ONE           FROM
      TOTAL RETURN (%)           YEAR       OCTOBER 2001
      --------------------------------------------------
                                    -20.14         -7.01

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN THE TAX-MANAGED U.S. EQUITY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Wilshire 5000 Index courtesy of Wilshire Associates Incorporated.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
JANUARY 1999-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                             $10,000                   $10,000
Jan-1999                                     $10,134                    $9,773
Feb-1999                                      $9,358                    $9,106
Mar-1999                                      $9,367                    $9,031
Apr-1999                                     $10,451                    $9,855
May-1999                                     $10,921                   $10,158
Jun-1999                                     $11,525                   $10,526
Jul-1999                                     $11,363                   $10,276
Aug-1999                                     $11,047                    $9,900
Sep-1999                                     $10,740                    $9,702
Oct-1999                                     $10,337                    $9,508
Nov-1999                                     $10,730                    $9,557
Dec-1999                                     $11,276                    $9,851
Jan-2000                                     $11,035                    $9,594
Feb-2000                                     $11,670                   $10,180
Mar-2000                                     $12,152                   $10,228
Apr-2000                                     $11,911                   $10,288
May-2000                                     $11,555                   $10,131
Jun-2000                                     $11,844                   $10,427
Jul-2000                                     $11,902                   $10,774
Aug-2000                                     $12,712                   $11,255
Sep-2000                                     $12,529                   $11,191
Oct-2000                                     $12,230                   $11,151
Nov-2000                                     $11,642                   $10,923
Dec-2000                                     $12,710                   $12,097
Jan-2001                                     $13,884                   $12,430
Feb-2001                                     $13,709                   $12,413
Mar-2001                                     $13,243                   $12,214
Apr-2001                                     $14,146                   $12,780
May-2001                                     $14,787                   $13,108
Jun-2001                                     $15,282                   $13,635
Jul-2001                                     $15,030                   $13,330
Aug-2001                                     $14,730                   $13,283
Sep-2001                                     $12,332                   $11,817
Oct-2001                                     $12,991                   $12,125
Nov-2001                                     $14,205                   $12,997
Dec-2001                                     $15,291                   $13,792
Jan-2002                                     $15,340                   $13,976
Feb-2002                                     $15,155                   $14,061
Mar-2002                                     $16,597                   $15,114
Apr-2002                                     $16,870                   $15,646
May-2002                                     $16,217                   $15,128
Jun-2002                                     $15,437                   $14,794
Jul-2002                                     $12,951                   $12,596
Aug-2002                                     $12,835                   $12,540
Sep-2002                                     $11,744                   $11,645
Oct-2002                                     $11,939                   $11,820
Nov-2002                                     $13,001                   $12,763

    ANNUALIZED                 ONE           FROM
    TOTAL RETURN (%)           YEAR      JANUARY 1999
    -------------------------------------------------
                                  -8.47          6.93

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/ BOOK). THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS
--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
JANUARY 1999-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          TAX-MANAGED U.S. SMALL CAP PORTFOLIO  RUSSELL 2000 INDEX
                                       $10,000             $10,000
Jan-1999                               $10,219             $10,133
Feb-1999                                $9,398              $9,312
Mar-1999                                $9,322              $9,457
Apr-1999                               $10,277             $10,305
May-1999                               $10,716             $10,455
Jun-1999                               $11,346             $10,928
Jul-1999                               $11,240             $10,629
Aug-1999                               $10,877             $10,235
Sep-1999                               $10,829             $10,237
Oct-1999                               $10,724             $10,279
Nov-1999                               $11,631             $10,893
Dec-1999                               $13,008             $12,126
Jan-2000                               $13,017             $11,931
Feb-2000                               $15,542             $13,901
Mar-2000                               $14,623             $12,985
Apr-2000                               $13,361             $12,203
May-2000                               $12,501             $11,491
Jun-2000                               $13,936             $12,493
Jul-2000                               $13,439             $12,091
Aug-2000                               $14,663             $13,014
Sep-2000                               $14,386             $12,631
Oct-2000                               $13,783             $12,068
Nov-2000                               $12,387             $10,828
Dec-2000                               $13,200             $11,759
Jan-2001                               $14,544             $12,371
Feb-2001                               $13,421             $11,560
Mar-2001                               $12,779             $10,994
Apr-2001                               $13,931             $11,854
May-2001                               $14,526             $12,146
Jun-2001                               $15,199             $12,565
Jul-2001                               $14,565             $11,885
Aug-2001                               $14,036             $11,501
Sep-2001                               $11,924              $9,953
Oct-2001                               $12,864             $10,535
Nov-2001                               $13,959             $11,351
Dec-2001                               $14,901             $12,051
Jan-2002                               $14,709             $11,926
Feb-2002                               $14,180             $11,599
Mar-2002                               $15,392             $12,532
Apr-2002                               $15,295             $12,646
May-2002                               $14,553             $12,084
Jun-2002                               $13,639             $11,485
Jul-2002                               $11,637              $9,751
Aug-2002                               $11,637              $9,725
Sep-2002                               $10,761              $9,027
Oct-2002                               $11,156              $9,317
Nov-2002                               $12,079             $10,148

      ANNUALIZED                  ONE           FROM
      TOTAL RETURN (%)           YEAR       JANUARY 1999
      --------------------------------------------------
                                    -13.47        4.94

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell 2000 Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MAY 1999-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                                $10,000                          $10,000
May-1999                                         $9,529                           $9,485
Jun-1999                                         $9,930                           $9,855
Jul-1999                                        $10,321                          $10,148
Aug-1999                                        $10,472                          $10,185
Sep-1999                                        $10,512                          $10,288
Oct-1999                                        $10,461                          $10,669
Nov-1999                                        $10,261                          $11,039
Dec-1999                                        $10,778                          $12,030
Jan-2000                                         $9,982                          $11,266
Feb-2000                                         $9,610                          $11,569
Mar-2000                                        $10,213                          $12,018
Apr-2000                                         $9,902                          $11,386
May-2000                                        $10,184                          $11,108
Jun-2000                                        $10,768                          $11,543
Jul-2000                                        $10,446                          $11,059
Aug-2000                                        $10,526                          $11,155
Sep-2000                                        $10,224                          $10,612
Oct-2000                                        $10,164                          $10,361
Nov-2000                                        $10,264                           $9,973
Dec-2000                                        $10,782                          $10,327
Jan-2001                                        $10,883                          $10,322
Feb-2001                                        $10,628                           $9,548
Mar-2001                                         $9,947                           $8,911
Apr-2001                                        $10,598                           $9,530
May-2001                                        $10,445                           $9,194
Jun-2001                                        $10,211                           $8,818
Jul-2001                                         $9,987                           $8,657
Aug-2001                                        $10,018                           $8,438
Sep-2001                                         $8,686                           $7,583
Oct-2001                                         $8,960                           $7,778
Nov-2001                                         $9,357                           $8,065
Dec-2001                                         $9,364                           $8,112
Jan-2002                                         $9,045                           $7,681
Feb-2002                                         $9,075                           $7,735
Mar-2002                                         $9,632                           $8,154
Apr-2002                                         $9,796                           $8,207
May-2002                                        $10,147                           $8,312
Jun-2002                                         $9,715                           $7,981
Jul-2002                                         $8,829                           $7,193
Aug-2002                                         $8,818                           $7,177
Sep-2002                                         $7,798                           $6,406
Oct-2002                                         $8,076                           $6,750
Nov-2002                                         $8,488                           $7,056

      ANNUALIZED                 ONE           FROM
      TOTAL RETURN (%)           YEAR        MAY 1999
      -------------------------------------------------
                                    -9.29         -4.47

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                             TAX-MANAGED PORTFOLIOS

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company Stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best, while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

MASTER-FEEDER STRUCTURE

    Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, those portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

    The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 1,506 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, -9.03% for the Russell 3000 Value Index, and -22.53% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio over this period was -20.43%.

TAX-MANAGED U.S. EQUITY PORTFOLIO

    The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 2,087 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period; cash equivalents averaged less than 1.0% of Fund assets during this period.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad U.S. equity market results, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, total returns were -16.51% for the S&P 500-Registered Trademark- Index, -15.68% for the Russell 3000 Index, and -20.16% for the Tax-Managed U.S. Equity Portfolio.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

    The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 1,816 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns during this period were -16.51% for the S&P 500-Registered Trademark- Index, -1.80% for the Russell 2000 Value Index, and -8.47% for the Tax-Managed U.S. Small Cap Value Portfolio.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

    The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 3,063 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, small company stocks generally outperformed large company stocks. Total returns during this period were -16.51% for the S&P 500-Registered Trademark- Index, -10.60% for the Russell 2000 Index, and -13.45% for the Tax-Managed U.S. Small Cap Portfolio.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currencies, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar, and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

               % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
               -------------------------------------------
                                               LOCAL
                                             CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                 RETURN           RETURN
-----------------------------             ---------------  ---------------
United Kingdom..........................          -17.94%          -10.45%
Japan...................................          -14.39%          -13.97%
France..................................          -24.39%          -16.02%
Switzerland.............................          -15.06%           -5.70%
Germany.................................          -32.59%          -25.10%
Netherlands.............................          -22.22%          -13.58%
Australia...............................           -4.80%            2.76%
Italy...................................          -13.29%           -3.67%
Spain...................................          -19.85%          -10.95%
Sweden..................................          -31.66%          -19.47%

--------------
Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

    % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002 (U.S. DOLLARS)
    ----------------------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
MSCI EAFE Small Cap Index.........................          -10.16%
Salomon Extended Market Index -- EPAC (small
  companies)......................................           -7.13%
MSCI EAFE Value Index.............................          -11.54%
MSCI EAFE Index (net dividends)...................          -12.50%
MSCI EAFE Growth Index............................          -13.52%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

    The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 678 stocks in twenty-one developed country markets, as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 3.0% of Portfolio assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -12.50% for the MSCI EAFE Index (net dividends), -13.52% for the MSCI EAFE Growth Index, and -11.54% for the MSCI EAFE Value Index. Total return for the Tax-Managed DFA International Value Portfolio over this period was -9.29%.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                               NOVEMBER 30, 2002

                                                                     VALUE+
                                                                     ------
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company.......................      $479,008,908
                                                                  ------------
    Total Investments (100%) (Cost $453,033,832)++..........      $479,008,908
                                                                  ============

--------------
++The cost for federal income tax purposes is $453,599,526.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                               NOVEMBER 30, 2002

                                                                     VALUE+
                                                                     ------
Investment in The Tax-Managed U.S. Equity Series of The DFA
  Investment Trust Company..................................      $198,245,696
                                                                  ------------
    Total Investments (100%) (Cost $208,938,465)++..........      $198,245,696
                                                                  ============

--------------
++The cost for federal income tax purposes is $208,959,189.
--------------
+See Note B to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (98.3%)
 1st Source Corp........................     53,000   $    869,200
 *3 Dimensional Pharmaceuticals, Inc....     36,500        168,812
 *3-D Systems Corp......................     10,600         88,245
 *3TEC Energy Corp......................     54,800        751,034
 *A.C. Moore Arts & Crafts, Inc.........     29,000        410,785
 AAR Corp...............................     82,800        455,400
 ABC Bancorp............................      6,360         83,221
 *Abgenix, Inc..........................     10,000         92,850
 Abington Bancorp, Inc..................      7,000        147,665
 *#Abiomed, Inc.........................     95,800        474,210
 *Acceptance Insurance Companies,
   Inc..................................     50,800          3,835
 *Accrue Software, Inc..................     14,900            708
 Aceto Corp.............................     10,300        175,769
 *Aclara Biosciences, Inc...............    162,800        378,510
 *Acme Communications, Inc..............     75,900        573,804
 *Acorn Products, Inc...................        240          1,128
 *#ACT Teleconferencing, Inc............     57,100         78,227
 *Actel Corp............................     12,700        244,538
 Action Performance Companies, Inc......      6,800        150,620
 *Active Power, Inc.....................    272,000        556,240
 Adams Resources & Energy, Inc..........      2,200         11,660
 *Adaptec, Inc..........................     92,900        625,681
 *ADE Corp..............................      2,900         23,925
 *Adept Technology, Inc.................     63,450         34,580
 *#Administaff, Inc.....................    181,300      1,232,840
 *Advance Lighting Technologies, Inc....     22,000          6,930
 *Advanced Digital Information Corp.....     61,100        454,889
 *Advanced Power Technology, Inc........     15,400         71,841
 Advanta Corp. Class A..................     34,200        320,625
 Advanta Corp. Class B Non-Voting.......     57,000        553,755
 *Advent Software, Inc..................      4,300         71,745
 *Aehr Test Systems.....................      4,700         13,865
 *Aerovox, Inc..........................      8,100             16
 *Aether Systems, Inc...................    190,300        663,195
 *Aetrium, Inc..........................      8,800         10,472
 *Aftermarket Technology Corp...........     28,800        375,840
 *AG Services America, Inc..............      1,300         10,725
 *Agco Corp.............................    320,700      7,741,698
 *Agile Software Corp...................    140,700      1,263,486
 *AHL Services, Inc.....................     50,900         22,650
 *AHT Corp..............................     10,100              6
 *Air Methods Corp......................     25,471        134,869
 Airborne, Inc..........................    179,600      2,573,668
 *Airgas, Inc...........................    406,900      6,839,989
 *Airnet Systems, Inc...................     40,900        205,727
 *AK Steel Holding Corp.................    395,019      3,199,654
 Alamo Group, Inc.......................     38,200        454,580
 *Alaska Air Group, Inc.................    132,400      2,802,908
 *Alaska Communications Systems Group,
   Inc..................................     29,800         58,110
 Albany International Corp. Class A.....     81,020      1,685,216
 Albemarle Corp.........................     16,800        523,320
 *Aldila, Inc...........................      1,233          1,973
 Alexander & Baldwin, Inc...............    114,500      2,822,997
 *Alexion Pharmaceuticals, Inc..........     47,800        839,368
 Alico, Inc.............................      8,900        218,806
 *All American Semiconductor, Inc.......     15,300         38,632
 Allegheny Teledyne, Inc................      9,000         64,350
                                           SHARES        VALUE+
                                           ------        ------
 Allegiant Bancorp, Inc.................      2,200   $     38,016
 Allen Organ Co. Class B................        400         15,910
 *Allen Telecom, Inc....................    137,700      1,315,035
 *Alliance Semiconductor Corp...........     92,100        403,858
 *Allied Healthcare Products, Inc.......     17,500         52,587
 *Allied Holdings, Inc..................     13,900         45,175
 *Allied Research Corp..................      9,900        159,390
 *Allou Health & Beauty Care, Inc.
   Class A..............................     25,300         68,310
 *Alloy Online, Inc.....................      9,000        106,965
 *Allscripts Healthcare Solutions,
   Inc..................................    178,500        523,005
 *Alpha Technologies Group, Inc.........     18,500         25,067
 Alpharma, Inc. Class A.................     80,300      1,080,035
 *#Alterra Healthcare Corp..............     16,900          3,042
 *Ambassadors Group, Inc................     15,900        214,809
 *Ambassadors, Inc......................     45,200        393,014
 *AMC Entertainment, Inc................     69,000        679,650
 *Amcast Industrial Corp................     23,200         47,560
 Amcol International Corp...............     21,000        125,790
 *#Amerco, Inc..........................     36,200        166,339
 *America West Holdings Corp.
   Class B..............................     46,400        101,616
 *#American Aircarriers Support, Inc....     18,900              2
 American Biltrite, Inc.................        900          7,965
 #American Business Financial Services,
   Inc..................................      1,375         13,839
 American Capital Strategies, Ltd.......     33,700        698,432
 *American Classic Voyages Co...........     86,300              9
 American Financial Group, Inc..........     28,500        676,875
 *American Greetings Corp. Class A......     75,300      1,225,131
 *#American Healthways, Inc.............     23,400        484,848
 American Home Mortgage Holdings,
   Inc..................................      2,000         21,510
 *American Indemnity Financial Escrow...      1,500          1,500
 *American Independence Corp............     17,000         45,900
 *American Management Systems, Inc......      5,100         70,303
 *American Medical Security Group,
   Inc..................................    101,900      1,170,831
 *American Pacific Corp.................      5,000         43,750
 *American Physicians Capital, Inc......     46,800        867,438
 *American Physicians Services Group,
   Inc..................................      1,900          7,619
 *American Retirement Corp..............    108,600        179,190
 *American Software, Inc. Class A.......     82,100        234,806
 *American Superconductor Corp..........     44,185        158,182
 *American Technical Ceramics Corp......     18,900         98,280
 *#American Tower Corp..................    159,300        630,828
 *America's Car-Mart, Inc...............     22,200        273,948
 *Ameripath, Inc........................     48,400        818,202
 AmeriServe Financial, Inc..............     32,300         98,676
 *Ameristar Casinos, Inc................     14,100        199,233
 Ameron International Corp..............      9,600        547,296
 AmerUs Group Co........................     54,300      1,740,315
 Ampco-Pittsburgh Corp..................     23,100        293,139
 *Amrep Corp............................     11,100         84,249
 *Amresco, Inc..........................     11,400              5
 *Amtech Systems, Inc...................      7,100         27,051
 *Analysts International Corp...........     61,600        141,372
 *Anaren Microwave, Inc.................     77,000        889,350
 Andersons, Inc.........................     11,300        135,317

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Angelo & Maxie's, Inc.................      1,400   $      5,180
 *Ann Taylor Stores Corp................    221,250      5,254,687
 *AnswerThink Consulting Group, Inc.....    137,500        365,062
 *Antigenics, Inc.......................        637          7,784
 *APA Optics, Inc.......................     53,400         93,984
 Apogee Enterprises, Inc................     61,300        570,396
 *Applica, Inc..........................     80,400        398,784
 *Applied Extrusion Technologies, Inc...     65,400        173,637
 *Applied Films Corp....................     29,800        604,940
 *Applied Graphics Technologies, Inc....         40             27
 Applied Industrial Technologies, Inc...     43,100        775,800
 *Applied Innovation, Inc...............     69,500        245,682
 *Applied Microsystems Corp.............        700            164
 *Applied Molecular Evolution, Inc......     22,500         46,012
 *Applied Signal Technologies, Inc......     38,700        412,348
 *Apropos Technology, Inc...............     16,500         26,317
 *Aradigm Corp..........................     31,100         60,956
 *Arch Capital Group, Ltd...............     27,800        840,116
 Arch Chemicals, Inc....................    120,600      2,457,828
 Arch Coal, Inc.........................     51,800      1,036,518
 Arctic Cat, Inc........................     20,600        317,858
 *Arena Pharmaceuticals, Inc............     96,000        639,840
 Argonaut Group, Inc....................     72,600      1,191,003
 *Ariba, Inc............................    657,500      2,751,637
 *Arkansas Best Corp....................     23,500        688,315
 *Arlington Hospitality, Inc............      8,400         25,116
 *Armor Holdings, Inc...................     10,400        148,928
 *Arqule, Inc...........................    106,300        626,638
 *Arris Group, Inc......................    461,100      1,546,990
 *Artesyn Technologies, Inc.............     25,400        104,267
 Arvinmeritor, Inc......................     25,100        413,397
 ASB Financial Corp.....................      2,500         35,587
 *Ascential Software Corp...............  1,035,800      3,102,221
 *Ashworth, Inc.........................     44,600        232,143
 *Aspect Communications Corp............    231,100        729,120
 *Aspect Medical Systems, Inc...........     11,300         54,409
 *#Aspen Technology, Inc................      1,800          6,237
 *Astea International, Inc..............      2,800          1,918
 *Astec Industries, Inc.................     77,900        797,696
 Astro-Med, Inc.........................      5,400         19,440
 *AstroPower, Inc.......................      9,100         79,625
 *Asyst Technologies, Inc...............     72,600        609,114
 Atlanta Sosnoff Capital Corp...........      3,800         37,620
 *Atlantic American Corp................     29,400         48,216
 *Atlas Air, Inc........................    160,300        419,986
 *ATP Oil & Gas Corp....................     40,300        167,043
 *Atrion Corp...........................      5,000        108,275
 *Atwood Oceanics, Inc..................      8,300        247,589
 *Audio Visual Services Corp............     16,500              2
 *Audiovox Corp. Class A................     98,100      1,067,328
 *August Technology Corp................     50,500        341,885
 *Ault, Inc.............................     14,700         35,353
 *Aurora Foods, Inc.....................    222,826        138,152
 *autobytel.com, Inc....................    112,100        336,300
 *Avanex Corp...........................     10,300         17,304
 *Avatar Holdings, Inc..................     19,300        472,850
 *Avenue A, Inc.........................    164,300        570,942
 *Aviall, Inc...........................     84,200        687,072
 *Avid Technology, Inc..................     56,600      1,111,058
 *Avigen, Inc...........................    144,400      1,165,308
 Avnet, Inc.............................     11,136        157,574
 *Avocent Corp..........................    118,700      2,797,759
 *#Avteam, Inc. Class A.................     15,400             35
                                           SHARES        VALUE+
                                           ------        ------
 *Aware, Inc............................    158,000   $    444,770
 *Axcelis Technologies, Inc.............    299,000      2,442,830
 *Axeda Systems, Inc....................      6,700          5,192
 *Axsys Technologies, Inc...............      9,000         67,815
 *AXT, Inc..............................     34,345         91,014
 *Aztar Corp............................    113,100      1,602,627
 *AZZ, Inc..............................     22,300        284,325
 *Badger Paper Mills, Inc...............        400          2,820
 Bairnco Corp...........................     10,900         58,315
 *Baker (Michael) Corp..................     16,600        162,348
 Baldwin & Lyons, Inc. Class B..........     14,300        342,199
 *Ballantyne Omaha, Inc.................     22,700         13,393
 *#Bally Total Fitness Holding Corp.....    111,500        997,925
 *Bancinsurance Corp....................     11,695         55,142
 Bandag, Inc............................     14,750        600,915
 Bandag, Inc. Class A...................     18,200        657,020
 Bank of Hawaii Corp....................    164,700      5,020,056
 *Bank United Financial Corp. Class A..      98,400      1,537,008
 BankAtlantic Bancorp, Inc. Class A.....      1,545         14,477
 Banner Corp............................     30,270        605,249
 Banta Corp.............................     15,700        481,205
 *Barry (R.G.) Corp.....................     38,700        181,890
 Bassett Furniture Industries, Inc......     38,500        517,632
 *Bay View Capital Corp.................    272,507      1,585,991
 *Baycorp Holdings, Ltd.................      3,200         47,040
 *Be Aerospace, Inc.....................     49,200        186,222
 *Beasley Broadcast Group, Inc..........      1,500         17,655
 *Beazer Homes USA, Inc.................     32,459      2,069,910
 *Bel Fuse, Inc. Class A................      3,500         58,100
 Belden, Inc............................     28,200        473,760
 *Bell Industries, Inc..................     31,600         48,980
 *Bell Microproducts, Inc...............     72,400        540,104
 *Benchmark Electronics, Inc............     93,500      2,908,785
 Berkley (W.R.) Corp....................     82,050      3,240,975
 *Bethlehem Steel Corp..................     51,700         10,598
 *Beverly Enterprises...................    314,100      1,023,966
 *BHA Group Holdings, Inc. Class A......      7,185        119,271
 *Big Lots, Inc.........................    385,700      4,898,390
 *Biocryst Pharmaceuticals, Inc.........     55,700         59,877
 *BioMarin Pharmaceutical, Inc..........     39,700        337,450
 *#Bio-Rad Laboratories, Inc.
   Class A..............................     18,400        726,800
 *BioReliance Corp......................     14,000        355,670
 *Biosource International, Inc..........     33,000        191,400
 *Black Box Corp........................      2,500        124,812
 Blair Corp.............................     22,900        577,996
 *Blue Rhino Corp.......................     41,100        795,285
 *Bluegreen Corp........................    111,300        422,940
 BMC Industries, Inc....................      1,200          2,220
 *BNS Co. Class A.......................      8,500         22,950
 Bob Evans Farms, Inc...................     74,300      1,814,777
 *Boca Resorts, Inc.....................    237,600      2,744,280
 *Bogen Communications International,
   Inc..................................     34,900        153,734
 *Bolt Technology Corp..................      5,600         19,320
 *Bombay Co., Inc.......................    144,400        612,256
 *Bon-Ton Stores, Inc...................     32,800        135,628
 *Books-a-Million, Inc..................     83,100        218,553
 *Borders Group, Inc....................      3,600         65,880
 Borg-Warner, Inc.......................    110,000      5,667,200
 *Borland Software Corp.................     21,200        280,900
 Boston Acoustics, Inc..................      9,500        112,242
 *Boston Communications Group, Inc......    144,100      1,948,232
 Bostonfed Bancorp, Inc.................      2,900         85,550

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Bottomline Technologies, Inc..........     67,200   $    387,744
 Bowl America, Inc. Class A.............      3,528         42,336
 Bowne & Co., Inc.......................    103,000      1,091,800
 *Boyd Gaming Corp......................    157,100      2,238,675
 *Brass Eagle, Inc......................     28,300        248,757
 *Brightpoint, Inc......................     15,900         99,295
 Brookline Bancorp, Inc.................    110,441      1,260,132
 *Brooks-PRI Automation Inc.............     41,400        597,402
 *Brookstone, Inc.......................     37,900        574,374
 *Brooktrout, Inc.......................     55,900        278,382
 *Brown (Tom), Inc......................    131,800      3,209,330
 Brown Shoe Company, Inc................     33,400        804,940
 *Bruker Daltonics, Inc.................      4,000         22,200
 *Brush Engineered Materials, Inc.......     77,200        467,060
 BSB Bancorp, Inc.......................     32,300        721,420
 *BSQUARE Corp..........................     92,600        124,547
 *BTU International, Inc................     15,100         38,505
 *Buca, Inc.............................     89,200        836,696
 *Buckeye Technology, Inc...............    127,200        856,056
 *Building Materials Holding Corp.......     59,600        798,938
 Burlington Coat Factory Warehouse
   Corp.................................    139,480      2,883,052
 Bush Industries, Inc. Class A..........     70,350        484,711
 *Butler International, Inc.............     20,200          7,575
 Butler Manufacturing Co................     13,400        255,270
 C & D Technologies, Inc................     27,500        535,425
 *C-COR.Net Corp........................     20,400         81,906
 *Cable Design Techologies Corp.........     46,300        375,030
 Cabot Oil & Gas Corp. Class A..........     34,400        794,640
 Cadmus Communications Corp.............     18,900        199,395
 Calgon Carbon Corp.....................    150,300        748,494
 *Caliber Learning Network, Inc.........     30,300             55
 *Calico Commerce, Inc..................     12,100          3,206
 *California Amplifier, Inc.............        100            560
 California First National Bancorp......     13,900        181,047
 *California Micro Devices Corp.........      5,100         21,216
 *Caliper Technologies Corp.............    158,500        555,542
 *Callon Petroleum Corp.................     83,400        489,558
 Cal-Maine Foods, Inc...................     16,100         47,334
 Camco Financial Corp...................     11,200        158,424
 *Caminus Corp..........................     27,300         61,015
 *Candela Laser Corp....................     30,100        194,747
 *Cannondale Corp.......................      6,300          9,513
 *Cantel Medical Corp...................      5,517         74,590
 *Capital Corp. of the West.............      6,174        120,887
 *Capital Crossing Bank.................     14,200        343,569
 *Capital Pacific Holdings, Inc.........     16,900         53,911
 *Capital Senior Living Corp............     62,300        165,095
 *Capital Trust, Inc....................     11,300         50,850
 *Captaris, Inc.........................    146,000        347,480
 Caraustar Industries, Inc..............     91,800        854,199
 *Carbide/Graphite Group, Inc...........     15,900            159
 *Carecentric, Inc......................        940            296
 *#CarMax, Inc..........................     87,000      1,713,900
 Carpenter Technology Corp..............     45,400        623,342
 *Carreker Corp.........................     54,900        347,242
 *Carriage Services, Inc. Class A.......     55,700        247,865
 *Carrier Access Corp...................     55,400         31,855
 *Carrington Laboratories, Inc..........     13,800         14,490
 *Carrizo Oil & Gas, Inc................      4,300         19,651
 Cascade Corp...........................     30,500        427,000
 *Casella Waste Systems, Inc. Class A..     108,700        794,597
 Casey's General Stores, Inc............      8,800        107,008
                                           SHARES        VALUE+
                                           ------        ------
 Cash America International, Inc........    100,000   $    903,000
 *Castle (A.M.) & Co....................     71,850        377,212
 Castle Energy Corp.....................     17,000         72,760
 *Casual Male Retail Group, Inc.........     29,700        117,612
 *Catalina Lighting, Inc................      1,720         16,469
 *Catalytica Energy Systems, Inc........     34,200         96,786
 Cato Corp. Class A.....................     26,700        528,660
 *Cavalier Homes, Inc...................     71,500        167,310
 CBRL Group, Inc........................    183,800      5,012,226
 *CDI Corp..............................     63,900      1,837,764
 *Celadon Group, Inc....................     35,000        361,025
 *Celeritek, Inc........................     74,100        501,657
 *Cell Genesys, Inc.....................     67,000        874,685
 *#Cell Therapeutics, Inc...............      7,000         67,235
 *CellStar Corp.........................     25,100        117,593
 Centex Construction Products, Inc......     21,600        779,544
 *Centillium Communications, Inc........      7,900         22,870
 Central Bancorp, Inc...................      3,500        105,542
 *Central Garden & Pet Co...............     47,700        913,455
 Central Parking Corp...................    115,100      2,231,789
 Century Aluminum Co....................    144,400      1,107,548
 *Century Business Services, Inc........    352,300      1,146,736
 *Ceradyne, Inc.........................      9,000         57,645
 *Ceres Group, Inc......................    155,200        266,944
 CFS Bancorp, Inc.......................     19,100        275,326
 *CGI Group, Inc........................     17,914         90,466
 *Champion Enterprises, Inc.............    148,200        540,930
 Champion Industries, Inc...............      3,900         10,452
 *Championship Auto Racing Teams,
   Inc..................................     18,700         79,849
 *Champps Entertainment, Inc............      1,000         11,140
 *Channell Commercial Corp..............      3,600         16,740
 *Charles and Colvard, Ltd..............     18,900        111,888
 *Charming Shoppes, Inc.................    368,900      1,750,430
 *Chart Industries, Inc.................     38,100         24,003
 *Checkers Drive-In Restaurant, Inc.....     44,637        339,688
 *#CheckFree Corp.......................     49,900        977,790
 *Checkpoint System, Inc................     93,500      1,018,215
 Chemed Corp............................      6,900        253,920
 Chesapeake Corp........................     34,700        652,360
 #Chesapeake Energy Corp................     77,000        533,610
 Chesapeake Utilities Corp..............      2,400         45,120
 #Chicago Rivet & Machine Co............        200          4,720
 *Childtime Learning Centers, Inc.......     13,500         19,237
 *Chromcraft Revington, Inc.............     17,300        225,765
 *Chronimed, Inc........................     55,900        334,282
 *Ciber, Inc............................    146,500        879,000
 *Cima Laboratories, Inc................     21,100        561,260
 *Cimarex Energy Co.....................     50,400        762,048
 *Ciphergen Biosystems, Inc.............     73,100        254,753
 *Ciprico, Inc..........................     12,500         46,937
 CIRCOR International, Inc..............     70,400      1,086,272
 *Cirrus Logic, Inc.....................     42,600        256,452
 *#Citrix Systems, Inc..................      8,000         94,040
 City Holding Co........................     46,700      1,396,797
 *CKE Restaurants, Inc..................     97,500        485,550
 *Clark/Bardes Holdings, Inc............     17,700        323,025
 *Clarus Corp...........................     70,900        401,294
 Classic Vacation Group, Inc............     22,500          4,837
 *Clayton Williams Energy, Inc..........     42,000        460,740
 *Clean Harbors, Inc....................     35,800        522,501
 *Clearone Communications, Inc..........      5,200         24,986
 *Cleveland Cliffs, Inc.................     31,400        651,550

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 CMS Energy Corp........................     11,000   $    109,450
 CNA Surety Corp........................     14,400        114,768
 *CNS, Inc..............................     35,400        227,268
 Coachmen Industries, Inc...............     31,800        507,210
 *Coast Dental Services, Inc............      1,766          5,245
 Coastal Bancorp, Inc...................     15,050        466,399
 *Coastcast Corp........................     10,800         22,032
 *Cobalt Corp...........................     62,800        763,020
 *Cobra Electronic Corp.................     31,400        197,977
 *Coherent, Inc.........................     91,500      1,950,780
 *Cohesion Technologies, Inc............     64,300        247,233
 *Cole National Corp. Class A...........     29,700        323,730
 *Collins & Aikman Corp.................      4,000         16,400
 *Colorado Medtech, Inc.................     60,600        124,230
 *Columbia Banking System, Inc..........     62,972        844,455
 *Columbus McKinnon Corp................     68,200        320,199
 *Comarco, Inc..........................     50,700        422,584
 *Comfort Systems USA, Inc..............    170,600        537,390
 Commerce Group, Inc....................     31,900      1,157,970
 Commercial Federal Corp................    137,500      3,086,875
 Commercial Metals Co...................     76,800      1,290,240
 Commonwealth Bancorp, Inc..............      9,700        447,558
 Commonwealth Industries, Inc...........     87,800        566,749
 *Commscope, Inc........................      9,000         81,000
 *Communications Systems, Inc...........     26,500        197,425
 Community Bank System, Inc.............     30,200        966,702
 Community Trust Bancorp, Inc...........     23,067        680,476
 *Community West Bancshares.............     14,800         68,524
 *Compucom Systems, Inc.................    221,550      1,476,631
 *CompuCredit Corp......................    238,300      1,713,377
 *Computer Access Technology Corp.......     85,100        177,008
 *Computer Horizons Corp................    154,900        545,248
 *Computer Network Technology Corp......     41,350        384,141
 *Computer Task Group, Inc..............     78,700        283,320
 CompX International, Inc...............     14,700        123,186
 *Comshare, Inc.........................     45,800         89,997
 *Comstock Resources, Inc...............    160,300      1,352,932
 *Comtech Telecommunications Corp.......     34,200        328,491
 *Concerto Software, Inc................     40,700        258,648
 *Concord Camera Corp...................    128,800        776,020
 *Cone Mills Corp.......................     98,300        206,430
 *Congoleum Corp. Class A...............     10,300          7,210
 *Conmed Corp...........................     53,450      1,019,559
 Connecticut Bancshares, Inc............      3,300        129,673
 *Consolidated Graphics, Inc............     48,600        996,300
 *Continental Airlines, Inc.............     18,000        169,200
 *Convera Corp..........................     86,600        271,491
 Cooper Tire & Rubber Co................    238,400      3,790,560
 *CoorsTek, Inc.........................     52,975      1,211,273
 *Copper Mountain Networks, Inc.........      1,300          5,115
 *Core Molding Technologies, Inc........        700            840
 *Corixa Corp...........................    135,900        975,762
 Corn Products International, Inc.......    116,100      3,444,687
 *Cornell Companies, Inc................     59,800        551,954
 *Correctional Services Corp............     37,500         90,187
 *Corrections Corporation of America....    104,100      1,863,390
 *Corrpro Companies, Inc................     10,600          6,148
 Corus Bankshares, Inc..................     20,000        903,200
 *Corvas International, Inc.............     86,500        143,590
 *Cost-U-Less, Inc......................      2,500          3,150
 Courier Corp...........................      2,250        102,994
 *Covansys Corp.........................      2,000          7,830
 *Covenant Transport, Inc. Class A......     43,700        773,053
                                           SHARES        VALUE+
                                           ------        ------
 *Coventry Health Care, Inc.............     78,300   $  2,251,125
 Covest Bancshares, Inc.................      3,500         92,295
 CPAC, Inc..............................     12,500         66,000
 *Credence Systems Corp.................    198,670      2,147,623
 *Credit Acceptance Corp................    109,900        879,200
 Crompton Corp..........................    191,700      1,353,402
 *Cross (A.T.) Co. Class A..............     31,700        190,200
 *Crown Castle International Corp.......    125,500        496,980
 *Crown Cork & Seal Co., Inc............    348,300      3,009,312
 *Cryolife, Inc.........................      5,000         27,350
 *CSK Auto Corp.........................     57,400        716,926
 *CSP, Inc..............................      1,026          2,760
 *CSS Industries, Inc...................     16,000        558,400
 CT Communications, Inc.................        400          4,876
 CTS Corp...............................     30,100        240,198
 Cubic Corp.............................     54,300        920,385
 *Culp, Inc.............................     43,400        386,260
 *Cumulus Media, Inc. Class A...........     96,700      1,602,802
 *CuraGen Corp..........................     80,200        429,070
 *Curative Health Services, Inc.........     31,300        485,776
 *Cutter & Buck, Inc....................     48,500        207,095
 *CV Therapeutics, Inc..................     28,500        663,907
 *Cyberoptics Corp......................      7,800         55,731
 *Cybersource Corp......................    150,400        376,752
 *Cysive, Inc...........................    136,200        367,059
 *Cytec Industries, Inc.................      5,700        152,361
 *D A Consulting Group, Inc.............      7,300          2,117
 *Daisytek International Corp...........     57,600        475,776
 *Dan River, Inc. Class A...............     47,500         85,500
 *Danielson Holding Corp................     63,100        123,045
 *Data Systems & Software, Inc..........      7,800         13,962
 *Datalink Corp.........................     72,800        233,688
 *Dataram Corp..........................     21,600         87,588
 Datascope Corp.........................      4,700        120,461
 *Datastream Systems, Inc...............     15,000         91,050
 *DataTRAK International, Inc...........      4,300          5,224
 *Dave and Busters, Inc.................     50,800        399,796
 *Dawson Geophysical Co.................      9,400         48,739
 *Deckers Outdoor Corp..................     42,400        165,148
 *Del Global Technologies Corp..........      8,827         20,081
 *Delphax Technologies, Inc.............      6,100         18,422
 Delphi Financial Group, Inc. Class A..      18,498        707,548
 Delta Apparel, Inc.....................      1,940         28,615
 Delta Natural Gas Co., Inc.............      2,000         41,100
 *Delta Woodside Industries, Inc........      2,425         12,004
 *Denbury Resources, Inc................    177,600      1,834,608
 *Dendreon Corp.........................     88,800        359,640
 *Department 56, Inc....................     64,700        793,869
 *DiamondCluster International, Inc.....     45,300        162,853
 *Dianon Systems, Inc...................      6,370        297,033
 *Digi International, Inc...............     74,800        227,392
 *Digimarc Corp.........................     17,200        273,566
 *Digital Lightwave, Inc................        800          1,692
 *DigitalThink Inc......................     25,100         51,078
 *Digitas, Inc..........................     28,700         90,979
 Dillards, Inc. Class A.................    232,100      4,484,172
 Dime Community Bancorp, Inc............     60,525      1,244,999
 *Diodes, Inc...........................     24,800        266,972
 *Discovery Partners International......    110,100        352,320
 *Ditech Communications Corp............     63,300        151,920
 *Dixie Group, Inc......................     35,500        141,290
 *Dollar Thrifty Automotive Group,
   Inc..................................    124,500      2,624,460
 *Dominion Homes, Inc...................      3,600         60,372

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Donegal Group, Inc. Class A............      7,000   $     84,245
 Donegal Group, Inc. Class B............      3,500         36,662
 *DoubleClick, Inc......................      3,000         21,450
 Dover Motorsports, Inc.................     40,100        152,380
 Downey Financial Corp..................     34,100      1,347,291
 *#Dress Barn, Inc......................     85,400      1,187,060
 *DRS Technologies, Inc.................      7,900        263,544
 *Drugstore.com, Inc....................    133,300        278,597
 *DT Industries, Inc....................     19,300         48,250
 *Duane Reade, Inc......................     15,000        284,850
 *Duckwall-Alco Stores, Inc.............      6,600         76,890
 *Ducommun, Inc.........................     29,300        407,270
 *DuPont Photomasks, Inc................      6,600        183,447
 *Dura Automotive Systems, Inc..........     42,100        409,422
 *DUSA Pharmaceuticals, Inc.............     86,200        157,746
 *DVI, Inc..............................     44,400        392,496
 *Dwyer Group, Inc......................      7,600         29,982
 *Dyax Corp.............................    145,600        296,296
 *Dycom Industries, Inc.................    161,598      2,441,746
 *Dynamics Research Corp................      8,800        111,364
 *#E Com Ventures, Inc..................        850          3,421
 *E-Z-EM, Inc...........................      3,700         33,300
 *E.piphany, Inc........................    276,700      1,377,966
 *EarthLink, Inc........................      3,000         18,690
 *eBenX, Inc............................    148,100        684,962
 eBT International, Inc.................     56,800          5,680
 *ECC International Corp................     13,300         52,934
 Edelbrock Corp.........................        110          1,162
 *Eden Bioscience Corp..................     78,200        128,639
 *EDGAR Online, Inc.....................      3,400          5,678
 *Edge Petroleum Corp...................     42,400        144,796
 *Edgewater Technology, Inc.............     53,038        222,494
 Edo Corp...............................        300          6,081
 *Educational Insights, Inc.............      2,800          1,288
 *eFunds Corp...........................     78,300        706,657
 *EGL, Inc..............................     75,100      1,176,817
 *Elder-Beerman Stores Corp.............     30,100         54,180
 *Electro Rent Corp.....................     61,800        747,162
 *Electro Scientific Industries, Inc....      3,400         82,790
 *Electroglas, Inc......................     68,200        174,592
 *Electronics for Imaging, Inc..........      6,600        117,018
 *Elevon, Inc...........................     13,700         18,015
 *Elite Information Group, Inc..........     11,000         82,830
 *Elizabeth Arden, Inc..................     18,300        262,147
 *eLoyalty Corp.........................     31,000        136,555
 EMC Insurance Group, Inc...............      1,000         18,650
 *#Emcor Group, Inc.....................      6,600        351,780
 *EMCORE Corp...........................     24,800         78,988
 *Emisphere Technologies, Inc...........     85,800        341,484
 *Emmis Broadcasting Corp. Class A......     99,700      2,290,607
 Empire District Electric Co............      1,400         25,564
 Empire Federal Bancorp, Inc............      1,800         33,201
 *EMS Technologies, Inc.................     33,800        514,436
 *Encore Med Corp.......................      3,200          8,864
 *Encore Wire Corp......................     42,000        432,390
 Energen Corp...........................     20,600        550,432
 *Energy Partners, Ltd..................     34,500        319,125
 *Enesco Group, Inc.....................     45,500        321,685
 Engineered Support Systems, Inc........     12,187        452,503
 Ennis Business Forms, Inc..............        500          6,180
 *Entravision Communications Corp.......    265,000      2,891,150
 *Entrust Technologies, Inc.............    215,600        866,712
 *ePlus, Inc............................     58,800        434,238
                                           SHARES        VALUE+
                                           ------        ------
 *ePresence, Inc........................     49,500   $    119,047
 *Equity Marketing, Inc.................      4,400         51,700
 *Equity Oil Co.........................     41,200         79,310
 *Esco Technologies, Inc................     44,000      1,615,240
 Espey Manufacturing & Electronics
   Corp.................................        400          7,850
 *Esterline Technologies Corp...........     67,100      1,318,515
 *Ethyl Corp............................      1,000          5,760
 *Evans & Sutherland Computer Corp......     22,900        123,087
 *Exar Corp.............................    112,900      1,594,148
 *Exelixis, Inc.........................    186,143      1,682,733
 *Exponent, Inc.........................     14,000        180,950
 *Extended Stay America, Inc............    269,400      3,768,906
 *Extended Systems, Inc.................     37,500         76,500
 *Extensity, Inc........................     97,000        168,780
 *Factory 2-U Stores, Inc...............     24,100         80,494
 #Fair, Isaac & Co., Inc................     56,778      2,486,876
 *Fairchild Corp. Class A...............    101,900        515,614
 *Falcon Products, Inc..................     59,300        236,014
 *Famous Dave's of America, Inc.........      1,600          5,816
 *Faro Technologies, Inc................      8,300         17,098
 FBL Financial Group, Inc. Class A......     29,800        499,746
 Fedders Corp...........................     15,500         40,610
 *FEI Co................................     30,500        570,350
 FFLC Bancorp...........................      1,700         49,759
 *Fibermark, Inc........................     37,700        255,229
 Fidelity National Corp.................      2,000         17,360
 Fidelity National Financial, Inc.......     28,677        927,701
 *Finish Line, Inc. Class A.............     51,600        546,444
 *Finishmaster, Inc.....................      9,000        105,120
 *Finlay Enterprises, Inc...............     27,800        355,840
 *Firebrand Financial Group, Inc........      1,000             10
 First American Financial Corp..........     86,600      1,774,434
 First Bancorp..........................      6,484        159,766
 First Bell Bancorp, Inc................      6,400        133,440
 *First Cash Financial Services, Inc....     39,700        401,962
 First Charter Corp.....................     27,900        507,501
 First Citizens Bancshares, Inc.........     12,200      1,229,760
 First Defiance Financial Corp..........     15,000        292,500
 First Essex Bancorp....................      8,800        309,276
 First Federal Bancshares of Arkansas,
   Inc..................................      7,700        193,616
 *First Horizon Pharmaceutical Corp.....     42,900        259,759
 First Indiana Corp.....................        875         18,274
 *First Investors Financial Services
   Group, Inc...........................      6,900         21,183
 *First Mariner Bank Corp...............      5,300         57,054
 First Midwest Financial, Inc...........      4,400         69,014
 First Mutual Bancshares, Inc...........      5,940        104,514
 First Niagara Financial Group, Inc.....     58,000      1,774,220
 First Place Financial Corp.............     18,200        308,126
 *First Republic Bank...................     54,600      1,135,680
 First Sentinel Bancorp, Inc............     46,900        686,616
 FirstBank NW Corp......................      2,000         41,680
 FirstFed America Bancorp, Inc..........     13,400        336,340
 *FirstFed Financial Corp...............     76,900      2,095,525
 *Fischer Imaging Corp..................      3,200         15,552
 Flagstar Bancorp, Inc..................     53,100        969,075
 *Flanders Corp.........................     25,900         47,008
 *#Fleetwood Enterprises, Inc...........    102,100        841,304
 #Fleming Companies, Inc................    113,200        849,000
 Flexsteel Industries, Inc..............      7,100        111,541
 Florida East Coast Industries, Inc.....     10,000        231,500

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Florsheim Group, Inc..................      1,300   $         11
 *Flow International Corp...............     29,600        100,788
 Flowers Foods, Inc.....................     85,150      2,049,560
 Flushing Financial Corp................     27,300        468,468
 FNB Financial Services Corp............      2,300         37,168
 *Foot Locker, Inc......................    177,700      2,381,180
 *Footstar, Inc.........................     45,200        285,664
 *Forest Oil Corp.......................    157,600      4,192,160
 *Forgent Networks, Inc.................      6,000         13,320
 *Foster (L.B.) Co. Class A.............     12,800         52,736
 *Foster Wheeler, Ltd...................    107,700        180,936
 *#FPIC Insurance Group, Inc............     43,000        279,500
 Frankfort First Bancorp, Inc...........        100          1,720
 Franklin Bancorp, Inc..................      9,300        168,283
 *Franklin Covey Co.....................     63,800        108,460
 *Franklin Electronic Publishers,
   Inc..................................        900          2,178
 Freds, Inc. Class A....................     22,000        551,980
 Fremont General Corp...................    167,700        704,340
 Frequency Electronics, Inc.............      9,200         79,672
 *Fresh America Corp....................     11,500             11
 *Fresh Choice, Inc.....................      4,000          7,380
 *Friede Goldman Halter, Inc............     45,400            250
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................     62,200        559,800
 Friedman Industries, Inc...............      6,840         16,416
 Friedmans, Inc. Class A................     43,700        387,400
 Frisch's Restaurants, Inc..............      8,500        164,730
 *Frontier Airlines, Inc................     68,800        396,288
 *Frontstep, Inc........................        100            203
 *Frozen Food Express Industries, Inc...     40,900         99,796
 FSF Financial Corp.....................      2,900         67,932
 *FSI International, Inc................    115,100        520,827
 *FuelCell Energy, Inc..................     73,600        666,816
 *G-III Apparel Group, Ltd..............     15,000        110,700
 GA Financial, Inc......................      3,500         78,050
 *Gadzooks, Inc.........................     58,000        298,120
 *Gainsco, Inc..........................     58,000          7,685
 *Galyan's Trading Co...................     61,100        822,100
 *GameTech International, Inc...........     19,800         91,377
 *Garden Fresh Restaurant Corp..........     24,900        280,872
 *Gardner Denver Machinery, Inc.........     10,300        176,645
 *Gart Sports Co........................      6,990        183,557
 *Gaylord Entertainment Co..............    113,800      2,264,620
 GBC Bancorp............................     12,100        243,149
 *Gehl Co...............................     13,600        121,584
 *Genaissance Pharmaceuticals, Inc......      1,900          1,852
 Gencorp, Inc...........................    130,500      1,057,050
 *Gene Logic, Inc.......................     50,600        398,222
 *General Binding Corp..................     20,400        265,914
 General Cable Corp.....................    115,000        494,500
 *General Communications, Inc.
   Class A..............................     84,900        497,089
 *Genesee & Wyoming, Inc................     15,750        308,700
 *Genesis Microchip, Inc................     19,701        391,557
 *Genlyte Group, Inc....................     46,500      1,546,590
 *Genome Therapeutics Corp..............     37,800         70,686
 Gentiva Health Services, Inc...........     17,300        141,687
 *Gerber Scientific, Inc................    151,100        611,955
 *Getty Images, Inc.....................      6,300        188,181
 Gevity HR, Inc.........................     34,300        136,171
 *Giant Industries, Inc.................      5,800         19,720
 Gibraltar Steel Corp...................     23,500        450,495
 *Giga-Tronics, Inc.....................      3,200          5,392
                                           SHARES        VALUE+
                                           ------        ------
 Glatfelter (P.H.) Co...................    134,500   $  1,751,190
 *Glenayre Technologies, Inc............    230,300        314,359
 *Global Imaging Systems, Inc...........     17,800        334,818
 *Globecomm Systems, Inc................     32,700        109,708
 *GlobespanVirata, Inc..................     33,100        143,985
 Golden Enterprises, Inc................        300          1,162
 *Golden State Vintners, Inc............     15,200         28,424
 *Good Guys, Inc........................    119,400        323,574
 *Goodys Family Clothing, Inc...........    191,400        835,461
 Gorman-Rupp Co.........................      7,700        199,045
 *Gottschalks, Inc......................     36,800         69,184
 *GP Strategies Corp....................     40,800        193,800
 Granite Construction, Inc..............     24,000        408,000
 *Graphic Packaging International
   Corp.................................    104,500        726,275
 Gray Television, Inc...................      3,400         42,670
 Great American Financial Resources,
   Inc..................................     22,800        361,380
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    118,600        903,732
 *Greenbriar Corp.......................        110            605
 *Greenbrier Companies, Inc.............      4,700         31,725
 *Grey Wolf, Inc........................     16,500         62,865
 *Griffin Land & Nurseries, Inc.
   Class A..............................      1,900         26,448
 *Griffon Corp..........................    130,640      1,626,468
 *Group 1 Automotive, Inc...............     62,300      1,479,625
 *GSI Commerce, Inc.....................     16,500         77,302
 *GTSI Corp.............................     36,700        485,174
 Guaranty Federal Bancshares, Inc.......      9,400        147,251
 *Guaranty Financial Corp...............      2,000         26,860
 *Guess, Inc............................        600          3,144
 *Guilford Pharmaceuticals, Inc.........    136,100        677,097
 *Gulf Island Fabrication, Inc..........     24,200        408,133
 *Gulfmark Offshore, Inc................     29,600        445,184
 *Gundle/SLT Environmental, Inc.........      5,400         48,222
 *#Gymboree Corp........................     84,300      1,709,182
 *Ha-Lo Industries, Inc.................     21,800             87
 Haggar Corp............................     15,100        179,614
 *Hain Celestial Group, Inc.............      4,100         55,944
 *Halifax Corp..........................      1,400          8,890
 *Hall Kinion Associates, Inc...........     67,500        384,412
 *Hamilton Bancorp, Inc.................     23,700          1,066
 Hancock Fabrics, Inc...................     54,700        813,936
 Hancock Holding Co.....................        150          6,916
 *Handleman Co..........................     89,400      1,005,750
 *Hanger Orthopedic Group, Inc..........     89,000      1,157,000
 *Hanover Compressor Co.................     39,100        448,868
 Harbor Florida Bancshares, Inc.........     18,100        391,141
 Hardinge, Inc..........................     17,300        118,505
 Harleysville Group, Inc................     58,900      1,536,406
 Harman International Industries, Inc...      2,500        156,000
 *Harris Interactive, Inc...............     22,700         76,839
 Harsco Corp............................      3,000         92,730
 *Hartmarx Corp.........................     27,500         74,800
 *Harvest Natural Resources, Inc........     23,200        171,216
 *Hastings Entertainment, Inc...........     51,800        227,661
 *Hauser, Inc...........................      1,900            636
 *Hawaiian Holdings, Inc................     53,263        109,189
 *Hawk Corp.............................     18,600         34,782
 *Hawthorne Financial Corp..............     24,700        710,495
 *#Hayes Lemmerz International, Inc.....     18,100          5,520
 HCC Insurance Holdings, Inc............     27,700        645,964
 *Health Management Systems, Inc........     82,000        298,890
 *Hector Communications Corp............      4,600         51,980
 Heico Corp.............................     24,900        298,800

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Heico Corp. Class A....................      4,200   $     39,438
 *Heidrick & Struggles International,
   Inc..................................     66,500      1,057,017
 *Hercules, Inc.........................    324,800      3,059,616
 *Herley Industries, Inc................     39,600        594,198
 *Hexcel Corp...........................    239,900        587,755
 *Hi-Tech Pharmacal, Inc................      7,800        153,621
 HMN Financial, Inc.....................     23,200        390,456
 Hollinger International, Inc.
   Class A..............................    152,800      1,495,912
 Holly Corp.............................     30,600        668,916
 *Hollywood Media Corp..................    105,900        110,136
 *Hologic, Inc..........................     39,600        545,886
 *Home Products International, Inc......     18,300         76,494
 *Hoover's, Inc.........................      1,600          8,920
 Horace Mann Educators Corp.............     35,300        563,741
 Horizon Financial Corp.................      9,487        115,931
 *Horizon Health Corp...................      2,600         39,078
 *Horizon Offshore, Inc.................    139,700        806,767
 *Horizon Organic Holding Corp..........     32,200        545,146
 Horton (D.R.), Inc.....................    133,129      2,544,095
 *House2Home, Inc.......................     45,800             71
 *Houston Exploration Co................     94,700      2,964,110
 *#Hovnanian Enterprises, Inc.
   Class A..............................     54,198      1,810,213
 Hudson River Bancorp, Inc..............     29,100        772,023
 *Huffy Corp............................     47,600        337,960
 Hughes Supply, Inc.....................     74,900      2,359,350
 *Humana, Inc...........................    358,500      3,731,985
 *Hunt (J.B.) Transport Services,
   Inc..................................    116,100      3,198,555
 Hunt Corp..............................      8,000         99,520
 *Hurco Companies, Inc..................      6,100         10,736
 *Hutchinson Technology, Inc............    105,800      2,869,825
 *Huttig Building Products, Inc.........     25,800         83,850
 *Hypercom Corp.........................    158,900        413,140
 *#Hyseq, Inc...........................      1,600          1,624
 *I-many, Inc...........................    182,100        528,090
 Iberiabank Corp........................      7,800        298,155
 *Ibis Technology Corp..................     25,400        151,130
 ICN Pharmaceuticals, Inc...............      9,500        111,625
 *Ico, Inc..............................     24,700         33,345
 *ICT Group, Inc........................     10,400        177,268
 *iDine Rewards Network, Inc............     12,100        132,495
 *IDT Corp..............................    117,600      2,193,240
 *IDT Corp. Class B.....................     57,600      1,023,552
 *IEC Electronics Corp..................     13,400          2,613
 *iGate Capital Corp....................    179,100        612,522
 *IHOP Corp.............................     16,100        387,205
 *II-VI, Inc............................     16,400        263,466
 Ikon Office Solutions, Inc.............    289,100      2,202,942
 *Illumina, Inc.........................     13,600         64,328
 *Image Entertainment, Inc..............     55,000         87,450
 *Imation Corp..........................    117,700      4,844,532
 IMC Global, Inc........................    179,300      2,339,865
 *IMCO Recycling, Inc...................     70,100        541,873
 *Immersion Corp........................     21,500         21,715
 *Immucor, Inc..........................     30,300        697,506
 *Immunogen, Inc........................     88,200        346,626
 *Impath, Inc...........................     15,600        258,414
 *Impco Technologies, Inc...............     43,500        213,150
 *Imperial Credit Industries, Inc.......     28,500            100
 *Incyte Genomics, Inc..................    175,928        950,891
 Independence Community Bank Corp.......    114,500      2,914,025
 Independent Bank East..................     11,974        383,048
                                           SHARES        VALUE+
                                           ------        ------
 *Indus International, Inc..............     14,200   $     23,430
 *Industrial Distribution Group, Inc....      2,600          6,760
 *Inet Technologies, Inc................     57,500        285,775
 *Infinium Software, Inc................      6,700         46,531
 *InFocus Corp..........................     76,100        578,360
 *Infonet Services Corp.................     14,700         35,133
 *Informatica Corp......................      8,100         56,011
 *Information Holdings, Inc.............      2,500         39,025
 *Information Resources, Inc............    102,000        330,990
 *Inforte Corp..........................     43,000        313,900
 *InfoSpace, Inc........................      2,000         22,810
 Ingles Market, Inc. Class A............     31,300        364,019
 *Ingram Micro, Inc.....................     98,100      1,371,438
 *Inhale Therapeutic Systems, Inc.......     47,000        430,285
 *Innotrac Corp.........................     53,300        130,318
 *Innovative Clinical Solutions, Ltd....        519              4
 *Innovative Solutions & Support, Inc...      6,100         45,597
 *Innovex, Inc..........................     58,300        197,345
 *Input/Output, Inc.....................    133,500        700,875
 *Insight Communications Co., Inc.......     65,500        910,777
 *Insight Enterprises, Inc..............      5,600         56,252
 *Insignia Financial Group, Inc.........     78,000        588,900
 *Insmed, Inc...........................     81,500         52,975
 *Inspire Pharmaceuticals, Inc..........    116,800        967,104
 *Insurance Auto Auctions, Inc..........     37,000        581,085
 *InsWeb Corp...........................     12,950         19,036
 Integra Bank Corp......................      1,000         17,885
 *IntegraMed America, Inc...............      2,300         14,179
 *Integrated Electrical Services,
   Inc..................................    278,900      1,087,710
 *Integrated Information Systems, Inc...      1,000            415
 *Integrated Silicon Solution, Inc......     76,400        445,412
 *Integrated Telecom Express, Inc.......      1,000          1,535
 *Integrity Media, Inc..................      9,100         47,138
 Inter Parfums, Inc.....................     17,550        133,204
 *Interactive Data Corp.................     18,500        288,785
 *Interactive Intelligence, Inc.........        600          1,968
 *InterCept Group, Inc..................     34,200        591,318
 Interface, Inc. Class A................    144,200        600,593
 *Intergraph Corp.......................     97,200      1,779,246
 *Interland, Inc........................    448,000        873,600
 *Interlink Electronics, Inc............     16,200         71,199
 *Intermagnetics General Corp...........     17,297        373,788
 Intermet Corp..........................     57,400        271,215
 *International Aircraft Investors......      7,400          8,843
 *International Multifoods Corp.........     71,300      1,424,574
 *International Speciality Products,
   Inc..................................    177,100      1,797,565
 *International Total Services, Inc.....      6,500              4
 *Internet Commerce Corp................     23,500         40,067
 *Internet Pictures Corp................      4,000          5,280
 *Interphase Corp.......................        500          1,995
 Interpool, Inc.........................     45,900        774,333
 *Interstate National Dealers Services,
   Inc..................................      8,300         47,227
 *Intervoice, Inc.......................    154,400        326,556
 *Interwoven, Inc.......................    256,000        729,600
 *Intevac, Inc..........................      3,500         12,740
 *Intrusion, Inc........................     60,100         27,045
 Investors Title Co.....................      1,300         27,040
 *#Invision Technologies, Inc...........     33,800        977,327
 *Invivo Corp...........................     30,500        410,225
 *Iomega Corp...........................    170,200      1,455,210
 *Ionics, Inc...........................     68,900      1,550,250
 *Iridex Corp...........................      6,200         20,243

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Irwin Financial Corp...................      5,800   $     94,192
 *Isle of Capri Casinos, Inc............     98,400      1,213,764
 *ITLA Capital Corp.....................     18,200        629,629
 *ITXC Corp.............................    148,800        430,032
 *IXYS Corp.............................     22,297        160,204
 *J & J Snack Foods Corp................     16,300        543,931
 *J Net Enterprises, Inc................     19,000         12,160
 *J. Alexander's Corp...................     11,800         37,524
 *J. Jill Group, Inc....................     36,000        837,900
 Jacksonville Bancorp, Inc..............      2,200         61,149
 *Jaco Electronics, Inc.................     23,150         80,562
 *Jakks Pacific, Inc....................     73,150      1,123,218
 *Jarden Corp...........................     90,200      2,029,500
 *JDA Software Group, Inc...............     21,300        250,275
 Jefferies Group, Inc...................     20,500        912,250
 JLG Industries, Inc....................    228,100      2,132,735
 *JLM Industries, Inc...................      2,500          2,987
 *JNI Corp..............................    121,800        392,196
 *Johnson Outdoors, Inc.................     12,900        125,452
 *Jos. A. Bank Clothiers, Inc...........     14,000        354,060
 *Joy Global, Inc.......................     55,400        660,368
 *JPS Industries, Inc...................     18,000         66,690
 *Jupitermedia Corp.....................     34,800         75,690
 K Swiss, Inc. Class A..................     38,200        967,033
 *K2, Inc...............................    126,800      1,336,472
 *Kadant, Inc...........................     40,728        614,993
 *Kaiser Aluminum Corp..................     65,100          4,980
 Kaman Corp. Class A....................     52,400        560,680
 *Kansas City Southern Industries,
   Inc..................................    209,500      2,671,125
 *Katy Industries, Inc..................     14,800         49,284
 KB Home Corp...........................     14,900        665,881
 *KCS Energy, Inc.......................     14,100         20,163
 *Keane, Inc............................      9,100         83,720
 *Keith Companies, Inc..................     21,300        258,049
 Kellwood Co............................     73,791      2,100,830
 Kelly Services, Inc....................     30,400        753,616
 *Kemet Corp............................      4,000         43,480
 *Kendle International, Inc.............     58,200        528,456
 Kennametal, Inc........................     98,800      3,450,096
 *Kennedy-Wilson, Inc...................     13,500         46,845
 *Kentucky Electric Steel, Inc..........      4,800            960
 Kentucky First Bancorp, Inc............        400          6,420
 Kewaunee Scientific Corp...............      5,000         51,975
 *Key Energy Group, Inc.................    396,400      3,567,600
 *Key Technology, Inc...................      7,100         38,162
 *Key Tronic Corp.......................      5,700          7,495
 *Key3Media Group, Inc..................    118,750          2,197
 *Keynote Systems, Inc..................     95,400        787,527
 *Keystone Automotive Industries, Inc...     64,500      1,011,682
 *kforce.com, Inc.......................    147,567        585,841
 Kimball International, Inc. Class B....     27,800        409,911
 *Kinark Corp...........................      1,100          1,644
 *Kindred Healthcare, Inc...............     10,000        166,600
 *Kirby Corp............................      3,000         75,900
 Klamath First Bancorp, Inc.............     14,500        219,747
 *Knight Trading Group, Inc.............    406,400      2,560,320
 *Koala Corp............................     15,300          4,437
 *Korn/Ferry International..............     88,500        855,795
 *Kroll, Inc............................     78,762      1,477,181
 *Kulicke & Soffa Industries, Inc.......     22,400        131,152
 *Kushner-Locke Co......................      8,000             43
 *KVH Industries, Inc...................      2,900         25,259
 La-Z-Boy, Inc..........................      9,344        235,002
                                           SHARES        VALUE+
                                           ------        ------
 *LaBarge, Inc..........................      4,000   $     13,000
 *LabOne, Inc...........................     23,300        422,662
 *#Labranche & Co., Inc.................      6,000        182,100
 *Ladish Co., Inc.......................     45,500        326,917
 LaFarge Corp...........................     35,400      1,136,340
 *Lakeland Industries, Inc..............      2,530         18,709
 *Lakes Entertainment, Inc..............     23,500        137,240
 *Lamson & Sessions Co..................     84,000        262,920
 *Lancer Corp...........................      4,200         34,020
 Landamerica Financial Group, Inc.......     44,600      1,601,140
 *Landec Corp...........................      1,300          2,307
 Landry's Seafood Restaurants, Inc......     50,500      1,084,740
 *Lantronix, Inc........................     10,800          9,666
 *Large Scale Biology Corp..............     87,700        101,732
 *Larscom, Inc..........................      6,500          2,763
 *Laser Pacific Media Corp..............     32,600         58,191
 *Latitude Communications, Inc..........      4,300          6,493
 *Lattice Semiconductor Corp............     10,000        100,250
 *Lawson Software, Inc..................     33,900        167,636
 *Layne Christensen Co..................     19,200        162,720
 *Lazare Kaplan International, Inc......     16,500         87,368
 *LCC International, Inc. Class A.......     55,900        115,713
 *Lechters, Inc.........................      9,900              4
 *Lecroy Corp...........................     12,300        135,669
 *Legato Systems, Inc...................     65,400        354,141
 #Lennar Corp...........................     63,500      3,366,770
 Lennox International, Inc..............    118,400      1,681,280
 *Lesco, Inc............................     69,600        962,220
 *#Level 3 Communications, Inc..........     44,000        271,040
 *#Level 8 Systems, Inc.................      1,200            576
 *Lexent, Inc...........................    160,900        175,381
 *Lexicon Genetics, Inc.................     35,000        141,925
 Liberty Corp...........................     19,200        767,808
 Lifetime Hoan Corp.....................     22,600        111,870
 *Lightbridge, Inc......................     42,700        300,822
 Lillian Vernon Corp....................     39,600        176,220
 *Liquid Audio, Inc.....................     97,900        257,967
 *Lithia Motors, Inc. Class A...........     29,600        475,672
 LNR Property Corp......................    114,500      4,167,800
 *Lodgian, Inc..........................     13,300            865
 *LogicVision, Inc......................     61,900        145,775
 Lone Star Steakhouse & Saloon, Inc.....     82,400      1,560,244
 *Lone Star Technologies, Inc...........     42,600        658,170
 Longs Drug Stores Corp.................     47,500        961,875
 Longview Fibre Co......................    134,600      1,044,496
 *Louisiana-Pacific Corp................    371,700      3,330,432
 LSI Industries, Inc....................     22,800        240,996
 *LTX Corp..............................     17,600        162,096
 *Luby's, Inc...........................     96,400        400,060
 Lufkin Industries, Inc.................      9,500        246,668
 *Lydall, Inc...........................     40,000        436,000
 *M-Wave, Inc...........................        700          1,855
 *M.H. Meyerson & Co., Inc..............     20,000          9,200
 M/I Schottenstein Homes, Inc...........     41,800      1,220,560
 *Mac-Gray Corp.........................     31,200        104,832
 *Mackie Designs, Inc...................        300            416
 *Macromedia, Inc.......................     22,400        275,744
 *#Magna Entertainment Corp.............     61,900        402,041
 #Magna International, Inc..............     10,832        604,751
 *Magnetek, Inc.........................     58,100        337,561
 *Magnum Hunter Resources, Inc..........     20,100        115,575
 *Mail-Well, Inc........................     28,800         60,480
 *Main Street & Main, Inc...............     26,900         57,163

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Management Network Group, Inc.........     44,400   $     84,582
 *Manchester Technologies, Inc..........     16,900         34,814
 *Manning (Greg) Auctions, Inc..........        600            849
 *Manor Care, Inc.......................     70,100      1,365,548
 *Manufacturers' Services Ltd...........    148,500        755,865
 *Manugistic Group, Inc.................     75,500        298,980
 *Mapinfo Corp..........................     35,800        251,495
 Marcus Corp............................     35,800        501,200
 *Marimba, Inc..........................     65,500        106,110
 Marine Products Corp...................     12,420        136,620
 *MarineMax, Inc........................     38,300        478,750
 Maritrans, Inc.........................     12,500        151,250
 *MarketWatch.com, Inc..................    108,400        542,542
 *MarkWest Hydrocarbon, Inc.............     19,400        115,042
 Marsh Supermarkets, Inc. Class A.......      3,100         37,913
 *#Martha Stewart Living Omnimedia,
   Ltd..................................     29,700        316,602
 Massey Energy Co.......................     19,000        168,150
 *Mastec, Inc...........................     70,100        281,101
 *Material Sciences Corp................     55,100        771,400
 *Matlack Systems, Inc..................      3,800              3
 *Matria Healthcare, Inc................     24,300        239,234
 *Matrix Service Co.....................     35,300        327,761
 *Mattson Technology, Inc...............      9,206         32,727
 *Max & Ermas Restaurants, Inc..........      1,400         22,778
 *Maxco, Inc............................      2,700         17,915
 *Maxcor Financial Group, Inc...........     31,800        196,365
 *Maxicare Health Plans, Inc............      1,060              3
 *#Maxim Pharmaceuticals, Inc...........    106,500        384,465
 *Maxtor Corp...........................      2,790         15,122
 *Maxwell Shoe Company, Inc.............     30,900        344,226
 *Maxwell Technologies, Inc.............     31,100        232,006
 *Maxxam, Inc...........................     21,500        197,800
 *Maxygen, Inc..........................     40,000        320,000
 MB Financial, Inc......................     13,100        460,138
 McGrath Rent Corp......................      5,000        117,300
 *MCSI, Inc.............................    108,600        625,536
 MDC Holdings, Inc......................     50,772      1,812,560
 *Meade Instruments Corp................     97,600        324,520
 *Meadow Valley Corp....................      1,000            890
 *Meadowbrook Insurance Group, Inc......      7,300         14,089
 *#Measurement Specialties, Inc.........     27,900         62,775
 *Medarex, Inc..........................     10,000         49,950
 *#Media Arts Group, Inc................     62,000        217,000
 Media General, Inc. Class A............     23,000      1,348,490
 *#Mediacom Communications Corp.........     11,000        103,840
 *Medical Action Industries, Inc........      1,200         12,828
 *Medical Resources, Inc................      7,300              4
 *Medstone International, Inc...........      9,400         27,683
 *MEMC Electronic Materials, Inc........    161,900      1,476,528
 *Mentor Graphics Corp..................      8,000         96,640
 *Mercury Air Group, Inc................      6,000         18,060
 *Meridian Medical Technology, Inc......      3,000        132,525
 *Merit Medical Systems, Inc............     20,000        373,300
 *Merix Corp............................     65,150        724,468
 *Merrimac Industries, Inc..............      8,300         43,160
 *Mesa Air Group, Inc...................     86,900        517,490
 *Mesa Labs, Inc........................      1,000          6,445
 *Mesaba Holdings, Inc..................     91,800        576,963
 *Meta Group, Inc.......................     36,400         79,170
 *MetaSolv Software, Inc................    169,700        376,734
 *Metatec Corp. Class A.................     10,500          1,995
 Methode Electronics, Inc. Class A......     21,800        217,782
                                           SHARES        VALUE+
                                           ------        ------
 Metris Companies, Inc..................     11,000   $     47,630
 *Metro One Telecommunications, Inc.....     11,200         69,048
 *Metrologic Instruments, Inc...........     17,400        129,456
 *Metromedia International Group, Inc...      8,000            800
 MGP Ingredients, Inc...................      7,300         54,604
 *Michael Anthony Jewelers, Inc.........      9,600         16,848
 *Micro Component Technology, Inc.......     34,400         14,448
 *Micro Linear Corp.....................     54,300        207,698
 MicroFinancial, Inc....................      9,500         15,295
 *Micromuse, Inc........................     55,700        249,258
 *Micros to Mainframes, Inc.............      4,000          3,080
 *Microsemi Corp........................     54,600        347,802
 *Microtek Medical Holdings, Inc........     17,500         38,238
 *#Microvision, Inc.....................      8,400         46,662
 *Midas, Inc............................    109,300        874,400
 *Middleby Corp.........................     12,500        130,000
 Midland Co.............................     14,400        283,248
 *Midway Games, Inc.....................     22,400        161,728
 *Midwest Express Holdings, Inc.........     42,900        289,575
 MIIX Group, Inc........................      8,300         16,185
 *Mikohn Gaming Corp....................     10,700         32,956
 Milacron, Inc..........................    204,900      1,368,732
 Millennium Chemicals, Inc..............    313,750      3,419,875
 *Miller Industries, Inc................     49,800        169,818
 *Millerbuilding Systems Escrow Shares..      5,400          1,620
 *MIM Corp..............................     34,700        262,853
 Minerals Technologies, Inc.............     21,000        906,150
 *MIPS Technologies, Inc................      6,200         19,561
 *Mission Resources Corp................     95,100         41,369
 *Mississippi Chemical Corp.............     26,600         14,098
 *Mitcham Industries, Inc...............     32,900         40,303
 *MKS Instruments, Inc..................      6,200        118,203
 *Mobile Mini, Inc......................     26,900        400,810
 *Modem Media, Inc......................      1,200          2,976
 Modine Manufacturing Co................      7,800        149,409
 *Modtech Holdings, Inc.................     61,000        583,770
 *Moldflow Corp.........................     27,600        203,688
 *Monarch Dental Corp...................        933          4,152
 *Mondavi (Robert) Corp. Class A........     28,500        996,360
 *Monro Muffler Brake, Inc..............     11,900        213,903
 Mony Group, Inc........................      2,262         53,406
 *Moog, Inc. Class A....................     21,450        628,271
 *Motor Car Parts & Accessories, Inc....      7,500         21,000
 Movado Group, Inc......................     34,000        605,200
 *Movie Gallery, Inc....................     54,675        949,705
 *MPS Group, Inc........................    390,000      2,340,000
 *MRO Software, Inc.....................    194,000      2,294,050
 *MRV Communications, Inc...............     80,300        141,730
 *MSC Software Corp.....................     70,100        514,534
 MTS Systems Corp.......................     67,660        808,537
 *Mueller Industries, Inc...............     98,700      2,865,261
 *Multex.com, Inc.......................    231,100        856,226
 Myers Industries, Inc..................        375          4,200
 *Nabi Biopharmaceuticals...............    142,100      1,030,936
 Nacco Industries, Inc. Class A.........     19,000        932,900
 *Nanogen, Inc..........................     98,100        203,558
 *Nanometrics, Inc......................      7,800         45,045
 *Napco Security Systems, Inc...........      4,400         43,230
 Nash Finch Co..........................     34,900        296,650
 *Nashua Corp...........................     10,700         97,798
 *Nastech Pharmaceutical Co., Inc.......      3,000         30,450
 *Nathans Famous, Inc...................     15,400         55,286
 *National Equipment Services, Inc......     16,600          3,320

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *National Home Health Care Corp........      9,481   $     77,270
 National Presto Industries, Inc........     12,800        405,248
 *National Processing, Inc..............      1,300         18,980
 *National RV Holdings, Inc.............     50,900        336,958
 National Service Industries, Inc.......      2,800         21,784
 *National Technical Systems, Inc.......     17,200         40,248
 *National Western Life Insurance Co.
   Class A..............................        600         52,959
 *Natrol, Inc...........................     11,900         17,136
 *Natural Wonders, Inc..................        900              1
 *Nautica Enterprises, Inc..............    118,300      1,324,960
 *Navidec, Inc..........................      1,900            200
 *Navigant Consulting, Inc..............     14,000         75,320
 *Navigant International, Inc...........     58,400        702,844
 *Navigators Group, Inc.................      8,400        216,636
 *NCI Building Systems, Inc.............     77,300      1,484,160
 *NCO Group, Inc........................     91,900      1,499,349
 *NCO Portfolio Management, Inc.........     14,700         88,274
 *NCS Healthcare, Inc...................      7,700         14,515
 *Nelson (Thomas), Inc..................     31,200        255,840
 *#Neoforma, Inc........................     40,600        414,323
 *NeoMagic Corp.........................     79,300        105,073
 *Neopharm, Inc.........................        800         11,716
 *Neorx Corp............................      5,300          3,684
 *Neose Technologies, Inc...............     17,900        246,394
 *Net2Phone, Inc........................    153,129        594,906
 *NetBank, Inc..........................     47,462        462,280
 *Netegrity, Inc........................     43,500        165,953
 *NetIQ Corp............................     60,800      1,054,880
 *Netopia, Inc..........................     83,000        162,680
 *NetRatings, Inc.......................    174,500      1,157,808
 *Netro Corp............................    248,600        637,659
 *Netscout System, Inc..................     27,800        142,058
 *NetSolve, Inc.........................     29,200        183,084
 *Network Equipment Technologies,
   Inc..................................    173,800        764,720
 *Neurocrine Biosciences, Inc...........      5,400        248,859
 *Neurogen Corp.........................        400          2,270
 *#New Angeion Corp.....................          6             10
 *New Brunswick Scientific Co., Inc.....      7,944         42,063
 #New Century Financial Corp............     72,200      1,349,057
 *New Focus, Inc........................    226,300        828,258
 *Newfield Exploration Co...............      6,227        225,255
 Newmil Bancorp, Inc....................      4,000         77,800
 *Newpark Resources, Inc................     27,200        126,752
 *Newport Corp..........................    182,200      2,618,214
 *Niagara Corp..........................     14,900         26,746
 *NIC, Inc..............................     23,200         41,412
 NL Industries, Inc.....................    107,400      1,761,360
 *NMS Communications Corp...............    114,600        229,200
 *NMT Medical, Inc......................      8,200         27,470
 NN, Inc................................      2,300         22,989
 *Nobel Learning Communities, Inc.......      4,900         24,427
 Noble International, Ltd...............      8,400         61,992
 *Norstan, Inc..........................     18,800         79,806
 *Nortek Holdings, Inc..................     51,100      2,315,341
 North Central Bancshares, Inc..........      3,500        102,148
 Northeast Pennsylvania Financial
   Corp.................................      4,800         81,480
 *Northland Cranberries, Inc............      9,125          9,490
 Northrim BanCorp, Inc..................     12,210        176,373
 *Northwest Airlines Corp...............     11,100         93,795
 *Northwest Pipe Co.....................     30,100        421,551
                                           SHARES        VALUE+
                                           ------        ------
 *Novadigm, Inc.........................      2,000   $      4,780
 *Novell, Inc...........................     24,280         87,408
 *Novoste Corp..........................     33,100        225,080
 *NS Group, Inc.........................     94,500        637,875
 *NTELOS, Inc...........................     15,400          7,931
 *Nu Horizons Electronics Corp..........     97,017        681,063
 *NuCo2, Inc............................     17,000        144,840
 *Nuevo Energy Co.......................    118,300      1,461,005
 NUI Corp...............................      1,195         17,997
 *Numerex Corp. Class A.................     11,700         29,133
 *Numerical Technologies, Inc...........     90,300        408,156
 *Nutraceutical International Corp......     24,400        229,970
 *NYFIX, Inc............................     27,400        144,535
 *Nymagic, Inc..........................      9,400        188,940
 *O'Charleys, Inc.......................      9,900        217,404
 *Oak Technology, Inc...................     78,600        257,022
 *OAO Technology Solutions, Inc.........     54,200         88,346
 *Obie Media Corp.......................     35,100        110,916
 *Oceaneering International, Inc........      8,800        211,200
 OceanFirst Financial Corp..............     28,050        621,308
 *Ocwen Financial Corp..................    282,500        827,725
 *Odd Job Stores, Inc...................      9,300         16,973
 *Officemax, Inc........................    398,200      2,373,272
 *Offshore Logistics, Inc...............    114,900      2,492,181
 *Oglebay Norton Co.....................     13,000         95,420
 *Ohio Casualty Corp....................    229,200      2,941,782
 *Oil States International, Inc.........      5,800         74,472
 Oil-Dri Corp. of America...............     27,600        231,288
 *Old Dominion Freight Lines, Inc.......      8,500        211,140
 Olin Corp..............................     25,540        385,399
 *Olympic Steel, Inc....................     41,600        164,112
 *Omega Protein Corp....................     14,500         57,710
 Omnicare, Inc..........................    171,200      3,696,208
 *OmniVision Technologies, Inc..........     93,100      1,663,697
 *Omnova Solutions, Inc.................     63,100        258,710
 *Omtool, Ltd...........................      3,600          1,188
 *On Assignment, Inc....................     13,500        112,185
 *One Price Clothing Stores, Inc........      1,286          1,344
 Oneida, Ltd............................      5,400         58,860
 *Onyx Acceptance Corp..................      8,400         30,240
 *Onyx Pharmacueticals, Inc.............     65,200        450,858
 *Opinion Research Corp.................     30,600        155,295
 *Oplink Communications, Inc............     74,400         78,864
 Opti, Inc..............................     43,753         72,630
 *Option Care, Inc......................      5,125         30,801
 *OraPharma, Inc........................     66,100        483,191
 *Orbital Sciences Corp.................     93,500        430,100
 *Oregon Steel Mills, Inc...............    116,300        546,610
 *Orleans Homebuilders, Inc.............      3,900         30,342
 *Orthologic Corp.......................    113,800        484,219
 *#OSI Pharmaceutical, Inc..............     11,200        242,088
 *#OSI Systems, Inc.....................     57,200        988,416
 *Osmonics, Inc.........................     20,100        337,479
 *Osteotech, Inc........................     64,000        365,120
 Outlook Group Corp.....................      9,200         52,072
 *Overland Storage, Inc.................     35,600        475,082
 Overseas Shipholding Group, Inc........    107,700      1,862,133
 *Owens-Illinois, Inc...................    715,600     11,234,920
 Oxford Industries, Inc.................     14,100        365,190
 *OYO Geospace Corp.....................      5,500         56,513
 *Pacific Mercantile Bancorp............     29,100        198,026
 *Pacific Premier Bancorp, Inc..........      3,320         21,082
 *#Pacificare Health Systems, Inc.......    160,300      4,293,636

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Packaged Ice, Inc.....................        900   $        923
 *Packeteer, Inc........................     31,149        251,684
 *Palm Harbor Homes, Inc................      8,800        165,044
 *PAM Transportation Services, Inc......      5,200        104,052
 *Paradyne Networks Corp................    108,600        198,738
 *Parallel Petroleum Corp...............     10,800         27,000
 *Parexel International Corp............     12,100        151,371
 Park Electrochemical Corp..............     24,250        522,830
 *Parker Drilling Co....................    385,300        866,925
 *Park-Ohio Holdings Corp...............     44,600        182,414
 Parkvale Financial Corp................      2,400         55,860
 *Parlex Corp...........................     36,000        383,940
 *Parlux Fragrances, Inc................     13,400         36,247
 *Pathmark Stores, Inc..................     51,300        200,327
 Patina Oil & Gas Corp..................     18,625        560,240
 Patriot Bank Corp......................      3,400         52,326
 *#Patterson-UTI Energy, Inc............      6,400        185,952
 *Paxar Corp............................     30,000        423,900
 *PC Connection, Inc....................    141,700        984,815
 *PC Mall, Inc..........................     37,600        143,256
 *PC-Tel, Inc...........................     90,604        694,480
 *PDI, Inc..............................     20,800        204,880
 Peabody Energy Corp....................     19,300        525,925
 *Pediatrix Medical Group, Inc..........     45,000      1,827,900
 *Peerless Manufacturing Co.............      2,400         23,028
 *Peerless Systems Corp.................     14,200         17,892
 *Pegasus Solutions, Inc................     81,900        942,669
 Penford Corp...........................      7,800        109,902
 *Penn Traffic Co.......................        600          4,374
 *Penn Treaty American Corp.............     85,100        205,091
 Penn Virginia Corp.....................     10,200        348,840
 Penn-America Group, Inc................     14,250        127,538
 Pennfed Financial Services, Inc........     15,300        421,056
 Pep Boys - Manny, Moe & Jack...........    119,400      1,313,400
 *Perceptron, Inc.......................      5,300          9,063
 *Performance Technologies, Inc.........     16,900         63,460
 *Pericom Semiconductor Corp............     46,800        455,832
 *Perini Corp...........................      5,800         18,618
 *Perrigo Co............................     25,600        322,688
 *Perry Ellis International, Inc........     10,300        150,792
 *Per-Se Technologies, Inc..............      3,300         29,684
 *Personnel Group of America, Inc.......     17,200          2,064
 *Petrocorp, Inc........................      5,800         53,650
 *Petroleum Development Corp............     71,200        364,544
 *PetSmart, Inc.........................     39,750        733,586
 PFF Bancorp, Inc.......................     29,600      1,013,800
 *Pharmacopeia, Inc.....................    145,200      1,450,548
 *Pharmacyclics, Inc....................     73,100        255,485
 *Pharmchem Laboratories, Inc...........        700            231
 *Phar-Mor, Inc.........................      7,000              7
 *Philadelphia Consolidated Holding
   Corp.................................     17,800        652,637
 Phillips-Van Heusen Corp...............     64,800        852,120
 *Phoenix Technologies, Ltd.............      4,800         30,576
 *PhotoWorks, Inc.......................     14,300          1,859
 *Photronics, Inc.......................     14,000        221,620
 *Piccadilly Cafeterias, Inc............     29,000         47,850
 *Pico Holdings, Inc....................     70,360        872,816
 Pier 1 Imports, Inc....................     42,400        827,224
 Pilgrims Pride Corp. Class B...........    167,800      1,402,808
 *Pinnacle Entertainment, Inc...........     65,300        391,147
 *Pinnacle Systems, Inc.................    187,400      2,642,340
 *Pinnacor, Inc.........................     25,000         35,750
                                           SHARES        VALUE+
                                           ------        ------
 *Pioneer Natural Resources Co..........     78,500   $  1,935,810
 Pioneer Standard Electronics, Inc......     96,800        935,572
 Pittston Brink's Group.................     48,852        921,349
 *Pixelworks, Inc.......................     29,100        271,794
 *Planar Systems, Inc...................     13,800        288,489
 *PlanVista Corp........................      1,000          2,200
 *Plato Learning, Inc...................     32,800        244,852
 *PLX Technology, Inc...................     10,900         57,225
 PMA Capital Corp. Class A..............     21,900        328,829
 Pocahontas Bancorp, Inc................     11,100        112,998
 *#PolyMedica Corp......................     50,300      1,443,359
 Polyone Corp...........................     57,100        445,380
 *Pomeroy Computer Resource, Inc........     74,700        943,835
 Pope & Talbot, Inc.....................     46,500        627,750
 Potlatch Corp..........................    105,200      2,835,140
 *Powell Industries, Inc................      3,900         77,396
 *Power-One, Inc........................    212,500      1,680,875
 *Powerwave Technologies, Inc...........     10,000         65,450
 *PRAECIS Pharmaceuticals, Inc..........    262,000        848,880
 Precision Castparts Corp...............     71,900      1,767,302
 Presidential Life Corp.................    117,700      1,219,372
 *Presstek, Inc.........................    129,800        727,529
 *Previo, Inc...........................     19,700         42,848
 *#PRG-Schultz International, Inc.......    141,400      1,363,803
 *Price Communications Corp.............     44,591        637,651
 *#Pride International, Inc.............    255,200      3,567,696
 *Prime Hospitality Corp................    175,200      1,455,912
 *Prime Medical Services, Inc...........     70,500        595,725
 *Primus Knowledge Solutions, Inc.......      7,700          3,927
 *Printronix, Inc.......................     16,600        181,189
 *Proassurance Corp.....................     92,380      1,838,362
 *Procom Technology, Inc................     15,000         11,400
 *Programmers Paradise, Inc.............      1,400          2,835
 *Progressive Software Holding, Inc.....        850            383
 *Protection One, Inc...................     51,500        114,845
 *Proton Energy Systems, Inc............    160,500        507,983
 *Provant, Inc..........................      2,700            419
 *#Provell, Inc.........................      5,400              1
 Providence & Worcester Railroad Co.....     10,700         87,633
 Provident Financial Group, Inc.........      5,100        142,724
 *Providian Financial Corp..............      5,900         35,872
 *PSS World Medical, Inc................    290,300      1,982,749
 *PTEK Holdings, Inc....................    166,400        724,672
 Pulaski Financial Corp.................      5,100        103,097
 Pulitzer, Inc..........................        500         21,980
 Pulte Homes Inc........................    128,865      6,048,923
 *Pure World, Inc.......................      5,600          3,052
 Pyramid Breweries, Inc.................     14,200         33,725
 *Qad, Inc..............................      1,400          4,802
 *QRS Corp..............................     56,400        381,828
 *Quaker Fabric Corp....................     72,300        507,908
 *Quality Dining, Inc...................     13,800         44,919
 *Quality Systems, Inc..................      5,800        138,707
 Quanex Corp............................     42,200      1,291,320
 *#Quantum Fuel Systems Technologies
   Worldwide, Inc.......................     10,000         36,350
 *Quicklogic Corp.......................     99,600        203,682
 *Quidel Corp...........................      8,500         26,818
 *Quipp, Inc............................        900         11,120
 *Quovadx, Inc..........................     27,000         67,905
 *R & B, Inc............................     11,100         98,124
 *Racing Champions ERTL Corp............     23,800        379,967
 *Radio One, Inc........................     16,100        282,636

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *RadiSys Corp..........................      6,600   $     62,667
 *Railamerica, Inc......................    163,200      1,202,784
 *Rainbow Technologies, Inc.............     72,100        617,537
 *#Ralcorp Holdings, Inc................     10,000        235,000
 *Range Resources Corp..................    215,000      1,141,650
 Raven Industries, Inc..................     12,000        391,260
 *Rawlings Sporting Goods, Inc..........     37,100        280,476
 *Raytech Corp..........................     23,300        179,410
 *RCM Technologies, Inc.................     85,500        336,015
 *#RCN Corp.............................     19,900         14,428
 *Reading International, Inc.
   Class A..............................      4,720         17,936
 *Reading International, Inc.
   Class B..............................      1,180          4,230
 *RealNetworks , Inc....................      4,000         15,380
 *Recoton Corp..........................     23,100         40,425
 *#Redhook Ale Brewery, Inc.............     35,500         78,633
 Regal Beloit Corp......................     24,300        503,253
 *Regent Communications, Inc............    151,850        949,063
 *Register.Com, Inc.....................     18,200         76,804
 *Rehabilicare, Inc.....................     30,600        119,340
 *Reliability, Inc......................     20,300         21,823
 Reliance Steel & Aluminum Co...........     39,100        887,570
 *Remec, Inc............................    160,200        793,791
 *Remington Oil & Gas Corp..............      4,500         69,930
 *Rent-Way, Inc.........................    179,000        710,630
 *#Reptron Electronics, Inc.............     11,738          8,217
 *Republic Bankshares, Inc..............     34,700        692,265
 *Republic First Bancorp, Inc...........      1,200          7,356
 *Res-Care, Inc.........................     84,800        389,656
 *Resonate, Inc.........................    233,400        337,263
 *ResortQuest International, Inc........     63,400        259,940
 Resource America, Inc..................     65,300        534,481
 *Respironics, Inc......................      6,200        180,234
 *Restoration Hardware, Inc.............     32,900        263,036
 *Retek, Inc............................     32,100        142,043
 *Rex Stores Corp.......................     56,375        723,291
 *RF Monolithics, Inc...................     47,200        133,576
 Richardson Electronics, Ltd............     81,400        695,563
 Riggs National Corp....................     30,600        480,573
 *Right Management Consultants, Inc.....     24,975        305,944
 *Rita Medical Systems, Inc.............     17,700        106,554
 *Riviera Tool Co.......................      2,000          2,200
 RLI Corp...............................     37,800        910,980
 *RMH Teleservices, Inc.................     39,900        455,259
 *Roadhouse Grill, Inc..................     21,850          9,942
 Roadway Corp...........................      7,500        300,300
 Roanoke Electric Steel Corp............     14,100        154,113
 Robbins & Myers, Inc...................     25,400        415,290
 *Robotic Vision Systems, Inc...........        600            288
 *Rochester Medical Corp................      4,400         36,476
 Rock-Tenn Co. Class A..................     54,300        689,610
 *Rocky Shoes & Boots, Inc..............      5,300         28,461
 *Rofin-Sinar Technologies, Inc.........     17,200        124,442
 *Rogue Wave Software, Inc..............     49,100         86,907
 *Ross Systems, Inc.....................     11,500         89,700
 *Rouge Industries, Inc. Class A........     23,500         27,730
 *Royal Appliance Manufacturing Co......      2,000          9,400
 RPC, Inc...............................     20,700        260,820
 RPM, Inc...............................    283,500      4,357,395
 *RSA Security, Inc.....................    225,800      1,437,217
 *RTI International Metals, Inc.........     88,100      1,008,745
 *RTW, Inc..............................     43,900         88,459
 Ruddick Corp...........................     19,800        285,912
 *Rush Enterprises, Inc. Class A........      8,600         35,260
                                           SHARES        VALUE+
                                           ------        ------
 *Rush Enterprises, Inc. Class B........      8,600   $     35,561
 Russ Berrie & Co., Inc.................      4,000        130,280
 Russell Corp...........................     86,100      1,372,434
 *Ryan's Family Steak Houses, Inc.......    180,450      1,958,785
 Ryder System, Inc......................    196,500      4,519,500
 Ryerson Tull, Inc......................     81,800        560,330
 Ryland Group, Inc......................     52,600      1,973,552
 *S&K Famous Brands, Inc................      4,400         56,452
 *Safeguard Scientifics, Inc............    252,800        551,104
 *Safety Components International,
   Inc..................................        129            964
 *Saks, Inc.............................    235,700      3,064,100
 *#Salton, Inc..........................     49,700        673,435
 *San Filippo (John B.) & Son, Inc......     12,100        111,623
 Sanderson Farms, Inc...................      6,100        124,379
 *Sandisk Corp..........................     61,600      1,707,244
 *Sangamo BioSciences, Inc..............     15,100         74,972
 *Satcon Technology Corp................     24,900         43,202
 *Saucony, Inc. Class A.................      4,600         39,445
 *Saucony, Inc. Class B.................     29,200        245,426
 Sauer-Danfoss, Inc.....................      5,600         52,080
 *SBS Technologies, Inc.................     60,300        672,044
 *Scheid Vineyards, Inc.................     13,600         34,068
 *Schein (Henry), Inc...................     52,700      2,232,636
 *Schlotzskys, Inc......................      6,900         23,805
 Schnitzer Steel Industries, Inc.
   Class A..............................     11,100        204,684
 *Schuff International, Inc.............        100            145
 Schulman (A.), Inc.....................     92,600      1,721,434
 *SCM Microsystems, Inc.................     70,400        423,456
 SCPIE Holdings, Inc....................     12,000         79,440
 *SCS Transportation, Inc...............     52,900        464,991
 Seaboard Corp..........................      3,300        757,350
 *Seabulk International, Inc............      9,600         49,392
 *Seachange International, Inc..........     36,000        266,760
 *Seacor Smit, Inc......................     74,350      3,092,960
 *Segue Software, Inc...................      6,600          7,986
 *Selectica, Inc........................    207,900        551,975
 Selective Insurance Group, Inc.........     79,600      2,033,780
 *Seminis, Inc. Class A.................     10,400         26,936
 *Semitool, Inc.........................     32,100        224,058
 *SEMX Corp.............................     20,700          5,796
 *Sequa Corp. Class A...................      5,900        267,860
 *Sequenom, Inc.........................     33,900         74,411
 *SeraCare Life Sciences, Inc...........      6,680         39,646
 *Service Corp. International...........    397,700      1,320,364
 *SFBC International, Inc...............      3,000         43,515
 *Sharper Image Corp....................     57,600      1,082,592
 *Shaw Group, Inc.......................     95,100      1,645,230
 *Sheldahl, Inc.........................      4,800             86
 *Shiloh Industries, Inc................     77,000        206,360
 *Shoe Carnival, Inc....................     39,400        586,075
 *Shoe Pavilion, Inc....................      6,600          7,656
 *Shopko Stores, Inc....................    127,000      1,809,750
 *Sierra Health Services, Inc...........     22,100        246,194
 *Sifco Industries, Inc.................      2,300          6,739
 *Sight Resource Corp...................      1,000            195
 *Signal Technology Corp................     28,500        304,950
 *Silicon Storage Technology, Inc.......     11,200         78,680
 *Silicon Valley Bancshares.............      7,200        139,356
 *Simon Worldwide, Inc..................     20,800          2,600
 *Sinclair Broadcast Group, Inc.
   Class A..............................    239,700      3,335,426
 *Sipex Corp............................     61,600        253,176

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Sitel Corp............................    158,600   $    285,480
 Sky Financial Group, Inc...............      7,365        140,414
 Skyline Corp...........................     18,000        511,020
 *#Skyworks Solutions, Inc..............     32,700        394,526
 *Smart & Final Food, Inc...............     10,800         56,916
 *SmartDisk Corp........................     15,600         12,480
 *Smith & Wollensky Restaurant Group,
   Inc..................................     10,200         40,035
 Smith (A.O.) Corp......................     46,500      1,239,225
 *Sola International, Inc...............    103,400      1,209,780
 *Somera Communications, Inc............      2,900          8,671
 *Sonic Automotive, Inc.................     94,400      1,667,104
 *#Sonic Foundry, Inc...................     26,200         17,161
 *SonicWALL, Inc........................    165,900        671,066
 *Sonosight, Inc........................      1,100         16,363
 *SoundView Technology Group, Inc.......    252,800        375,408
 *Source Information Management, Inc....     82,600        481,145
 *#Sourcecorp, Inc......................     19,300        374,131
 South Jersey Industries, Inc...........     18,500        603,100
 *Southern Energy Homes, Inc............      3,800          6,251
 *Southern Union Co.....................     75,285      1,127,016
 *Southwall Technologies, Inc...........     15,200         47,120
 *Southwestern Energy Co................    118,900      1,307,900
 *Spanish Broadcasting System, Inc......    246,700      2,194,397
 Spartan Motors, Inc....................     18,900        196,371
 *Spartan Stores, Inc...................     36,000         75,060
 *Specialty Laboratories, Inc...........     77,600        744,960
 *Spectrum Control, Inc.................     71,100        437,621
 *SpeechWorks International, Inc........    149,000        560,240
 *SpeedFam-IPEC, Inc....................    168,500      1,107,888
 *Spherion Corp.........................    207,600      1,434,516
 *Sphinx International, Inc.............      5,400          1,890
 *Spiegel, Inc. Class A Non-Voting......     49,800         28,635
 *Sport-Haley, Inc......................      7,000         23,415
 *Sports Authority, Inc.................    132,400      1,126,724
 *Sports Club Co., Inc..................      2,000          5,150
 *SportsLine.Com, Inc...................    109,600        138,096
 *SPS Technologies, Inc.................     42,000      1,087,800
 *SRI/Surgical Express, Inc.............     10,100         63,176
 *SS&C Technologies, Inc................     49,400        504,621
 *#SSE Telecom, Inc.....................     12,900             77
 St. Francis Capital Corp...............      7,500        179,963
 St. Mary Land & Exploration Co.........     12,800        323,712
 *Staar Surgical Co.....................    138,700        457,710
 *Stamps.com, Inc.......................     75,400        332,137
 *Standard Management Corp..............     19,400         67,415
 *Standard Microsystems Corp............     53,400      1,187,883
 Standard Motor Products, Inc.
   Class A..............................     38,600        446,988
 Standard Pacific Corp..................     57,000      1,453,500
 Standard Register Co...................     67,300      1,258,510
 Standex International Corp.............      2,800         64,820
 *Stanley Furniture, Inc................      3,000         75,555
 *StarMedia Network, Inc................      3,300             25
 State Auto Financial Corp..............     56,700        840,578
 State Financial Services Corp.
   Class A..............................     16,600        270,580
 Staten Island Bancorp, Inc.............    153,000      3,007,980
 *Steel Dynamics, Inc...................    191,800      2,742,740
 Steel Technologies, Inc................     13,900        221,288
 *Stein Mart, Inc.......................      4,700         30,409
 *Steinway Musical Instruments, Inc.....     25,000        431,250
 *Stellent, Inc.........................    219,200      1,152,992
                                           SHARES        VALUE+
                                           ------        ------
 Stepan Co..............................     10,600   $    270,830
 Sterling Bancorp.......................      4,065        108,389
 *Sterling Financial Corp...............     54,387      1,048,037
 Stewart & Stevenson Services, Inc......     48,400        541,596
 *Stewart Enterprises, Inc..............    384,940      2,024,784
 *Stewart Information Services Corp.....     56,100      1,161,270
 Stifel Financial Corp..................      6,410         74,164
 *Stillwater Mining Co..................    152,300        860,495
 *STM Wireless, Inc. Class A............        500            183
 *Stone Energy Corp.....................     18,852        568,388
 *Stoneridge, Inc.......................    185,000      1,818,550
 *StorageNetworks, Inc..................     31,000         52,080
 *Stratasys, Inc........................      3,800         31,388
 *Strategic Distribution, Inc...........      3,490         42,229
 *Stratex Networks, Inc.................      3,000         11,820
 *Stratos Lightwave, Inc................        260          1,868
 *Stratus Properties, Inc...............     13,650        112,749
 Stride Rite Corp.......................     99,011        831,692
 *Strouds, Inc..........................      5,000             23
 *Suburban Lodges of America, Inc.
   Escrow Shares........................     29,300              0
 *Summa Industries, Inc.................      4,300         42,441
 *Summit America Television, Inc........     30,600         71,757
 *#Sunrise Assisted Living, Inc.........     87,700      2,458,231
 *Sunrise Telecom, Inc..................     17,600         40,480
 *Suntron Corp..........................      3,925         16,819
 *#Supergen, Inc........................    137,200        637,294
 *Superior Consultant Holdings Corp.....     50,200        140,058
 *#Superior Telecom, Inc................     93,600         14,508
 Superior Uniform Group, Inc............      2,800         31,360
 *Supreme Industries, Inc...............      5,700         28,500
 *#SureBeam Corp........................      1,802          9,704
 Susquehanna Bancshares, Inc............      4,600         97,267
 *Swift Energy Corp.....................    150,200      1,390,852
 *Swift Transportation, Inc.............     41,140        772,404
 *Switchboard, Inc......................     53,700        158,952
 #SWS Group, Inc........................     39,100        573,206
 *Sycamore Networks, Inc................    351,300      1,092,543
 *Sykes Enterprises, Inc................     50,700        153,368
 *Sylvan Learning Systems, Inc..........    120,200      2,188,241
 *Sylvan, Inc...........................      6,200         65,813
 *Symmetricom, Inc......................    159,526        583,068
 *Symphonix Devices, Inc................        200             21
 *Syms Corp.............................        200          1,512
 *Synalloy Corp.........................      7,400         34,780
 *Synaptic Pharmaceutical Corp..........     24,100        154,120
 *Synovis Life Technologies, Inc........     10,300         97,181
 *Systemax, Inc.........................     10,600         17,808
 *Systems & Computer Technology Corp....     32,400        325,782
 *T-3 Energy Services, Inc..............        620          4,179
 TALX Corp..............................     10,000         98,050
 *Tandy Brand Accessories, Inc..........      1,000          9,725
 *Tandycrafts, Inc......................      9,200            414
 *Tanning Technology Corp...............        100             92
 Tasty Baking Co........................      7,000         66,850
 TB Woods Corp..........................      5,500         39,188
 *TBA Entertainment Corp................      6,500         10,920
 *TBC Corp..............................     72,700        866,948
 *TEAM America, Inc.....................        500            285
 *Team, Inc.............................      4,300         32,379
 *TeamStaff, Inc........................     55,900        168,259
 *Technical Olympic USA, Inc............     21,100        284,745

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *TechTeam Global, Inc..................     50,000   $    368,250
 Tecumseh Products Co. Class A..........     35,000      1,664,425
 Tecumseh Products Co. Class B..........      6,900        309,293
 *Teletech Holdings, Inc................      3,000         25,815
 *Telular Corp..........................     44,500        171,548
 *Tenneco Automotive, Inc...............    133,100        548,372
 *Terayon Communication Systems, Inc....    147,332        353,597
 *Terex Corp............................    139,700      1,726,692
 *Terra Industries, Inc.................    448,900        888,822
 *Tessco Technologies, Inc..............      4,200         46,263
 *Tetra Tech, Inc.......................      4,000         49,620
 *Tetra Technologies, Inc...............     46,200        977,130
 *Texas Biotechnology Corp..............     10,000         19,600
 Texas Industries, Inc..................     66,800      1,649,960
 TF Financial Corp......................      1,100         25,740
 *TFC Enterprises, Inc..................     19,100         29,605
 The Banc Corp..........................      2,000         14,990
 *The Rowe Companies....................     13,000         28,340
 *Theragenics Corp......................     53,600        282,472
 *TheStreet.com, Inc....................     87,200        299,968
 *Third Wave Technologies...............    102,400        249,344
 *Thomas & Betts Corp...................    215,300      4,026,110
 Thomas Industries, Inc.................      3,300         90,288
 *Thoratec Corp.........................    186,300      1,607,769
 *Three-Five Systems, Inc...............    121,700        864,070
 *TIBCO Software, Inc...................     32,200        237,314
 *Tier Technologies, Inc. Class B.......     29,300        446,093
 *TII Network Technologies, Inc.........      5,200          1,820
 Timberland Bancorp, Inc................      9,900        177,903
 *Timco Aviation Services, Inc..........      1,840          1,288
 Timken Co..............................    198,100      3,932,285
 *Titan Corp............................      2,580         30,547
 *Titan Pharmaceuticals, Inc............     79,100        209,615
 *Titanium Metals Corp..................    156,000        218,400
 *TLC Vision Corp.......................     71,060        113,696
 *Todd Shipyards Corp...................     24,350        362,815
 *Toll Brothers, Inc....................     85,100      1,784,547
 *Tollgrade Communications, Inc.........     11,500        154,560
 Toro Co................................      2,200        140,866
 *Total Entertainment Restaurant Corp...      4,700         38,564
 *Tower Air, Inc........................      9,700              9
 *Tower Automotive, Inc.................    318,800      1,801,220
 *Traffix, Inc..........................    105,000        303,975
 *Trailer Bridge, Inc...................     12,300         29,028
 *Trammell Crow Co......................    181,000      1,650,720
 *Trans World Entertainment Corp........    176,300        752,801
 *Transact Technologies, Inc............      5,500         26,675
 *Transcat, Inc.........................      7,000         14,000
 *Transgenomic, Inc.....................     20,400         62,628
 *Transmontaigne Oil Co.................    114,700        493,210
 *Transport Corp. of America............      2,000         10,590
 *Transtechnology Corp..................      6,800         74,120
 *TRC Companies, Inc....................     11,400        127,566
 Tredegar Industries, Inc...............    196,400      2,798,700
 Trenwick Group, Ltd....................     40,700         63,899
 *Triad Hospitals, Inc..................     18,000        542,700
 *Trico Marine Services, Inc............    182,300        620,732
 *Trident Microsystems, Inc.............     60,700        250,691
 Trinity Industries, Inc................    124,800      2,437,344
 *Tripos, Inc...........................      5,000         44,800
 *Triquint Semiconductor, Inc...........     10,000         61,350
 *Triumph Group.........................     41,200      1,151,540
                                           SHARES        VALUE+
                                           ------        ------
 *TriZetto Group, Inc...................    131,000   $    841,020
 *Trover Solutions, Inc.................     34,400        168,732
 *Trump Hotels & Casino Resorts, Inc....     28,900         63,580
 *TTM Technologies, Inc.................     72,100        226,755
 *Tumbleweed Communications Corp........     10,500         17,850
 *Turnstone Systems, Inc................    228,200        665,203
 *Tweeter Home Entertainment Group,
   Inc..................................     72,700        798,610
 Twin Disc, Inc.........................      3,500         43,365
 *Tyler Technologies, Inc...............      6,500         28,925
 *U.S. Aggregates, Inc..................      9,500             62
 *U.S. Concrete, Inc....................    111,200        637,732
 *U.S. Home & Garden, Inc...............      3,000          1,200
 *U.S. Industries, Inc..................    451,400      1,336,144
 *Ubics, Inc............................      6,800          2,346
 *UICI..................................    193,600      2,476,144
 *Ulticom, Inc..........................    100,000        753,000
 *Ultimate Electronics, Inc.............      5,100         98,226
 *Ultrak, Inc...........................     12,400         15,624
 *Ultralife Batteries, Inc..............     11,900         32,368
 *Ultratech Stepper, Inc................     14,600        168,922
 UMB Financial Corp.....................     22,753        907,276
 Unico American Corp....................      9,400         33,370
 *Unifi, Inc............................    287,300      1,637,610
 Unifirst Corp..........................     18,300        357,765
 *Union Acceptance Corp. Class A........      7,700          1,848
 *Uniroyal Technology Corp..............      9,900            545
 *Unit Corp.............................    123,000      2,196,780
 *United Auto Group, Inc................     83,100      1,122,681
 United Community Financial Corp........     94,800        847,038
 United Fire Casualty Co................      5,400        184,167
 United Industrial Corp.................     98,700      1,495,305
 *United Natural Foods, Inc.............     12,600        325,584
 *#United Online, Inc...................    121,088      1,936,803
 *United Rentals, Inc...................    232,000      2,248,080
 *United Road Services, Inc.............        600            120
 United States Steel Corp...............    176,600      2,557,168
 *United Stationers, Inc................      4,100        133,230
 *United Therapeutics Corp..............     67,200      1,154,832
 *Unity Bancorp, Inc....................     10,600         89,305
 *Universal Access Global Holdings,
   Inc..................................        700            221
 *Universal American Financial Corp.....    191,000      1,291,160
 *Universal Compression Holdings, Inc...      3,700         66,600
 Universal Forest Products, Inc.........     53,075      1,141,909
 *Universal Stainless & Alloy Products,
   Inc..................................     26,600        156,940
 Unizan Financial Corp..................      3,100         60,311
 Unocal Corp............................     15,377        455,928
 *Unova, Inc............................    254,300      1,373,220
 *Urologix, Inc.........................     14,900         61,165
 *URS Corp..............................     67,700      1,407,483
 *Ursus Telecom Corp....................      1,900              2
 *US Energy Corp........................      4,600         18,170
 *US Liquids, Inc.......................     40,200         20,502
 *US Oncology, Inc......................    393,651      3,399,176
 *US Xpress Enterprises, Inc. Class A..      20,100        190,850
 *USA Truck, Inc........................     14,500        106,213
 Usec, Inc..............................    282,700      1,894,090
 USFreightways Corp.....................     29,600        902,948
 *USG Corp..............................      2,000         15,700
 *V.I. Technologies, Inc................        300            162
 *Vail Resorts, Inc.....................    117,700      2,142,140

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Value City Department Stores, Inc.....    127,900   $    410,559
 *ValueClick, Inc.......................    181,800        509,949
 *Valuevision Media, Inc. Class A.......     11,200        175,056
 *Vans, Inc.............................     61,900        368,305
 *Varco International, Inc..............      4,500         73,620
 *Variagenics, Inc......................        500            688
 *Variflex, Inc.........................      4,800         16,152
 *#Vari-L Co., Inc......................      6,500          2,080
 *Varsity Brands, Inc...................     10,600         44,414
 *Vastera, Inc..........................     14,900         87,389
 *Verilink Corp.........................      8,400          9,786
 *Veritas DGC, Inc......................    101,700        751,563
 *Verity, Inc...........................     21,800        303,238
 *Verso Technologies, Inc...............     13,886         10,206
 *Verticalbuyer Inc.....................      1,212             11
 Vesta Insurance Group, Inc.............     62,100        221,697
 *Viasat, Inc...........................     70,000        834,750
 *Vical, Inc............................     90,800        347,310
 *Vicon Industries, Inc.................     11,200         43,120
 *Vicor Corp............................     34,400        288,100
 *#Viisage Technology, Inc..............      7,600         36,784
 Vintage Petroleum, Inc.................     61,300        576,220
 *Visual Networks, Inc..................      3,400          5,933
 *Volt Information Sciences, Inc........     52,700        916,980
 Vulcan International Corp..............        400         14,100
 *Vyyo, Inc.............................      5,800         15,660
 W.P. Carey & Co. LLC...................        400          9,728
 *Wabash National Corp..................     76,500        604,350
 Wallace Computer Services, Inc.........    100,100      1,876,875
 Walter Industries, Inc.................     10,260        107,217
 Washington Savings Bank FSB............      1,600         12,960
 *Waste Connections, Inc................     32,400      1,208,844
 *Waste Industries USA, Inc.............     84,300        642,366
 *WatchGuard Technologoes, Inc..........    159,100      1,039,719
 Watsco, Inc. Class A...................     70,200      1,119,690
 Watts Industries, Inc. Class A.........     37,700        594,906
 Wausau-Mosinee Paper Corp..............    116,200      1,343,272
 Waypoint Financial Corp................     20,247        376,088
 Weider Nutrition International, Inc....     13,800         24,288
 Wellman, Inc...........................    174,200      2,090,400
 Werner Enterprises, Inc................    134,966      2,980,724
 Wesbanco, Inc..........................      5,400        138,105
 *West Marine, Inc......................     74,500      1,192,373
 West Pharmaceutical Services, Inc......      2,000         41,400
 *Westaff, Inc..........................     11,100         21,645
 Westbank Corp..........................      2,800         37,912
 *Westcoast Hospitality Corp............     23,500        126,783
 Westcorp, Inc..........................     52,040      1,072,544
 *Westell Technologies, Inc.............    206,190        340,214
 Western Ohio Financial Corp............        600         12,255
                                           SHARES        VALUE+
                                           ------        ------
 *Western Water Co......................      1,100   $        396
 *Westport Resources Corp...............      8,332        170,973
 Westwood Holdings Group, Inc...........      9,775        125,316
 *Wet Seal, Inc. Class A................     31,725        366,107
 *WFS Financial, Inc....................     25,500        536,393
 *Whitehall Jewelers, Inc...............     11,000        122,100
 *Wild Oats Markets, Inc................     95,100      1,009,962
 *William Lyon Homes, Inc...............     82,800      1,883,700
 *Willis Lease Finance Corp.............     15,900         93,413
 *Wilshire Oil Co. of Texas.............     11,000         36,410
 *Wilsons The Leather Experts, Inc......     78,200        565,386
 Wintrust Financial Corp................      9,100        275,093
 *Wire One Technologies, Inc............     45,600        135,888
 *Wireless Facilities, Inc..............    116,200        826,763
 Wireless Telecom Group, Inc............        400            816
 *Wiser Oil Co..........................     41,900        100,560
 *Witness Systems, Inc..................      7,500         28,538
 *WMS Industries, Inc...................     28,200        494,910
 Wolohan Lumber Co......................        300          6,002
 *Wolverine Tube, Inc...................     87,600        503,700
 Wolverine World Wide, Inc..............      8,500        142,120
 Woodward Governor Co...................     15,700        670,626
 *Workflow Management, Inc..............     59,300        132,536
 *Workgroup Technology Corp.............      1,075          2,129
 *World Acceptance Corp.................     50,700        354,393
 World Fuel Services Corp...............     28,400        572,260
 *WorldQuest Networks, Inc..............      4,800         10,320
 *Worldwide Restaurant Concepts, Inc....     25,200         56,700
 Worthington Industries, Inc............    281,700      4,963,554
 *Xanser Corp...........................    105,400        173,910
 *Xeta Corp.............................     38,100        141,923
 *Xetel Corp............................     19,900            179
 *#XM Satellite Radio Holdings, Inc.....     59,900        150,649
 Yardville National Bancorp.............      8,600        161,465
 *Yellow Corp...........................    105,800      3,143,318
 York International Corp................     57,000      1,429,560
 *Zale Corp.............................    151,900      5,422,830
 *Zap.com Corp..........................        380             36
 *Zapata Corp...........................      1,170         34,620
 Zenith National Insurance Corp.........     14,400        339,120
 *#ZixIt Corp...........................      5,000         19,700
 *Zoltek Companies, Inc.................     73,700        214,836
 *Zomax, Inc............................    127,300        550,573
 *#Zonagen, Inc.........................     26,700         30,305
 *Zones, Inc............................     23,050         24,548
 *Zoran Corp............................     27,250        586,556
 *Zygo Corp.............................     75,200        591,072
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $849,625,540)...................               969,273,296
                                                      ------------

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *#Angeion Corp. Warrants 10/31/07......          6  $            0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................     11,137          42,977
 *Del Global Technologies Corp. Warrants
   03/28/08.............................        131             111
 *Forcenergy, Inc. Warrants 02/15/04....        191           2,220
 *Forcenergy, Inc. Warrants 02/15/05....        191           1,237
 *Magnum Hunter Resources Warrants
   03/21/05.............................      4,020           1,126
 *Orbital Science Corp. Warrants
   08/31/04.............................      1,006           1,459
 *Safety Components International, Inc.
   Warrants 04/10/03....................        554              86
 *#Timco Aviation Services Warrants
   12/31/07.............................      3,678               0
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $303,993).......................                     49,216
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Inc.
   Subordinated Promissory Note 6.0%,
   03/28/07
   (Cost $0)............................  $       1               0

TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $16,075,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $17,381,094) to be
   repurchased at $17,113,725
   (Cost $17,112,000)...................     17,112      17,112,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $867,041,533)++.................               $986,434,512
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $868,493,073.
  #  Total or Partial Securities on Loan.

                See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (98.4%)
 *#1-800 CONTACTS, Inc..................     3,700   $     46,712
 *1-800-FLOWERS.COM, Inc................     8,100         83,713
 1st Source Corp........................    15,779        258,776
 1st State Bancorp, Inc.................     1,400         34,846
 *3 Dimensional Pharmaceuticals, Inc....     8,600         39,775
 *3-D Systems Corp......................     6,800         56,610
 *3TEC Energy Corp......................    13,900        190,499
 *7-Eleven, Inc.........................   115,000        922,300
 *#99 Cents Only Stores.................     2,666         74,568
 *#@Road, Inc...........................    33,500        137,015
 *A. B. Watley Group, Inc...............       200             70
 *A.C. Moore Arts & Crafts, Inc.........    11,400        161,481
 *aaiPharma, Inc........................     9,500        160,740
 *AAON, Inc.............................     6,600        129,921
 AAR Corp...............................    21,900        120,450
 Aaron Rents, Inc. Class A..............     1,900         41,420
 *Abaxis, Inc...........................    10,600         44,944
 ABC Bancorp............................       840         10,991
 *Abgenix, Inc..........................    30,400        282,264
 Abington Bancorp, Inc..................       100          2,109
 *Abiomed, Inc..........................    20,000         99,000
 ABM Industries, Inc....................    26,200        388,808
 *Acacia Research Corp..................    16,590         74,655
 *Acceptance Insurance Companies,
   Inc..................................     5,000            377
 *Access Pharmaceuticals, Inc...........     5,500         10,450
 *Access Worldwide Communications,
   Inc..................................     1,700            909
 *Acclaim Entertainment, Inc............     5,700          6,982
 *Accredo Health, Inc...................    12,563        669,231
 *Accrue Software, Inc..................     2,000             95
 *Ace Cash Express, Inc.................     5,000         40,250
 Aceto Corp.............................     1,100         18,771
 *Aclara Biosciences, Inc...............    29,800         69,285
 *Acme Communications, Inc..............    16,000        120,960
 *Acme United Corp......................     1,100          3,954
 *Acorn Products, Inc...................        20             94
 *ACT Manufacturing, Inc................     1,950             15
 *ACT Teleconferencing, Inc.............     4,600          6,302
 *Actel Corp............................    14,400        277,272
 *Acterna Corp..........................     5,500          1,485
 Action Performance Companies, Inc......    10,200        225,930
 *Active Power, Inc.....................    44,800         91,616
 *Activision, Inc.......................    26,000        562,250
 *#Actrade Financial Technologies,
   Ltd..................................     7,500         19,050
 *Actuant Corp..........................     4,760        205,584
 Acuity Brands, Inc.....................     9,900        134,442
 *Acxiom Corp...........................    49,900        768,709
 Adams Resources & Energy, Inc..........       500          2,650
 *Adaptec, Inc..........................    42,100        283,543
 *ADE Corp..............................     1,000          8,250
 *Adept Technology, Inc.................     5,000          2,725
 *#Administaff, Inc.....................    27,500        187,000
 *Admiralty Bancorp, Inc................       500         12,887
 *Adolor Corp...........................    18,000        257,940
 *Adtran, Inc...........................    22,900        761,081
 *Advance Auto Parts Inc................     1,077         55,519
 *Advance Lighting Technologies, Inc....     3,800          1,197
                                           SHARES       VALUE+
                                           ------       ------
 *#Advance PCS..........................    12,400   $    305,784
 *Advanced Digital Information Corp.....    33,100        246,429
 *Advanced Energy Industries, Inc.......    17,500        313,162
 *Advanced Fibre Communications, Inc....     4,600         83,421
 *Advanced Magnetics, Inc...............     3,000         14,850
 Advanced Marketing Services, Inc.......    11,475        179,010
 *Advanced Neuromodulation Systems,
   Inc..................................     4,900        148,102
 *Advanced Power Technology, Inc........     4,700         21,925
 Advanta Corp. Class A..................     5,700         53,437
 Advanta Corp. Class B Non-Voting.......     9,300         90,349
 *Advent Software, Inc..................    11,800        196,883
 *Advo, Inc.............................     7,300        238,564
 *Aehr Test Systems.....................     2,900          8,555
 *AEP Industries, Inc...................     2,200         26,862
 *Aeroflex, Inc.........................    58,400        454,060
 *Aerosonic Corp........................       900         17,685
 *Aerovox, Inc..........................     1,500              3
 *Aether Systems, Inc...................    42,700        148,809
 *Aetrium, Inc..........................     3,200          3,808
 *Affiliated Managers Group, Inc........     7,000        381,570
 *Affinity Technology Group, Inc........     2,400            342
 *Affymetrix, Inc.......................    12,400        336,350
 *Aftermarket Technology Corp...........    15,900        207,495
 *AG Services America, Inc..............     2,900         23,925
 *Agco Corp.............................    41,169        993,820
 *Agile Software Corp...................    40,600        364,588
 AGL Resources, Inc.....................     5,000        120,550
 *AHL Services, Inc.....................     6,500          2,892
 *AHT Corp..............................     2,700              1
 *Air Methods Corp......................    11,800         62,481
 Airborne, Inc..........................    24,000        343,920
 *Airgas, Inc...........................    64,000      1,075,840
 *Airnet Systems, Inc...................     4,200         21,126
 *Airtran Holdings, Inc.................    54,600        210,756
 *AK Steel Holding Corp.................    26,900        217,890
 *Akorn, Inc............................    10,700         14,712
 *#Aksys, Ltd...........................     6,400         35,360
 Alabama National Bancorporation........     3,400        150,586
 Alamo Group, Inc.......................     4,500         53,550
 *Alaris Medical, Inc...................    22,200        158,508
 *Alaska Air Group, Inc.................    15,000        317,550
 *Alaska Communications Systems Group,
   Inc..................................     4,500          8,775
 Albany International Corp. Class A.....    23,464        488,051
 *Albany Molecular Research, Inc........    29,600        442,372
 Albemarle Corp.........................    13,200        411,180
 *Alcide Corp...........................     1,600         27,656
 Alexander & Baldwin, Inc...............    14,300        352,566
 *Alexion Pharmaceuticals, Inc..........    10,100        177,356
 Alfa Corp..............................    50,748        636,887
 Alico, Inc.............................       700         17,209
 *Align Technology, Inc.................    35,900        125,111
 *Alkermes, Inc.........................     3,900         34,788
 *All American Semiconductor, Inc.......       900          2,272
 Allegheny Teledyne, Inc................    24,900        178,035
 Allegiant Bancorp, Inc.................    10,700        184,896
 Allen Organ Co. Class B................       700         27,842
 *Allen Telecom, Inc....................    25,700        245,435

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Alliance Gaming Corp..................    21,900   $    378,979
 *Alliance Semiconductor Corp...........    26,800        117,518
 *Alliant Techsystems, Inc..............     8,100        477,900
 *Allied Healthcare International,
   Inc..................................     2,800         12,040
 *Allied Healthcare Products, Inc.......     1,000          3,005
 *Allied Holdings, Inc..................       300            975
 *Allied Research Corp..................     6,100         98,210
 *#Allos Therapeutics, Inc..............    20,000        160,000
 *Allou Health & Beauty Care, Inc.
   Class A..............................     2,800          7,560
 *Alloy Online, Inc.....................    21,800        259,093
 *Allscripts Healthcare Solutions,
   Inc..................................    45,700        133,901
 *Alpha Technologies Group, Inc.........     3,080          4,173
 Alpharma, Inc. Class A.................    13,100        176,195
 *Alpine Group, Inc.....................     1,580            853
 *Alteon, Inc...........................    11,400         22,800
 *#Alterra Healthcare Corp..............     1,500            270
 *Ambassadors Group, Inc................     4,500         60,795
 *Ambassadors, Inc......................    11,000         95,645
 *AMC Entertainment, Inc................    19,600        193,060
 *Amcast Industrial Corp................     3,600          7,380
 Amcol International Corp...............    14,000         83,860
 Amcore Financial, Inc..................    15,900        357,511
 *Amerco, Inc...........................     7,100         32,624
 *America Services Group, Inc...........     2,600         39,065
 *America West Holdings Corp.
   Class B..............................    11,700         25,623
 *#American Aircarriers Support, Inc....     2,200              0
 *American Axle & Manufacturing
   Holdings, Inc........................     9,500        227,810
 American Biltrite, Inc.................       500          4,425
 #American Business Financial Services,
   Inc..................................     2,057         20,704
 #American Capital Strategies, Ltd......     7,900        163,727
 *American Classic Voyages Co...........     5,400              1
 *American Dental Partners, Inc.........     2,900         25,955
 *American Eagle Outfitters, Inc........    24,900        476,337
 *American Ecology Corp.................     2,700          7,209
 American Financial Holdings, Inc.......       400         11,760
 *American Greetings Corp. Class A......    31,200        507,624
 *#American Healthways, Inc.............     3,750         77,700
 American Home Mortgage Holdings,
   Inc..................................     8,800         94,644
 *#American Italian Pasta Co............     9,800        355,740
 *American Locker Group, Inc............     1,000         12,195
 *American Management Systems, Inc......    23,900        329,461
 *American Medical Security Group,
   Inc..................................    10,800        124,092
 *American Medical Systems Holdings,
   Inc..................................    12,400        201,934
 American National Finincial, Inc.......     2,500         28,425
 *American Pacific Corp.................     2,900         25,375
 *American Physicians Capital, Inc......     7,100        131,598
 *American Physicians Services Group,
   Inc..................................       500          2,005
 *American Retirement Corp..............     6,200         10,230
 *American Science & Engineering, Inc...     3,500         43,575
 *American Software, Inc. Class A.......    19,893         56,894
 American States Water Co...............     8,300        198,370
 *American Superconductor Corp..........    20,900         74,822
 *American Technical Ceramics Corp......     4,600         23,920
 *American Tower Corp...................    33,000        130,680
                                           SHARES       VALUE+
                                           ------       ------
 American Vanguard Corp.................       586   $     13,624
 *American West Bancorporation..........     3,245         45,284
 American Woodmark Corp.................     3,300        196,267
 Americana Bancorp, Inc.................       400          4,560
 *America's Car-Mart, Inc...............     2,700         33,318
 *AMERIGROUP Corp.......................    11,600        306,066
 *Ameripath, Inc........................    17,300        292,456
 AmeriServe Financial, Inc..............     4,200         12,831
 *Ameristar Casinos, Inc................     3,000         42,390
 *Ameritrade Holding Corp...............    89,000        461,910
 Ameron International Corp..............     1,000         57,010
 AmerUs Group Co........................     7,000        224,350
 Ametek, Inc............................    12,600        468,342
 *Amkor Technology, Inc.................    15,000        108,975
 Ampco-Pittsburgh Corp..................       900         11,421
 *Ampex Corp. Class A...................     2,300            322
 *Amrep Corp............................     1,900         14,421
 *Amsurg Corp...........................     7,800        199,056
 *Amtech Systems, Inc...................     1,200          4,572
 *AMX Corp..............................     4,800         13,152
 *Amylin Pharmaceuticals, Inc...........    34,400        592,884
 *Anacomp, Inc..........................         0             10
 Analogic Corp..........................     6,000        270,030
 *Analysts International Corp...........    13,800         31,671
 *Anaren Microwave, Inc.................    19,200        221,760
 Anchor Bancorp Wisconsin, Inc..........     8,750        177,581
 *Andersen Group, Inc...................     1,000          3,115
 Andersons, Inc.........................       900         10,777
 *Andrew Corp...........................    15,400        173,481
 *Angelo & Maxie's, Inc.................       316          1,169
 *Anixter International, Inc............    21,000        513,660
 *Ann Taylor Stores Corp................    25,350        602,062
 *Ansoft Corp...........................     8,400         53,424
 *AnswerThink Consulting Group, Inc.....    20,000         53,100
 *Ansys, Inc............................     9,000        185,625
 *Anthony and Sylvan Pools Corp.........       573          2,911
 *Antigenics, Inc.......................    17,035        208,168
 *APA Optics, Inc.......................     1,400          2,464
 *APAC Teleservices, Inc................    42,300        112,518
 Apogee Enterprises, Inc................    15,200        141,436
 Applebees International, Inc...........    32,250        812,861
 *Applica, Inc..........................    29,000        143,840
 *Applied Extrusion Technologies, Inc...     7,700         20,443
 *Applied Films Corp....................    10,105        205,131
 *Applied Graphics Technologies, Inc....       220            150
 *Applied Imaging Corp..................     7,900         16,748
 Applied Industrial Technologies, Inc...    11,900        214,200
 *Applied Innovation, Inc...............    10,800         38,178
 *Applied Microsystems Corp.............       300             70
 *Applied Molecular Evolution, Inc......    20,700         42,331
 *Applied Signal Technologies, Inc......     9,000         95,895
 *Applix, Inc...........................     4,500          5,580
 *Apria Healthcare Group, Inc...........    22,800        534,660
 *Apropos Technology, Inc...............     4,500          7,177
 Aptargroup, Inc........................    13,800        412,344
 Aquila, Inc............................     5,000         10,100
 *Aradigm Corp..........................     7,000         13,720
 *Arch Capital Group, Ltd...............     5,000        151,100
 Arch Chemicals, Inc....................    18,900        385,182
 Arch Coal, Inc.........................    19,100        382,191
 Arctic Cat, Inc........................     8,600        132,698
 *Arena Pharmaceuticals, Inc............    23,700        157,960

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Argonaut Group, Inc....................    11,000   $    180,455
 *Argosy Gaming Corp....................    17,300        338,561
 *Ariad Pharmaceuticals, Inc............    18,000         50,310
 *Ariba, Inc............................    94,000        393,390
 *Ark Restaurants Corp..................       700          4,847
 *Arkansas Best Corp....................    14,800        433,492
 *Arlington Hospitality, Inc............     1,000          2,990
 *Armor Holdings, Inc...................    18,600        266,352
 *Arqule, Inc...........................    26,400        155,628
 *Array BioPharma, Inc..................    18,700        158,389
 *Arrhythmia Research Technology, Inc...       500          1,415
 *Arris Group, Inc......................    85,100        285,510
 Arrow Financial Corp...................     3,087         96,716
 Arrow International, Inc...............     9,200        346,472
 *Artesyn Technologies, Inc.............    34,551        141,832
 *Arthrocare Corp.......................    15,200        181,260
 *Artisan Components, Inc...............     9,400        193,123
 *ARTISTdirect, Inc.....................     1,500          5,332
 Arvinmeritor, Inc......................    36,500        601,155
 ASB Financial Corp.....................       200          2,847
 *Ascential Software Corp...............   152,200        455,839
 *Ashworth, Inc.........................    16,600         86,403
 *Aspect Communications Corp............     6,600         20,823
 *Aspect Medical Systems, Inc...........    16,400         78,966
 *#Aspen Technology, Inc................       400          1,386
 *ASTA Funding, Inc.....................     2,400         29,388
 *Astea International, Inc..............       500            342
 *Astec Industries, Inc.................    16,500        168,960
 Astro-Med, Inc.........................       800          2,880
 *Astronics Corp........................     2,700         17,563
 *Astronics Corp. Class B...............       337          2,359
 *#AstroPower, Inc......................    18,200        159,250
 *ASV, Inc..............................     1,600         14,000
 *Asyst Technologies, Inc...............    28,500        239,115
 *AtheroGenics, Inc.....................    19,600        137,102
 Atlanta Sosnoff Capital Corp...........       200          1,980
 *Atlantic American Corp................     5,300          8,692
 *Atlantic Coast Airlines, Inc..........    20,800        221,624
 *Atlantic Data Services, Inc...........     1,000          2,545
 *Atlantic Premium Brands, Ltd..........     2,500          5,125
 *Atlantis Plastics, Inc................     1,600          7,440
 *Atlas Air, Inc........................    23,400         61,308
 *ATMI, Inc.............................    16,400        393,600
 Atmos Energy Corp......................    30,800        686,840
 *ATP Oil & Gas Corp....................    18,200         75,439
 *Atrion Corp...........................       600         12,993
 *Atrix Labs, Inc.......................    10,800        199,692
 *Atwood Oceanics, Inc..................     8,300        247,589
 *Audiovox Corp. Class A................    16,966        184,590
 *August Technology Corp................    13,900         94,103
 *Ault, Inc.............................     2,300          5,531
 *Aurora Foods, Inc.....................    34,954         21,671
 *#Authentidate Holding Corp............    11,500         46,747
 *#autobytel.com, Inc...................    24,200         72,600
 *Avalon Holding Corp. Class A..........       500          1,105
 *Avanex Corp...........................       700          1,176
 *Avanir Pharmaceuticals Class A........    22,600         24,634
 *Avatar Holdings, Inc..................     2,300         56,350
 *Avatech Solutions, Inc................        45             76
 *Avenue A, Inc.........................    45,200        157,070
 *#Avi Biopharma, Inc...................    14,800         86,062
 *Aviall, Inc...........................    15,600        127,296
                                           SHARES       VALUE+
                                           ------       ------
 *Avid Technology, Inc..................    17,800   $    349,414
 *AVIDYN, Inc...........................       200            557
 *Avigen, Inc...........................    22,700        183,189
 Avista Corp............................    28,300        276,491
 Avnet, Inc.............................     5,148         72,844
 *Avocent Corp..........................    26,290        619,655
 *#Avteam, Inc. Class A.................     2,400              5
 *Aware, Inc............................    21,300         59,959
 *Axcelis Technologies, Inc.............    63,900        522,063
 *Axeda Systems, Inc....................       700            542
 *Axsys Technologies, Inc...............     1,400         10,549
 *AXT, Inc..............................     2,600          6,890
 *Aztar Corp............................    18,100        256,477
 *AZZ, Inc..............................     2,400         30,600
 *Badger Paper Mills, Inc...............       300          2,115
 Bairnco Corp...........................     2,000         10,700
 *Baker (Michael) Corp..................     3,900         38,142
 Balchem Corp...........................     1,800         41,220
 Baldor Electric Co.....................    20,300        394,835
 Baldwin & Lyons, Inc. Class A..........       200          4,427
 Baldwin & Lyons, Inc. Class B..........     1,100         26,323
 *Baldwin Technology, Inc. Class A......     1,100            935
 *Ballantyne Omaha, Inc.................     2,800          1,652
 *Bally Total Fitness Holding Corp......     8,900         79,655
 *Baltek Corp...........................       400          3,326
 *Bancinsurance Corp....................     2,600         12,259
 BancorpSouth, Inc......................    22,250        434,987
 Bandag, Inc............................     3,300        134,442
 Bandag, Inc. Class A...................     2,400         86,640
 Bank of Granite Corp...................     8,525        158,480
 *Bank United Financial Corp. Class A..     15,600        243,672
 BankAtlantic Bancorp, Inc. Class A.....       150          1,405
 Banknorth Group, Inc...................     3,632         80,013
 *Bankrate, Inc.........................     1,300          3,900
 Banner Corp............................     7,410        148,163
 Banta Corp.............................    13,500        413,775
 Barnes Group, Inc......................    10,100        212,605
 Barnwell Industries, Inc...............       200          4,080
 *Barr Laboratories, Inc................     3,356        221,597
 *Barra, Inc............................    12,850        473,844
 *Barry (R.G.) Corp.....................    11,900         55,930
 Bassett Furniture Industries, Inc......     7,500        100,837
 Bay State Bancorp, Inc.................     1,500         38,055
 *Bay View Capital Corp.................    47,600        277,032
 *Baycorp Holdings, Ltd.................     4,200         61,740
 *Be Aerospace, Inc.....................    15,700         59,424
 *Beasley Broadcast Group, Inc..........     5,200         61,204
 *Beazer Homes USA, Inc.................     9,655        615,699
 *Bebe Stores, Inc......................    15,700        211,086
 Bedford Bancshares, Inc................       500          8,627
 BEI Technologies, Inc..................     8,600        123,582
 *Bel Fuse, Inc. Class A................       700         11,620
 Belden, Inc............................    14,700        246,960
 *Bell Industries, Inc..................     4,400          6,820
 *Bell Microproducts, Inc...............    20,550        153,303
 *Benchmark Electronics, Inc............    11,400        354,654
 *Benihana, Inc.........................     1,500         18,637
 *Benihana, Inc. Class A................       225          2,789
 *Bentley Pharmaceuticals, Inc..........     5,500         51,700
 Berkley (W.R.) Corp....................    10,050        396,975
 Berry Petroleum Corp. Class A..........    10,600        170,448
 *Beta Oil & Gas, Inc...................     4,700          5,217

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Bethlehem Steel Corp..................    10,300   $      2,111
 *Beverly Enterprises...................    58,100        189,406
 *BHA Group Holdings, Inc. Class A......     1,300         21,580
 *Big Dog Holdings, Inc.................     2,600          9,347
 *Big Lots, Inc.........................    61,800        784,860
 *Bio Technology General Corp...........    36,300        154,093
 *Bioanalytical Systems, Inc............     2,200          7,425
 *Bio-Logic Systems Corp................     2,000          8,050
 *BioMarin Pharmaceutical, Inc..........    35,700        303,450
 *Bionx Implants, Inc...................       700          2,051
 *Bio-Rad Laboratories, Inc. Class A....    11,400        450,300
 *Bio-Rad Laboratories, Inc. Class B....       400         16,400
 *Bio-Reference Laboratories, Inc.......     5,300         32,595
 *BioReliance Corp......................     4,300        109,241
 *Biosepra, Inc.........................     8,200         55,842
 *#Biosite Diagnostics, Inc.............    10,200        290,700
 *Biosource International, Inc..........     6,300         36,540
 *Biospecifics Technologies Corp........       700            920
 *Bitstream, Inc........................     4,900          9,187
 *Black Box Corp........................    11,600        579,130
 Black Hills Corp.......................    38,300        989,289
 Blair Corp.............................     2,800         70,672
 Blockbuster, Inc. Class A..............    10,600        230,656
 *Blonder Tongue Laboratories, Inc......     2,600          5,850
 *Blount International, Inc.............     7,700         27,797
 *Blue Rhino Corp.......................     5,800        112,230
 *Bluegreen Corp........................    22,000         83,600
 Blyth, Inc.............................    13,800        382,260
 BMC Industries, Inc....................       100            185
 *BNCCORP, Inc..........................     1,000          7,200
 *BNS Co. Class A.......................     1,280          3,456
 Bob Evans Farms, Inc...................    21,200        517,810
 *Boca Resorts, Inc.....................    25,000        288,750
 *Bogen Communications International,
   Inc..................................     5,100         22,465
 *BOK Financial Corp....................     1,529         50,296
 *Bolder Technologies Corp..............       500              1
 *Bolt Technology Corp..................     2,300          7,935
 *Bombay Co., Inc.......................    39,500        167,480
 *Bone Care International, Inc..........     8,300         81,215
 *Bon-Ton Stores, Inc...................    10,200         42,177
 *Books-a-Million, Inc..................    19,000         49,970
 Borg-Warner, Inc.......................     6,300        324,576
 *Borland Software Corp.................    39,500        523,375
 Boston Acoustics, Inc..................     1,000         11,815
 *Boston Beer Company, Inc. Class A.....     7,300        114,464
 *Boston Biomedical, Inc................     2,900          7,757
 *Boston Communications Group, Inc......    12,100        163,592
 Boston Private Financial Holdings,
   Inc..................................     7,800        147,498
 Bostonfed Bancorp, Inc.................       700         20,650
 *Bottomline Technologies, Inc..........    11,000         63,470
 Bowne & Co., Inc.......................    19,900        210,940
 *Boyd Gaming Corp......................    31,100        443,175
 *Boyds Collection, Ltd.................    32,500        231,400
 *Bradlees, Inc.........................     1,600              1
 *Bradley Pharmaceuticals, Inc.
   Class A..............................     5,000         75,050
 Brady (W.H.) Co. Class A...............    10,500        357,000
 *Brass Eagle, Inc......................     4,700         41,313
 Bridge View Bancorp....................     1,650         34,650
 Bridgford Foods Corp...................     1,000          9,700
                                           SHARES       VALUE+
                                           ------       ------
 Briggs & Stratton Corp.................     6,700   $    282,405
 *Brigham Exploration Co................     6,200         24,676
 *Bright Horizons Family Solutions,
   Inc..................................     2,000         54,680
 *Brilliant Digital Entertainment,
   Inc..................................     1,200            408
 *Broadwing, Inc........................    56,000        226,240
 Brookline Bancorp, Inc.................    29,961        341,855
 *Brooks-PRI Automation Inc.............     8,600        124,098
 *Brookstone, Inc.......................    10,000        151,550
 *Brooktrout, Inc.......................    15,200         75,696
 *Brown (Tom), Inc......................    24,000        584,400
 Brown and Brown, Inc...................    20,800        715,936
 Brown Shoe Company, Inc................    11,300        272,330
 *Bruker Daltonics, Inc.................    60,500        335,775
 *Brush Engineered Materials, Inc.......    16,700        101,035
 BSB Bancorp, Inc.......................     5,200        116,142
 *BSQUARE Corp..........................    12,400         16,678
 *BTU International, Inc................     3,000          7,650
 *Buca, Inc.............................    20,600        193,228
 *Buckeye Technology, Inc...............    24,700        166,231
 *Buckle, Inc...........................    22,200        439,560
 *Building Materials Holding Corp.......    11,200        150,136
 Burlington Coat Factory Warehouse
   Corp.................................    22,000        454,740
 Bush Industries, Inc. Class A..........    10,800         74,412
 *Butler International, Inc.............     3,500          1,312
 Butler Manufacturing Co................     1,700         32,385
 *BWAY Corp.............................     3,600         70,668
 C & D Technologies, Inc................    28,700        558,789
 *C-COR.Net Corp........................    20,500         82,307
 *#C-Phone Corp.........................     2,200             25
 *C2, Inc...............................     2,100         26,334
 *Cable Design Techologies Corp.........    48,200        390,420
 Cabot Oil & Gas Corp. Class A..........    17,500        404,250
 *Cache, Inc............................     3,500         50,645
 *Caci International, Inc. Class A......    14,400        548,640
 Cadmus Communications Corp.............     2,700         28,485
 *Cal Dive International, Inc...........    19,100        444,743
 Calgon Carbon Corp.....................    28,800        143,424
 *Caliber Learning Network, Inc.........     1,200              2
 *Calico Commerce, Inc..................     7,400          1,961
 *California Amplifier, Inc.............     8,200         45,961
 *California Coastal Communities, Inc...     4,200         23,163
 California First National Bancorp......     4,700         61,217
 *California Micro Devices Corp.........     4,200         17,472
 *California Pizza Kitchen, Inc.........    12,100        297,841
 California Water Service Group.........     4,700        120,320
 *Caliper Technologies Corp.............    26,700         93,583
 Callaway Golf Co.......................    27,800        373,632
 *Callon Petroleum Corp.................    16,400         96,268
 Cal-Maine Foods, Inc...................     3,300          9,702
 *Calton, Inc...........................     2,100            388
 *CAM Commerce Solutions, Inc...........     1,400          4,984
 Cambrex Corp...........................    12,900        380,292
 Camco Financial Corp...................     1,400         19,803
 *Candela Laser Corp....................    10,200         65,994
 *#Candies, Inc.........................       391            559
 *Candlewood Hotel Co., Inc.............     2,300          1,334
 *Cannondale Corp.......................     3,700          5,587
 *Cantel Medical Corp...................     6,198         83,797
 *Capital Corp. of the West.............     1,622         31,759
 *Capital Crossing Bank.................     2,900         70,165
 *Capital Pacific Holdings, Inc.........     3,200         10,208

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Capital Properties, Inc................       500   $      4,312
 *Capital Properties, Inc. Class B......        50              0
 *Capital Senior Living Corp............     8,400         22,260
 *Capital Trust, Inc....................     8,200         36,900
 Capitol Bancorp, Ltd...................     1,700         34,595
 Capitol Federal Financial..............     1,300         35,756
 *Captaris, Inc.........................    37,400         89,012
 Caraustar Industries, Inc..............    17,800        165,629
 *Carbide/Graphite Group, Inc...........       400              4
 Carbo Ceramics, Inc....................     7,600        253,156
 *Cardiac Sciences, Inc.................    33,600         79,128
 *CardioDynamics International Corp.....    32,700        133,579
 *#Cardiotech International, Inc........     1,700          2,431
 *Career Education Corp.................    15,100        587,616
 Carlisle Companies, Inc................     8,700        361,311
 *CarMax, Inc...........................    21,100        415,670
 Carpenter Technology Corp..............    14,300        196,339
 *Carreker Corp.........................    13,700         86,652
 *Carriage Services, Inc. Class A.......    19,600         87,220
 *Carrier Access Corp...................     4,700          2,702
 *Carrington Laboratories, Inc..........     1,400          1,470
 *Carrizo Oil & Gas, Inc................     8,500         38,845
 Cascade Corp...........................     9,900        138,600
 Cascade Natural Gas Corp...............     6,100        119,865
 *Casella Waste Systems, Inc. Class A..     18,100        132,311
 Casey's General Stores, Inc............    26,700        324,672
 Cash America International, Inc........    15,600        140,868
 *Castle (A.M.) & Co....................    10,100         53,025
 Castle Energy Corp.....................     1,400          5,992
 *Casual Male Retail Group, Inc.........    24,400         96,624
 *Catalytica Energy Systems, Inc........     4,700         13,301
 *Catapult Communications Corp..........    12,300        139,666
 Cathay Bancorp, Inc....................     1,200         51,618
 Cato Corp. Class A.....................    11,700        231,660
 *Cavalier Homes, Inc...................    11,700         27,378
 CBRL Group, Inc........................    22,100        602,667
 CCBT Financial Companies, Inc..........     7,900        210,061
 *CCC Information Services Group, Inc...    11,100        204,129
 *CDI Corp..............................    10,900        313,484
 *Celadon Group, Inc....................     8,600         88,709
 *Celera Genomics Group - Applera
   Corp.................................       502          5,658
 *Celeritek, Inc........................    15,200        102,904
 *Celgene Corp..........................     1,600         39,368
 *Cell Genesys, Inc.....................    21,900        285,904
 *#Cell Therapeutics, Inc...............     8,300         79,721
 *Cellegy Pharmaceuticals, Inc..........     9,100         34,307
 *CellStar Corp.........................    13,200         61,842
 *Cellular Technical Services...........     1,100            880
 *Centennial Cellular Corp..............    13,900         42,881
 *#CenterSpan Communication Corp........     1,400          4,340
 Centex Construction Products, Inc......     9,200        332,028
 Central Bancorp, Inc...................       300          9,046
 *Central Coast Bancorp.................       500          9,490
 *#Central European Distribution Corp...     5,400         91,233
 *Central Garden & Pet Co...............    12,900        247,035
 Central Parking Corp...................    18,200        352,898
 Central Vermont Public Service Corp....     5,500         99,825
 Century Aluminum Co....................    22,400        171,808
 *Century Business Services, Inc........    64,100        208,645
 *Cepheid, Inc..........................    16,800        103,824
 *Ceradyne, Inc.........................     9,500         60,847
                                           SHARES       VALUE+
                                           ------       ------
 *Ceres Group, Inc......................    17,100   $     29,412
 *Cerus Corp............................     7,200        175,284
 CFS Bancorp, Inc.......................     8,800        126,852
 *CGI Group, Inc........................     9,915         50,071
 CH Energy Group, Inc...................     3,300        158,400
 *Chad Therapeutics.....................       200            535
 *Champion Enterprises, Inc.............    31,200        113,880
 *Championship Auto Racing Teams,
   Inc..................................    18,300         78,141
 *Champps Entertainment, Inc............     7,000         77,980
 *Channell Commercial Corp..............       200            930
 *Charles and Colvard, Ltd..............    13,900         82,288
 *Charles River Associates, Inc.........     4,400         69,080
 *Charlotte Russe Holding, Inc..........    11,200        148,680
 *Charming Shoppes, Inc.................    58,000        275,210
 *Chart Industries, Inc.................     6,800          4,284
 Chase Corp.............................       600          5,622
 *Chattem, Inc..........................    11,500        479,032
 *Chaus (Bernard), Inc..................     2,400          1,704
 *Checkers Drive-In Restaurant, Inc.....    13,700        104,257
 *CheckFree Corp........................    24,000        470,280
 *Checkpoint System, Inc................    22,200        241,758
 *Cheesecake Factory, Inc...............    12,150        433,573
 Chemed Corp............................     5,600        206,080
 Chemical Financial Corp................     1,754         57,636
 *Cherokee, Inc.........................     3,100         46,965
 Chesapeake Corp........................     7,600        142,880
 Chesapeake Energy Corp.................   152,500      1,056,825
 Chesapeake Utilities Corp..............     2,200         41,360
 *#Chicos Fas, Inc......................    47,250      1,062,180
 *#Children's Place Retail Stores,
   Inc..................................    12,900        161,056
 *#Childtime Learning Centers, Inc......     1,500          2,137
 *ChipPAC, Inc..........................    10,100         47,116
 Chittenden Corp........................    13,151        345,082
 *Choice Hotels International, Inc......    26,000        585,780
 *#Choicepoint, Inc.....................     3,449        129,613
 *Cholestech Corp.......................    11,500         75,785
 *Christopher & Banks Corp..............    14,905        406,161
 *ChromaVision Medical Systems, Inc.....     7,400         11,581
 *Chromcraft Revington, Inc.............     4,000         52,200
 *Chronimed, Inc........................    15,600         93,288
 Church & Dwight Co., Inc...............    12,200        367,464
 Churchill Downs, Inc...................     6,500        251,712
 *Ciber, Inc............................    54,951        329,706
 *Cima Laboratories, Inc................     9,200        244,720
 *Cimarex Energy Co.....................     9,106        137,683
 *Ciphergen Biosystems, Inc.............    31,600        110,126
 *Ciprico, Inc..........................     2,600          9,763
 CIRCOR International, Inc..............     4,750         73,292
 *Circuit Systems, Inc..................       400             18
 Citizens Banking Corp..................     6,100        158,478
 *Citizens, Inc. Class A................    14,090        116,947
 *#Citrix Systems, Inc..................     3,000         35,265
 City Holding Co........................     6,100        182,451
 City National Corp.....................       424         19,237
 *CKE Restaurants, Inc..................    31,000        154,380
 Claire's Stores, Inc...................    19,200        498,432
 Clarcor, Inc...........................    14,500        477,050
 *Clark/Bardes Holdings, Inc............    12,000        219,000
 *Clarus Corp...........................    19,500        110,370
 *Clayton Williams Energy, Inc..........     6,700         73,499
 *Clean Harbors, Inc....................     9,900        144,490

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Clearone Communications, Inc.........     5,000   $     24,025
 Cleco Corp.............................    16,200        219,996
 *Cleveland Cliffs, Inc.................     8,800        182,600
 *Closure Medical Corp..................     3,500         46,357
 CMS Energy Corp........................     6,100         60,695
 CNA Surety Corp........................    21,300        169,761
 #CNB Financial Corp....................     1,000         33,255
 *CNS, Inc..............................    15,100         96,942
 Coachmen Industries, Inc...............    10,300        164,285
 *Coast Dental Services, Inc............       233            692
 Coastal Bancorp, Inc...................     1,600         49,584
 *Coastcast Corp........................     2,000          4,080
 *Cobalt Corp...........................    10,000        121,500
 CoBiz, Inc.............................     1,650         24,973
 *Cobra Electronic Corp.................     3,100         19,545
 *Cognex Corp...........................    24,200        543,290
 *Cognitronics Corp.....................     2,300          5,865
 *#Cognizant Technology Solutions
   Corp.................................     4,300        306,461
 *Coherent, Inc.........................    15,600        332,592
 *Cohesion Technologies, Inc............     9,900         38,065
 Cohu, Inc..............................    11,100        172,216
 *Coinstar, Inc.........................    12,200        295,240
 *Coldwater Creek, Inc..................     6,900        109,537
 *Cole (Kenneth) Productions, Inc.
   Class A..............................     6,050        151,794
 *Cole National Corp. Class A...........     4,400         47,960
 *Collagenex Pharmaceuticals, Inc.......     5,100         48,118
 #Collegiate Pacific, Inc...............     1,500          9,225
 *Collins & Aikman Corp.................     8,860         36,326
 *Colorado Medtech, Inc.................     9,400         19,270
 *Columbia Banking System, Inc..........    10,214        136,970
 *Columbia Laboratories, Inc............    20,400         79,560
 *Columbia Sportswear Co................    15,150        669,403
 *Columbus McKinnon Corp................    10,600         49,767
 *Comarco, Inc..........................     7,750         64,596
 *Comfort Systems USA, Inc..............    47,100        148,365
 Commerce Group, Inc....................    11,800        428,340
 Commercial Bancshares, Inc.............       500         15,630
 Commercial Federal Corp................    13,200        296,340
 Commercial Metals Co...................    15,600        262,080
 #Commercial National Financial Corp....       600         13,029
 Commonwealth Bancorp, Inc..............     2,300        106,122
 Commonwealth Industries, Inc...........     6,600         42,603
 *Commscope, Inc........................    36,100        324,900
 *Communications Systems, Inc...........     4,000         29,800
 Community Bancorp, Inc.................     1,000         35,200
 *Community Bancorp, Inc................       210          1,659
 Community Bank System, Inc.............     5,700        182,457
 Community First Bankshares, Inc........    12,400        330,894
 Community Trust Bancorp, Inc...........     2,981         87,939
 *Community West Bancshares.............     2,300         10,649
 *Competitive Technologies, Inc.........       800          2,520
 *Compucom Systems, Inc.................    41,500        276,597
 *CompuCredit Corp......................    42,800        307,732
 *Compudyne Corp........................     8,800         73,260
 *Computer Access Technology Corp.......    15,600         32,448
 *Computer Horizons Corp................    38,900        136,928
 *#Computer Learning Centers, Inc.......     1,100              1
 *Computer Network Technology Corp......    17,400        161,646
 *Computer Task Group, Inc..............    24,400         87,840
 CompX International, Inc...............       700          5,866
                                           SHARES       VALUE+
                                           ------       ------
 *Comshare, Inc.........................     4,900   $      9,628
 *Comstock Resources, Inc...............    25,000        211,000
 *Comtech Telecommunications Corp.......     4,400         42,262
 *Conceptus, Inc........................     8,200        113,652
 *Concero, Inc..........................     2,400            828
 *Concerto Software, Inc................    14,800         94,054
 *Concord Camera Corp...................    29,300        176,532
 *Concord Communications, Inc...........     9,900        121,374
 *Concur Technologies, Inc..............    11,200         42,280
 *Concurrent Computer Corp..............    12,800         41,280
 *Cone Mills Corp.......................    27,400         57,540
 *Congoleum Corp. Class A...............     1,100            770
 *Conmed Corp...........................    14,450        275,634
 Connecticut Bancshares, Inc............     2,400         94,308
 Connecticut Water Services, Inc........     1,800         48,609
 *Connitics Corp........................    18,000        215,190
 *Conrad Industries, Inc................     3,000          9,435
 CONSOL Energy, Inc.....................     1,300         18,174
 *Consolidated Graphics, Inc............    11,200        229,600
 Consolidated Tokoma Land Co............     1,600         28,960
 *Continental Airlines, Inc.............    27,400        257,560
 *Continental Materials Corp............     1,000         26,000
 *Convera Corp..........................    19,900         62,386
 *#Cooker Restaurant Corp...............       500              9
 #Cooper Companies, Inc.................    17,400        488,940
 Cooper Tire & Rubber Co................    27,100        430,890
 *CoorsTek, Inc.........................     8,275        189,208
 *Copart, Inc...........................    16,500        199,732
 *Core Molding Technologies, Inc........     1,900          2,280
 *Corillian Corp........................    32,300         38,275
 *Corixa Corp...........................    20,306        145,797
 Corn Products International, Inc.......    12,400        367,908
 *Cornell Companies, Inc................    15,100        139,373
 *Corporate Executive Board Co..........     3,300        108,916
 *Correctional Services Corp............     5,700         13,708
 *Corrections Corporation of America....    15,500        277,450
 *Corrpro Companies, Inc................       200            116
 *Cortech, Inc..........................     1,100          2,755
 Corus Bankshares, Inc..................     7,100        320,636
 *Corvas International, Inc.............     8,600         14,276
 *Corvel Corp...........................     6,900        230,253
 *Cost Plus, Inc........................    12,850        422,444
 *CoStar Group, Inc.....................     8,900        158,108
 Cotton States Life Insurance Co........     1,300         12,597
 Courier Corp...........................     7,200        329,580
 *Covance, Inc..........................    33,100        742,102
 *Covansys Corp.........................     3,200         12,528
 *Covenant Transport, Inc. Class A......    10,700        189,283
 *Coventry Health Care, Inc.............    12,300        353,625
 Covest Bancshares, Inc.................       400         10,548
 *Covista Communications, Inc...........     1,600          5,896
 CPAC, Inc..............................     1,500          7,920
 CPB, Inc...............................     3,600         95,238
 CPI Corp...............................     8,000        102,400
 Craftmade International, Inc...........     3,600         57,222
 Crawford & Co. Class A.................     6,700         36,481
 Crawford & Co. Class B.................    10,000         67,200
 *Cray, Inc.............................    32,500        227,337
 *Credence Systems Corp.................    34,350        371,323
 *Credit Acceptance Corp................    24,300        194,400
 *#Cree Research, Inc...................    41,300        977,364
 *Criticare Systems, Inc................    12,500         43,875

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Crompton Corp..........................    30,800   $    217,448
 *Cross (A.T.) Co. Class A..............     6,200         37,200
 *Crown Castle International Corp.......    78,900        312,444
 *Crown Cork & Seal Co., Inc............    76,400        660,096
 *Crown-Andersen, Inc...................       300          1,083
 *#Cryolife, Inc........................     3,600         19,692
 *CSK Auto Corp.........................    19,200        239,808
 *CSP, Inc..............................     1,400          3,766
 *CSS Industries, Inc...................     4,600        160,540
 CT Communications, Inc.................    11,100        135,309
 CTS Corp...............................     5,000         39,900
 Cubic Corp.............................    15,900        269,505
 *Cubist Pharmaceuticals, Inc...........     1,800         21,384
 *Culp, Inc.............................     7,800         69,420
 *Cumulus Media, Inc. Class A...........    15,800        261,885
 *CUNO, Inc.............................     9,800        326,095
 *CuraGen Corp..........................    13,200         70,620
 *Curative Health Services, Inc.........     8,300        128,816
 Curtiss-Wright Corp....................     2,000        123,000
 *Cutter & Buck, Inc....................     7,600         32,452
 *CV Therapeutics, Inc..................    10,800        251,586
 CVB Financial Corp.....................     6,737        164,753
 *Cyberonics, Inc.......................    10,800        186,408
 *Cyberoptics Corp......................       750          5,359
 *Cybersource Corp......................    15,400         38,577
 *Cybex International, Inc..............       200            270
 *#Cymer, Inc...........................    16,400        596,878
 *Cypress Semiconductor Corp............     8,000         69,120
 *Cysive, Inc...........................    26,500         71,417
 *Cytec Industries, Inc.................    21,300        569,349
 D & K Healthcare Resources, Inc........     7,600         70,110
 *D A Consulting Group, Inc.............     1,200            348
 *Daisytek International Corp...........    22,900        189,154
 *Daktronics, Inc.......................     8,800        126,236
 *Dan River, Inc. Class A...............    11,300         20,340
 *Danielson Holding Corp................     5,000          9,750
 *#Data Race, Inc.......................     2,500             17
 *Data Systems & Software, Inc..........     2,300          4,117
 *Datalink Corp.........................     2,500          8,025
 *Dataram Corp..........................     2,950         11,962
 Datascope Corp.........................     8,900        228,107
 *Datastream Systems, Inc...............    11,300         68,591
 *DataTRAK International, Inc...........       500            607
 *Datawatch Corp........................       266            833
 *Dave and Busters, Inc.................     7,700         60,599
 *DaVita, Inc...........................    21,100        541,215
 *Daw Technologies, Inc.................       625             62
 *Dawson Geophysical Co.................     1,900          9,851
 *Daxor Corp............................     2,600         40,430
 *Dean Foods Co.........................    10,000        371,500
 *Dearborn Bancorp, Inc.................     1,050         16,443
 Deb Shops, Inc.........................     5,700        118,417
 *Deckers Outdoor Corp..................     4,300         16,748
 *Del Global Technologies Corp..........     3,105          7,064
 *Del Laboratories, Inc.................     4,200         99,120
 *Del Monte Foods Co....................    19,400        172,660
 *Delphax Technologies, Inc.............     6,100         18,422
 Delphi Financial Group, Inc. Class A..      8,500        325,125
 Delta and Pine Land Co.................    12,100        243,936
 Delta Apparel, Inc.....................       940         13,865
 *Delta Woodside Industries, Inc........     1,175          5,816
 Deltic Timber Corp.....................     7,200        190,800
                                           SHARES       VALUE+
                                           ------       ------
 *Denali, Inc...........................     1,100   $         93
 *Denbury Resources, Inc................    29,530        305,045
 *Dendreon Corp.........................    21,300         86,265
 *Dendrite International, Inc...........    35,950        211,566
 *Department 56, Inc....................     7,700         94,479
 *DepoMed, Inc..........................     3,800          6,802
 *Devcon International Corp.............       600          3,996
 *Diacrin, Inc..........................       400            520
 Diagnostic Products Corp...............     9,800        355,544
 Dial Corp..............................     1,000         20,820
 *Diametrics Medical, Inc...............     1,000          2,005
 *DiamondCluster International, Inc.....    13,300         47,813
 *Dianon Systems, Inc...................     6,483        302,302
 *Diedrich Coffee, Inc..................     1,625          7,256
 *Digene Corp...........................    10,100         81,709
 *Digi International, Inc...............    14,400         43,776
 *Digimarc Corp.........................    17,200        273,566
 *#Digital Angel Corp...................       800          2,408
 *Digital Impact, Inc...................    19,700         39,301
 *Digital Insight Corp..................    26,900        278,146
 *Digital Lightwave, Inc................       400            846
 *Digital River, Inc....................    15,100        218,497
 *DigitalThink Inc......................     2,600          5,291
 *Digitas, Inc..........................    45,700        144,869
 Dime Community Bancorp, Inc............    13,050        268,438
 Dimon, Inc.............................    26,700        162,870
 *Diodes, Inc...........................     4,600         49,519
 *Dionex Corp...........................    10,900        330,215
 *Discovery Partners International......    27,700         88,640
 *Dispatch Management Services Corp.....     1,200              3
 *Ditech Communications Corp............    15,400         36,960
 *Diversa Corp..........................    23,100        265,650
 *divine, Inc. Class A..................     5,587          9,805
 *Dixie Group, Inc......................     4,200         16,716
 *Dixon Ticonderoga Co..................       600          1,095
 *DocuCorp International, Inc...........     8,100         58,401
 *Documentum, Inc.......................    20,800        388,856
 Dole Food Co., Inc.....................    17,400        513,474
 *Dollar Thrifty Automotive Group,
   Inc..................................    15,200        320,416
 *Dominion Homes, Inc...................     2,800         46,956
 Donaldson Co., Inc.....................     4,400        164,648
 Donegal Group, Inc. Class A............       666          8,015
 Donegal Group, Inc. Class B............       333          3,488
 *Dot Hill Systems Corp.................    12,100         41,140
 *DoubleClick, Inc......................    47,500        339,625
 Dover Downs Gaming & Entertainment,
   Inc..................................     4,900         51,009
 Dover Motorsports, Inc.................    13,800         52,440
 Downey Financial Corp..................    22,500        888,975
 *DPAC Technologies Corp................     9,400         18,189
 DQE, Inc...............................    25,000        367,500
 *#Dress Barn, Inc......................    22,000        305,800
 *Drew Industries, Inc..................     3,500         57,575
 *Drexler Technology Corp...............     5,900        100,005
 Dreyer's Grand Ice Cream, Inc..........    10,000        701,250
 *Dril-Quip, Inc........................    15,600        294,060
 *DRS Technologies, Inc.................     9,400        313,584
 *Drugstore.com, Inc....................    32,500         67,925
 *DSET Corp.............................        75             21
 *DSP Group, Inc........................    15,500        269,390
 *DT Industries, Inc....................     4,300         10,750
 *Duane Reade, Inc......................    13,000        246,870

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Duckwall-Alco Stores, Inc.............     1,500   $     17,475
 *Ducommun, Inc.........................     3,400         47,260
 *DuPont Photomasks, Inc................    10,100        280,729
 *Dura Automotive Systems, Inc..........    13,079        127,193
 *Duratek, Inc..........................     8,700         72,514
 *Durect Corp...........................     6,000         15,690
 *DUSA Pharmaceuticals, Inc.............     6,400         11,712
 *DVI, Inc..............................     6,600         58,344
 *Dwyer Group, Inc......................     1,800          7,101
 *Dyax Corp.............................    16,700         33,984
 *Dycom Industries, Inc.................    23,134        349,555
 *#Dynacq International, Inc............     7,600        115,938
 *Dynamex, Inc..........................     4,600         13,110
 *Dynamics Research Corp................     6,900         87,319
 *#E Com Ventures, Inc..................       125            503
 *E-Z-EM, Inc...........................     1,700         15,300
 *E.piphany, Inc........................    61,600        306,768
 *EarthCare Co..........................     1,600              5
 *EarthLink, Inc........................    61,000        380,030
 East West Bancorp, Inc.................    11,400        393,528
 Eastern Co.............................       550          6,160
 *Eateries, Inc.........................       200            486
 *eBenX, Inc............................     9,900         45,787
 eBT International, Inc.................     9,900            990
 *ECC International Corp................     3,100         12,338
 *#Echelon Corp.........................    19,500        285,480
 *Eclipsys Corp.........................     2,000         10,310
 *Ecogen, Inc...........................       210             34
 *eCollege.com..........................     7,700         26,141
 Ecology & Environment, Inc. Class A....       400          3,480
 Edelbrock Corp.........................       880          9,293
 *Eden Bioscience Corp..................    10,800         17,766
 *EDGAR Online, Inc.....................     7,400         12,358
 *Edge Petroleum Corp...................    11,700         39,955
 *Edgewater Technology, Inc.............     8,267         34,680
 Edo Corp...............................    10,200        206,754
 *Education Management Corp.............    15,200        588,088
 EFC Bancorp, Inc.......................       900         15,435
 *eFunds Corp...........................    27,600        249,090
 *EGL, Inc..............................    29,300        459,131
 *eGlobe, Inc...........................       382              4
 *El Paso Electric Co...................    50,900        521,725
 *Elder-Beerman Stores Corp.............     4,800          8,640
 *Electro Rent Corp.....................    18,800        227,292
 *Electro Scientific Industries, Inc....    15,800        384,730
 *Electroglas, Inc......................     4,300         11,008
 *Electronics Boutique Holdings Corp....    15,100        462,135
 *Electronics for Imaging, Inc..........    29,400        521,262
 *Elevon, Inc...........................       900          1,183
 *Elite Information Group, Inc..........     9,200         69,276
 *Elizabeth Arden, Inc..................    10,500        150,412
 ElkCorp................................    10,700        192,707
 *eLoyalty Corp.........................     2,400         10,572
 *ELXSI Corp............................     1,700          5,992
 *Embarcadero Technologies, Inc.........    26,200        171,479
 *Embrex, Inc...........................     4,100         48,359
 EMC Insurance Group, Inc...............     1,100         20,515
 *Emcor Group, Inc......................     8,900        474,370
 *EMCORE Corp...........................     9,900         31,531
 *#Emeritus Corp........................     3,200          8,080
 *Emerson Radio Corp....................     3,900         17,979
 *Emisphere Technologies, Inc...........     8,200         32,636
                                           SHARES       VALUE+
                                           ------       ------
 *Emmis Broadcasting Corp. Class A......    24,600   $    565,185
 Empire District Electric Co............    10,700        195,382
 Empire Federal Bancorp, Inc............       300          5,533
 *EMS Technologies, Inc.................     9,100        138,502
 *Emulex Corp...........................    13,600        328,304
 *Encore Acquisition Co.................     5,500        102,025
 *Encore Med Corp.......................     6,600         18,282
 *Encore Wire Corp......................    12,300        126,628
 *Endo Pharmaceuticals Holdings, Inc....    25,500        220,447
 *Endocardial Solutions, Inc............     7,600         33,744
 *#Endocare, Inc........................     8,200         22,058
 Energen Corp...........................    12,600        336,672
 *Energy Conversion Devices, Inc........    15,100        183,087
 #Energy East Corp......................        40            868
 *Energy Partners, Ltd..................    21,000        194,250
 Energy West, Inc.......................       100            837
 Energysouth, Inc.......................       900         24,736
 *Enesco Group, Inc.....................    17,300        122,311
 Engineered Support Systems, Inc........    11,962        444,149
 Ennis Business Forms, Inc..............     8,100        100,116
 ENSCO International, Inc...............     6,049        169,251
 *Entegris, Inc.........................    50,800        543,814
 *#Entrada Networks, Inc................     2,625            564
 *Entravision Communications Corp.......    24,600        268,386
 *Entrust Technologies, Inc.............    40,900        164,418
 *Environmental Elements Corp...........     1,500          3,495
 *Environmental Tectonics Corp..........     2,800         17,780
 *Enzo Biochem, Inc.....................     9,817        142,346
 *EP Medsystems, Inc....................     2,700         13,243
 *#EpicEdge, Inc........................     6,500            455
 *Epicor Software Corp..................     3,900          6,435
 *Epimmune, Inc.........................     5,400          6,534
 *EPIQ Systems, Inc.....................     7,025        105,832
 *EPIX Medical, Inc.....................     4,200         38,829
 *ePlus, Inc............................     4,800         35,448
 *ePresence, Inc........................    16,400         39,442
 *Equitable Bank........................       200          7,470
 *Equity Marketing, Inc.................     2,800         32,900
 *Equity Oil Co.........................     6,300         12,127
 *#eResearch Technology, Inc............     4,500         63,562
 ESB Financial Corp.....................     2,448         31,518
 *Escalade, Inc.........................     1,200         24,288
 *Esco Technologies, Inc................     9,700        356,087
 *eSpeed, Inc...........................     9,000        135,945
 *Esperion Therapeutics, Inc............     5,500         37,345
 Espey Manufacturing & Electronics
   Corp.................................       200          3,925
 *ESS Technology, Inc...................    26,400        228,096
 *Esterline Technologies Corp...........    12,100        237,765
 #Ethan Allen Interiors, Inc............     9,900        369,765
 *European Micro Holdings, Inc..........     1,200             18
 *Evans & Sutherland Computer Corp......     4,900         26,337
 *Evans Systems, Inc....................       800             60
 *Evergreen Resources, Inc..............    10,800        462,240
 *Exact Sciences Corp...................     2,600         31,850
 *Exactech, Inc.........................     1,500         34,170
 *Exar Corp.............................    23,300        328,996
 *Excel Technology, Inc.................     7,400        147,926
 *Exelixis, Inc.........................    28,642        258,924
 *Exponent, Inc.........................     2,700         34,897
 *Extended Stay America, Inc............    13,400        187,466
 *Extended Systems, Inc.................       800          1,632

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Extensity, Inc........................     4,700   $      8,178
 *Extreme Networks, Inc.................    49,600        223,944
 *Exult, Inc............................     3,400         10,948
 *Ezcorp, Inc. Class A Non-Voting.......     1,000          3,215
 *Ezenia! Inc...........................       400            114
 *F.A.O., Inc...........................     7,100         16,188
 F.N.B. Corp............................    19,952        560,053
 *F5 Networks, Inc......................    10,500        147,577
 Fab Industries, Inc....................     1,000          8,625
 Factset Research Systems, Inc..........    12,000        370,800
 *Factual Data Corp.....................     2,000         15,770
 #Fair, Isaac & Co., Inc................    25,911      1,134,902
 *Fairchild Corp. Class A...............    27,700        140,162
 *Falcon Products, Inc..................     3,000         11,940
 *#FalconStor Software, Inc.............    16,500         81,675
 *Famous Dave's of America, Inc.........    14,200         51,617
 *Fargo Electronics.....................     2,600         30,732
 Farmer Brothers Co.....................       300         93,301
 *Faro Technologies, Inc................     5,800         11,948
 FBL Financial Group, Inc. Class A......    11,000        184,470
 Fedders Corp...........................     8,910         23,344
 Federal Signal Corp....................    26,900        510,024
 *FEI Co................................    17,800        332,860
 Ferro Corp.............................    16,500        392,865
 FFLC Bancorp...........................       699         20,460
 *FFP Marketing Co., Inc................       600            465
 *Fibermark, Inc........................     2,800         18,956
 Fidelity Bancorp, Inc..................       220          4,324
 Fidelity Bancorp, Inc..................       600         16,101
 Fidelity Bankshares, Inc...............    10,683        201,962
 Fidelity National Corp.................     1,600         13,888
 Fidelity National Financial, Inc.......     1,936         62,630
 *Fidelity National Information
   Solutions, Inc.......................    14,248        287,596
 *Filenet Corp..........................    20,000        274,400
 *Financial Federal Corp................    10,200        263,160
 Finger Lakes Bancorp, Inc..............     1,800         35,730
 *Finish Line, Inc. Class A.............    13,300        140,847
 *Finlay Enterprises, Inc...............     4,200         53,760
 *Firebrand Financial Group, Inc........     1,700             18
 First Albany Companies, Inc............     4,983         37,998
 First American Financial Corp..........     7,600        155,724
 *First Aviation Services, Inc..........     1,600          6,512
 First Bancorp..........................       872         21,486
 *First Banks America, Inc..............       100          4,060
 First Bell Bancorp, Inc................     1,100         22,935
 *First Cash Financial Services, Inc....    10,000        101,250
 First Charter Corp.....................    15,800        287,402
 First Commonwealth Financial Corp......    29,100        341,925
 First Community Bancorp................     2,500         77,062
 *First Consulting Group, Inc...........    26,100        181,395
 First Defiance Financial Corp..........       700         13,650
 First Essex Bancorp....................     4,200        147,609
 First Federal Bancshares of Arkansas,
   Inc..................................     1,200         30,174
 First Federal Bankshares, Inc..........       200          2,961
 First Federal Capital Corp.............    10,500        201,180
 First Federal Financial Corp. of
   Kentucky.............................       200          4,590
 First Financial Bancorp................    49,055        843,991
 First Financial Bankshares, Inc........     2,000         78,470
 First Financial Corp...................       900         47,083
                                           SHARES       VALUE+
                                           ------       ------
 First Financial Holdings, Inc..........     6,700   $    174,836
 #First Georgia Holdings, Inc...........     2,500          9,725
 *First Horizon Pharmaceutical Corp.....     2,900         17,559
 First Indiana Corp.....................     4,000         83,540
 *First Investors Financial Services
   Group, Inc...........................       400          1,228
 First Keystone Financial, Inc..........       200          3,182
 *First Mariner Bank Corp...............     2,200         23,683
 First Merchants Corp...................     8,615        202,496
 First Midwest Bancorp, Inc.............    17,750        495,935
 First Midwest Financial, Inc...........       600          9,411
 First Mutual Bancshares, Inc...........       242          4,258
 First Niagara Financial Group, Inc.....    12,800        391,552
 First Oak Brook Bancshares, Inc.
   Class A..............................     4,300        138,782
 First Place Financial Corp.............     6,945        117,579
 *First Republic Bank...................    11,650        242,320
 First SecurityFed Financial, Inc.......     1,000         22,320
 First Sentinel Bancorp, Inc............    17,300        253,272
 First United Corp......................       800         13,120
 First West Virginia Bancorp, Inc.......       400          7,250
 First Years, Inc.......................    12,900        128,355
 FirstBank NW Corp......................       200          4,168
 FirstFed America Bancorp, Inc..........     2,143         53,789
 *FirstFed Financial Corp...............     9,000        245,250
 *Fischer Imaging Corp..................     1,900          9,234
 *Fisher Scientific International,
   Inc..................................     1,300         38,948
 Flag Financial Corp....................     1,600         18,200
 Flagstar Bancorp, Inc..................    13,725        250,481
 *Flanders Corp.........................     3,600          6,534
 *#Fleetwood Enterprises, Inc...........    30,600        252,144
 #Fleming Companies, Inc................    12,800         96,000
 Flexsteel Industries, Inc..............     1,200         18,852
 *Flir Systems, Inc.....................     6,500        283,172
 *Florida Banks, Inc....................       200          1,585
 Florida East Coast Industries, Inc.....     4,600        106,490
 Florida Public Utilities Co............       666         10,057
 Florida Rock Industries, Inc...........    13,950        558,139
 *Florsheim Group, Inc..................       700              6
 *Flow International Corp...............    19,100         65,035
 Flowers Foods, Inc.....................    16,100        387,527
 *Flowserve Corp........................    21,800        331,796
 Flushing Financial Corp................     8,900        152,724
 *FMC Corp..............................    14,900        422,266
 FNB Financial Services Corp............     1,100         17,776
 *Foamex International, Inc.............    10,900         26,541
 *Foodarama Supermarkets, Inc...........       100          2,750
 Foothill Independent Bancorp...........     1,470         27,577
 *Footstar, Inc.........................     6,700         42,344
 *Forest Oil Corp.......................    24,450        650,370
 *Forgent Networks, Inc.................    12,400         27,528
 *Forrester Resh, Inc...................    14,100        216,082
 *Forward Air Corp., Inc................     9,150        176,366
 *Fossil, Inc...........................    24,150        491,332
 *Foster (L.B.) Co. Class A.............       200            824
 *Foster Wheeler, Ltd...................    20,400         34,272
 *Foundry Networks, Inc.................   108,600      1,083,828
 *Four Kids Entertainment, Inc..........     7,200        172,800
 *#FPIC Insurance Group, Inc............     9,574         62,231
 Frankfort First Bancorp, Inc...........       150          2,581
 Franklin Bancorp, Inc..................       300          5,428
 *Franklin Covey Co.....................     9,900         16,830

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Franklin Electric Co., Inc.............     2,000   $     94,260
 *Franklin Electronic Publishers,
   Inc..................................     2,200          5,324
 Freds, Inc. Class A....................    12,525        314,252
 *FreeMarkets, Inc......................    24,500        206,412
 Fremont General Corp...................    31,500        132,300
 Frequency Electronics, Inc.............     4,100         35,506
 *Fresh America Corp....................     1,000              1
 Fresh Brands, Inc......................     1,200         16,620
 *Fresh Choice, Inc.....................     2,500          4,612
 *Friede Goldman Halter, Inc............     3,117             17
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................    10,800         97,200
 Friedmans, Inc. Class A................     8,300         73,579
 *Friendly Ice Cream Corp...............     2,000         10,300
 Frisch's Restaurants, Inc..............     1,100         21,318
 *Frontier Airlines, Inc................    18,650        107,424
 Frontier Oil Corp......................    13,700        196,595
 *Frontstep, Inc........................     3,800          7,714
 *Frozen Food Express Industries, Inc...     9,900         24,156
 FSF Financial Corp.....................       500         11,712
 *FSI International, Inc................    26,600        120,365
 *FTI Consulting, Inc...................     9,300        381,393
 *FuelCell Energy, Inc..................    33,500        303,510
 Fuller (H.B.) Co.......................    14,000        408,170
 *Furniture Brands International,
   Inc..................................    13,400        375,200
 *Furr's/Bishop's, Inc..................     1,200            204
 G & K Services, Inc. Class A...........    10,800        370,440
 *G-III Apparel Group, Ltd..............     1,800         13,284
 GA Financial, Inc......................     1,100         24,530
 *Gabelli Asset Management, Inc.........     1,700         56,100
 *Gadzooks, Inc.........................     8,300         42,662
 *Galaxy Nutritional Foods, Inc.........     4,600          7,406
 #Gallagher (Arthur J.) & Co............     6,800        191,556
 *Galyan's Trading Co...................     9,400        126,477
 *GameTech International, Inc...........     5,100         23,536
 *Garden Fresh Restaurant Corp..........     6,100         68,808
 *Gardner Denver Machinery, Inc.........    13,300        228,095
 *Gart Sports Co........................     8,770        230,300
 *Gartner Group, Inc....................    56,200        549,074
 *Gateway, Inc..........................     3,000         11,430
 *Gaylord Entertainment Co..............    16,800        334,320
 GBC Bancorp............................     7,400        148,703
 *Gehl Co...............................     1,700         15,198
 *Genaissance Pharmaceuticals, Inc......       200            195
 Gencorp, Inc...........................    34,900        282,690
 *Gene Logic, Inc.......................    23,100        181,797
 *Genecor International, Inc............    19,000        213,845
 *General Binding Corp..................     5,500         71,692
 General Cable Corp.....................    16,600         71,380
 *General Communications, Inc.
   Class A..............................    37,000        216,635
 *General Datacomm Industries, Inc......     5,500            247
 *Genesco, Inc..........................    16,900        348,309
 *Genesee & Wyoming, Inc................     6,825        133,770
 *Genesee Corp. Class B.................       100            938
 *Genesis Microchip, Inc................     4,489         89,219
 *Genlyte Group, Inc....................     7,700        256,102
 *Genome Therapeutics Corp..............     2,200          4,114
 *#Genta, Inc...........................    23,300        263,406
 Gentiva Health Services, Inc...........       850          6,961
 *Genus, Inc............................    14,100         40,185
 *GenVec, Inc...........................    18,400         68,080
                                           SHARES       VALUE+
                                           ------       ------
 *Genzyme Corp..........................       994   $     32,608
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................       696          2,133
 Georgia Gulf Corp......................    34,100        714,736
 *Geoworks Corp.........................     1,700             51
 *Gerald Stevens, Inc...................       180              0
 *Gerber Scientific, Inc................    15,400         62,370
 *Geron Corp............................    19,200         74,496
 *Getty Images, Inc.....................    25,800        770,646
 Getty Realty Corp. (Holding Co.).......     7,200        140,400
 Gevity HR, Inc.........................     9,800         38,906
 *Giant Industries, Inc.................     2,300          7,820
 Gibraltar Steel Corp...................     2,000         38,340
 *Giga Information Group, Inc...........     2,500          3,937
 *Giga-Tronics, Inc.....................     1,800          3,033
 *Gilman & Ciocia, Inc..................     3,500            525
 *#GK Intelligent Systems, Inc..........       140             17
 Glacier Bancorp, Inc...................     9,200        213,164
 Glatfelter (P.H.) Co...................    21,200        276,024
 *Glenayre Technologies, Inc............    11,300         15,424
 *Global Imaging Systems, Inc...........    12,100        227,601
 *Global Payment Technologies, Inc......     2,400         14,964
 *Globecomm Systems, Inc................     5,900         19,794
 Gold Banc Corp.........................    17,800        174,529
 Golden Enterprises, Inc................     2,400          9,300
 *Golden State Vintners, Inc............     2,400          4,488
 *Good Guys, Inc........................    22,900         62,059
 *Goodrich Petroleum Corp...............     2,700          7,020
 *Goodys Family Clothing, Inc...........    34,000        148,410
 Gorman-Rupp Co.........................     2,100         54,285
 *Gottschalks, Inc......................     5,000          9,400
 *GP Strategies Corp....................     8,600         40,850
 Graco, Inc.............................    20,475        605,241
 *Graftech International, Ltd...........    35,300        194,150
 Graham Corp............................       300          3,030
 Granite Construction, Inc..............    14,450        245,650
 Granite State Bankshares, Inc..........     1,100         49,203
 *Graphic Packaging International
   Corp.................................    27,500        191,125
 Gray Television, Inc...................       200          2,510
 Great American Financial Resources,
   Inc..................................     3,800         60,230
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    19,200        146,304
 Great Lakes Chemical Corp..............     2,200         55,220
 Great Southern Bancorp, Inc............     1,000         38,900
 *Greater Atlantic Financial Corp.......     1,300          8,268
 #Greater Bay Bancorp...................    11,474        206,761
 *Green Mountain Coffee, Inc............     3,100         47,724
 Green Mountain Power Corp..............     2,100         41,853
 *Greenbrier Companies, Inc.............     3,100         20,925
 *Greka Energy Corporation..............       735          2,933
 Grey Global Group, Inc.................       300        181,651
 *Grey Wolf, Inc........................   124,200        473,202
 *GRIC Communications, Inc..............    17,000         65,280
 *Griffin Land & Nurseries, Inc.
   Class A..............................     1,200         16,704
 *Griffon Corp..........................    19,480        242,526
 *Group 1 Automotive, Inc...............    12,600        299,250
 *Group 1 Software, Inc.................     1,600         45,464
 *Grubb & Ellis Co......................     5,100          6,885
 GS Financial Corp......................       400          7,368
 *GSE Systems, Inc......................     2,200          2,552
 *GSI Commerce, Inc.....................    31,800        148,983
 *#GSV, Inc.............................       380             38

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Gtech Holdings, Inc...................    34,600   $    795,454
 *GTSI Corp.............................     3,700         48,914
 Guaranty Bancshares, Inc...............       400          6,430
 Guaranty Federal Bancshares, Inc.......       900         14,098
 *Guess, Inc............................    28,300        148,292
 *Guilford Pharmaceuticals, Inc.........    24,200        120,395
 *Guitar Center, Inc....................    13,900        277,652
 *Gulf Island Fabrication, Inc..........     9,885        166,711
 *Gulfmark Offshore, Inc................     9,200        138,368
 *Gundle/SLT Environmental, Inc.........     2,400         21,432
 *Gymboree Corp.........................    18,100        366,977
 *Ha-Lo Industries, Inc.................    16,600             66
 *Haemonetics Corp......................    15,900        383,985
 Haggar Corp............................     2,000         23,790
 *Hain Celestial Group, Inc.............    19,456        265,477
 *Hall Kinion Associates, Inc...........    12,600         71,757
 *Hamilton Bancorp, Inc.................    14,500            652
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................     1,600          8,960
 *Hampshire Group, Ltd..................     1,000         20,080
 Hancock Fabrics, Inc...................     8,600        127,968
 Hancock Holding Co.....................     1,650         76,073
 *Handleman Co..........................    20,300        228,375
 *Hanger Orthopedic Group, Inc..........    12,600        163,800
 *Hanmi Financial Corp..................     4,100         71,545
 *Hanover Compressor Co.................    27,700        317,996
 Harbor Florida Bancshares, Inc.........    22,100        477,581
 Hardinge, Inc..........................     1,400          9,590
 Harland (John H.) Co...................    30,800        648,956
 Harleysville Group, Inc................    14,400        375,624
 Harleysville National Corp.............     3,412         84,157
 Harman International Industries, Inc...    14,400        898,560
 *Harmonic Lightwaves, Inc..............    13,300         41,961
 *Harris Interactive, Inc...............    42,900        145,216
 Harsco Corp............................    13,900        429,649
 *Hartmarx Corp.........................     5,800         15,776
 *Harvard Bioscience, Inc...............    27,000         93,825
 *Harvest Natural Resources, Inc........    16,500        121,770
 *Hastings Entertainment, Inc...........     6,300         27,688
 *Hauppauge Digital, Inc................     3,300          3,976
 *Hauser, Inc...........................       500            167
 Hawaiian Electric Industries, Inc......     6,600        283,866
 *Hawaiian Holdings, Inc................     1,300          2,665
 *Hawk Corp.............................     3,500          6,545
 Hawkins, Inc...........................     3,200         27,520
 *Hawthorne Financial Corp..............     4,300        123,689
 *#Hayes Lemmerz International, Inc.....     6,300          1,921
 HCC Insurance Holdings, Inc............    12,300        286,836
 *Headwaters, Inc.......................    12,400        198,834
 *Health Management Systems, Inc........    15,200         55,404
 *Healthcare Services Group, Inc........     4,600         56,649
 *HealthExtras, Inc.....................    21,100         91,468
 *Heartland Express, Inc................    25,033        547,847
 *Hecla Mining Co.......................    18,000         67,860
 *Hector Communications Corp............     1,700         19,210
 *HEI, Inc..............................     2,900          8,772
 Heico Corp.............................     5,900         70,800
 Heico Corp. Class A....................       681          6,395
 *Heidrick & Struggles International,
   Inc..................................    15,200        241,604
 Helix Technology Corp..................    13,700        194,266
 *#Hemispherx Biopharma, Inc............     5,500         11,825
                                           SHARES       VALUE+
                                           ------       ------
 *Hercules, Inc.........................    54,200   $    510,564
 *Heritage Commerce Corp................     4,700         40,396
 Heritage Financial Corp................     1,100         18,843
 *Herley Industries, Inc................     8,700        130,543
 *Hexcel Corp...........................    17,100         41,895
 HF Financial Corp......................       700          9,691
 *Hi-Shear Technology Corp..............     2,200          5,148
 *Hi-Tech Pharmacal, Inc................     2,300         45,298
 *Hibbett Sporting Goods, Inc...........     5,850        146,572
 Hickory Tech Corp......................     4,800         48,024
 Hilb Rogal Hamilton Co.................    13,200        500,280
 *Hines Horticulture, Inc...............     7,200         21,384
 HMN Financial, Inc.....................     3,600         60,588
 *Hoenig Group Escrow...................     3,200            736
 *Holiday RV Superstores, Inc...........        10             25
 Hollinger International, Inc.
   Class A..............................     6,900         67,551
 *Hollis-Eden Pharmaceuticals, Inc......     8,100         35,073
 Holly Corp.............................    10,000        218,600
 *Hollywood Casino Corp. Class A........    12,500        154,250
 *Hollywood Entertainment Corp..........    24,600        464,448
 *Hollywood Media Corp..................    15,900         16,536
 *Hologic, Inc..........................    11,800        162,663
 Home Federal Bancorp...................       900         21,694
 *Home Products International, Inc......       600          2,508
 *Hometown Auto Retailers, Inc.
   Class A..............................       300            226
 Hooper Holmes, Inc.....................    34,500        196,650
 *Hoover's, Inc.........................     8,700         48,502
 HopFed Bancorp, Inc....................       500          6,477
 Horace Mann Educators Corp.............    20,300        324,191
 Horizon Financial Corp.................     3,737         45,666
 *Horizon Health Corp...................     1,900         28,557
 *Horizon Offshore, Inc.................    27,700        159,967
 *Horizon Organic Holding Corp..........     5,900         99,887
 Horton (D.R.), Inc.....................     2,310         44,144
 *Hot Topic, Inc........................    15,150        366,554
 *Houston Exploration Co................    16,000        500,800
 *Hovnanian Enterprises, Inc. Class A..     13,045        435,703
 *HPSC, Inc.............................     1,500         11,850
 *HTE, Inc..............................     7,700         39,886
 *Hub Group, Inc. Class A...............     3,000         18,360
 Hudson River Bancorp, Inc..............     8,600        228,158
 *Hudson Technologies, Inc..............     1,300          1,742
 Hudson United Bancorp..................    14,300        429,143
 *Huffy Corp............................    13,000         92,300
 Hughes Supply, Inc.....................    11,800        371,700
 Humboldt Bancorp.......................     5,300         62,142
 *Hunt (J.B.) Transport Services,
   Inc..................................    20,700        570,285
 *Hurco Companies, Inc..................     1,200          2,112
 *Hutchinson Technology, Inc............    14,900        404,162
 *Huttig Building Products, Inc.........     4,000         13,000
 *Hycor Biomedical, Inc.................     5,000         10,700
 *Hydril Co.............................     4,200         97,146
 *Hypercom Corp.........................    36,700         95,420
 *HyperFeed Technologies, Inc...........     2,200            847
 *Hyperion Solutions Corp...............    19,900        555,906
 *#Hyseq, Inc...........................     1,300          1,319
 *I-many, Inc...........................     5,900         17,110
 *I-Stat Corp...........................     2,900         13,847
 Iberiabank Corp........................     1,300         49,692
 *Ibis Technology Corp..................     4,300         25,585
 ICN Pharmaceuticals, Inc...............    13,700        160,975

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *ICOS Corp.............................     1,000   $     31,730
 *ICT Group, Inc........................     6,200        105,679
 *ICU Medical, Inc......................     7,750        301,436
 *Identix, Inc..........................    42,507        290,110
 Idex Corp..............................     8,000        271,600
 *IDEXX Laboratories, Inc...............    21,500        672,197
 *IDT Corp..............................    15,600        290,940
 *IDT Corp. Class B.....................    13,100        232,787
 *IDX Systems Corp......................    19,100        328,520
 *IEC Electronics Corp..................       900            175
 *iGate Capital Corp....................    31,400        107,388
 *IGEN, Inc.............................     9,700        362,683
 *IHOP Corp.............................    11,400        274,170
 *II-VI, Inc............................     9,000        144,585
 Ikon Office Solutions, Inc.............    34,400        262,128
 *ILEX Oncology, Inc....................    20,680        224,895
 *Illumina, Inc.........................    36,100        170,753
 *Image Entertainment, Inc..............     6,900         10,971
 *ImageWare Systems, Inc................     3,800         15,200
 *iManage, Inc..........................    20,700         58,684
 *Imation Corp..........................    18,800        773,808
 IMC Global, Inc........................    17,200        224,460
 *IMCO Recycling, Inc...................    16,300        125,999
 *Immersion Corp........................     2,900          2,929
 *Immucor, Inc..........................     6,150        141,573
 *Immunogen, Inc........................    24,400         95,892
 Immunomedics, Inc......................    37,400        274,703
 *Impath, Inc...........................    13,800        228,597
 *Impax Laboratoroes, Inc...............    10,200         49,572
 *Impco Technologies, Inc...............    13,900         68,110
 *Imperial Credit Industries, Inc.......     3,400             12
 *#Implant Sciences Corp................     2,000          9,000
 *Incyte Genomics, Inc..................    39,000        210,795
 Independence Community Bank Corp.......    17,259        439,242
 Independence Holding Co................       880         17,640
 Independent Bank Corp..................     6,700        171,687
 Independent Bank East..................     4,670        149,393
 *Indus International, Inc..............    18,600         30,690
 *Inet Technologies, Inc................    31,200        155,064
 *Infinium Software, Inc................     1,700         11,806
 *Infocrossing, Inc.....................     2,300         15,375
 *InFocus Corp..........................    13,300        101,080
 *Infogrames, Inc.......................    10,875         30,341
 *Infonet Services Corp.................    41,000         97,990
 *Informatica Corp......................    35,200        243,408
 *Information Holdings, Inc.............    12,500        195,125
 *Information Resources, Inc............    17,500         56,787
 *Inforte Corp..........................    13,300         97,090
 *infoUSA, Inc..........................    31,700        150,258
 *Ingenuus Corp.........................     8,600             21
 Ingles Market, Inc. Class A............     4,200         48,846
 *Inhale Therapeutic Systems, Inc.......    30,800        281,974
 *#Inkine Pharmaceutical Co., Inc.......    16,800         40,740
 *Innotrac Corp.........................     5,600         13,692
 *#Innovative Gaming Corp...............        80             14
 *Innovative Solutions & Support, Inc...    13,200         98,670
 *Innovex, Inc..........................     6,700         22,679
 *Input/Output, Inc.....................    52,500        275,625
 *Insight Communications Co., Inc.......    27,900        387,949
 *Insight Enterprises, Inc..............    22,500        226,012
 *Insignia Financial Group, Inc.........    16,600        125,330
                                           SHARES       VALUE+
                                           ------       ------
 *Insituform Technologies, Inc.
   Class A..............................    14,900   $    282,951
 *Insmed, Inc...........................     8,500          5,525
 *Inspire Pharmaceuticals, Inc..........    14,300        118,404
 *Insurance Auto Auctions, Inc..........    10,500        164,902
 *InsWeb Corp...........................     1,066          1,567
 Integra Bank Corp......................     9,760        174,558
 *Integra Lifesciences Corp.............    15,100        267,043
 *Integral Systems, Inc.................     4,700         95,410
 *Integral Vision, Inc..................     1,800            234
 *IntegraMed America, Inc...............     1,300          8,014
 *Integrated Circuit Systems, Inc.......    22,400        521,136
 *Integrated Electrical Services,
   Inc..................................    25,200         98,280
 *Integrated Information Systems, Inc...       600            249
 *Integrated Silicon Solution, Inc......    11,100         64,713
 *Integrated Telecom Express, Inc.......       100            153
 *Integrity Media, Inc..................     1,400          7,252
 *#Intelli-Check, Inc...................     4,100         31,980
 *Intelligent Systems Corp..............     1,100          1,980
 Inter Parfums, Inc.....................     6,650         50,473
 *Interactive Data Corp.................    45,600        711,816
 *Interactive Intelligence, Inc.........     9,700         31,816
 *InterCept Group, Inc..................    11,300        195,377
 Interchange Financial Services Corp....       900         14,706
 *InterDent, Inc........................       216             31
 *Interdigital Communications Corp......    29,700        542,916
 *Interep National Radio Sales, Inc.....     1,400          3,605
 Interface, Inc. Class A................    23,300         97,044
 *Intergraph Corp.......................    30,500        558,302
 *Interland, Inc........................    76,000        148,200
 *Interlink Electronics, Inc............     5,850         25,711
 *Interlott Technologies, Inc...........     1,200          7,020
 *Intermagnetics General Corp...........    10,452        225,868
 Intermet Corp..........................    12,400         58,590
 *#InterMune, Inc.......................     4,300        131,279
 *International Aircraft Investors......     1,000          1,195
 *International Microcomputer Software,
   Inc..................................       300            208
 *International Multifoods Corp.........    10,700        213,786
 *International Remote Imaging Systems,
   Inc..................................     4,500         11,160
 *International Shipholding Corp........     1,200          7,044
 *International Speciality Products,
   Inc..................................    36,000        365,400
 *International Total Services, Inc.....       300              0
 *Internet Commerce and Communications,
   Inc..................................     1,700              6
 *Internet Commerce Corp................     1,100          1,875
 *Internet Pictures Corp................     4,300          5,676
 *Internet Security Systems, Inc........    18,500        463,610
 *Interphase Corp.......................     3,800         15,162
 Interpool, Inc.........................     6,900        116,403
 *Interpore International, Inc..........    19,300        125,257
 *Intersil Corp.........................    15,128        260,731
 Interstate Bakeries Corp...............    17,200        396,460
 *Interstate National Dealers Services,
   Inc..................................     1,200          6,828
 Inter-Tel, Inc.........................    12,400        310,434
 *Intertrust Technologies Corp..........    28,200        118,863
 *Intervoice, Inc.......................       500          1,057
 *Interwoven, Inc.......................    28,400         80,940
 *Intest Corp...........................     4,400         16,830
 *Intevac, Inc..........................     4,400         16,016
 *Intrado, Inc..........................     6,500         79,072

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Intraware, Inc........................     5,400   $      6,426
 *Introgen Therapeutics, Inc............    10,900         25,669
 *Intrusion, Inc........................     6,400          2,880
 Invacare Corp..........................    14,300        468,325
 *Inverness Medical Innovations, inc....     2,775         42,578
 *#Investment Technology Group, Inc.....     2,400         70,728
 *#INVESTools, Inc......................     1,499            337
 *#Invision Technologies, Inc...........     8,900        257,343
 *Invitrogen Corp.......................     1,562         43,642
 *Invivo Corp...........................     1,500         20,175
 *Iomega Corp...........................    29,320        250,686
 *Ionics, Inc...........................    11,300        254,250
 *IPI, Inc..............................     1,900          5,244
 *Iridex Corp...........................     2,900          9,468
 #Irwin Financial Corp..................    13,200        214,368
 Isco, Inc..............................     1,100          8,882
 *#Isis Pharmaceuticals, Inc............    17,600        152,328
 *Isle of Capri Casinos, Inc............    18,600        229,431
 *ITC Learning Corp.....................       300              2
 *ITLA Capital Corp.....................     2,300         79,568
 *Itron, Inc............................     7,500        190,162
 *ITT Educational Services, Inc.........    24,300        563,760
 *ITXC Corp.............................    33,200         95,948
 *Ixia..................................    49,600        204,104
 *IXYS Corp.............................     8,312         59,722
 *J & J Snack Foods Corp................     5,500        183,535
 *J Net Enterprises, Inc................     2,900          1,856
 *J. Alexander's Corp...................       200            636
 *J. D. Edwards & Co....................    35,900        506,728
 *J. Jill Group, Inc....................    11,250        261,844
 J. M. Smucker Co.......................     7,182        281,032
 *#j2 Global Communication, Inc.........       750         16,633
 *Jack in the Box, Inc..................    22,800        458,736
 Jacksonville Bancorp, Inc..............       100          2,779
 *Jaco Electronics, Inc.................     1,650          5,742
 *Jakks Pacific, Inc....................    18,100        277,925
 *Jarden Corp...........................     4,000         90,000
 *JDA Software Group, Inc...............    17,300        203,275
 Jefferies Group, Inc...................    12,300        547,350
 JLG Industries, Inc....................    35,700        333,795
 *JLM Industries, Inc...................     1,600          1,912
 *JMAR Industries, Inc..................     7,000          8,610
 *JNI Corp..............................    15,000         48,300
 John Nuveen C..........................     2,900         74,298
 *Johnson Outdoors, Inc.................     2,900         28,203
 *Jones Lang LaSalle, Inc...............    10,600        170,978
 *Jos. A. Bank Clothiers, Inc...........     4,100        103,689
 *Journal Register Co...................    39,000        739,050
 *Joy Global, Inc.......................    22,600        269,392
 *JPS Industries, Inc...................     5,200         19,266
 *Jupitermedia Corp.....................     1,600          3,480
 K Swiss, Inc. Class A..................     9,000        227,835
 *K-Tron International, Inc.............       600          8,175
 *K-V Pharmaceutical Co. Class A........     9,300        218,271
 *K-V Pharmaceutical Co. Class B........     4,750        113,525
 *K2, Inc...............................    15,300        161,262
 *Kadant, Inc...........................    11,392        172,019
 *Kaiser Aluminum Corp..................     8,100            620
 Kaman Corp. Class A....................    11,500        123,050
 Kaneb Services LLC.....................     5,200        101,400
 *Kansas City Southern Industries,
   Inc..................................    31,700        404,175
 *Katy Industries, Inc..................       400          1,332
                                           SHARES       VALUE+
                                           ------       ------
 Kaydon Corp............................    15,000   $    316,050
 KB Home Corp...........................    10,600        473,714
 *#KCS Energy, Inc......................    28,000         40,040
 *Keane, Inc............................    41,124        378,341
 *Keith Companies, Inc..................     4,500         54,518
 Keithley Instruments, Inc..............     5,800         73,834
 Kellwood Co............................    11,713        333,469
 Kelly Services, Inc....................    14,300        354,497
 #Kelly Services, Inc...................       200          5,061
 *Kendle International, Inc.............    15,900        144,372
 Kennametal, Inc........................    12,100        422,532
 *Kennedy-Wilson, Inc...................     2,800          9,716
 *Kensey Nash Corp......................     5,200         97,578
 Kentucky First Bancorp, Inc............       200          3,210
 *#Keravision, Inc......................     3,700              6
 Kewaunee Scientific Corp...............       300          3,119
 *Key Energy Group, Inc.................    60,000        540,000
 *Key Technology, Inc...................       900          4,838
 *Key Tronic Corp.......................       900          1,184
 *Key3Media Group, Inc..................     7,400            137
 *Keynote Systems, Inc..................    11,900         98,235
 *Keystone Automotive Industries, Inc...     9,800        153,713
 *kforce.com, Inc.......................    27,903        110,775
 *KFX, Inc..............................    16,400         37,720
 Kimball International, Inc. Class B....    13,500        199,058
 *Kindred Healthcare, Inc...............    14,800        246,568
 *Kirby Corp............................    14,300        361,790
 Klamath First Bancorp, Inc.............     2,300         34,857
 Knape & Vogt Manufacturing Co..........       400          3,948
 *Knight Trading Group, Inc.............    72,200        454,860
 *Knight Transportation, Inc............    18,425        366,013
 *Koala Corp............................     1,800            522
 *Kontron Mobile Computing, Inc.........     1,800            693
 *Kopin Corp............................    34,500        182,333
 *Korn/Ferry International..............    26,900        260,123
 *#Kos Pharmaceuticals, Inc.............    10,000        206,950
 *Kosan Biosciences, Inc................    15,200         99,560
 Koss Corp..............................     1,000         17,550
 *#Krauses Furniture, Inc...............     4,000              2
 *Kroll, Inc............................    15,314        287,214
 *Kronos, Inc...........................     9,225        419,599
 *KVH Industries, Inc...................     5,000         43,550
 *La Jolla Pharmceutical Co.............    20,600        144,097
 La-Z-Boy, Inc..........................    20,116        505,917
 *LaBarge, Inc..........................    14,900         48,425
 *LabOne, Inc...........................     6,300        114,282
 *Labor Ready, Inc......................    24,300        173,259
 *Labranche & Co., Inc..................     3,700        112,295
 Laclede Group, Inc.....................     3,100         74,090
 *LaCrosse Footwear, Inc................     2,500          6,863
 *Ladish Co., Inc.......................     8,800         63,228
 Lakeland Bancorp, Inc..................     3,885         76,884
 *Lakeland Industries, Inc..............       660          4,881
 *Lakes Entertainment, Inc..............     4,300         25,112
 *Lamson & Sessions Co..................    13,900         43,507
 Lancaster Colony Corp..................     9,000        325,980
 Lance, Inc.............................    15,600        182,910
 *Lancer Corp...........................     2,700         21,870
 *Landair Corp..........................     3,000         37,335
 Landamerica Financial Group, Inc.......     7,600        272,840
 Landauer, Inc..........................     2,600         95,030
 *Landec Corp...........................     7,800         13,845

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Landmark Bancorp, Inc..................       105   $      2,489
 Landry's Seafood Restaurants, Inc......    11,500        247,020
 *Landstar Systems, Inc.................    14,926        781,824
 *Large Scale Biology Corp..............    12,600         14,616
 *Laser Pacific Media Corp..............     3,500          6,248
 *Laserscope............................     7,300         32,157
 *Latitude Communications, Inc..........       200            302
 *Lattice Semiconductor Corp............    38,300        383,958
 Lawson Products, Inc...................     2,500         76,388
 *Lawson Software, Inc..................     5,200         25,714
 *Layne Christensen Co..................     4,700         39,833
 *Lazare Kaplan International, Inc......       200          1,059
 *LCC International, Inc. Class A.......     1,100          2,277
 *Learning Tree International, Inc......    10,600        173,522
 *Leather Factory, Inc..................     4,500         15,750
 *Lecroy Corp...........................    11,500        126,845
 Leeds Federal Bancshares, Inc..........       400         12,720
 *Legato Systems, Inc...................    29,102        157,587
 *Leisure Time Casinos & Resorts, Inc...       900             25
 *#LendingTree, Inc.....................     9,500        126,160
 Lennox International, Inc..............    60,200        854,840
 *Lesco, Inc............................     3,300         45,623
 *#Level 8 Systems, Inc.................       700            336
 *Lexar Media, Inc......................    25,200        185,094
 *Lexent, Inc...........................    17,600         19,184
 *Lexicon Genetics, Inc.................    40,800        165,444
 Libbey, Inc............................     4,600        118,404
 Liberty Bancorp, Inc...................       700         18,477
 Liberty Corp...........................     6,600        263,934
 Liberty Homes, Inc. Class B............       100            615
 *Lifecell Corp.........................    10,300         33,218
 *Lifecore Biomedical, Inc..............    10,900         90,579
 *Lifeline Systems, Inc.................       900         18,599
 *#LifePoint, Inc.......................     6,100         12,810
 Lifetime Hoan Corp.....................     1,200          5,940
 *Lifeway Foods, Inc....................       200          1,434
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................     2,300         11,765
 *Lightbridge, Inc......................    24,116        169,897
 Lillian Vernon Corp....................     7,000         31,150
 Lincoln Electric Holdings..............    14,800        374,144
 Lindsay Manufacturer Co................     5,100        128,571
 *Linens 'n Things, Inc.................    21,800        542,166
 *Lionbridge Technologies, Inc..........     9,600         25,200
 *Liquid Audio, Inc.....................     7,000         18,445
 *Lithia Motors, Inc. Class A...........     5,100         81,957
 *Littlefuse, Inc.......................    13,300        257,156
 *LLX Resorts, Inc......................       400          2,700
 *LMI Aerospace, Inc....................     2,100          4,295
 LNR Property Corp......................    12,100        440,440
 *Lodgenet Entertainment Corp...........     1,100         11,682
 *Lodgian, Inc..........................    10,800            702
 *LogicVision, Inc......................     9,500         22,373
 *Logility, Inc.........................     1,700          4,845
 *Lojack Corp...........................     7,600         32,300
 Lone Star Steakhouse & Saloon, Inc.....    11,200        212,072
 *Lone Star Technologies, Inc...........    20,700        319,815
 Longs Drug Stores Corp.................    13,200        267,300
 Longview Fibre Co......................    32,700        253,752
 *Louisiana-Pacific Corp................    55,400        496,384
 *Lowrance Electronics, Inc.............       600          2,634
 LSB Corp...............................     1,100         13,349
 LSI Industries, Inc....................     8,500         89,845
                                           SHARES       VALUE+
                                           ------       ------
 *LSI Logic Corp........................     5,767   $     47,808
 *LTX Corp..............................    26,800        246,828
 *Luby's, Inc...........................    27,900        115,785
 Lufkin Industries, Inc.................     4,300        111,650
 *Luminex Corp..........................     1,700          8,441
 *Lydall, Inc...........................    11,400        124,260
 *Lynch Corp............................       100            725
 *Lynch Interactive Corp................     1,200         33,300
 *M & F Worldwide Corp..................     8,200         45,059
 *M.H. Meyerson & Co., Inc..............     2,600          1,196
 M/I Schottenstein Homes, Inc...........     8,000        233,600
 MacDermid, Inc.........................    19,000        425,790
 *Mac-Gray Corp.........................     5,200         17,472
 *Mackie Designs, Inc...................     1,100          1,524
 *Macromedia, Inc.......................    31,540        388,257
 *Macrovision Corp......................    22,000        411,180
 *Madden (Steven), Ltd..................     8,200        145,509
 *Made2Manage Systems, Inc..............       700          2,272
 MAF Bancorp, Inc.......................    25,416        872,531
 *Magma Design Automation, Inc..........     4,800         55,560
 *#Magna Entertainment Corp.............    13,200         85,734
 #Magna International, Inc..............       504         28,138
 *Magnetek, Inc.........................    18,800        109,228
 *Magnum Hunter Resources, Inc..........    30,200        173,650
 *Mail-Well, Inc........................    24,200         50,820
 *Main Street & Main, Inc...............     7,700         16,363
 *Mallon Resources Corp.................       200            225
 *Management Network Group, Inc.........     8,300         15,812
 *Manchester Technologies, Inc..........       900          1,854
 *Mandalay Resort Group.................     3,700        102,379
 *Manhattan Associates, Inc.............    10,400        312,260
 Manitowoc Co., Inc.....................    12,300        329,640
 *Mannatech, Inc........................    10,200         15,708
 *Manning (Greg) Auctions, Inc..........     4,900          6,934
 *Manufacturers' Services Ltd...........    30,100        153,209
 *Manugistic Group, Inc.................    16,000         63,360
 *Mapics, Inc...........................    10,000         72,150
 *Mapinfo Corp..........................    16,975        119,249
 Marcus Corp............................     4,400         61,600
 *Marimba, Inc..........................     8,200         13,284
 Marine Products Corp...................     4,460         49,060
 *MarineMax, Inc........................    13,900        173,750
 Maritrans, Inc.........................     1,700         20,570
 *MarketWatch.com, Inc..................    16,300         81,582
 *MarkWest Hydrocarbon, Inc.............     2,400         14,232
 Marsh Supermarkets, Inc. Class A.......       600          7,338
 Marsh Supermarkets, Inc. Class B.......       400          4,810
 *#Martek Biosciences Corp..............    17,600        407,088
 *Martha Stewart Living Omnimedia,
   Ltd..................................    11,200        119,392
 *#Marvel Enterprises, Inc..............    10,400         93,600
 *Mascotech, Inc........................    14,300              0
 Massbank Corp..........................       900         27,779
 Massey Energy Co.......................    15,200        134,520
 *Mastec, Inc...........................    20,708         83,039
 *Material Sciences Corp................     8,900        124,600
 *Matria Healthcare, Inc................    11,400        112,233
 *Matritech, Inc........................    19,400         38,897
 *Matrix Bancorp, Inc...................     2,700         26,109
 *Matrix Service Co.....................     9,800         90,993
 *MatrixOne, Inc........................    46,900        249,508
 *Matrixx Initiatives, Inc..............     5,100         45,824

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Matthews International Corp. Class A..     13,400   $    305,989
 *Mattson Technology, Inc...............    10,100         35,906
 *Maui Land & Pineapple Company, Inc....     5,800         94,250
 *Maverick Tube Corp....................    20,400        261,732
 *Max & Ermas Restaurants, Inc..........       500          8,135
 *Maxco, Inc............................       300          1,991
 *Maxcor Financial Group, Inc...........     9,200         56,810
 *Maxicare Health Plans, Inc............       240              1
 *Maxim Pharmaceuticals, Inc............    12,000         43,320
 *Maximus, Inc..........................    13,600        380,120
 *Maxtor Corp...........................    83,269        451,318
 *Maxwell Shoe Company, Inc.............    12,350        137,579
 *Maxwell Technologies, Inc.............     8,400         62,664
 *Maxxam, Inc...........................     3,900         35,880
 *Maxygen, Inc..........................    29,300        234,400
 MB Financial, Inc......................     6,800        238,850
 *McDATA Corp...........................    18,500        161,043
 McGrath Rent Corp......................     3,100         72,726
 *#McMoran Exploration Co...............     3,500         12,425
 McRae Industries, Inc. Class A.........       300          2,775
 *MCSI, Inc.............................    12,900         74,304
 MDC Holdings, Inc......................    13,156        469,669
 *Meade Instruments Corp................    20,500         68,163
 *Meadowbrook Insurance Group, Inc......     1,700          3,281
 *#Measurement Specialties, Inc.........     4,400          9,900
 *Medarex, Inc..........................    13,500         67,433
 *#Med-Design Corp......................     5,800         41,209
 *#Media Arts Group, Inc................     8,600         30,100
 Media General, Inc. Class A............    10,100        592,163
 *#Mediacom Communications Corp.........    19,000        179,360
 *Medical Action Industries, Inc........    12,500        133,625
 *Medicis Pharmaceutical Corp.
   Class A..............................     1,500         69,375
 *Medquist, Inc.........................    20,700        408,929
 *Medstone International, Inc...........     1,900          5,596
 *MEDTOX Scientific, Inc................     2,156         18,003
 *Mego Finanacial Corp..................     1,500          1,950
 *Memberworks, Inc......................     7,600        144,210
 *MEMC Electronic Materials, Inc........    26,400        240,768
 *Mens Warehouse, Inc...................    24,301        462,205
 Mentor Corp............................    11,700        506,961
 *Mentor Graphics Corp..................    25,100        303,208
 *Mercantile Bank Corp..................     2,100         43,061
 Merchants Bancshares, Inc..............     9,150        216,443
 Merchants Group, Inc...................     1,400         30,800
 *Mercury Air Group, Inc................     3,400         10,234
 *Mercury Computer Systems, Inc.........     8,700        271,658
 Meridian Bioscience, Inc...............     5,400         37,530
 *Meridian Medical Technology, Inc......     2,200         97,185
 *Merit Medical Systems, Inc............     7,494        139,876
 *Meritage Hospitality Group, Inc.......     1,000          5,050
 *Merix Corp............................    12,550        139,556
 *Merrimac Industries, Inc..............       500          2,600
 *Mesa Air Group, Inc...................    19,200        114,336
 *Mesa Labs, Inc........................     5,300         34,159
 *Mesaba Holdings, Inc..................    25,300        159,011
 *Mestek, Inc...........................     3,700         66,970
 *Meta Group, Inc.......................     5,500         11,963
 *MetaSolv Software, Inc................    29,800         66,156
 Methode Electronics, Inc. Class A......    23,300        232,767
 Met-Pro Corp...........................     1,600         22,960
                                           SHARES       VALUE+
                                           ------       ------
 #Metris Companies, Inc.................    20,500   $     88,765
 *Metro One Telecommunications, Inc.....    10,950         67,507
 MetroCorp. Bancshares, Inc.............     1,400         16,639
 *Metrologic Instruments, Inc...........     3,900         29,016
 *Metromedia International Group, Inc...     3,900            390
 *Metropolitan Financial Corp...........     1,700          7,939
 *Mexican Restaurants, Inc..............       500          1,705
 MFB Corp...............................       200          4,375
 *MFRI, Inc.............................       300            527
 MGE Energy, Inc........................     5,400        146,502
 *MGI Pharma, Inc.......................     9,500         71,155
 *Michael Anthony Jewelers, Inc.........     2,700          4,739
 *Michaels Stores, Inc..................    20,600        775,590
 *Micro Component Technology, Inc.......     5,400          2,268
 *Micro Linear Corp.....................    12,900         49,343
 MicroFinancial, Inc....................     3,700          5,957
 *Micros Systems, Inc...................    10,800        264,708
 *Micros to Mainframes, Inc.............     1,200            924
 *Microsemi Corp........................    21,400        136,318
 *Microtek Medical Holdings, Inc........    29,800         65,113
 *Micro-Therapeutics, Inc...............    21,300         56,871
 *Microtune, Inc........................     9,800         40,474
 *Mid Atlantic Medical Services, Inc....    26,100        809,100
 Mid Penn Bancorp, Inc..................       200          4,325
 *Midas, Inc............................    16,000        128,000
 *Middleby Corp.........................     4,200         43,680
 Middlesex Water Co.....................     1,500         33,435
 Midland Co.............................     4,000         78,680
 Mid-State Bancshares...................    13,000        226,590
 *Midway Games, Inc.....................    33,000        238,260
 Midwest Banc Holdings, Inc.............     1,650         30,104
 *Midwest Express Holdings, Inc.........    19,300        130,275
 MIIX Group, Inc........................     1,100          2,145
 *Mikohn Gaming Corp....................     6,000         18,480
 Milacron, Inc..........................    31,600        211,088
 *#Millennium Cell, Inc.................    20,700         54,027
 Millennium Chemicals, Inc..............    22,600        246,340
 *Millennium Pharmaceuticals, Inc.......     1,992         19,960
 *Miller Industries, Inc................     8,500         28,985
 *Millerbuilding Systems Escrow Shares..       500            150
 *MIM Corp..............................    15,700        118,928
 Minerals Technologies, Inc.............    10,600        457,390
 Minuteman International, Inc...........       200          1,842
 *Misonix, Inc..........................     2,700         11,610
 *Mission Resources Corp................     9,900          4,307
 *Mississippi Chemical Corp.............     6,800          3,604
 Missouri Bancorp, Inc..................       200          4,338
 *Mitcham Industries, Inc...............     4,200          5,145
 *Mity-Lite, Inc........................     2,400         27,264
 *MKS Instruments, Inc..................    19,418        370,204
 *MKTG Services, Inc....................       616            160
 *Mobile Mini, Inc......................    12,200        181,780
 *Mobius Management Systems, Inc........     9,100         19,201
 Mocon, Inc.............................     1,600         11,280
 *Modem Media, Inc......................     7,300         18,104
 Modine Manufacturing Co................    14,100        270,086
 *Modtech Holdings, Inc.................    12,300        117,711
 *#Mohawk Industries, Inc...............       374         23,042
 *Moldflow Corp.........................    12,400         91,512
 *Molecular Devices Corp................     9,700        184,979
 *Monaco Coach Corp.....................    17,650        297,579
 *Monarch Casino and Resort, Inc........     2,500         33,675

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Mondavi (Robert) Corp. Class A........     5,100   $    178,296
 *Monro Muffler Brake, Inc..............     3,500         62,913
 *Monterey Bay Bancorp, Inc.............       600         11,973
 *Monterey Pasta Co.....................     6,700         46,599
 Mony Group, Inc........................       354          8,358
 *Moog, Inc. Class A....................     7,500        219,675
 *Moog, Inc. Class B....................       200          6,500
 *Moore Medical Corp....................       500          3,900
 *Morgan Group Holding Co...............     1,200             96
 *Mossimo, Inc..........................     2,300         15,962
 *Mother's Work, Inc....................       200          7,677
 *Motor Car Parts & Accessories, Inc....       200            560
 Movado Group, Inc......................     4,800         85,440
 *Movie Gallery, Inc....................    15,600        270,972
 *MPS Group, Inc........................    59,800        358,800
 *MRO Software, Inc.....................    28,100        332,283
 *MRV Communications, Inc...............     4,700          8,296
 *MSC Industrial Direct Co., Inc.
   Class A..............................    14,300        253,539
 *MSC Software Corp.....................    25,300        185,702
 *MTR Gaming Group, Inc.................    13,400        134,670
 MTS Systems Corp.......................    11,100        132,645
 *Mueller Industries, Inc...............    18,100        525,443
 *Multex.com, Inc.......................    22,900         84,845
 *Multi Color Corp......................     2,050         33,579
 *Multilink Technology Corp.............        30            102
 *#Multimedia Games, Inc................     5,700        142,985
 Myers Industries, Inc..................    16,155        180,936
 *Myriad Genetics, Inc..................     1,200         22,812
 Mystic Financial, Inc..................       200          3,657
 *Nabi Biopharmaceuticals...............    32,400        235,062
 Nacco Industries, Inc. Class A.........     2,800        137,480
 *Nanogen, Inc..........................     8,900         18,468
 *Nanometrics, Inc......................       700          4,043
 *Nanophase Technologies Corp...........     5,800         22,591
 *Napco Security Systems, Inc...........     1,400         13,755
 *Napro Biotherapeutics, Inc............     4,600          7,774
 Nara Bancorp, Inc......................     2,500         54,188
 Nash Finch Co..........................     7,600         64,600
 *Nashua Corp...........................     1,400         12,796
 *Nastech Pharmaceutical Co., Inc.......     4,000         40,600
 *NATCO Group, Inc. Class A.............     4,700         28,811
 *Nathans Famous, Inc...................     3,100         11,129
 *National Beverage Corp................     3,900         60,060
 *National Dentex Corp..................     2,600         50,050
 *National Equipment Services, Inc......     3,000            600
 *National Healthcare Corp..............       300          6,330
 *National Home Health Care Corp........     3,097         25,241
 *National Medical Health Card Systems,
   Inc..................................     4,400         38,170
 *National Oilwell, Inc.................     6,569        142,876
 National Penn Bancshares, Inc..........     5,731        155,138
 National Presto Industries, Inc........     2,200         69,652
 *National Processing, Inc..............    13,000        189,800
 *National Research Corp................     2,900         22,287
 *National RV Holdings, Inc.............    10,500         69,510
 National Security Group, Inc...........     1,000         13,935
 National Service Industries, Inc.......     3,175         24,702
 *National Steel Corp. Class B..........       500             51
 *National Technical Systems, Inc.......       900          2,106
 *National Western Life Insurance Co.
   Class A..............................     1,700        150,051
                                           SHARES       VALUE+
                                           ------       ------
 *Natrol, Inc...........................     5,100   $      7,344
 *Natural Wonders, Inc..................       400              0
 Natures Sunshine Products, Inc.........     8,300         87,399
 *Nautica Enterprises, Inc..............    28,100        314,720
 *#Nautilus Group, Inc..................    13,400        212,256
 *Navigant Consulting, Inc..............    28,500        153,330
 *Navigant International, Inc...........    12,700        152,845
 *Navigators Group, Inc.................     4,000        103,160
 NBT Bancorp............................    11,600        209,960
 *NBTY, Inc.............................    40,000        730,000
 *NCI Building Systems, Inc.............    14,300        274,560
 *NCO Group, Inc........................    13,500        220,253
 *NCO Portfolio Management, Inc.........        60            360
 *NCS Healthcare, Inc...................     1,600          3,016
 NDChealth Corp.........................    15,300        281,367
 *Neff Corp. Class A....................     4,800          1,104
 *Neiman Marcus Group, Inc..............     6,400        199,872
 *Nelson (Thomas), Inc..................     5,000         41,000
 *#Neoforma, Inc........................     6,400         65,312
 *Neogen Corp...........................     2,800         36,246
 *NeoMagic Corp.........................    11,900         15,768
 *NEON Systems, Inc.....................     5,800         15,109
 *Neopharm, Inc.........................    11,610        170,028
 *Neorx Corp............................     1,500          1,043
 *Neose Technologies, Inc...............    16,100        221,617
 *Net2Phone, Inc........................    16,100         62,549
 *NetBank, Inc..........................    28,156        274,239
 *Netegrity, Inc........................     6,600         25,179
 *Netguru, Inc..........................     4,000          6,100
 *NetIQ Corp............................    23,300        404,255
 *Netopia, Inc..........................     7,300         14,308
 *NetRatings, Inc.......................    28,100        186,444
 *Netro Corp............................    38,700         99,266
 *Netscout System, Inc..................    32,500        166,075
 *NetSolve, Inc.........................     9,800         61,446
 *Network Associates, Inc...............        45            821
 *Network Equipment Technologies,
   Inc..................................    27,800        122,320
 *Network Plus Corp.....................     7,400             15
 *Neurocrine Biosciences, Inc...........    10,500        483,893
 *Neurogen Corp.........................    16,800         95,340
 *#New Angeion Corp.....................        25             43
 *New Brunswick Scientific Co., Inc.....     3,410         18,056
 *New Century Equity Holdings Corp......    13,700          4,864
 #New Century Financial Corp............     9,800        183,113
 New England Business Services, Inc.....     6,900        153,525
 *New Focus, Inc........................    65,600        240,096
 New Hampshire Thrift BancShares,
   Inc..................................       100          1,942
 *New Horizons Worldwide, Inc...........     3,175         19,891
 #New York Community Bancorp Inc........    41,139      1,152,920
 *Newfield Exploration Co...............       935         33,830
 Newmil Bancorp, Inc....................     1,600         31,120
 *Newpark Resources, Inc................    41,400        192,924
 *Newport Corp..........................    18,300        262,971
 *Newtek Capital, Inc...................     7,200         25,776
 *Nextel Partners, Inc..................    72,200        480,491
 *Niagara Corp..........................       900          1,616
 *NIC, Inc..............................    49,400         88,179
 NL Industries, Inc.....................    17,100        280,440
 *NMS Communications Corp...............     9,700         19,400
 *NMT Medical, Inc......................     5,600         18,760

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 NN, Inc................................     3,000   $     29,985
 *Nobel Learning Communities, Inc.......     3,200         15,952
 *Nobility Homes, Inc...................     1,900         16,435
 Noble International, Ltd...............     2,900         21,402
 Nordson Corp...........................     9,800        267,197
 *Norstan, Inc..........................    10,600         44,997
 *Nortek Holdings, Inc..................     5,200        235,612
 *North American Scientific, Inc........     9,300         80,399
 North Central Bancshares, Inc..........       400         11,674
 North Pittsburgh Systems, Inc..........     5,800         76,386
 Northeast Bancorp......................       200          2,782
 Northeast Pennsylvania Financial
   Corp.................................     1,400         23,765
 *Northern Technologies International
   Corp.................................     5,300         17,225
 *#Northfield Laboratories, Inc.........     6,600         26,763
 *Northland Cranberries, Inc............     1,375          1,430
 Northrim BanCorp, Inc..................     2,630         37,990
 Northway Financial, Inc................       200          5,985
 *Northwest Airlines Corp...............    15,100        127,595
 Northwest Bancorp, Inc.................    10,200        153,867
 Northwest Natural Gas Co...............     4,000        102,400
 *Northwest Pipe Co.....................     3,900         54,620
 #Northwestern Corp.....................    16,600        133,464
 Norwood Financial Corp.................       200          5,900
 *Novadigm, Inc.........................     5,800         13,862
 *Novavax, Inc..........................     7,800         29,562
 *Novell, Inc...........................    91,337        328,813
 *Noven Pharmaceuticals, Inc............     9,600        101,952
 *Novoste Corp..........................    10,300         70,040
 *NPS Pharmaceuticals, Inc..............     7,000        206,605
 *NQL, Inc..............................     6,000              5
 *NS Group, Inc.........................    25,700        173,475
 #NSD Bancorp, Inc......................     1,575         37,257
 *#NTELOS, Inc..........................     2,300          1,185
 *Nu Horizons Electronics Corp..........    20,745        145,630
 *#Nucentrix Broadband Networks, Inc....     2,100          2,321
 *NuCo2, Inc............................     8,600         73,272
 *Nuevo Energy Co.......................    12,200        150,670
 NUI Corp...............................     7,059        106,309
 *Number Nine Visual Technology Corp....       700              7
 *Numerex Corp. Class A.................     4,900         12,201
 *Numerical Technologies, Inc...........    15,900         71,868
 NuSkin Enterprises, Inc................    14,900        172,095
 *Nutraceutical International Corp......     9,400         88,595
 *Nx Networks, Inc......................     2,100              9
 *NYFIX, Inc............................     6,275         33,101
 *Nymagic, Inc..........................     5,500        110,550
 *O'Charleys, Inc.......................    11,600        254,736
 *O'Reilly Automotive, Inc..............     9,200        255,438
 *O.I. Corp.............................     1,000          3,930
 Oak Hill Financial, Inc................     1,200         24,552
 *Oak Technology, Inc...................     5,100         16,677
 *Oakley, Inc...........................    39,600        536,580
 *OAO Technology Solutions, Inc.........     8,100         13,203
 *Obie Media Corp.......................     1,900          6,004
 *Oceaneering International, Inc........    14,600        350,400
 OceanFirst Financial Corp..............     7,800        172,770
 *Ocular Sciences, Inc..................    13,700        287,563
 *Ocwen Financial Corp..................    48,100        140,933
 *Officemax, Inc........................    67,401        401,710
                                           SHARES       VALUE+
                                           ------       ------
 *Offshore Logistics, Inc...............    14,600   $    316,674
 *Oglebay Norton Co.....................     2,600         19,084
 *Ohio Casualty Corp....................    31,900        409,437
 *Oil States International, Inc.........     9,700        124,548
 Oil-Dri Corp. of America...............       800          6,704
 *Old Dominion Freight Lines, Inc.......     2,500         62,100
 Old National Bancorp...................       849         20,164
 Olin Corp..............................    14,384        217,055
 *Olympic Steel, Inc....................     4,000         15,780
 *Omega Protein Corp....................     8,700         34,626
 *Omni Nutraceuticals, Inc..............     7,800             21
 *OmniVision Technologies, Inc..........    15,600        278,772
 *Omnova Solutions, Inc.................    10,300         42,230
 *On Assignment, Inc....................    23,000        191,130
 *ON Semiconductor Corp.................    54,700        117,605
 *On Technology Corp....................     9,200         28,750
 *One Price Clothing Stores, Inc........       443            463
 Oneida, Ltd............................     9,200        100,280
 Oneok, Inc.............................    21,100        399,634
 *OneSource Information Services, Inc...     6,600         47,916
 *Online Resources Corp.................    13,100         58,164
 *Onyx Acceptance Corp..................       500          1,800
 *Onyx Pharmacueticals, Inc.............    18,500        127,928
 *Onyx Software Corp....................     4,000          8,500
 *OPENT Technologies, Inc...............    13,700        129,397
 *Opinion Research Corp.................     5,400         27,405
 Opti, Inc..............................     7,200         11,952
 *Optical Sensors, Inc..................       300          1,388
 *OpticNet, Inc.........................       950              0
 *Optika Imaging Systems, Inc...........     1,400          1,638
 *Option Care, Inc......................    14,575         87,596
 *OraPharma, Inc........................    14,500        105,995
 *OraSure Technologies, Inc.............     5,600         33,628
 *Orbital Sciences Corp.................    31,600        145,360
 *Oregon Steel Mills, Inc...............    31,200        146,640
 Oregon Trail Financial Corp............       700         14,735
 *Orleans Homebuilders, Inc.............    12,400         96,472
 *Orphan Medical, Inc...................     4,200         44,625
 *Orthodontic Centers of America, Inc...    17,909        231,205
 *Orthologic Corp.......................    15,700         66,804
 Oshkosh B'Gosh, Inc. Class A...........     5,000        137,900
 Oshkosh Truck Corp. Class B............     8,100        502,200
 *#OSI Pharmaceutical, Inc..............    20,900        451,754
 *#OSI Systems, Inc.....................     9,100        157,248
 *Osmonics, Inc.........................     9,700        162,863
 *Osteotech, Inc........................    14,100         80,441
 *Ostex International, Inc..............     5,400         12,339
 Otter Tail Power Co....................     9,400        263,435
 Outlook Group Corp.....................       700          3,962
 *Overland Storage, Inc.................    11,100        148,130
 Overseas Shipholding Group, Inc........    12,000        207,480
 *#Overture Services, Inc...............    26,100        717,750
 Owens & Minor, Inc.....................    16,400        270,600
 *Owens-Illinois, Inc...................    73,200      1,149,240
 *Owosso Corp...........................       700            396
 Oxford Industries, Inc.................     2,300         59,570
 *Oxigene, Inc..........................     3,700          5,402
 *OYO Geospace Corp.....................     2,300         23,633
 *P&F Industries, Inc. Class A..........     1,300          8,795
 *P.F. Chang's China Bistro, Inc........    10,400        367,484
 Pacific Capital Bancorp................    27,733        727,714
 *Pacific Gateway Exchange, Inc.........     5,000             15

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
                                           SHARES       VALUE+
                                           ------       ------
 *Pacific Mercantile Bancorp............     4,200   $     28,581
 Pacific Northwest Bancorp..............     7,500        187,013
 *Pacific Premier Bancorp, Inc..........       420          2,667
 *Pacific Sunwear of California, Inc....    18,100        481,913
 *Pacificare Health Systems, Inc........    18,600        498,201
 *Packaging Dynamics Corp...............     3,440         21,775
 *Packeteer, Inc........................     5,500         44,440
 *Pac-West Telecomm, Inc................     1,900          1,074
 *Pain Therapeutics, Inc................    21,600         79,272
 *Palm Harbor Homes, Inc................    17,631        330,669
 *PAM Transportation Services, Inc......     8,000        160,080
 *Panavision, Inc.......................       700          2,275
 *Panera Bread Co.......................    12,600        465,948
 *Pantry, Inc...........................     4,400         12,386
 *Papa John's International, Inc........    21,500        583,403
 *Par Technology Corp...................       900          6,930
 *Paradyne Networks Corp................    28,300         51,789
 *Paragon Technologies, Inc.............     1,900         15,485
 *Parallel Petroleum Corp...............    10,200         25,500
 *Parametric Technology Corp............    63,600        199,068
 *Parexel International Corp............    18,300        228,933
 Park Electrochemical Corp..............    17,950        387,002
 *Parker Drilling Co....................    55,200        124,200
 *#Parkervision, Inc....................     3,400         39,661
 *Park-Ohio Holdings Corp...............     6,400         26,176
 Parkvale Financial Corp................     1,200         27,930
 *Parlex Corp...........................     6,400         68,256
 *ParthusCeva, Inc......................     5,166         36,343
 *Party City Corp.......................     7,700        103,604
 *Pathmark Stores, Inc..................     9,800         38,269
 *Patient Infosystems, Inc..............     1,600            656
 Patina Oil & Gas Corp..................    12,625        379,760
 Patriot Bank Corp......................     3,050         46,940
 *Patriot Transportation Holding,
   Inc..................................     1,500         36,525
 *#Patterson-UTI Energy, Inc............    30,500        886,178
 *Paxar Corp............................    26,700        377,271
 *Paxson Communications Corp............     7,600         24,548
 *Payless ShoeSource, Inc...............    12,600        714,294
 *PC Connection, Inc....................    25,800        179,310
 *PC Mall, Inc..........................     6,300         24,003
 *PC-Tel, Inc...........................    21,300        163,265
 *PDF Solutions, Inc....................     5,600         45,640
 *PDI, Inc..............................     3,600         35,460
 Peabody Energy Corp....................    14,500        395,125
 *#PEC Solutions, Inc...................    12,900        478,397
 *Pediatrix Medical Group, Inc..........    14,100        572,742
 *Peerless Manufacturing Co.............       900          8,636
 *Peerless Systems Corp.................       700            882
 *Pegasus Solutions, Inc................    20,200        232,502
 *Pegasystems, Inc......................    37,300        217,273
 Penford Corp...........................       500          7,045
 *Penn National Gaming, Inc.............    19,800        368,280
 *Penn Traffic Co.......................     2,300         16,767
 *Penn Treaty American Corp.............     7,500         18,075
 Penn Virginia Corp.....................     4,000        136,800
 Penn-America Group, Inc................     1,800         16,110
 Pennfed Financial Services, Inc........       800         22,016
 *Penwest Pharmaceuticals Co............     8,200         90,610
 *Peoples Community Bancorp.............     1,100         23,788
 Peoples Holding Co.....................       900         39,150
 Pep Boys - Manny, Moe & Jack...........    26,700        293,700
 *Performance Food Group Co.............    14,600        513,263
                                           SHARES       VALUE+
                                           ------       ------
 *Performance Technologies, Inc.........     8,850   $     33,232
 *Pericom Semiconductor Corp............    22,000        214,280
 *Perini Corp...........................    10,400         33,384
 *Perot Systems Corp....................     1,000         11,250
 *Perrigo Co............................    44,800        564,704
 *Perry Ellis International, Inc........       300          4,392
 *Per-Se Technologies, Inc..............    14,933        134,322
 *Personnel Group of America, Inc.......     1,700            204
 *Pervasive Software, Inc...............    14,000         56,770
 *Petrocorp, Inc........................     5,200         48,100
 *Petroleum Development Corp............    19,600        100,352
 *PetSmart, Inc.........................    54,200      1,000,261
 PFF Bancorp, Inc.......................     6,700        229,475
 *Pharmaceutical Products Development
   Service Co...........................    15,000        449,325
 *Pharmaceutical Resources, Inc.........    15,100        422,800
 *Pharmacopeia, Inc.....................    19,800        197,802
 *Pharmanetics, Inc.....................     4,400         28,820
 *Pharmchem Laboratories, Inc...........       700            231
 *Phar-Mor, Inc.........................     2,100              2
 *Philadelphia Consolidated Holding
   Corp.................................    11,500        421,648
 Philadelphia Suburban Corp.............    15,875        317,341
 Phillips-Van Heusen Corp...............    14,800        194,620
 *Phoenix Technologies, Ltd.............    22,300        142,051
 *Photoelectron Corp....................    10,600         26,288
 *Photon Dynamics, Inc..................     5,700        200,840
 *PhotoWorks, Inc.......................       800            104
 *Photronics, Inc.......................    17,095        270,614
 *Piccadilly Cafeterias, Inc............     6,400         10,560
 *Pico Holdings, Inc....................    10,600        131,493
 Piedmont Natural Gas Co................     6,100        209,291
 Pier 1 Imports, Inc....................    23,600        460,436
 Pilgrims Pride Corp. Class B...........    25,400        212,344
 Pinnacle Bancshares, Inc...............       100          1,010
 *Pinnacle Entertainment, Inc...........    22,100        132,379
 *Pinnacle Systems, Inc.................    32,700        461,070
 *Pinnacor, Inc.........................    13,000         18,590
 *Pioneer Drilling Co...................     3,200         11,200
 *Pioneer Natural Resources Co..........       700         17,262
 Pioneer Standard Electronics, Inc......    15,800        152,707
 Pittston Brink's Group.................    23,418        441,663
 *Pixelworks, Inc.......................    35,100        327,834
 *Plains Resources, Inc.................    15,300        324,360
 *Planar Systems, Inc...................     7,400        154,697
 *Plantronics, Inc......................     9,700        174,212
 *PlanVista Corp........................     4,929         10,844
 *Plato Learning, Inc...................    20,400        152,286
 *Playboy Enterprises, Inc. Class A.....     2,400         21,024
 *Playboy Enterprises, Inc. Class B.....    10,200        101,490
 *Playtex Products, Inc.................    45,500        485,485
 *Plexus Corp...........................    23,400        355,797
 *Pliant Systems, Inc...................       900              1
 *#Plug Power, Inc......................    36,800        256,864
 *PLX Technology, Inc...................     7,500         39,375
 PMA Capital Corp. Class A..............     5,200         78,078
 PNM Resources, Inc.....................    13,700        323,320
 Pocahontas Bancorp, Inc................     1,600         16,288
 Pogo Producing Co......................    12,200        434,930
 *Point.360.............................     3,700          7,530
 Polaris Industries, Inc................     5,300        343,599
 *Polycom, Inc..........................       677          7,755

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#PolyMedica Corp......................     8,400   $    241,038
 Polyone Corp...........................    11,800         92,040
 *Pomeroy Computer Resource, Inc........    12,600        159,201
 Pope & Talbot, Inc.....................    10,000        135,000
 *Possis Medical, Inc...................     8,300        134,170
 Potlatch Corp..........................     8,700        234,465
 *Powell Industries, Inc................     7,800        154,791
 *Power Intergrations, Inc..............    13,700        280,576
 *PowerCerv Corp........................       288             30
 *Power-One, Inc........................    41,700        329,847
 *Powerwave Technologies, Inc...........    26,200        171,479
 *Pozen, Inc............................    19,000         98,420
 *PracticeWorks, Inc....................     2,625         16,616
 *PRAECIS Pharmaceuticals, Inc..........    44,200        143,208
 Precision Castparts Corp...............     3,400         83,572
 *Premier Bancorp, Inc..................     1,200         17,100
 *Premier Financial Bancorp.............       100            708
 *#Pre-Paid Legal Services, Inc.........    10,700        306,555
 Presidential Life Corp.................    20,000        207,200
 *Presstek, Inc.........................    36,300        203,462
 *Preview Systems, Inc..................     5,200            205
 *Previo, Inc...........................       600          1,305
 *PRG-Schultz International, Inc........    26,900        259,451
 *Price Communications Corp.............    31,343        448,205
 *Price Legacy Corp.....................     5,400         15,174
 *Priceline.com, Inc....................    45,600         79,572
 *Pricesmart, Inc.......................     2,600         62,556
 *Pride International, Inc..............    37,000        517,260
 *Prima Energy Corp.....................     7,525        167,883
 *Prime Hospitality Corp................    23,100        191,961
 *Prime Medical Services, Inc...........    13,800        116,610
 *PRIMEDIA, Inc.........................    86,874        295,372
 *Primus Knowledge Solutions, Inc.......     1,400            714
 Princeton National Bancorp, Inc........     1,400         30,534
 *Princeton Review, Inc.................     4,600         29,325
 *Printronix, Inc.......................     1,200         13,098
 *Printware, Inc........................       600          1,350
 *Priority Healthcare Corp..............    18,900        416,462
 *Private Business, Inc.................       454            608
 PrivateBancorp, Inc....................     1,200         46,104
 *Proassurance Corp.....................    15,000        298,500
 *ProBusiness Services, Inc.............     8,600         90,042
 *Procom Technology, Inc................     4,000          3,040
 *Progenics Pharmaceuticals, Inc........    13,100         98,905
 *Programmers Paradise, Inc.............     2,200          4,455
 Progress Financial Corp................     1,154         12,809
 *Progress Software Corp................    35,400        479,316
 *Progressive Software Holding, Inc.....        60             27
 *Prophet 21, Inc.......................     1,600         25,280
 *ProQuest Co...........................    11,800        276,710
 *Protection One, Inc...................    50,800        113,284
 *Protein Design Labs, Inc..............    31,000        284,270
 *Proton Energy Systems, Inc............    35,100        111,092
 *Provant, Inc..........................     1,900            295
 *Provell, Inc..........................     2,100              0
 Providence & Worcester Railroad Co.....     1,900         15,561
 Provident Bancorp, Inc.................     1,000         31,150
 Provident Bankshares Corp..............    13,897        310,181
 Provident Financial Holdings, Inc......       900         23,751
 *Providian Financial Corp..............     4,500         27,360
 *Province Healthcare Co................    25,250        325,220
 *ProxyMed, Inc.........................       800         10,324
                                           SHARES       VALUE+
                                           ------       ------
 *PSB Bancorp, Inc......................       500   $      3,323
 *PSS World Medical, Inc................    41,200        281,396
 Psychemedics Corp......................     1,850         19,333
 *PTEK Holdings, Inc....................    28,700        124,989
 Pulaski Financial Corp.................       700         14,151
 Pulitzer, Inc..........................     2,700        118,692
 Pulte Homes Inc........................     6,615        310,508
 *PW Eagle, Inc.........................     4,900         23,888
 Pyramid Breweries, Inc.................    14,800         35,150
 *Qad, Inc..............................    20,100         68,943
 *QEP Co., Inc..........................       200            861
 *QRS Corp..............................    13,300         90,041
 Quaker Chemical Corp...................     2,200         50,776
 *Quaker City Bancorp, Inc..............     3,984        139,241
 *Quaker Fabric Corp....................    20,100        141,203
 *Quality Dining, Inc...................     2,300          7,487
 *Quality Systems, Inc..................     2,900         69,354
 Quanex Corp............................     6,700        205,020
 *Quanta Services, Inc..................    16,700         61,456
 *Quantum Fuel Systems Technologies
   Worldwide, Inc.......................       600          2,181
 *#Quentra Network Systems, Inc.........     1,600              2
 *Quest Software, Inc...................    20,000        260,600
 *Quicklogic Corp.......................    15,700         32,107
 *Quidel Corp...........................    17,900         56,475
 *Quigley Corp..........................     6,900         45,057
 *Quiksilver, Inc.......................    13,400        367,160
 *Quintiles Transnational Corp..........     2,000         23,500
 *Quipp, Inc............................     2,507         30,974
 Quixote Corp...........................     1,600         31,904
 *Quovadx, Inc..........................     9,400         23,641
 *R & B, Inc............................     3,700         32,708
 *R H Donnelley Corp....................    15,400        444,906
 *Racing Champions ERTL Corp............     2,700         43,106
 *Radiant Systems, Inc..................    26,400        311,256
 *Radio One, Inc........................    11,100        194,861
 *Radiologix, Inc.......................    14,800         75,480
 *RadiSys Corp..........................    14,011        133,034
 *Railamerica, Inc......................    26,900        198,253
 *Rainbow Rentals, Inc..................     2,400         12,216
 *Rainbow Technologies, Inc.............    25,600        219,264
 *#Ralcorp Holdings, Inc................    16,900        397,150
 *Rambus, Inc...........................    36,800        339,112
 *Ramtron International Corp............    10,400         41,132
 *Range Resources Corp..................    46,700        247,977
 *Rare Hospitality International,
   Inc..................................    13,300        355,177
 Raven Industries, Inc..................     1,200         39,126
 *Rawlings Sporting Goods, Inc..........     5,011         37,883
 Rayonier, Inc..........................     3,200        148,032
 *Rayovac Corp..........................    18,300        267,180
 *Raytech Corp..........................     4,100         31,570
 *RCM Technologies, Inc.................     5,300         20,829
 *RCN Corp..............................    51,700         37,483
 *Reading International, Inc.
   Class A..............................       560          2,128
 *Reading International, Inc.
   Class B..............................       140            502
 *RealNetworks , Inc....................    89,900        345,666
 *Recoton Corp..........................     2,900          5,075
 *Red Hat, Inc..........................    94,700        654,851
 *#Redhook Ale Brewery, Inc.............     5,500         12,183
 Redwood Empire Bancorp.................     1,050         28,985
 *#Reebok International, Ltd............    25,000        717,250
 *Refac.................................       200            767

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Regal Beloit Corp......................    10,500   $    217,455
 *Regeneration Technologies, Inc........    11,500        109,998
 *#Regeneron Pharmaceuticals, Inc.......    17,900        388,878
 *Regent Communications, Inc............    35,600        222,500
 Regis Corp.............................    20,400        534,072
 *Register.Com, Inc.....................    34,200        144,324
 *Rehabcare Group, Inc..................    10,400        212,888
 *Rehabilicare, Inc.....................    12,300         47,970
 *Reliability, Inc......................     3,800          4,085
 Reliance Steel & Aluminum Co...........    13,900        315,530
 *Remec, Inc............................    23,550        116,690
 *RemedyTemp, Inc.......................     2,900         41,963
 *Remington Oil & Gas Corp..............    14,300        222,222
 *#Renaissance Learning, Inc............    11,500        226,493
 *Renal Care Group, Inc.................     4,700        147,345
 *Rent-A-Center, Inc....................    14,700        728,606
 *Rentrak Corp..........................     5,300         28,223
 *Rent-Way, Inc.........................    23,400         92,898
 *Repligen Corp.........................    16,600         50,132
 *#Reptron Electronics, Inc.............     2,400          1,680
 Republic Bancorp, Inc..................    28,157        330,291
 Republic Bancorp, Inc. Class A.........     1,000         12,125
 *Republic Bankshares, Inc..............     3,800         75,810
 *Republic First Bancorp, Inc...........     2,500         15,325
 *Res-Care, Inc.........................    25,600        117,632
 *ResMed, Inc...........................     8,100        262,521
 *Resonate, Inc.........................    10,500         15,173
 *ResortQuest International, Inc........    23,800         97,580
 Resource America, Inc..................    10,900         89,217
 *Resources Connection, Inc.............     8,500        156,995
 *Respironics, Inc......................    17,716        515,004
 *Restoration Hardware, Inc.............    23,800        190,281
 *Retek, Inc............................     1,000          4,425
 *#Revlon, Inc..........................    15,800         62,568
 *Rex Stores Corp.......................    13,325        170,960
 *Rexhall Industries, Inc...............     2,600          9,685
 Reynolds & Reynolds Co.................     2,200         58,674
 *RF Micro Devices, Inc.................    16,000        194,960
 *RF Monolithics, Inc...................     7,500         21,225
 *#Rhythms NetConnections, Inc..........     1,700              1
 Richardson Electronics, Ltd............    12,700        108,522
 *Rigel Pharmaceuticals, Inc............    29,700         42,620
 Riggs National Corp....................    13,200        207,306
 *Right Management Consultants, Inc.....    13,650        167,213
 *Rimage Corp...........................     4,200         42,861
 *Rita Medical Systems, Inc.............     6,200         37,324
 Riverview Bancorp, Inc.................       900         13,500
 Rivianna Foods, Inc....................     4,300        108,554
 *Riviera Holdings Corp.................     1,100          5,390
 *Riviera Tool Co.......................       300            330
 RLI Corp...............................     6,800        163,880
 *RMH Teleservices, Inc.................     7,900         90,139
 Roadway Corp...........................     8,700        348,348
 Roanoke Electric Steel Corp............     1,500         16,395
 Robbins & Myers, Inc...................     8,900        145,515
 *Robotic Vision Systems, Inc...........       100             48
 *Rochester Medical Corp................     2,400         19,896
 *Rock of Ages Co.......................     1,800          8,748
 Rock-Tenn Co. Class A..................    11,300        143,510
 *Rocky Shoes & Boots, Inc..............     1,500          8,055
 *Rofin-Sinar Technologies, Inc.........     5,500         39,793
 *Rogers Corp...........................     8,600        209,410
                                           SHARES       VALUE+
                                           ------       ------
 *Rogue Wave Software, Inc..............     7,500   $     13,275
 *Rohn Industries, Inc..................     8,100          1,094
 Rollins, Inc...........................    18,200        424,606
 Roper Industries, Inc..................     6,600        278,256
 *Ross Systems, Inc.....................     1,100          8,580
 *Rouge Industries, Inc. Class A........     2,900          3,422
 Rowan Companies, Inc...................     6,500        138,450
 *Royal Appliance Manufacturing Co......    12,000         56,400
 Royal Bancshares of Pennsylvania
   Class A..............................       111          2,041
 *Royal Energy, Inc.....................     2,006          7,904
 Royal Gold, Inc........................     4,800         81,792
 RPC, Inc...............................     9,800        123,480
 RPM, Inc...............................    30,700        471,859
 *RSA Security, Inc.....................     7,200         45,828
 *RTI International Metals, Inc.........    17,400        199,230
 *RTW, Inc..............................     2,000          4,030
 Ruby Tuesday, Inc......................    28,500        513,285
 Ruddick Corp...........................    28,900        417,316
 *Rudolph Technologies, Inc.............    10,000        198,450
 *Rush Enterprises, Inc. Class A........     2,900         11,890
 *Rush Enterprises, Inc. Class B........     2,900         11,992
 Russ Berrie & Co., Inc.................     9,900        322,443
 Russell Corp...........................    15,900        253,446
 *RWD Technologies, Inc.................     6,200         10,819
 *Ryan's Family Steak Houses, Inc.......    30,250        328,364
 Ryder System, Inc......................    18,100        416,300
 Ryerson Tull, Inc......................    14,500         99,325
 Ryland Group, Inc......................    16,328        612,627
 *S&K Famous Brands, Inc................       900         11,547
 S&T Bancorp, Inc.......................     9,300        251,658
 *S1 Corp...............................    54,100        337,584
 *Saba Software, Inc....................    21,000         34,965
 *Safeguard Scientifics, Inc............    24,400         53,192
 *SafeNet, Inc..........................     2,700         78,314
 *Safety Components International,
   Inc..................................        14            105
 *Saga Communications, Inc. Class A.....     9,875        195,031
 *Saks, Inc.............................    36,600        475,800
 Salisbury Bancorp, Inc.................       200          5,608
 *#Salton, Inc..........................    12,100        163,955
 *Samsonite Corp........................     4,900          3,210
 *San Filippo (John B.) & Son, Inc......     2,800         25,830
 *Sanchez Computer Associates, Inc......     8,900         33,998
 Sanders Morris Harris Group, Inc.......     6,400         49,600
 Sanderson Farms, Inc...................     7,600        154,964
 *Sandisk Corp..........................    41,600      1,152,944
 Sandy Spring Bancorp, Inc..............     4,150        132,406
 *Sangamo BioSciences, Inc..............    17,100         84,902
 *Sangstat Medical Corp.................    10,400        152,152
 *Satcon Technology Corp................     3,200          5,552
 *Saucony, Inc. Class A.................       300          2,573
 *Saucony, Inc. Class B.................     1,500         12,608
 Sauer-Danfoss, Inc.....................    14,000        130,200
 *Saxon Capital, Inc....................    13,100        168,663
 *SBE, Inc..............................       100            113
 *SBS Technologies, Inc.................    13,400        149,343
 *#ScanSoft, Inc........................    29,100        213,594
 *ScanSource, Inc.......................     3,800        278,692
 Schawk, Inc. Class A...................     4,600         45,080
 *Scheid Vineyards, Inc.................     2,700          6,764
 *Schein (Henry), Inc...................     8,400        355,866
 *Scherer Healthcare, Inc...............       400          3,374

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Schering AG...........................     1,219   $     52,380
 *Schick Technologies, Inc..............       500          1,388
 *Schieb (Earl), Inc....................       400            960
 *Schlotzskys, Inc......................     3,000         10,350
 Schnitzer Steel Industries, Inc.
   Class A..............................     1,100         20,284
 *Scholastic Corp.......................    11,900        528,301
 *School Specialty, Inc.................       900         17,703
 *Schuff International, Inc.............       300            435
 Schulman (A.), Inc.....................    14,600        271,414
 Schweitzer-Maudoit International,
   Inc..................................     8,600        218,182
 *Sciclone Pharmaceuticals, Inc.........    16,700         66,800
 *Scientific Games Corp.................    23,500        164,383
 *#Scientific Learning Corp.............     4,300          8,385
 *#Scios-Nova, Inc......................    21,400        703,846
 *SCM Microsystems, Inc.................    16,700        100,451
 Scope Industries, Inc..................       400         27,600
 *Scotts Co. Class A....................    13,000        637,390
 *SCP Pool Corp.........................    13,750        433,881
 SCPIE Holdings, Inc....................     1,200          7,944
 *SCS Transportation, Inc...............     7,750         68,123
 Seaboard Corp..........................       270         61,965
 *Seabulk International, Inc............     1,800          9,261
 *Seachange International, Inc..........    17,200        127,452
 *Seacor Smit, Inc......................    11,000        457,600
 *Seattle Genetics, Inc.................    32,900        105,609
 Second Bancorp, Inc....................     1,300         36,231
 *Secure Computing Corp.................     1,000          7,690
 *Security National Financial Corp.
   Class A..............................     1,600          7,512
 *SeeBeyond Technology Corp.............     9,000         25,650
 *Segue Software, Inc...................     4,000          4,840
 *#Select Comfort Corp..................     9,200         91,218
 *Select Medical Corp...................     4,400         63,404
 *Selectica, Inc........................    41,200        109,386
 Selective Insurance Group, Inc.........    11,100        283,605
 SEMCO Energy, Inc......................    11,800         81,302
 *Seminis, Inc. Class A.................    15,600         40,404
 *Semitool, Inc.........................    20,200        140,996
 *SEMX Corp.............................     2,200            616
 *Seneca Foods Corp. Class B............       400          5,784
 Sensient Technologies Corp.............    11,100        272,727
 *Sepracor, Inc.........................    50,200        479,912
 *Sequa Corp. Class A...................     3,400        154,360
 *Sequa Corp. Class B...................     1,600         85,440
 *Sequenom, Inc.........................    10,400         22,828
 *SeraCare Life Sciences, Inc...........       880          5,223
 *Serena Software, Inc..................    22,600        411,998
 *Serologicals Corp.....................    15,900        180,863
 *Service Corp. International...........    60,900        202,188
 *SFBC International, Inc...............     7,600        110,238
 *Shared Technologies Cellular, Inc.....     1,800              5
 *Sharper Image Corp....................     6,500        122,168
 *Shaw Group, Inc.......................    22,700        392,710
 *Sheffield Medical Technologies, Inc...     4,500            855
 *Sheldahl, Inc.........................     5,200             94
 *Sherwood Brands, Inc..................     1,300          4,063
 *Shiloh Industries, Inc................     6,700         17,956
 *Shoe Carnival, Inc....................     9,000        133,875
 *Shoe Pavilion, Inc....................       600            696
 *Sholodge, Inc.........................     2,100          9,345
 *Shopko Stores, Inc....................    15,300        218,025
                                           SHARES       VALUE+
                                           ------       ------
 *#Shuffle Master, Inc..................     8,700   $    168,824
 *SICOR, Inc............................    11,600        183,222
 *Siebert Financial Corp................    12,400         30,628
 *Sierra Health Services, Inc...........    16,400        182,696
 Sierra Pacific Resources...............    37,500        260,250
 *Sifco Industries, Inc.................     1,500          4,395
 *Sight Resource Corp...................       900            176
 *Sigma Designs, Inc....................     8,200         33,087
 *Signal Technology Corp................     9,500        101,650
 *Silgan Holdings, Inc..................     8,000        198,800
 *Silicon Image, Inc....................    19,500        135,818
 *#Silicon Laboratories, Inc............    13,700        400,999
 *Silicon Storage Technology, Inc.......    50,900        357,573
 *Silicon Valley Bancshares.............    20,100        389,036
 *Siliconix, Inc........................    11,700        347,022
 *Simon Worldwide, Inc..................     7,300            913
 *SimpleTech, Inc.......................    18,600         74,307
 *Simpson Manufacturing Co., Inc........    14,400        487,440
 *Simula, Inc...........................     3,900          8,190
 *Sinclair Broadcast Group, Inc.
   Class A..............................    33,300        463,370
 *Sipex Corp............................    15,400         63,294
 *Sirenza Microdevices, Inc.............    18,700         30,201
 *Sitel Corp............................    45,600         82,080
 *Six Flags, Inc........................    28,900        208,947
 *Skechers U.S.A., Inc. Class A.........     6,300         77,490
 *SkillSoft P.L.C.......................    22,727         85,113
 Skyline Corp...........................     3,800        107,882
 Skywest, Inc...........................    19,600        266,854
 *Skyworks Solutions, Inc...............     8,600        103,759
 *SL Industries, Inc....................     2,400         13,560
 *Smart & Final Food, Inc...............     3,800         20,026
 *SmartDisk Corp........................     2,900          2,320
 *Smith & Wollensky Restaurant Group,
   Inc..................................     1,300          5,103
 Smith (A.O.) Corp......................     7,400        197,210
 Smith (A.O.) Corp. Convertible
   Class A..............................       200          5,330
 *Smithfield Foods, Inc.................     3,700         70,152
 *Smithway Motor Express Corp.
   Class A..............................       700            595
 *Socrates Technologies Corp............     3,300             12
 *Sola International, Inc...............    20,400        238,680
 Solutia, Inc...........................    34,000         91,800
 *Somera Communications, Inc............    32,900         98,371
 Sonesta International Hotels Corp.
   Class A..............................     1,500          7,163
 *Sonic Automotive, Inc.................    15,100        266,666
 *Sonic Corp............................    21,350        459,132
 *#Sonic Foundry, Inc...................     5,400          3,537
 *Sonic Innovations, Inc................    21,995        108,985
 *#Sonic Solutions......................     5,100         33,941
 *SonicWALL, Inc........................    21,400         86,563
 *Sonosight, Inc........................     5,000         74,375
 *Sonus Pharmaceuticals, Inc............     6,500         18,460
 *Sotheby's Holdings, Inc. Class A......    22,800        198,132
 Sound Federal Bancorp..................     1,500         45,113
 *SoundView Technology Group, Inc.......    53,300         79,151
 *Source Information Management, Inc....    15,300         89,123
 *Sourcecorp, Inc.......................    14,100        273,329
 South Financial Group, Inc.............    17,280        368,496
 South Jersey Industries, Inc...........     5,100        166,260

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Southern Energy Homes, Inc............     4,000   $      6,580
 *Southern Union Co.....................    29,355        439,444
 *Southwall Technologies, Inc...........    15,200         47,120
 *Southwest Bancorporation of Texas,
   Inc..................................    20,400        582,420
 Southwest Gas Corp.....................    15,800        350,760
 Southwest Georgia Financial Corp.......     1,100         19,415
 Southwest Water Co.....................     4,515         63,029
 *Southwestern Energy Co................    21,500        236,500
 Span-American Medical System, Inc......       200          1,543
 *Spanish Broadcasting System, Inc......    22,000        195,690
 *SPAR Group, Inc.......................       700          2,191
 Spartan Motors, Inc....................     4,800         49,872
 *Spartan Stores, Inc...................    13,800         28,773
 Spartech Corp..........................    15,500        290,005
 *Sparton Corp..........................     3,200         25,600
 *Specialty Laboratories, Inc...........    20,800        199,680
 *SpectraLink Corp......................    11,100         91,686
 *Spectranetics Corp....................    11,600         29,116
 *Spectrum Control, Inc.................     5,800         35,699
 *SpectRx, Inc..........................     2,400          4,908
 *SpeechWorks International, Inc........    44,700        168,072
 *SpeedFam-IPEC, Inc....................    14,900         97,968
 Speedway Motorsports, Inc..............    24,500        635,285
 *Spherion Corp.........................    38,400        265,344
 *Spherix, Inc..........................     5,300         42,029
 *Spiegel, Inc. Class A Non-Voting......     7,800          4,485
 *Spinnaker Exploration Co..............    16,000        355,360
 *Spire Corp............................     3,100          8,122
 *Sport Chalet, Inc.....................     2,300         15,698
 *Sport-Haley, Inc......................       600          2,007
 *Sports Authority, Inc.................    23,300        198,283
 *Sports Club Co., Inc..................       200            515
 *SportsLine.Com, Inc...................     5,000          6,300
 *Sportsman's Guide, Inc................       100            724
 *SPS Technologies, Inc.................     9,000        233,100
 *SPSS, Inc.............................    11,431        160,720
 *SRI/Surgical Express, Inc.............     2,100         13,136
 *SRS Labs, Inc.........................     5,700         17,328
 *SS&C Technologies, Inc................     7,900         80,699
 *#SSE Telecom, Inc.....................     1,300              8
 St. Francis Capital Corp...............     3,000         71,985
 St. Mary Land & Exploration Co.........    12,600        318,654
 *Staar Surgical Co.....................    19,200         63,360
 *Stamps.com, Inc.......................    38,800        170,914
 Standard Commercial Corp...............     8,600        142,072
 *Standard Management Corp..............     3,100         10,773
 *Standard Microsystems Corp............     9,800        218,001
 Standard Motor Products, Inc.
   Class A..............................     5,000         57,900
 Standard Pacific Corp..................    15,000        382,500
 Standard Register Co...................    10,700        200,090
 Standex International Corp.............     6,500        150,475
 *Stanley Furniture, Inc................     4,000        100,740
 *#Star Scientific, Inc.................     4,900          6,003
 *StarMedia Network, Inc................    12,700             96
 Starrett (L.S.) Co. Class A............       500          8,600
 *Startec Global Communications Corp....     5,000             20
 *StarTek, Inc..........................     7,300        193,450
 State Auto Financial Corp..............    15,500        229,788
 State Financial Services Corp.
   Class A..............................     4,000         65,200
                                           SHARES       VALUE+
                                           ------       ------
 Staten Island Bancorp, Inc.............    29,400   $    578,004
 *Station Casinos, Inc..................    33,250        560,595
 *Steak n Shake Co......................    17,782        178,709
 *Steel Dynamics, Inc...................    31,500        450,450
 Steel Technologies, Inc................     4,800         76,416
 *Stein Mart, Inc.......................    24,900        161,103
 *Steinway Musical Instruments, Inc.....     2,300         39,675
 *Stellent, Inc.........................    16,700         87,842
 Stepan Co..............................       600         15,330
 Stephan Co.............................       900          3,105
 *Stericycle, Inc.......................    18,200        605,423
 *Steris Corp...........................    31,900        725,087
 Sterling Bancorp.......................     5,203        138,717
 Sterling Bancshares....................    19,650        247,885
 *Sterling Financial Corp...............    10,199        196,535
 Stewart & Stevenson Services, Inc......    14,000        156,660
 *Stewart Enterprises, Inc..............    57,900        304,554
 *Stewart Information Services Corp.....    12,800        264,960
 Stifel Financial Corp..................     3,500         40,495
 *Stillwater Mining Co..................    34,900        197,185
 *STM Wireless, Inc. Class A............       600            219
 *Stone Energy Corp.....................    28,835        869,375
 *Stoneridge, Inc.......................     8,400         82,572
 *Storage Computer Corp.................       200             54
 *Storage Technology Corp...............     2,500         55,225
 *StorageNetworks, Inc..................     7,300         12,264
 *Stratasys, Inc........................     2,400         19,824
 *Strategic Diagnostics, Inc............    11,100         38,906
 *Strategic Distribution, Inc...........       800          9,680
 *Stratesec, Inc........................       200             16
 *Stratex Networks, Inc.................    30,000        118,200
 *Strattec Security Corp................     3,400        165,223
 *Stratus Properties, Inc...............     2,150         17,759
 Strayer Ed, Inc........................     7,700        463,348
 Stride Rite Corp.......................    23,500        197,400
 *Strouds, Inc..........................       700              3
 Sturm Ruger & Co., Inc.................    22,900        243,885
 *#Styleclick, Inc. Class A.............     3,600            558
 *Suburban Lodges of America, Inc.
   Escrow Shares........................     4,100              0
 *Summa Industries, Inc.................     2,200         21,714
 *Summit America Television, Inc........    43,900        102,946
 Summit Bancshares, Inc.................       200          4,054
 *Sun Bancorp, Inc......................     4,676         63,243
 *Sunair Electronics, Inc...............       300            810
 *Sunland Entertainment Co., Inc........        80             66
 *#Sunrise Assisted Living, Inc.........    12,000        336,360
 *Sunrise Telecom, Inc..................    19,400         44,620
 *Suntron Corp..........................     2,975         12,748
 *Superconductor Technologies, Inc......       400            420
 *#Supergen, Inc........................    21,700        100,797
 *Superior Consultant Holdings Corp.....     5,000         13,950
 *Superior Energy Services, Inc.........    40,200        329,640
 Superior Financial Corp................     1,957         35,304
 Superior Industries International,
   Inc..................................     7,800        328,614
 *Superior Telecom, Inc.................     6,400            992
 Superior Uniform Group, Inc............       700          7,840
 *Supertex, Inc.........................     9,900        133,601
 *SupportSoft, Inc......................    21,700         73,129
 *Supreme Industries, Inc...............     3,000         15,000
 *#SureBeam Corp........................    24,115        129,859
 *SurModics, Inc........................     8,300        266,887

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Susquehanna Bancshares, Inc............    15,700   $    331,977
 *SVB Financial Services, Inc...........       210          3,623
 *Swift Energy Corp.....................    25,900        239,834
 *Swift Transportation, Inc.............    13,750        258,156
 *Switchboard, Inc......................    13,000         38,480
 SWS Group, Inc.........................    10,398        152,435
 *Sybase, Inc...........................    28,600        380,952
 *Sybron Dental Specialties, Inc........    10,200        144,330
 *Sycamore Networks, Inc................    88,200        274,302
 *Sykes Enterprises, Inc................    24,800         75,020
 *Sylvan Learning Systems, Inc..........    22,200        404,151
 *Sylvan, Inc...........................     1,100         11,677
 Symbol Technologies, Inc...............       375          3,859
 *Symmetricom, Inc......................    26,932         98,436
 *Symphonix Devices, Inc................       200             21
 *Syms Corp.............................     5,900         44,604
 *Symyx Technologies....................    10,900        131,236
 *Synalloy Corp.........................       200            940
 *Synaptic Pharmaceutical Corp..........     5,200         33,254
 *Syncor International Corp.............    13,700        347,843
 *Synopsys, Inc.........................       799         41,009
 *Synovis Life Technologies, Inc........     7,600         71,706
 Synovus Financial Corp.................       678         14,123
 *Synplicity, Inc.......................     5,300         25,546
 *Syntel, Inc...........................    22,000        427,130
 *Syntellect, Inc.......................     4,200          2,993
 *Synthetech, Inc.......................       700            931
 *Syntroleum Corp.......................     9,200         16,882
 Sypris Solutions, Inc..................     2,900         36,105
 *System Software Associates, Inc.......       350              0
 *Systemax, Inc.........................     9,200         15,456
 *Systems & Computer Technology Corp....    23,000        231,265
 *T-3 Energy Services, Inc..............       100            674
 *#T-HQ, Inc............................    15,150        270,958
 *T-Netix, Inc..........................     7,000         15,085
 *Tag-It Pacific, Inc...................     4,000         14,800
 *Taitron Components, Inc...............       500            683
 *#Take Two Interactive Software........    18,700        559,598
 *TALK America Holdings, Inc............     2,166         17,046
 TALX Corp..............................     9,376         91,932
 *Tandy Brand Accessories, Inc..........     2,500         24,313
 *Tandycrafts, Inc......................     1,200             54
 *Tanox, Inc............................    27,700        306,362
 *Tarrant Apparel Group.................     6,600         27,522
 Tasty Baking Co........................     3,800         36,290
 TB Woods Corp..........................       900          6,413
 *TBA Entertainment Corp................     2,400          4,032
 *TBC Corp..............................    17,800        212,265
 *Team, Inc.............................     3,000         22,590
 *TeamStaff, Inc........................    19,900         59,899
 Tech/Ops Sevcon, Inc...................       400          1,880
 Teche Holding Co.......................       400         10,560
 *Techne Corp...........................     7,200        222,804
 Technitrol, Inc........................    43,400        749,518
 *TechTeam Global, Inc..................     4,500         33,143
 Tecumseh Products Co. Class A..........     4,200        199,731
 *Tejon Ranch Co........................     7,100        201,285
 *Tekelec...............................    26,200        267,371
 *Teledyne Technologies Inc.............     7,000        104,020
 *Teletech Holdings, Inc................    38,600        332,153
 *Telik, Inc............................    18,200        234,871
                                           SHARES       VALUE+
                                           ------       ------
 *Telular Corp..........................     9,200   $     35,466
 *TenFold Corp..........................     8,300          2,241
 *Tengasco, Inc.........................     5,900          7,670
 Tennant Co.............................     4,800        172,320
 *Tenneco Automotive, Inc...............    33,500        138,020
 *Terayon Communication Systems, Inc....    37,300         89,520
 *Terex Corp............................    19,608        242,355
 *Terra Industries, Inc.................    57,100        113,058
 *Tesoro Petroleum Corp.................     5,300         22,790
 *Tessco Technologies, Inc..............     2,500         27,538
 *Tetra Tech, Inc.......................    31,612        392,147
 *Tetra Technologies, Inc...............     9,200        194,580
 *Texas Biotechnology Corp..............    45,500         89,180
 Texas Industries, Inc..................     8,500        209,950
 Texas Regional Banchshares, Inc.
   Class A..............................     9,435        322,252
 TF Financial Corp......................       400          9,360
 The Banc Corp..........................     6,600         49,467
 *The Medicines Co......................    23,500        392,803
 *Theragenics Corp......................    32,800        172,856
 *Thermo-Electron Corp..................     3,150         61,709
 *TheStreet.com, Inc....................    19,800         68,112
 Thistle Group Holdings Co..............     1,600         16,632
 *Thomas & Betts Corp...................    32,500        607,750
 Thomas Industries, Inc.................     4,700        128,592
 Thor Industries, Inc...................    16,900        645,580
 *Thoratec Corp.........................    36,975        319,094
 *Thousand Trails, Inc..................     3,700         35,335
 *Three-Five Systems, Inc...............    20,500        145,550
 *TIBCO Software, Inc...................    67,000        493,790
 *#Tidel Technologies, Inc..............     4,800          2,328
 *Tier Technologies, Inc. Class B.......    11,600        176,610
 *TII Network Technologies, Inc.........     1,800            630
 Timberland Bancorp, Inc................     1,500         26,955
 *Timberland Co. Class A................     3,000        109,560
 Timberline Software Corp...............     4,100         24,231
 *Timco Aviation Services, Inc..........       630            441
 Timken Co..............................    21,000        416,850
 *Tipperary Corp........................     4,600          7,935
 *TippingPoint Technologies, Inc........     1,800         16,749
 *Titan Corp............................    82,770        979,997
 Titan International, Inc...............     8,300         13,363
 *Titan Pharmaceuticals, Inc............     6,500         17,225
 *Titanium Metals Corp..................    12,400         17,360
 *#TiVo, Inc............................    21,500        166,088
 *TLC Vision Corp.......................     7,600         12,160
 *TMBR/Sharp Drilling, Inc..............     1,200         19,746
 *Todd Shipyards Corp...................     1,250         18,625
 *Toddhunter International, Inc.........       200          2,190
 *Tofutti Brands, Inc...................       800          2,160
 *Toll Brothers, Inc....................    27,800        582,966
 *Tollgrade Communications, Inc.........    11,600        155,904
 *Topps, Inc............................    26,200        251,520
 *Toreador Resources Corp...............     3,200          8,880
 Toro Co................................    14,100        902,823
 *Total Entertainment Restaurant Corp...     5,800         47,589
 *Tower Automotive, Inc.................    29,000        163,850
 *Tractor Supply Co.....................    11,800        524,982
 *Tradestation Group, Inc...............    12,000         15,840
 *Traffix, Inc..........................    16,000         46,320
 *Trammell Crow Co......................    36,500        332,880

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Trans World Entertainment Corp........    34,300   $    146,461
 *Transact Technologies, Inc............     1,700          8,245
 *Transaction Systems Architects, Inc...    17,300        124,301
 *Transcat, Inc.........................       300            600
 *Transgenomic, Inc.....................    15,200         46,664
 *Transkaryotic Therapies, Inc..........    14,800        141,932
 *Transmontaigne Oil Co.................    34,000        146,200
 *Transport Corp. of America............     3,000         15,885
 *Transpro, Inc.........................     2,700         16,983
 *Transtechnology Corp..................     2,700         29,430
 *TransTexas Gas Corp. Class A..........         1              0
 *TRC Companies, Inc....................     9,100        101,829
 Tredegar Industries, Inc...............    34,100        485,925
 Trenwick Group, Ltd....................    14,301         22,453
 *#Trex Co., Inc........................     7,700        252,945
 *Triad Guaranty, Inc...................     7,400        296,407
 *Triad Hospitals, Inc..................     3,596        108,419
 *Triangle Pharmaceuticals, Inc.........    28,000        128,100
 *Triarc Companies, Inc. Class A........    11,600        314,940
 Trico Bancshares.......................     1,200         27,612
 *Trico Marine Services, Inc............    18,000         61,290
 *Trident Microsystems, Inc.............    14,900         61,537
 *Trimble Navigation, Ltd...............    14,900        209,569
 *#Trimeris, Inc........................     7,800        375,414
 Trinity Industries, Inc................    15,000        292,950
 *TriPath Imaging, Inc..................    17,602         56,854
 *Tripos, Inc...........................     5,300         47,488
 *Triquint Semiconductor, Inc...........    30,300        185,891
 *Triumph Group.........................     8,200        229,190
 *TriZetto Group, Inc...................    38,600        247,812
 *Tropical Sportswear International
   Corp.................................    11,400        104,082
 *Trover Solutions, Inc.................     5,000         24,525
 *Troy Group, Inc.......................     3,900          6,962
 *Trump Hotels & Casino Resorts, Inc....     1,000          2,200
 Trust Co. of New Jersey................     8,800        242,748
 Trustco Bank Corp......................    30,032        331,403
 *TSR, Inc..............................     1,300          6,468
 *TTM Technologies, Inc.................     4,400         13,838
 *Tuesday Morning Corp..................    19,000        380,285
 *Tufco Technologies, Inc...............     2,000          8,140
 *Tularik, Inc..........................    16,700        160,153
 *Tumbleweed Communications Corp........     4,500          7,650
 Tupperware Corp........................     8,400        143,892
 *TurboChef Technologies, Inc...........     3,200          2,960
 *Turnstone Systems, Inc................    51,100        148,957
 *Tutogen Medical, Inc..................     1,000          2,550
 *Tweeter Home Entertainment Group,
   Inc..................................    18,000        197,730
 Twin Disc, Inc.........................       500          6,195
 *Tyler Technologies, Inc...............    31,800        141,510
 *U.S. Aggregates, Inc..................     1,800             12
 *U.S. Concrete, Inc....................    23,600        135,346
 *U.S. Industries, Inc..................    44,000        130,240
 *U.S. Physical Therapy, Inc............     4,600         58,535
 *Ubics, Inc............................       300            104
 UCBH Holdings, Inc.....................     7,900        327,534
 *UICI..................................    30,000        383,700
 UIL Holdings Corp......................     2,400         80,256
 *Ulticom, Inc..........................    35,400        266,562
 *Ultimate Electronics, Inc.............    10,300        198,378
 *Ultimate Software Group, Inc..........     5,300         21,518
                                           SHARES       VALUE+
                                           ------       ------
 *Ultrak, Inc...........................     2,800   $      3,528
 *Ultralife Batteries, Inc..............     4,000         10,880
 *Ultratech Stepper, Inc................    15,500        179,335
 UMB Financial Corp.....................     7,405        295,274
 Umpqua Holdings Corp...................    11,865        209,002
 Unico American Corp....................     1,200          4,260
 *Unifi, Inc............................    40,100        228,570
 Unifirst Corp..........................     3,700         72,335
 *Unify Corp............................     3,700          1,850
 *Uni-Marts, Inc........................       200            260
 *Union Acceptance Corp. Class A........     6,300          1,512
 Union Community Bancorp................       400          6,078
 *Uniroyal Technology Corp..............     1,900            105
 Unisource Energy Corp..................    15,100        251,415
 *Unit Corp.............................    21,100        376,846
 *United Auto Group, Inc................    19,000        256,690
 United Bankshares, Inc. WV.............    10,300        300,606
 United Community Financial Corp........    19,900        177,807
 United Financial Corp..................       110          2,353
 United Fire Casualty Co................       300         10,232
 United Guardian, Inc...................       900          3,308
 United Industrial Corp.................     6,900        104,535
 United National Bancorp................     8,800        196,680
 *United Natural Foods, Inc.............    11,000        284,240
 *#United Online, Inc...................    23,961        383,256
 *United PanAm Financial Corp...........     6,500         45,013
 United Parcel, Inc. - Restricted
   Escrow...............................     2,100          2,029
 *United Park City Mines Co.............     1,400         26,180
 *United Rentals, Inc...................    23,900        231,591
 *United Retail Group, Inc..............     4,600         21,965
 *United Stationers, Inc................    36,700      1,192,567
 *United Therapeutics Corp..............    14,900        256,057
 *Unity Bancorp, Inc....................     2,300         19,378
 *Universal Access Global Holdings,
   Inc..................................       400            126
 *Universal American Financial Corp.....    44,200        298,792
 *Universal Compression Holdings, Inc...     9,800        176,400
 Universal Corp.........................     3,500        123,900
 *#Universal Display Corp...............     9,100        105,060
 *Universal Electronics, Inc............    12,700        126,048
 Universal Forest Products, Inc.........    11,400        245,271
 *Universal Stainless & Alloy Products,
   Inc..................................     5,100         30,090
 Unizan Financial Corp..................    10,573        205,698
 Unocal Corp............................     2,546         75,489
 *Unova, Inc............................    49,800        268,920
 *UQM Technologies, Inc.................     6,100         17,690
 *Urban Outfitters, Inc.................    10,100        266,539
 *Urologix, Inc.........................     6,900         28,325
 *URS Corp..............................     9,800        203,742
 *Ursus Telecom Corp....................     3,300              3
 *US Energy Corp........................     5,600         22,120
 *#US LEC Corp..........................     7,500         16,425
 *US Liquids, Inc.......................     6,500          3,315
 *US Oncology, Inc......................    49,556        427,916
 *US Xpress Enterprises, Inc. Class A..      3,300         31,334
 *USA Truck, Inc........................     1,300          9,523
 *USANA, Inc............................       400          4,150
 USB Holding Co., Inc...................     3,696         68,006
 *USDATA Corp...........................       360            254
 Usec, Inc..............................    35,300        236,510

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 USFreightways Corp.....................    11,800   $    359,959
 *USG Corp..............................     3,200         25,120
 *Utah Medical, Inc.....................     2,000         36,020
 *V.I. Technologies, Inc................     2,600          1,404
 *Vail Resorts, Inc.....................    14,100        256,620
 Valley National Bancorp................     4,707        129,066
 *Valley National Gases, Inc............     1,100          6,188
 Valmont Industries, Inc................     9,300        206,367
 *Valpey Fisher Corp....................     1,800          5,040
 *Value City Department Stores, Inc.....    24,000         77,040
 *ValueClick, Inc.......................    57,058        160,048
 *Valuevision Media, Inc. Class A.......    21,500        336,045
 *Vans, Inc.............................    19,400        115,430
 *Varco International, Inc..............     8,331        136,295
 *Varian Semiconductor Equipment
   Associates, Inc......................    10,400        323,492
 *Variflex, Inc.........................     1,000          3,365
 *#Vari-L Co., Inc......................       400            128
 *Varsity Brands, Inc...................     2,300          9,637
 *Vastera, Inc..........................    25,600        150,144
 *#Vaxgen, Inc..........................     1,000         19,660
 Vector Group, Ltd......................    13,755        156,669
 *Veeco Instruments, Inc................     9,400        131,365
 *Ventana Medical Systems, Inc..........     9,500        202,113
 *Verdant Brands, Inc...................       500              1
 *Verilink Corp.........................     1,000          1,165
 *Veritas DGC, Inc......................    27,100        200,269
 *Verity, Inc...........................    22,100        307,411
 *Vermont Pure Holdings, Ltd............    10,100         40,501
 *Versar, Inc...........................     2,700          5,535
 *#Versicor, Inc........................    20,800        234,728
 *Verso Technologies, Inc...............     1,048            770
 Vesta Insurance Group, Inc.............    10,500         37,485
 *Vialta, Inc...........................    16,203          8,020
 *Viasat, Inc...........................    21,800        259,965
 *Viasys Healthcare, Inc................       460          7,360
 *VIB Corp..............................     5,651         85,189
 *Vical, Inc............................    18,300         69,998
 *Vicon Industries, Inc.................     2,000          7,700
 *Vicor Corp............................    25,000        209,375
 *Video Display Corp....................     1,340          8,924
 *#Viewpoint Corp.......................    43,400        143,220
 *#Viisage Technology, Inc..............    22,400        108,416
 *Village Super Market, Inc.............       700         17,770
 Vintage Petroleum, Inc.................    24,000        225,600
 *Virage Logic Corp.....................    24,300        333,518
 *Virbac Corp...........................     9,500         50,493
 *Virtualfund.Com, Inc..................     1,600            128
 *Vishay Intertechnology, Inc...........     9,571        135,238
 *Visual Networks, Inc..................    17,700         30,887
 *Visx, Inc. DE.........................    62,700        573,705
 Vital Signs, Inc.......................     5,900        164,551
 *VitalWorks, Inc.......................    18,600         71,796
 *Vivus, Inc............................    28,500        126,683
 *Vixel Corp............................    14,700         25,284
 *Volt Information Sciences, Inc........    13,000        226,200
 Vulcan International Corp..............       200          7,050
 *W-H Energy Services, Inc..............    14,500        217,500
 W.P. Carey & Co. LLC...................    11,200        272,384
 *Wabash National Corp..................    23,200        183,280
 Wabtec Corp............................    21,294        304,717
 *Wackenhut Corrections Corp............    14,000        171,220
                                           SHARES       VALUE+
                                           ------       ------
 *Wall Street Deli, Inc.................       100   $          0
 Wallace Computer Services, Inc.........    19,400        363,750
 Walter Industries, Inc.................    22,500        235,125
 Warren Bancorp, Inc....................     1,400         21,889
 Warwick Community Bancorp, Inc.........     1,100         33,352
 Washington Banking Co..................       880         10,454
 Washington Savings Bank FSB............       400          3,240
 Washington Trust Bancorp, Inc..........     2,700         54,405
 *Waste Connections, Inc................    16,000        596,960
 *Waste Industries USA, Inc.............    13,200        100,584
 *WatchGuard Technologoes, Inc..........    29,800        194,743
 Watsco, Inc. Class A...................    11,900        189,805
 Watts Industries, Inc. Class A.........     8,400        132,552
 Wausau-Mosinee Paper Corp..............    25,600        295,936
 Waypoint Financial Corp................    13,255        246,212
 WD-40 Co...............................     4,300        124,743
 *Webco Industries, Inc.................       200            550
 *#WebEx Communications, Inc............    24,200        470,932
 *Webhire, Inc..........................       380            215
 *WebMD Corp............................     6,500         55,608
 *webMethods, Inc.......................    14,300        138,639
 *Websense, Inc.........................     9,000        240,570
 Webster Financial Corp.................     1,368         44,597
 Weider Nutrition International, Inc....     3,900          6,864
 Wellco Enterprises, Inc................       200          2,420
 Wellman, Inc...........................    12,700        152,400
 *Wells-Gardner Electronics Corp........     2,625          4,016
 Werner Enterprises, Inc................    26,266        580,085
 Wesbanco, Inc..........................     7,500        191,813
 *WESCO International, Inc..............     1,800          9,090
 West Coast Bancorp.....................     8,660        142,370
 *West Corp.............................     1,900         31,597
 *West Marine, Inc......................    15,900        254,480
 West Pharmaceutical Services, Inc......     8,400        173,880
 *Westaff, Inc..........................     5,200         10,140
 Westar Energy, Inc.....................     5,600         64,568
 Westbank Corp..........................       600          8,124
 *Westcoast Hospitality Corp............     2,200         11,869
 Westcorp, Inc..........................    15,460        318,631
 *Westell Technologies, Inc.............    17,400         28,710
 *Western Digital Corp..................    73,000        616,850
 Western Gas Resources, Inc.............    11,300        399,907
 Western Ohio Financial Corp............       200          4,085
 *Western Wireless Corp.................     5,400         35,991
 *Westport Resources Corp...............    12,306        252,519
 Westwood Holdings Group, Inc...........     1,974         25,307
 *Wet Seal, Inc. Class A................    18,050        208,297
 *WFS Financial, Inc....................    23,600        496,426
 WGL Holdings, Inc......................     5,600        129,416
 *White Electronics Designs Corp........     9,800         95,844
 *Whitehall Jewelers, Inc...............     9,400        104,340
 *Whitman Education Group, Inc..........     2,600         17,550
 Whitney Holdings Corp..................     8,700        293,016
 *#Wickes, Inc..........................     1,800          1,098
 *Wild Oats Markets, Inc................    13,700        145,494
 Wiley (John) & Sons, Inc. Class A......     1,800         38,340
 *William Lyon Homes, Inc...............    10,900        247,975
 *Williams Industries, Inc..............     1,500          5,565
 *Willis Lease Finance Corp.............     4,100         24,088
 *Wilshire Oil Co. of Texas.............       800          2,648
 *Wilson Greatbatch Technologies, Inc...    11,300        327,700
 *Wilsons The Leather Experts, Inc......    14,000        101,220

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Wind River Systems, Inc...............       500   $      3,020
 Winnebago Industries, Inc..............    10,300        509,232
 Wintrust Financial Corp................     5,950        179,869
 *Wire One Technologies, Inc............     4,300         12,814
 *Wireless Facilities, Inc..............    32,300        229,815
 Wireless Telecom Group, Inc............     9,800         19,992
 *Wireless Xcessories Group.............     1,000            295
 *Wiser Oil Co..........................    11,700         28,080
 *Witness Systems, Inc..................    16,800         63,924
 *WMS Industries, Inc...................    19,500        342,225
 Wolohan Lumber Co......................       300          6,002
 *Wolverine Tube, Inc...................    15,200         87,400
 Wolverine World Wide, Inc..............    20,800        347,776
 *Women First HealthCare, Inc...........    19,300        103,931
 Woodhead Industries, Inc...............     5,700         70,709
 Woodward Governor Co...................     4,500        192,218
 *Workflow Management, Inc..............     6,800         15,198
 *Workgroup Technology Corp.............       400            792
 *World Acceptance Corp.................    17,900        125,121
 World Fuel Services Corp...............     7,000        141,050
 *World Wrestling Federation
   Entertainment, Inc...................    10,300         89,610
 *WorldQuest Networks, Inc..............     2,300          4,945
 *Worldwide Restaurant Concepts, Inc....     9,700         21,825
 Worthington Industries, Inc............    34,200        602,604
 WPS Resources Corp.....................     8,800        324,544
 *WSI Industries, Inc...................       100            108
 WVS Financial Corp.....................       500          7,973
 X-Rite, Inc............................     8,500         65,535
 *Xanser Corp...........................    12,500         20,625
 *Xeta Corp.............................     3,600         13,410
 *Xetel Corp............................     3,100             28
 *Xicor, Inc............................     3,000         12,945
 *#XM Satellite Radio Holdings, Inc.....    28,300         71,175
 *Yankee Candle Co., Inc................    20,700        364,320
 Yardville National Bancorp.............     1,300         24,408
 *Yellow Corp...........................    15,500        460,505
 York International Corp................     5,400        135,432
 *Young Broadcasting, Inc. Class A......     4,600         67,275
 *Young Innovations, Inc................     4,500        101,363
 *Zale Corp.............................    14,100        503,370
 *Zap.com Corp..........................        34              3
 *Zapata Corp...........................       600         17,754
 *Zebra Technologies Corp. Class A......     4,800        308,328
 Zenith National Insurance Corp.........     3,400         80,070
 *Zevex International, Inc..............       600          1,182
 *#ZixIt Corp...........................     9,000         35,460
 *Zoll Medical Corp.....................     5,400        198,828
 *Zoltek Companies, Inc.................    11,700         34,106
 *Zomax, Inc............................    28,300        122,398
 *#Zonagen, Inc.........................     5,700          6,470
                                           SHARES       VALUE+
                                           ------       ------
 *Zones, Inc............................     1,900   $      2,024
 *Zoran Corp............................    16,200        348,705
 *Zygo Corp.............................    11,300         88,818
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $398,196,423)...................              428,469,487
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *A Intell Check Rights 10/04/02........        60              0
 *Anacomp, Inc. Warrants 12/10/06.......       188             50
 *#Angeion Corp. Warrants 10/31/07......        25              0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................       463          1,783
 *Del Global Technologies Corp. Warrants
   03/28/08.............................       442            376
 *Magnum Hunter Resources Warrants
   03/21/05.............................     4,000          1,120
 *Orbital Science Corp. Warrants
   08/31/04.............................       183            265
 *Safety Components International, Inc.
   Warrants 04/10/03....................        61              9
 *#Timco Aviation Services Warrants
   12/31/07.............................     1,259              0
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $12,367)........................                    3,603
                                                     ------------
                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
 *Del Global Technologies Inc.
   Subordinated Promissory Note 6.0%,
   03/28/07
   (Cost $0)............................  $      1              0

TEMPORARY CASH INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $6,932,000 FHLB
   Notes 2.06%, 08/12/03, valued at
   $6,983,990) to be repurchased at
   $6,880,694
   (Cost $6,880,000)....................     6,880      6,880,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $405,088,790)++.................             $435,353,090
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $405,543,376.

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (25.4%)
COMMON STOCKS -- (25.4%)
 3I Group P.L.C.........................     125,499   $  1,161,901
 AGA Food Service Group P.L.C...........      45,000        144,242
 Abbey National P.L.C...................      68,100        686,118
 Aggregate Industries P.L.C.............     630,439        779,870
 Alliance & Leicester P.L.C.............      79,000      1,007,982
 Allied Domecq P.L.C....................      80,900        479,292
 Antofagasta Holdings P.L.C.............     106,150        917,521
 Arriva P.L.C...........................      89,690        397,741
 Associated British Foods P.L.C.........     342,920      2,956,068
 Associated British Ports Holdings
   P.L.C................................     163,300      1,016,384
 Aviva P.L.C............................     642,376      5,482,489
 BAA P.L.C..............................     540,776      4,409,207
 BAE Systems P.L.C......................     911,262      2,399,848
 BBA Group P.L.C........................     178,084        568,055
 BG Group P.L.C.........................     558,000      2,101,171
 BPB P.L.C..............................      88,200        378,439
 BT Group P.L.C.........................     559,535      1,828,346
 Barratt Developments P.L.C.............      77,817        490,390
 Berkeley Group P.L.C...................      58,321        512,726
 Bodycote International P.L.C...........     111,530        192,631
 Britannic P.L.C........................      97,900        538,498
 *British Airways P.L.C.................     438,000      1,124,527
 British Land Co. P.L.C.................     229,951      1,570,767
 British Vita P.L.C.....................      10,300         40,548
 Brixton Estate P.L.C...................     121,300        417,124
 CMG P.L.C..............................     164,000        210,528
 Cable and Wireless P.L.C...............     970,414      1,238,177
 Canary Wharf Group P.L.C...............      33,000        136,586
 Carillion P.L.C........................       3,218          6,134
 *Carphone Warehouse Group P.L.C........     100,000        152,489
 Chelsfield P.L.C.......................     140,577        597,157
 Chorion P.L.C..........................       1,168             91
 *Colt Telecom Group P.L.C..............     751,000        499,560
 *Cookson Group P.L.C...................     665,418        256,260
 *Cordiant Communications Group P.L.C...      32,000         19,917
 *Corus Group P.L.C.....................   1,560,000        831,375
 Debenhams P.L.C........................      57,568        274,999
 *Dimension Data Holdings P.L.C.........     413,000        163,871
 *Elementis P.L.C.......................      10,194          4,917
 Emap P.L.C.............................      51,000        662,626
 GKN P.L.C..............................     326,474      1,214,111
 Galen Holdings P.L.C...................      60,000        499,479
 Great Universal Stores P.L.C...........     106,256        973,824
 Greene King P.L.C......................      36,000        394,075
 HBOS P.L.C.............................     174,208      1,887,996
 Hammerson P.L.C........................     140,000      1,073,957
 Hanson P.L.C...........................     320,679      1,616,692
 Hilton Group P.L.C.....................     787,500      2,257,719
 IMI P.L.C..............................      57,000        245,456
 *International Power P.L.C.............     557,100        921,030
 Johnson Matthey P.L.C..................       5,223         69,892
 Kingfisher P.L.C.......................     418,273      1,443,229
 Liberty International P.L.C............     122,700      1,126,441
 Logica P.L.C...........................     223,960        602,005
 London Merchant Securities P.L.C.......      38,000         72,137
 Lonmin P.L.C...........................       4,069         56,064
                                            SHARES        VALUE+
                                            ------        ------
 Luminar P.L.C..........................      31,000   $    219,475
 MFI Furniture Group P.L.C..............      94,200        177,357
 *MM02 P.L.C............................   1,880,000      1,491,900
 Marks & Spencer Group P.L.C............     488,996      2,609,824
 Millennium and Copthorne Hotels
   P.L.C................................     122,299        408,190
 *Morgan Crucible Company P.L.C.........      37,960         36,326
 Morrison (Wm.) Supermarkets P.L.C......      10,214         33,773
 National Grid Group P.L.C..............      99,685        668,915
 Northern Foods P.L.C...................      27,000         71,106
 Northern Rock P.L.C....................      25,000        261,604
 Novar P.L.C............................     198,850        326,430
 P & 0 Princess Cruises P.L.C...........      43,233        335,009
 Pearson P.L.C..........................     236,181      2,717,659
 Peninsular & Oriental Steam Navigation
   Co...................................     347,856        990,518
 Persimmon P.L.C........................      90,094        580,374
 Pilkington P.L.C.......................     625,404        625,238
 Pillar Property P.L.C..................      33,972        207,743
 RAC P.L.C..............................      50,498        347,303
 RMC Group P.L.C........................     142,000        930,213
 Rank Group P.L.C.......................     118,372        519,410
 Rexam P.L.C............................      67,399        403,762
 Rio Tinto P.L.C........................      17,911        362,863
 Rolls-Royce P.L.C......................     830,309      1,679,558
 Royal & Sun Alliance Insurance Group
   P.L.C................................     732,937      1,679,321
 Safeway P.L.C..........................     534,772      1,813,999
 Sainsbury (J.) P.L.C...................     772,613      3,552,477
 Schroders P.L.C........................      95,000        869,186
 Scottish & Newcastle P.L.C.............     142,015        996,604
 Scottish Power P.L.C...................     939,305      4,940,093
 Seibe P.L.C............................     290,173        297,998
 Signet Group P.L.C.....................      45,864         62,266
 Six Continents P.L.C...................     431,900      3,797,025
 Slough Estates P.L.C...................     207,300      1,092,674
 Smith (David S.) Holdings P.L.C........      14,000         32,349
 Smith (W.H.) P.L.C.....................      32,000        169,294
 Somerfield P.L.C.......................     213,000        241,944
 Spirent P.L.C..........................     497,652        121,186
 Stagecoach Holdings P.L.C..............     611,549        171,283
 Tate & Lyle P.L.C......................     208,700      1,039,164
 Taylor Woodrow P.L.C...................     278,640        776,083
 Thistle Hotels P.L.C...................     240,000        449,997
 *Thus Group P.L.C......................     405,462         69,399
 Trinity Mirror P.L.C...................     145,378        844,892
 Uniq P.L.C.............................      15,900         44,162
 United Business Media P.L.C............     145,000        707,322
 *Urbium P.L.C..........................       1,168             91
 Vodafone Group P.L.C...................   3,984,621      7,564,125
 Waste Recycling Group P.L.C............      13,000         37,422
 Weir Group P.L.C.......................       3,000         10,223
 Whitbread P.L.C........................     146,368      1,291,341
 Wilson Bowden P.L.C....................      42,000        520,531
 Wimpey (George) P.L.C..................     189,005        705,824
 Wincanton P.L.C........................      15,900         55,542
 Wolseley P.L.C.........................      94,065        799,158
 Wolverhampton & Dudley Breweries
   P.L.C................................       4,200         36,369

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Woolworths Group P.L.C.................     612,000   $    404,718
 XANSA P.L.C............................     141,797        142,311
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $120,923,006)...................                102,451,602
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $25,676).......................                     25,347
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $120,948,682)...................                102,476,949
                                                       ------------
JAPAN -- (20.6%)
COMMON STOCKS -- (20.6%)
 AIOI Insurance Co., Ltd................     164,700        309,195
 Aichi Bank, Ltd........................         300         16,871
 #Aichi Steel Works, Ltd................      31,000        152,324
 #Aisin Seiki Co., Ltd..................      55,000        735,338
 Akita Bank, Ltd........................      24,000         80,708
 Alps Electric Co., Ltd.................      31,000        423,066
 Amada Co., Ltd.........................      90,000        283,557
 Amano Corp.............................       8,000         54,393
 Asahi Breweries, Ltd...................      21,000        124,270
 #Asahi Kasei Corp......................     187,000        439,587
 Asatsu-Dk, Inc.........................       8,200        152,602
 *Ashikaga Bank, Ltd....................      90,000        102,845
 Autobacs Seven Co., Ltd................       9,400        194,882
 Awa Bank, Ltd..........................      64,000        283,133
 Bank of Iwate, Ltd.....................         200          6,334
 Bank of Kyoto, Ltd.....................      88,000        323,226
 #Bank of Nagoya, Ltd...................      49,000        228,772
 *Bosch Automotive Systems Corp.........      19,000         22,177
 Canon Sales Co., Inc...................      22,000        126,776
 Casio Computer Co., Ltd................      72,000        431,947
 Chiba Bank, Ltd........................     225,000        675,835
 Chudenko Corp..........................      15,000        190,997
 Chugoku Bank, Ltd......................      64,400        382,147
 Citizen Watch Co., Ltd.................      82,000        406,269
 Coca-Cola West Japan Co., Ltd..........      12,200        192,189
 #Cosmo Oil Co., Ltd....................     168,000        205,689
 *Dai Nippon Ink & Chemicals, Inc.......     140,000        237,685
 Dai Nippon Pharmaceutical Co., Ltd.....       8,000         69,869
 Dai Nippon Printing Co., Ltd...........     158,000      1,875,133
 Daicel Chemical Industries, Ltd........      97,000        263,649
 Daido Steel Co., Ltd...................     104,000        126,482
 *Daiei, Inc............................      48,500         54,630
 #Daihatsu Motor Co., Ltd...............     166,000        495,906
 Dai-Ichi Pharmaceutical Co., Ltd.......       2,000         30,037
 #Daimaru, Inc..........................      27,000         90,797
 #Daio Paper Corp.......................      10,000         70,767
 Daishi Bank, Ltd.......................      96,000        298,543
 Daito Trust Construction Co., Ltd......       8,100        162,311
 Daiwa House Industry Co., Ltd..........     202,200      1,081,018
 Daiwa Securities Co., Ltd..............      17,000         77,844
 Denki Kagaku Kogyo KK..................       4,000          9,011
 Eighteenth Bank, Ltd...................       2,000          7,558
 Ezaki Glico Co., Ltd...................      21,000        118,100
 Fuji Heavy I...........................     169,000        600,049
 Fuji Photo Film Co., Ltd...............       5,000        162,429
 Fujikura, Ltd..........................     103,000        270,710
 Fukuoka Bank, Ltd......................     169,000        642,811
 *Fukuoka City Bank, Ltd................      32,000         67,910
 Fukuyama Transporting Co., Ltd.........      74,000        250,663
                                            SHARES        VALUE+
                                            ------        ------
 Furukawa Electric Co., Ltd.............     157,000   $    383,161
 Futaba Corp............................      10,000        213,851
 Futaba Industrial Co., Ltd.............       9,000         82,276
 #Gunma Bank, Ltd.......................     135,000        586,214
 Gunze, Ltd.............................      52,000        177,415
 #Hachijuni Bank, Ltd...................     145,000        640,289
 Hankyu Department Stores, Inc..........      25,000        141,615
 #Hanshin Electric Railway Co., Ltd.....      75,000        183,039
 Heiwa Corp.............................      17,000        208,276
 Higo Bank, Ltd.........................      61,000        234,510
 Hino Motors, Ltd.......................      22,000         68,237
 #Hiroshima Bank, Ltd...................     132,000        432,045
 Hitachi Cable, Ltd.....................      99,000        255,348
 Hitachi Construction Machinery Co.,
   Ltd..................................       3,000         11,288
 Hitachi Maxell, Ltd....................      26,000        326,817
 Hitachi Metals, Ltd....................      95,000        263,641
 Hitachi, Ltd...........................     776,000      3,299,971
 #Hokkoku Bank, Ltd.....................      94,000        365,980
 Hokuetsu Paper Mills, Ltd..............      29,000        145,574
 *#Hokuriku Bank, Ltd...................     394,000        585,300
 #House Foods Corp......................      30,000        273,273
 Hyakugo Bank, Ltd. (105th Bank)........      70,000        245,113
 Hyakujishi Bank, Ltd...................      85,000        439,864
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................      80,000         86,193
 *#Isuzu Motors, Ltd....................      88,000         30,168
 Itochu Corp............................      31,000         71,355
 Itoham Foods, Inc......................      32,000         90,373
 Iyo Bank, Ltd..........................      86,000        457,674
 *JFE Holdings, Inc.....................     116,950      1,375,545
 JGC Corp...............................      10,000         59,503
 Japan Airport Terminal Co., Ltd........      24,000        143,982
 *Japan Radio Co., Ltd..................      20,000         36,077
 Joyo Bank, Ltd.........................     228,000        621,573
 Juroku Bank, Ltd.......................      97,000        351,532
 Kagoshima Bank, Ltd....................      27,000         93,001
 Kajima Corp............................      21,000         52,794
 Kamigumi Co., Ltd......................      73,000        325,927
 #Kandenko Co., Ltd.....................      39,000        117,781
 Kansai Paint Co., Ltd., Osaka..........      36,000         88,740
 Katokichi Co., Ltd.....................       1,000         13,982
 *Kawasaki Heavy Industries, Ltd........     681,000        566,967
 Kikkoman Corp..........................      52,000        335,306
 Kinden Corp............................      38,000        120,344
 Kissei Pharmaceutical Co., Ltd.........      10,000        119,169
 *Kiyo Bank, Ltd........................      16,000         27,033
 *Kobe Steel, Ltd.......................   1,389,000        714,255
 Koito Manufacturing Co., Ltd...........       6,000         21,548
 Kokuyo Co., Ltd........................      34,000        286,675
 Komatsu, Ltd...........................     256,000        913,129
 #Komori Corp...........................      19,000        177,880
 Konica Corp............................      18,000        129,878
 Koyo Seiko Co..........................      29,000        127,584
 Kubota Corp............................     232,000        621,116
 Kuraray Co., Ltd.......................      92,000        560,192
 Lintec Corp............................       2,000         15,998
 #Lion Corp.............................      66,000        275,819
 Maeda Corp.............................      27,000         75,811
 Makita Corp............................      40,000        292,209
 *#Marubeni Corp........................      80,000         73,787
 Marui Co., Ltd.........................      20,000        199,975
 Maruichi Steel Tube, Ltd...............      26,000        295,409

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Matsushita Electric Industrial Co.,
   Ltd..................................     552,998   $  5,673,740
 #Mazda Motor Corp......................      78,000        157,891
 Meiji Seika Kaisha, Ltd. Tokyo.........      92,000        247,806
 Michinoku Bank, Ltd....................      27,000        150,520
 *Millea Holdings, Inc..................         410      3,159,471
 #Mitsubishi Gas Chemical Co., Inc......     129,000        177,946
 Mitsubishi Heavy Industries, Ltd.......     717,000      1,820,079
 Mitsubishi Logistics Corp..............      40,000        206,016
 *#Mitsubishi Materials Corp............     214,000        241,048
 *Mitsubishi Motors Corp................     101,000        215,990
 Mitsubishi Rayon Co., Ltd..............      20,000         45,219
 Mitsubishi Securities Co., Ltd.........      59,000        269,681
 Mitsui Chemicals, Inc..................     163,000        685,181
 *Mitsui Engineering and Shipbuilding
   Co., Ltd.............................     407,000        352,136
 Mitsui Marine & Fire Insurance Co.,
   Ltd..................................     128,000        556,862
 #Mitsui Trust Holdings.................     138,000        217,394
 Mitsumi Electric Co., Ltd..............       5,000         50,892
 #Mori Seiki Co., Ltd...................      22,700        123,955
 Musashino Bank, Ltd....................       4,100        125,495
 NGK Spark Plug Co., Ltd................      48,000        332,629
 NHK Spring Co., Ltd....................      16,000         40,485
 NOK Corp...............................       2,000         23,148
 NSK, Ltd...............................      99,000        273,934
 #NTN Corp..............................     123,000        416,643
 Nagase & Co., Ltd......................       7,000         29,082
 Namco, Ltd.............................       3,800         61,289
 #Nanto Bank, Ltd.......................      28,000         86,846
 National House Industrial Co., Ltd.....      22,000         76,497
 Nichicon Corp..........................      16,000        181,529
 Nichirei Corp..........................      19,000         56,295
 #Nihon Unisys, Ltd.....................      14,000         86,961
 Nippon Broadcasting System, Inc........       7,000        195,976
 Nippon COMSYS Corp.....................      32,000        125,111
 #Nippon Electric Glass Co., Ltd........      38,000        397,943
 Nippon Kayaku Co., Ltd.................      26,000        100,592
 Nippon Meat Packers, Inc., Osaka.......      27,000        241,758
 *Nippon Mining Holdings, Inc...........     100,500        130,429
 Nippon Mitsubishi Oil Corp.............     403,000      1,611,802
 Nippon Paint Co., Ltd..................      39,000         94,544
 Nippon Sanso Corp......................      18,000         57,299
 Nippon Sheet Glass Co., Ltd............     118,000        241,750
 Nippon Shinpan Co., Ltd................      15,000         14,325
 Nippon Shokubai Co., Ltd...............      46,000        198,245
 Nippon Steel Corp......................     353,000        429,311
 Nipponkoa Insurance Co., Ltd...........      33,000        119,863
 Nishimatsu Construction Co., Ltd.......      66,000        190,703
 #Nishi-Nippon Bank, Ltd................     123,000        325,283
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     109,000        387,903
 Nissei Sangyo Co., Ltd.................       9,000        112,762
 Nisshin Seifun Group, Inc..............      63,000        410,350
 *Nisshin Steel Co., Ltd................     144,000         59,944
 Nisshinbo Industries, Inc..............      57,000        220,528
 *#Nissho Iwai Corp.....................      88,000         30,886
 Noritsu Koki Co., Ltd..................       3,000         65,257
 Noritz Corp............................       1,000          8,562
 Obayashi Corp..........................     192,000        423,132
 Oji Paper Co., Ltd.....................     120,000        512,264
 Okumura Corp...........................      30,000         88,152
 Omron Corp.............................      17,000        248,378
                                            SHARES        VALUE+
                                            ------        ------
 Onward Kashiyama Co., Ltd..............      84,000   $    632,151
 Pioneer Electronic Corp................       5,000         97,947
 Q.P. Corp..............................       9,000         71,991
 *Resona Holdings, Inc..................     267,250        150,514
 Rinnai Corp............................      16,100        361,384
 #SFCG Co., Ltd.........................       3,030        242,370
 Sakata Seed............................       5,000         57,544
 San In Godo Bank, Ltd..................      31,000        156,626
 Sanwa Shutter Corp.....................      11,000         29,180
 Sanyo Electric Co., Ltd................     112,000        330,017
 Sanyo Shinpan Finance Co., Ltd.........      10,100        184,663
 #Sapporo Breweries, Ltd................     166,000        281,827
 #Sapporo Hokuyo Holdings, Inc..........          80        327,144
 Seino Transportation Co., Ltd..........      47,000        284,267
 Sekisui Chemical Co., Ltd..............     144,000        374,942
 Sekisui House, Ltd.....................     214,000      1,551,091
 Seventy-seven (77) Bank, Ltd...........     102,000        382,973
 #Shiga Bank, Ltd.......................      58,000        215,876
 Shikoku Bank, Ltd......................      52,000        267,396
 Shima Seiki Manufacturing Co., Ltd.....       2,000         43,668
 Shimachu Co., Ltd......................      12,300        243,460
 #Shimadzu Corp.........................      39,000        108,868
 #Shimizu Corp..........................      90,000        230,666
 Shinko Securities Co., Ltd.............     397,000        502,265
 #Shizuoka Bank, Ltd....................     200,000      1,250,459
 *Showa Denko KK........................      78,000         94,862
 Showa Shell Sekiyu KK..................      55,000        337,142
 *Snow Brand Milk Products Co., Ltd.....      14,500         20,830
 Stanley Electric Co., Ltd..............       7,000         82,618
 Sumitomo Bank, Ltd.....................      43,800        139,785
 Sumitomo Corp..........................     205,000        893,523
 Sumitomo Electric Industries, Ltd......     200,000      1,271,681
 Sumitomo Forestry Co., Ltd.............      47,000        259,331
 *Sumitomo Metal Industries, Ltd.
   Osaka................................     441,000        161,980
 Sumitomo Metal Mining Co., Ltd.........     119,000        397,266
 Sumitomo Osaka Cement Co., Ltd.........      51,000         63,690
 #Sumitomo Realty & Development Co.,
   Ltd..................................      64,000        275,297
 #Sumitomo Rubber.......................     118,000        499,873
 Suruga Bank, Ltd.......................      63,000        277,680
 Suzuken Co., Ltd.......................      20,700        483,222
 Suzuki Motor Corp......................      27,000        285,834
 #Taiheiyo Cement Corp..................     253,000        355,189
 Taisei Corp............................     205,000        346,366
 #Takashimaya Co., Ltd..................     149,000        578,900
 Tanabe Seiyaku Co., Ltd................      13,000        120,010
 Teikoku Oil Co., Ltd...................      20,000         73,297
 Thermal Engineering Co., Ltd...........       1,000          3,771
 Toda Corp..............................      54,000         90,797
 Toho Bank, Ltd.........................      22,000         75,599
 #Tokuyama Corp.........................      61,000        158,829
 #Tokyo Style Co., Ltd..................      50,000        414,643
 Toppan Printing Co., Ltd...............     134,000        987,650
 Toray Industries, Inc..................     291,000        660,311
 *Toshiba TEC Corp......................      41,000         94,707
 Tostem Inax Holding Corp...............      45,840        626,341
 Toto, Ltd..............................      99,000        341,003
 Toyo Ink Manufacturing Co., Ltd........      36,000         98,731
 Toyo Seikan Kaisha, Ltd................      57,000        622,503
 Toyo Suisan Kaisha, Ltd................      13,000        112,476
 Toyobo Co., Ltd........................      46,000         58,948

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Toyota Auto Body Co., Ltd..............      23,000   $    232,600
 #Toyota Industries Corp................      83,600      1,248,046
 Toyota Tsusho Corp.....................      95,000        440,436
 *UFJ Holdings, Inc.....................           1            165
 UFJ Tsubasa Securities Co. Ltd.........      40,000         62,033
 UNY Co., Ltd...........................      91,000        843,039
 *#Victor Co. of Japan, Ltd.............      37,000        256,703
 #Wacoal Corp...........................      39,000        316,418
 Yamagata Bank, Ltd.....................      32,000        139,738
 Yamaguchi Bank, Ltd....................      53,000        341,754
 Yamaha Corp............................      55,000        531,078
 Yamatake-Honeywell Co., Ltd............      11,000         60,605
 Yamazaki Baking Co., Ltd...............     107,000        586,026
 Yasuda Fire & Marine Insurance Co.,
   Ltd..................................     243,840      1,369,317
 *Yasuda Trust & Banking Co., Ltd.......     780,000        292,862
 Yodogawa Steel Works, Ltd..............       5,000         12,039
 Yokogawa Electric Corp.................      14,000         90,275
 Yokohama Rubber Co., Ltd...............      82,000        203,469
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $100,358,913)...................                 83,094,711
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $62,488).......................                     61,893
                                                       ------------
TOTAL -- JAPAN
  (Cost $100,421,401)...................                 83,156,604
                                                       ------------
FRANCE -- (9.3%)
COMMON STOCKS -- (9.3%)
 AGF (Assurances Generales de France
   SA)..................................      20,400        758,968
 AXA....................................     102,400      1,645,107
 Accor SA...............................       7,550        264,595
 Air France.............................      22,800        283,509
 Air Liquide............................       2,300        304,267
 *Alstom SA.............................      71,660        537,489
 Arcelor SA.............................      30,300        397,867
 BNP Paribas SA.........................     111,800      4,559,815
 #Beghin-Say............................       4,100        149,275
 Bouygues...............................       1,600         47,351
 Cap Gemini SA..........................      11,800        377,620
 Cereol.................................       4,100        130,595
 *#Club Mediterranee SA.................       4,900        119,909
 Compagnie de Saint-Gobain..............      88,000      2,658,576
 Credit Industriel et Commercial........       3,760        463,800
 De la Rue Imperiale de Lyon............         900        112,807
 Dior (Christian) SA....................      17,000        620,466
 Eiffage SA.............................       4,233        320,025
 Esso SA................................       3,000        238,595
 *Euler-Hermes SA.......................       3,600         75,563
 *Euro Disney SCA.......................     313,100        161,960
 #Faurecia SA...........................       6,100        253,646
 Fimalac SA.............................       5,547        147,992
 Fonciere Lyonnaise SA..................       9,000        263,215
 #France Telecom SA.....................      79,800      1,428,884
 Gecina SA..............................       4,900        485,974
 Generale des Establissements Michelin
   SA Series B..........................      34,300      1,190,465
 Groupe Danone..........................       5,300        694,358
 Groupe du Louvre SA....................         400         23,874
 *Havas SA..............................      31,500        168,583
                                            SHARES        VALUE+
                                            ------        ------
 Imerys SA..............................       4,500   $    537,174
 L'Oreal................................      10,550        753,002
 LaFarge SA.............................       4,888        397,746
 LaFarge SA Prime Fidelite..............       9,779        775,795
 LaFarge SA Prime Fidelity..............       1,615        128,122
 Lagardere S.C.A. SA....................      14,400        661,083
 *Orange SA.............................     446,500      3,397,852
 Pechiney SA Series A...................      22,300        849,843
 Pernod-Ricard SA.......................       6,300        566,853
 Peugeot SA.............................      66,000      2,977,439
 Provimi SA.............................       4,100         54,734
 #Rallye SA.............................       5,000        183,535
 #Remy Cointreau SA.....................      12,335        365,660
 *Renault SA............................      20,900      1,032,047
 SA Fromageries Bel la Vache Qui Rit....         500         52,225
 SEB SA Prime Fidelite 2002.............         800         63,665
 SGE (Societe Generale d'Enterprise
   SA)..................................       2,640        151,662
 Sagem SA...............................       3,896        281,176
 Schneider SA...........................      15,990        777,024
 Seb Prime Fid..........................         400         31,833
 Seb SA Prime Fidelity..................         900         69,922
 Societe BIC SA.........................       8,900        293,580
 Societe des Ciments de Francais........       9,600        487,516
 #Societe Financiere Interbail SA.......      10,000        313,352
 Societe Generale, Paris................      39,300      2,212,741
 Thales SA..............................       1,800         50,888
 Unibail SA.............................       7,500        468,908
 Valeo SA...............................      21,100        690,558
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,621,212)....................                 37,511,085
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................       5,000            647
 *Rallye SA Series B Warrants
   11/30/05.............................       5,000          1,044
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,846).........................                      1,691
                                                       ------------
TOTAL -- FRANCE
  (Cost $39,625,058)....................                 37,512,776
                                                       ------------
SWITZERLAND -- (7.3%)
COMMON STOCKS -- (7.3%)
 *ABB, Ltd..............................      64,000        214,425
 Baloise-Holding........................      48,800      2,209,045
 *Centerpulse AG........................       2,198        352,650
 Ciba Spezialitaetenchemie Holding AG...      27,700      2,002,700
 Cie Financiere Richemont AG
   Series A.............................     238,200      4,496,127
 Clariant AG............................     110,600      1,972,058
 *Credit Swisse Group...................      56,520      1,329,739
 *#Crossair AG, Basel...................      17,777        419,436
 *Ems-Chemie Holding AG.................          61        205,607
 Fischer (Georg) AG, Schaffhausen.......         880         88,984
 Givaudan SA............................       7,680      3,194,370
 Helvetia Patria Holding................       6,800        751,781
 Holcim, Ltd............................      11,976      2,385,657
 Jelmoli Holding AG.....................          40         25,077
 *Kuoni Reisen Holding AG...............         490        102,399
 Lonza Group AG.........................       9,000        548,769

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Luzerner Kantonalbank AG...............       4,000   $    416,608
 Rieters Holdings.......................       5,340      1,033,147
 *Saurer AG.............................       1,500         29,425
 Schindler Holding AG...................         750        128,168
 Sig Holding AG.........................       3,475        356,071
 Sika Finanz AG, Baar...................         240         58,244
 Societe Generale de Surveillance
   Holding SA...........................       2,300        693,841
 *Sulzer AG, Winterthur.................         160         21,680
 Swatch Group AG........................      11,500      1,034,946
 *Swiss Life AG.........................       3,300        278,076
 Swisscom AG............................       3,490      1,015,185
 Syngenta AG............................      21,800      1,234,453
 *UBS AG................................      21,880      1,102,548
 Unaxis Holding AG......................      15,800      1,251,508
 Valora Holding AG......................       3,179        568,440
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,740,542)....................                 29,521,164
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Swiss Life Holdings Rights 12/03/02
   (Cost $0)............................       1,650              0
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $33,740,542)....................                 29,521,164
                                                       ------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
 *Aareal Bank AG........................       5,100         64,431
 Allianz AG.............................       3,590        403,904
 Altana AG..............................       1,800         80,576
 Audi AG................................       1,000        195,969
 *Axel Springer Verlag AG...............       1,100         53,071
 BASF AG................................      50,700      1,974,519
 #BHW Holding AG........................       7,300         63,904
 Bayer AG...............................      38,300        880,863
 Bayerische Motorenwerke AG.............       2,600         88,455
 Bayerische Vereinsbank AG..............      48,100        796,675
 Bilfinger & Berger Bau AG..............       5,100         84,724
 *Celanese AG...........................      11,000        257,147
 *Comdirect Bank AG.....................       7,300         27,014
 Commerzbank AG.........................      69,300        645,254
 *Continental AG........................      25,400        411,854
 DaimlerChrysler AG.....................     129,400      4,724,131
 Degussa AG.............................      40,618      1,183,880
 Deutsche Bank AG.......................      47,600      2,398,325
 *Deutsche Lufthansa AG.................      71,750        802,964
 Dyckerhoff AG DM50.....................       1,000         10,584
 E.ON AG................................      78,600      3,393,391
 Fresenius Medical Care AG..............         600         27,127
 Gehe AG................................       2,100         77,293
 *Hannover Rueckversicherungs AG........      12,636        309,848
 Heidelberger Druckmaschinen AG.........       4,400        113,583
 Heidelberger Zement AG.................      11,786        432,628
 Hochtief AG............................       5,700         79,382
 Hoechst AG.............................       9,600        381,991
 *Infineon Technologies AG..............      20,500        206,986
 Ivg Holding AG.........................       2,300         21,164
 Karstadt Quelle AG.....................       2,400         44,144
 *Koelnische Rueckversicherungs.........          80          4,297
 Linde AG...............................      17,033        642,173
 MAN AG.................................      21,800        328,542
 MG Technologies AG.....................      36,300        267,214
                                            SHARES        VALUE+
                                            ------        ------
 Merck KGAA.............................       8,900   $    224,877
 Munchener Rueckversicherungs-
   Gesellschaft AG......................         900        125,430
 Preussag AG............................       9,300        192,428
 Rwe AG (NEU) Series A..................       1,750         49,701
 Siemens AG.............................      12,150        600,695
 Suedzucker AG..........................      10,816        152,784
 ThyssenKrupp AG........................     101,800      1,228,373
 Vereins & Westbank AG..................         700         12,186
 Volkswagen AG..........................      16,750        681,490
 *Wuestenrot & Wuerttemberg AG..........       2,500         28,351
                                                       ------------
TOTAL -- GERMANY
  (Cost $31,445,338)....................                 24,774,322
                                                       ------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
 ABN-AMRO Holding NV....................      99,624      1,710,513
 Aegon NV...............................      26,272        424,686
 DSM NV.................................      51,732      2,331,198
 Hagemeyer NV...........................      17,518        142,548
 Ing Groep NV...........................     262,960      5,009,335
 *Koninklijke KPN NV....................     599,000      3,980,383
 Koninklijke Numico NV..................      29,092        355,959
 Koninklijke Philips Electronics NV.....     230,567      5,059,694
 Koninklijke Vendex KBB NV..............       6,341         66,358
 Koninklijke Volker Wessels Stevin NV...       5,600        103,838
 *Koninklijke Vopak NV..................      41,200        485,665
 NV Holdingsmij de Telegraaf............      21,800        336,132
 Nutreco Holding NV.....................       5,442         89,594
 Oce NV.................................      68,471        779,891
 *Univar NV.............................      15,400         78,129
 Vedior NV..............................      26,023        205,800
 Vnu NV.................................      44,049      1,316,746
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $26,454,972)....................                 22,476,469
                                                       ------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
 AMP, Ltd...............................     183,687      1,356,031
 AXA Asia Pacific Holdings, Ltd.........     623,100        878,005
 Amcor, Ltd.............................     156,847        722,030
 #Australian Provincial Newspaper
   Holdings, Ltd........................     157,036        258,305
 Bank of Western Australia, Ltd.........      88,328        193,388
 Boral, Ltd.............................     206,814        487,635
 CSR, Ltd...............................     415,659      1,458,420
 Commonwealth Bank of Australia.........     118,614      1,807,886
 Goodman Fielder, Ltd...................     562,344        473,542
 Insurance Australiz Group, Ltd.........     466,700        670,723
 Lion Nathan, Ltd.......................     125,300        371,407
 MIM Holdings...........................     706,400        614,678
 Mayne Nickless, Ltd....................      43,232         76,693
 Mirvac, Ltd............................     277,299        647,600
 National Australia Bank, Ltd...........      24,992        459,492
 Normandy Mining Corp...................     120,603        277,592
 Orica, Ltd.............................     125,219        731,790
 Origin Energy, Ltd.....................     290,921        587,953
 Paperlinx, Ltd.........................     143,241        390,813
 Publishing and Broadcasting, Ltd.......     176,876        812,246
 QBE Insurance Group, Ltd...............      49,367        221,714
 Quantas Airways, Ltd...................     572,394      1,217,866
 Rio Tinto, Ltd.........................      40,633        790,629

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Santos, Ltd............................     205,382   $    691,798
 Seven Network, Ltd.....................      43,211        111,831
 St. George Bank, Ltd...................      74,210        754,477
 Suncorp-Metway, Ltd....................       4,972         32,797
 WMC, Ltd...............................     203,563        950,796
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,247,478)....................                 18,048,137
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $9,108)........................                      9,487
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $16,256,586)....................                 18,057,624
                                                       ------------
ITALY -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................     130,000         37,632
 *Banca Nazionale del Lavoro SpA........     300,000        376,917
 Banca Popolare di Lodi Scarl...........      69,000        597,845
 *Banca Popolare di Milano..............     217,940        771,807
 Banca Toscana..........................     157,500        730,110
 Banco Popolare di Verona e Novara
   SpA..................................      65,000        720,958
 #Beni Stabili SpA, Roma................     237,000        113,401
 Buzzi Unicem SpA.......................      46,000        315,739
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     212,500        220,901
 Capitalia SpA..........................      42,500         70,815
 #Compagnia Assicuratrice Unipol SpA....     158,500        630,683
 *#E.Biscom SpA.........................       6,000        192,189
 #Fiat SpA..............................     110,880      1,069,908
 Fiat SpA...............................       3,000         16,682
 IFIL Finanziaria Partecipazioni SpA....     105,000        412,580
 *#Ing C.Olivetti & C SpA, Ivrea........   4,370,000      5,142,660
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     100,540        980,137
 Milano Assicurazioni SpA...............      51,200        104,665
 Parmalat Finanziaria SpA...............     196,600        471,327
 Pirelli SpA............................     760,000        816,505
 Rinascente per l'Esercizio di Grande
   Magazzini SpA........................     169,000        748,115
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      25,683        401,113
 *SNIA SpA..............................     186,800        332,622
 Societe Cattolica di Assicurazoni Scarl
   SpA..................................       4,000         90,802
 *Tiscali SpA...........................      73,000        424,815
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,855,633)....................                 15,790,928
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      17,880          5,745
                                                       ------------
TOTAL -- ITALY
  (Cost $17,855,633)....................                 15,796,673
                                                       ------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerinox SA............................      10,000        387,860
 *Arcelor SA............................      25,464        324,234
                                            SHARES        VALUE+
                                            ------        ------
 Aurea Concesiones de Infraestructuras
   del Estado SA........................      26,000   $    554,782
 Autopistas Concesionaria Espanola SA...      50,165        534,955
 Banco de Andalucia.....................       1,769         83,588
 Banco Pastor SA........................       1,500         26,128
 Cementos Portland SA...................       9,200        337,246
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......      63,300        473,525
 Ebro Puleva SA.........................      22,440        212,957
 Endesa SA, Madrid......................      19,000        225,106
 Fomento de Construcciones y Contratas
   SA...................................      20,600        466,198
 Grupo Dragados SA, Madrid..............      18,800        297,356
 Grupo Ferrovial SA.....................       2,300         55,277
 Iberia Lineas Aereas de Espana SA......     302,000        504,705
 Metrovacesa SA.........................      22,779        492,851
 Red Electrica de Espana S.A............      24,600        222,444
 Repsol SA..............................     403,900      5,086,618
 Sociedad General de Aguas de Barcelona
   SA...................................      46,184        436,912
 *Sociedad General de Aguas de Barcelona
   SA New Shares........................         461          4,361
 Sol Melia SA...........................      67,300        313,985
 *#Terra Networks SA....................     226,300      1,166,100
 Vallehermoso SA........................      54,000        504,944
                                                       ------------
TOTAL -- SPAIN
  (Cost $13,496,888)....................                 12,712,132
                                                       ------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
 *ASEA AB...............................      29,000         96,929
 Atlas Copco AB Series A................      13,200        304,324
 Atlas Copco AB Series B................       6,600        141,605
 Billerud AB............................      12,948        148,543
 Drott Series AB........................      31,000        335,122
 Gambro AB Series A.....................      76,900        470,798
 Gambro AB Series B.....................      28,900        176,932
 Holmen AB Series B.....................      24,900        661,960
 Kinnevik Industrifoervaltnings AB
   Series B.............................      19,000        211,685
 NCC AB Series B........................      16,600        100,713
 *#Netcom AB Series B...................      12,500        327,483
 *Pergo AB..............................       2,916          5,404
 SSAB Swedish Steel Series A............      22,800        265,340
 SSAB Swedish Steel Series B............       8,100         88,458
 Skandinaviska Enskilda Banken Series
   A....................................      71,800        665,302
 Svenska Cellulosa AB Series B..........      36,300      1,257,337
 Svenska Kullagerfabriken AB
   Series A.............................       7,700        217,019
 Svenska Kullagerfabriken AB
   Series B.............................       9,900        280,116
 *Transcom Worldwide SA Series A........         385            442
 *Transcom Worldwide SA Series B........         715            931
 Trelleborg AB Series B.................      29,100        256,802
 Volvo AB Series A......................      42,500        768,862
 Volvo AB Series B......................      93,862      1,754,357
                                                       ------------
TOTAL -- SWEDEN
  (Cost $8,029,597).....................                  8,536,464
                                                       ------------

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
                                            SHARES        VALUE+
                                            ------        ------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Fortum Oyj.............................     538,483   $  3,096,146
 Huhtamaki Van Leer Oyj.................      64,400        592,583
 Kemira Oyj.............................      12,700         83,381
 Kesko Oyj..............................      66,600        778,455
 M-real Oyj Series B....................     114,400        927,481
 Metso Oyj..............................      39,268        410,157
 #Outokumpu Oyj Series A................      79,400        770,099
 Rautaruukki Oyj Series K...............       2,100          7,103
 Upm-Kymmene Oyj........................      23,500        851,158
 Wartsila Corp. Oyj Series B............       3,700         43,984
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,304,279).....................                  7,560,547
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................      79,400              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $6,304,279).....................                  7,560,547
                                                       ------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
 Citic Pacific, Ltd.....................     109,000        218,736
 Hang Lung Development Co., Ltd.........     407,000        339,225
 #Hang Lung Properties, Ltd.............     503,000        470,838
 Henderson Land Development Co., Ltd....     117,000        415,572
 Hysan Development Co., Ltd.............     317,714        240,364
 Kerry Properties, Ltd..................     377,392        304,869
 New World Development Co., Ltd.........     241,531        141,692
 Shanghai Industrial Holdings Ltd.......     102,000        147,141
 Shangri-La Asia, Ltd...................     694,795        449,913
 #Sino Land Co., Ltd....................   1,237,115        432,272
 Swire Pacific, Ltd. Series A...........     289,500      1,187,898
 *Tsim Sha Tsui Properties, Ltd.........     255,000        246,870
 Wharf Holdings, Ltd....................     770,600      1,625,457
 Wheelock and Co., Ltd..................     640,000        455,463
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,992,122).....................                  6,676,310
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $2,426)........................                      2,427
                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,994,548).....................                  6,678,737
                                                       ------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 AGFA-Gevaert NV, Mortsel...............      31,600        642,524
 Algemene Mij Voor Nijverheidskredit
   Almanij..............................      51,700      1,786,146
 Bekaert SA.............................       8,500        353,272
 Solvay SA..............................      10,900        715,636
 Tessenderlo Chemie.....................       7,300        209,503
 Union Miniere SA.......................      14,400        599,343
                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,020,171).....................                  4,306,424
                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Carlsberg A.S. Series B................       7,750        318,716
 Danisco A.S............................       9,880        327,564
                                            SHARES        VALUE+
                                            ------        ------
 Danske Bank A.S........................      94,426   $  1,581,124
 *FLS Industries........................       1,440         10,802
 *Gn Great Nordic A.S...................      37,290        115,390
 *Jyske Bank A.S........................       3,400         85,397
 Koebenhavns Lufthavne..................         620         43,188
 Nordea AB..............................      21,596        106,170
 Novozymes A.S. Series B................       5,867        117,496
 Tele Danmark A.S.......................      31,660        839,732
 *Topdanmark A.S........................       3,830         93,889
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,757,631).....................                  3,639,468
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $13,449).......................                     13,883
                                                       ------------
TOTAL -- DENMARK
  (Cost $3,771,080).....................                  3,653,351
                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Capitaland, Ltd........................     483,000        317,202
 City Developments, Ltd.................     152,000        387,246
 DBS Group Holdings, Ltd................      37,000        234,612
 Fraser & Neave, Ltd....................     171,900        759,104
 Keppel Corp., Ltd......................     471,000      1,050,625
 Overseas Chinese Banking Corp., Ltd....      53,000        300,059
 United Overseas Bank, Ltd..............      39,000        264,957
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,739,849).....................                  3,313,805
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $22,740).......................                     22,683
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $3,762,589).....................                  3,336,488
                                                       ------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Allied Irish Banks P.L.C...............      49,300        696,397
 Bank of Ireland P.L.C..................       4,078         44,623
 CRH P.L.C..............................      64,925        946,174
 DCC P.L.C..............................       7,379         75,973
 Independent News & Media P.L.C.........      25,391         37,130
 Irish Permanent P.L.C..................      71,883        800,877
                                                       ------------
TOTAL -- IRELAND
  (Cost $2,489,092).....................                  2,601,174
                                                       ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 #Bergesen Dy ASA Series A..............      30,000        577,745
 #Den Norske Bank ASA Series A..........      58,400        286,280
 Norsk Hydro ASA........................       3,400        135,565
 Norske Skogindustrier ASA Series A.....      22,700        359,557
 *Storebrand ASA........................     135,100        568,186
                                                       ------------
TOTAL -- NORWAY
  (Cost $2,018,922).....................                  1,927,333
                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......       8,700         54,523
 Alpha Credit Bank......................      19,500        241,698
 Commercial Bank of Greece..............       2,600         39,572
                                                       ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 EFG Eurobank Ergasias S.A..............    59,500  $      674,751
 Hellenic Petroleum S.A.................    57,690         354,659
                                                    --------------
TOTAL -- GREECE
  (Cost $1,440,907).....................                 1,365,203
                                                    --------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
 Banco Comercial Portugues SA...........    11,071          29,625
 Cimpor Cimentos de Portugal SA.........    11,060         174,384
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................    12,000          83,561
 Portugal Telecom SA....................    13,260          89,828
 *Sonae SGPS SA.........................   820,000         359,025
                                                    --------------
TOTAL -- PORTUGAL
  (Cost $997,614).......................                   736,423
                                                    --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Telekom Austria AG....................    44,047         398,730
 Voest-Alpine Stahl AG..................    10,065         256,316
                                                    --------------
TOTAL -- AUSTRIA
  (Cost $606,278).......................                   655,046
                                                    --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $551,056)......................   692,500         590,722
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $17,029).......................                    19,190
                                                    --------------
TOTAL -- NEW ZEALAND
  (Cost $568,085).......................                   609,912
                                                    --------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Smurfit-Stone Container Corp.
   (Cost $233,986)......................    17,077         249,068
                                                    --------------

                                            FACE
                                           AMOUNT
                                           (000)
                                           ------
TEMPORARY CASH INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $15,354,000 U.S.
   Treasury Notes 3.375%, 04/30/04,
   valued at $15,737,850) to be
   repurchased at $15,506,563
   (Cost $15,505,000)...................  $ 15,505      15,505,000
                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $457,987,248)++.......................            $  404,205,883
                                                    ==============

--------------------

  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $459,126,987.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                       TAX-MANAGED    TAX-MANAGED     TAX-MANAGED
                                     U.S. MARKETWIDE  U.S. EQUITY   U.S. SMALL CAP
                                     VALUE PORTFOLIO   PORTFOLIO    VALUE PORTFOLIO
                                     ---------------  ------------  ---------------
ASSETS:
Investments at Value...............    $   479,009    $   198,246     $   986,435
Collateral for Securities Loaned...             --             --          35,597
Cash...............................             --             --               1
Receivables:
  Investment Securities Sold.......             --             --             333
  Dividends and Interest...........             --             --             822
  Securities Lending...............             --             --              16
  Fund Shares Sold.................          1,061            408           2,104
Prepaid Expenses and Other
  Assets...........................             19            153              16
                                       -----------    -----------     -----------
    Total Assets...................        480,089        198,807       1,025,324
                                       -----------    -----------     -----------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned.........................             --             --          35,597
  Investment Securities
    Purchased......................            855            392           1,753
  Fund Shares Redeemed.............            206             16               8
  Due to Advisor...................             59              1             388
Accrued Expenses and Other
  Liabilities......................             23            147             107
                                       -----------    -----------     -----------
    Total Liabilities..............          1,143            556          37,853
                                       -----------    -----------     -----------
NET ASSETS.........................    $   478,946    $   198,251     $   987,471
                                       ===========    ===========     ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).........     52,690,478     21,100,815      74,030,931
                                       ===========    ===========     ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......    $      9.09    $      9.40     $     13.34
                                       ===========    ===========     ===========
Investments at Cost................    $   453,034    $   208,938     $   867,042
                                       ===========    ===========     ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                           TAX-MANAGED       TAX-MANAGED
                                          U.S. SMALL CAP  DFA INTERNATIONAL
                                            PORTFOLIO      VALUE PORTFOLIO
                                          --------------  -----------------
ASSETS:
Investments at Value....................   $   435,353       $   404,206
Collateral for Securities Loaned........        22,980            33,607
Cash....................................            --                15
Receivables:
  Investment Securities Sold............            89                --
  Dividends, Interest, and Tax
    Reclaims............................           261             1,263
  Securities Lending....................             9                31
  Fund Shares Sold......................         1,297             1,300
Prepaid Expenses and Other Assets.......            18                73
                                           -----------       -----------
    Total Assets........................       460,007           440,495
                                           -----------       -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......        22,980            33,607
  Investment Securities Purchased.......           527                88
  Fund Shares Redeemed..................            16               633
  Due to Advisor........................           172               162
Accrued Expenses and Other
  Liabilities...........................            50                88
                                           -----------       -----------
    Total Liabilities...................        23,745            34,578
                                           -----------       -----------
NET ASSETS..............................   $   436,262       $   405,917
                                           ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............    34,770,721        49,258,277
                                           ===========       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................   $     12.55       $      8.24
                                           ===========       ===========
Investments at Cost.....................   $   405,089       $   457,987
                                           ===========       ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                       TAX-MANAGED    TAX-MANAGED    TAX-MANAGED
                                     U.S. MARKETWIDE  U.S. EQUITY  U.S. SMALL CAP
                                     VALUE PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                                     ---------------  -----------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0 and
    $5, respectively)..............     $   4,753      $  1,169       $   6,517
  Interest.........................           162            61             305
  Income from Securities Lending...           100            14             355
  Expenses Allocated from Master
    Fund...........................        (1,474)         (195)             --
                                        ---------      --------       ---------
      Total Investment Income......         3,541         1,049           7,177
                                        ---------      --------       ---------
EXPENSES
  Investment Advisory Services.....            --            --           5,199
  Administrative Services..........           875           248              --
  Accounting & Transfer Agent
    Fees...........................            71            33             389
  Custodian Fees...................            --            --              99
  Legal Fees.......................             1             2              17
  Audit Fees.......................             1             1              54
  Filing Fees......................            31            36              44
  Shareholders' Reports............             1            13              24
  Directors' Fees and Expenses.....            --            --               6
  Organizational Costs.............            --            36              --
  Other............................             1             2              13
                                        ---------      --------       ---------
      Total Expenses...............           981           371           5,845
  Less: Fees Waived and/or Expenses
    Reimbursed.....................            --          (153)             --
                                        ---------      --------       ---------
  Net Expenses.....................           981           218           5,845
                                        ---------      --------       ---------
  NET INVESTMENT INCOME (LOSS).....         2,560           831           1,332
                                        ---------      --------       ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      (133,445)      (23,342)       (107,425)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities.....................       (16,287)      (16,417)         (7,559)
                                        ---------      --------       ---------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES.....................      (149,732)      (39,759)       (114,984)
                                        ---------      --------       ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     $(147,172)     $(38,928)      $(113,652)
                                        =========      ========       =========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                           TAX-MANAGED      TAX-MANAGED
                                          U.S. SMALL CAP   INTERNATIONAL
                                            PORTFOLIO     VALUE PORTFOLIO
                                          --------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0 and $46,
    respectively).......................     $  2,574        $  9,465
  Interest..............................          124             214
  Income from Securities Lending........          143             465
                                             --------        --------
      Total Investment Income...........        2,841          10,144
                                             --------        --------
EXPENSES
  Investment Advisory Services..........        2,210           2,014
  Accounting & Transfer Agent Fees......          165             438
  Custodian Fees........................           42             159
  Legal Fees............................            7               6
  Audit Fees............................           28              25
  Filing Fees...........................           40              47
  Shareholders' Reports.................           10               9
  Directors' Fees and Expenses..........            4               3
  Other.................................            6              20
                                             --------        --------
      Total Expenses....................        2,512           2,721
                                             --------        --------
  NET INVESTMENT INCOME (LOSS)..........          329           7,423
                                             --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (57,854)        (20,187)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............           --             (88)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      (13,244)        (30,667)
  Translation of Foreign Currency
    Denominated Amounts.................           --              58
                                             --------        --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....      (71,098)        (50,884)
                                             --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $(70,769)       $(43,461)
                                             ========        ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                 TAX-MANAGED               TAX-MANAGED               TAX-MANAGED
                               U.S. MARKETWIDE             U.S. EQUITY              U.S. SMALL CAP
                               VALUE PORTFOLIO              PORTFOLIO              VALUE PORTFOLIO
                           ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR       SEPT. 25,      YEAR         YEAR
                              ENDED        ENDED        ENDED         TO          ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2002         2001         2002         2001
                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $     2,560  $     4,336  $       831  $        43  $     1,332  $     3,444
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (133,445)     (19,690)     (23,342)        (191)    (107,425)       5,316
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      (16,287)      25,777      (16,417)       5,724       (7,559)      87,588
                           -----------  -----------  -----------  -----------  -----------  -----------
      Net Increase
        (Decrease) in Net
        Assets Resulting
        from
        Operations.......     (147,172)      10,423      (38,928)       5,576     (113,652)      96,348
                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment
    Income...............       (1,920)      (5,273)         (69)          --       (3,513)      (3,420)
  Return of Capital......           --       (1,260)          --           --           --           --
                           -----------  -----------  -----------  -----------  -----------  -----------
      Total
        Distributions....       (1,920)      (6,533)         (69)          --       (3,513)      (3,420)
                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share
  Transactions (1):
  Shares Issued..........      352,721      395,469      231,747       76,219      562,490      415,656
  Shares Issued in Lieu
    of Cash
    Distributions........        1,828        6,411           69           --        3,303        3,334
  Shares Redeemed........     (300,797)     (90,941)     (76,118)        (245)    (295,930)    (112,874)
                           -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........       53,752      310,939      155,698       75,974      269,863      306,116
                           -----------  -----------  -----------  -----------  -----------  -----------
      Total Increase
        (Decrease).......      (95,340)     314,829      116,701       81,550      152,698      399,044
NET ASSETS
  Beginning of Period....      574,286      259,457       81,550           --      834,773      435,729
                           -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $   478,946  $   574,286  $   198,251  $    81,550  $   987,471  $   834,773
                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       34,612       33,479       22,254        6,946       38,101       29,028
   Shares Issued in Lieu
     of Cash
     Distributions.......          176          526            6           --          217          270
   Shares Redeemed.......      (32,228)      (7,956)      (8,083)         (22)     (21,350)      (8,295)
                           -----------  -----------  -----------  -----------  -----------  -----------
                                 2,560       26,049       14,177        6,924       16,968       21,003
                           ===========  ===========  ===========  ===========  ===========  ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                      TAX-MANAGED               TAX-MANAGED
                                     U.S. SMALL CAP          DFA INTERNATIONAL
                                       PORTFOLIO              VALUE PORTFOLIO
                                ------------------------  ------------------------
                                   YEAR         YEAR         YEAR         YEAR
                                   ENDED        ENDED        ENDED        ENDED
                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2002         2001
                                -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $       329  $     1,150  $     7,423  $     4,044
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................      (57,854)      (8,246)     (20,187)      (5,175)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............           --           --          (88)        (207)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency..........      (13,244)      34,410      (30,667)     (22,912)
  Translation of Foreign
    Currency Denominated
    Amounts...................           --           --           58           17
                                -----------  -----------  -----------  -----------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............      (70,769)      27,314      (43,461)     (24,233)
                                -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income.......       (1,133)        (690)      (3,866)      (1,421)
                                -----------  -----------  -----------  -----------
      Total Distributions.....       (1,133)        (690)      (3,866)      (1,421)
                                -----------  -----------  -----------  -----------
Capital Share Transactions
  (1):
  Shares Issued...............      244,302      250,563      318,714      277,523
  Shares Issued in Lieu of
    Cash Distributions........        1,129          685        3,866        1,421
  Shares Redeemed.............     (119,648)     (59,230)    (157,776)     (76,200)
                                -----------  -----------  -----------  -----------
  Net Increase (Decrease) from
    Capital Share
    Transactions..............      125,783      192,018      164,804      202,744
                                -----------  -----------  -----------  -----------
      Total Increase
        (Decrease)............       53,881      218,642      117,477      177,090
NET ASSETS
  Beginning of Period.........      382,381      163,739      288,440      111,350
                                -----------  -----------  -----------  -----------
  End of Period...............  $   436,262  $   382,381  $   405,917  $   288,440
                                ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       17,827       17,976       36,194       28,518
   Shares Issued in Lieu of
     Cash Distributions.......           75           52          430          138
   Shares Redeemed............       (9,424)      (4,374)     (18,729)      (8,213)
                                -----------  -----------  -----------  -----------
                                      8,478       13,654       17,895       20,443
                                ===========  ===========  ===========  ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         TAX-MANAGED U.S.                                TAX-MANAGED U.S.
                                                    MARKETWIDE VALUE PORTFOLIO                           EQUITY PORTFOLIO
                                   ------------------------------------------------------------      -------------------------
                                       YEAR            YEAR            YEAR          DEC. 14,          YEAR        SEPT. 25,
                                       ENDED           ENDED           ENDED         1998 TO           ENDED           TO
                                      NOV. 30         NOV. 30         NOV. 30        NOV. 30          NOV. 30       NOV. 30
                                       2002            2001            2000            1999            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.........................  $  11.46        $  10.77        $  10.64        $ 10.00           $  11.78     $ 10.00
                                   --------        --------        --------        -------           --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...      0.05            0.12            0.17           0.10               0.04        0.01
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................     (2.39)           0.77            0.12           0.61              (2.41)       1.77
                                   --------        --------        --------        -------           --------     -------
    Total From Investment
      Operations.................     (2.34)           0.89            0.29           0.71              (2.37)       1.78
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........     (0.03)          (0.16)          (0.16)         (0.07)             (0.01)         --
  Return of Capital..............        --           (0.04)             --             --                 --          --
                                   --------        --------        --------        -------           --------     -------
    Total Distributions..........     (0.03)          (0.20)          (0.16)         (0.07)             (0.01)         --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...  $   9.09        $  11.46        $  10.77        $ 10.64           $   9.40     $ 11.78
==============================================================================================================================
Total Return.....................    (20.43)%          8.17%           2.80%          7.02%#           (20.16)%     17.80%#
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)....................  $478,946        $574,286        $259,457        $99,579           $198,251     $81,550
Ratio of Expenses to Average Net
  Assets.........................      0.42%(1)        0.44%(1)        0.50%(1)       0.69%*(1)          0.25%(1)    0.25%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)........      0.42%(1)        0.44%(1)        0.50%(1)       0.69%*(1)          0.34%(1)    0.71%*(1)
Ratio of Net Investment Income to
  Average Net Assets.............      0.44%           0.97%           1.75%          1.27%*             0.50%       0.57%*
Ratio of Net Investment Income to
  Average Net Assets (exluding
  waivers and assumption of
  expenses)......................      0.44%           0.97%           1.75%          1.27%*             0.41%       0.11%*
Portfolio Turnover Rate..........       N/A             N/A             N/A            N/A                N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series....................        15%             11%             39%            10%                11%          4%*
------------------------------------------------------------------------------------------------------------------------------

                                                   TAX-MANAGED U.S.
                                              SMALL CAP VALUE PORTFOLIO
                                   ------------------------------------------------
                                     YEAR         YEAR         YEAR       DEC. 11,
                                     ENDED        ENDED        ENDED       1998 TO
                                    NOV. 30      NOV. 30      NOV. 30      NOV. 30
                                     2002         2001         2000         1999
---------------------------------
Net Asset Value, Beginning of
  Period.........................  $  14.63     $  12.08     $  11.19     $  10.00
                                   --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...      0.02         0.06         0.09         0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................     (1.25)        2.58         0.86         1.14
                                   --------     --------     --------     --------
    Total From Investment
      Operations.................     (1.23)        2.64         0.95         1.19
---------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........     (0.06)       (0.09)       (0.06)          --
  Return of Capital..............        --           --           --           --
                                   --------     --------     --------     --------
    Total Distributions..........     (0.06)       (0.09)       (0.06)          --
---------------------------------
Net Asset Value, End of Period...  $  13.34     $  14.63     $  12.08     $  11.19
=================================
Total Return.....................     (8.47)%      22.01%        8.50%       11.90%#
---------------------------------
Net Assets, End of Period
  (thousands)....................  $987,471     $834,773     $435,729     $266,735
Ratio of Expenses to Average Net
  Assets.........................      0.56%        0.57%        0.60%        0.64%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)........      0.56%        0.57%        0.60%        0.64%*
Ratio of Net Investment Income to
  Average Net Assets.............      0.13%        0.53%        0.88%        0.66%*
Ratio of Net Investment Income to
  Average Net Assets (exluding
  waivers and assumption of
  expenses)......................      0.13%        0.53%        0.88%        0.66%*
Portfolio Turnover Rate..........        11%          12%          50%          15%*
Portfolio Turnover Rate of Master
  Fund Series....................       N/A+         N/A+         N/A+         N/A+
---------------------------------

   *  Annualized
   #  Non-annualized
 (1) Represents the combined ratios for the Portfolio and its pro-rata share of the Master Fund Series.
 N/A  Refer to the Master Fund Series
 N/A+ Not applicable, as these Portfolios are stand-alone registered investment companies.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              TAX-MANAGED U.S.                                     TAX-MANAGED DFA
                                             SMALL CAP PORTFOLIO                            INTERNATIONAL VALUE PORTFOLIO
                                ---------------------------------------------       ---------------------------------------------
                                  YEAR        YEAR        YEAR      DEC. 15,          YEAR        YEAR        YEAR      APR. 16,
                                  ENDED       ENDED       ENDED      1998 TO          ENDED       ENDED       ENDED      1998 TO
                                NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,        NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                  2002        2001        2000        1999            2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $  14.54    $  12.95    $  12.19     $ 10.00        $   9.20    $  10.20    $  10.24     $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.01        0.05        0.05        0.02            0.14        0.11        0.13        0.03
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     (1.96)       1.59        0.74        2.17           (0.98)      (1.00)      (0.12)       0.21
                                --------    --------    --------     -------        --------    --------    --------     -------
    Total From Investment
      Operations..............     (1.95)       1.64        0.79        2.19           (0.84)      (0.89)       0.01        0.24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.04)      (0.05)      (0.03)         --           (0.12)      (0.11)      (0.05)         --
  Net Realized Gains..........        --          --          --          --              --          --          --          --
                                --------    --------    --------     -------        --------    --------    --------     -------
    Total Distributions.......     (0.04)      (0.05)      (0.03)         --           (0.12)      (0.11)      (0.05)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  12.55    $  14.54    $  12.95     $ 12.19        $   8.24    $   9.20    $  10.20     $ 10.24
=================================================================================================================================
Total Return..................    (13.45)%     12.69%       6.50%      21.90%#         (9.29)%     (8.83)%      0.04%       2.40%#
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $436,262    $382,381    $163,739     $67,274        $405,917    $288,440    $111,350     $39,242
Ratio of Expenses to Average
  Net Assets..................      0.57%       0.58%       0.61%       0.78%*          0.68%       0.76%       0.81%       1.56%*
Ratio of Net Investment Income
  to Average Net Assets.......      0.07%       0.40%       0.45%       0.37%*          1.84%       1.91%       1.86%       0.83%*
Portfolio Turnover Rate.......        10%         12%         54%          9%*             8%          4%          6%          0%*
---------------------------------------------------------------------------------------------------------------------------------

   *  Annualized
   #  Non-annualized

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers forty portfolios, five of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty-one are presented in separate reports and four have not commenced operations.

    The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively, each a corresponding Series of the DFA Investment Trust Company. At November 30, 2002, the Feeder Funds owned 71% and 100%, respectively, of the outstanding shares of their respective Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Feeder Funds accrue, on a daily basis, their respective share of income, net of expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

    The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2002, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Small Cap Value Portfolio........  0.50 of 1%
Tax Managed U.S. Small Cap Portfolio..............  0.50 of 1%
Tax Managed DFA International Value Portfolio.....  0.50 of 1%

    For the year ended November 30, 2002, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

Tax-Managed U.S. Marketwide Value Portfolio.......  $2,579
Tax-Managed U.S. Equity Portfolio.................    689
Tax-Managed U.S. Small Cap Value Portfolio........  4,537
Tax-Managed U.S. Small Cap Portfolio..............  1,918
Tax-Managed DFA International Value Portfolio.....  1,730

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                           OTHER INVESTMENT
                                              SECURITIES
                                          -------------------
                                          PURCHASES   SALES
                                          ---------  --------
Tax-Managed U.S. Small Cap Value
  Portfolio.............................  $358,845   $108,260
Tax-Managed U.S. Small Cap Portfolio....   161,055     44,156
Tax-Managed DFA International Value
  Portfolio.............................   197,917     30,071

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
Tax-Managed U.S. Marketwide Value
  Portfolio........................      $ 91,870         $ (66,461)      $ 25,409
Tax-Managed U.S. Equity
  Portfolio........................         8,623           (19,336)       (10,713)
Tax-Managed U.S. Small Cap Value
  Portfolio........................       240,802          (122,861)       117,941
Tax-Managed U.S. Small Cap
  Portfolio........................        88,537           (58,727)        29,810
Tax-Managed DFA International Value
  Portfolio........................        22,799           (77,720)       (54,921)

    At November 30, 2002, the Portfolios had capital loss carryforwards for federal income tax purposes as follows (amounts in thousands):

                                    EXPIRES ON NOVEMBER 30,
                           ------------------------------------------
                           2007   2008     2009      2010     TOTAL
                           ----  -------  -------  --------  --------
Tax-Managed U.S.
  Marketwide Value
  Portfolio..............  $703  $12,271  $19,886  $133,556  $166,416
Tax-Managed U.S. Equity
  Portfolio..............    --       --      146    23,366    23,512
Tax-Managed U.S. Small
  Cap Value Portfolio....    --    1,319       --   117,467   118,786
Tax-Managed U.S. Small
  Cap Portfolio..........   500    5,106    8,279    57,928    71,813
Tax-Managed DFA
  International Value
  Portfolio..............     1      843    5,202    19,272    25,318

    During the year ended November 30, 2002, Tax-Managed U.S. Small Cap Value Portfolio realized approximately $10,276,000 of net capital gains resulting from in-kind redemptions in which shareholders of the Portfolio elected to exchange shares of the Portfolio for securities, rather than cash. Because such gains are not taxable to the Portfolio, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings under the line of credit were as follows:

                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
                           -------------  ------------  -----------  --------  ---------------
Tax-Managed U.S. Small
  Cap Value Portfolio....      2.50%       $6,126,333        3        $1,276     $9,465,000
Tax-Managed DFA
  International Value
  Porfolio...............      2.43%          450,000        3            91        650,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings under the line of credit with the international custodian bank during the year ended November 30, 2002.

I. COMPONENTS OF NET ASSETS:

    At November 30, 2002, net assets consisted of (amounts in thousands):

                                       TAX-MANAGED    TAX-MANAGED    TAX-MANAGED
                                     U.S. MARKETWIDE  U.S. EQUITY  U.S. SMALL CAP
                                     VALUE PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                                     ---------------  -----------  ---------------
Paid-in Capital....................     $ 619,314      $231,671       $ 987,334
Accumulated Net Investment Income
  (Loss)...........................           640           805             982
Accumulated Net Realized Gain
  (Loss)...........................      (166,981)      (23,533)       (120,238)
Unrealized Appreciation
  (Depreciation) of Investment
  Securities.......................        25,975       (10,692)        119,393
                                        ---------      --------       ---------
Total Net Assets...................     $ 478,946      $198,251       $ 987,471
                                        =========      ========       =========

                                                       TAX-MANAGED
                                                           DFA
                                       TAX-MANAGED    INTERNATIONAL
                                     U.S. SMALL CAP       VALUE
                                        PORTFOLIO       PORTFOLIO
                                     ---------------  -------------
Paid-in Capital....................     $ 478,061        $478,963
Accumulated Net Investment Income
  (Loss)...........................           206           7,225
Accumulated Net Realized Gain
  (Loss)...........................       (72,269)        (26,422)
Accumulated Net Realized Foreign
  Exchange Gain (Loss).............            --             (88)
Unrealized Appreciation
  (Depreciation) of Investment
  Securities and Foreign
  Currency.........................        30,264         (53,781)
Unrealized Net Foreign Exchange
  Gain (Loss)......................            --              20
                                        ---------        --------
Total Net Assets...................     $ 436,262        $405,917
                                        =========        ========

J. SECURITIES LENDING:

    As of November 30, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30% for the domestic portfolios and 1.33% for the international portfolio. The repurchase agreements with J.P. Morgan Securities, UBS Warburg, and Mizuho Securities USA, comprising the pooled cash account bear interest rates ranging from 1.30% to 1.33 and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                                VALUE OF
                                                                COST/VALUE OF  COLLATERAL
                                MARKET VALUE      VALUE OF       POOLED CASH      FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT     REPURCHASE
                                   ON LOAN     INDEMNIFICATION   INVESTMENT    AGREEMENTS
                                -------------  ---------------  -------------  -----------
Tax-Managed U.S. Small Cap
  Value Portfolio.............   $33,649,642     $35,596,801     $35,596,801   $36,464,465
Tax-Managed U.S. Small Cap
  Portfolio...................    21,640,760      22,980,043      22,980,043    23,540,178
Tax-Managed DFA International
  Value Portfolio.............    31,305,119      33,607,476      33,607,476    33,608,225

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodians and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART
--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES  RUSSELL 3000 VALUE INDEX
                                               $10,000                   $10,000
Jan-1999                                       $10,068                   $10,056
Feb-1999                                        $9,710                    $9,872
Mar-1999                                       $10,059                   $10,056
Apr-1999                                       $11,262                   $10,994
May-1999                                       $11,437                   $10,905
Jun-1999                                       $11,718                   $11,228
Jul-1999                                       $11,272                   $10,903
Aug-1999                                       $10,884                   $10,500
Sep-1999                                       $10,321                   $10,144
Oct-1999                                       $10,486                   $10,670
Nov-1999                                       $10,428                   $10,595
Dec-1999                                       $10,592                   $10,664
Jan-2000                                        $9,981                   $10,321
Feb-2000                                        $9,283                    $9,648
Mar-2000                                       $10,379                   $10,739
Apr-2000                                       $10,651                   $10,626
May-2000                                       $10,535                   $10,720
Jun-2000                                        $9,885                   $10,284
Jul-2000                                       $10,379                   $10,427
Aug-2000                                       $11,009                   $10,999
Sep-2000                                       $10,892                   $11,089
Oct-2000                                       $11,212                   $11,341
Nov-2000                                       $10,747                   $10,932
Dec-2000                                       $11,776                   $11,519
Jan-2001                                       $12,629                   $11,581
Feb-2001                                       $12,474                   $11,280
Mar-2001                                       $12,096                   $10,896
Apr-2001                                       $12,833                   $11,428
May-2001                                       $13,133                   $11,687
Jun-2001                                       $12,987                   $11,479
Jul-2001                                       $12,813                   $11,439
Aug-2001                                       $12,057                   $11,009
Sep-2001                                       $10,573                   $10,203
Oct-2001                                       $10,631                   $10,139
Nov-2001                                       $11,640                   $10,738
Dec-2001                                       $11,998                   $11,019
Jan-2002                                       $11,581                   $10,951
Feb-2002                                       $11,416                   $10,972
Mar-2002                                       $11,902                   $11,514
Apr-2002                                       $11,446                   $11,180
May-2002                                       $11,300                   $11,201
Jun-2002                                       $10,194                   $10,590
Jul-2002                                        $8,933                    $9,561
Aug-2002                                        $9,079                    $9,625
Sep-2002                                        $8,244                    $8,581
Oct-2002                                        $8,681                    $9,180
Nov-2002                                        $9,282                    $9,768

      ANNUALIZED                  ONE           FROM
      TOTAL RETURN (%)           YEAR       JANUARY 1999
      --------------------------------------------------
                                    -20.26         -1.88

[SIDE NOTE]
- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell 3000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. EQUITY SERIES VS.
WILSHIRE 5000 INDEX
OCTOBER 2001-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE TAX-MANAGED U.S. EQUITY SERIES  WILSHIRE 5000 INDEX
                                     $10,000              $10,000
Oct-2001                             $10,527              $10,254
Nov-2001                             $11,504              $11,038
Dec-2001                             $11,689              $11,237
Jan-2002                             $11,435              $11,098
Feb-2002                             $11,035              $10,869
Mar-2002                             $11,601              $11,345
Apr-2002                             $10,947              $10,792
May-2002                             $10,713              $10,664
Jun-2002                              $9,795               $9,915
Jul-2002                              $8,887               $9,114
Aug-2002                              $8,975               $9,168
Sep-2002                              $8,125               $8,249
Oct-2002                              $8,750               $8,880
Nov-2002                              $9,189               $9,415

    ANNUALIZED                  ONE           FROM
    TOTAL RETURN (%)           YEAR       OCTOBER 2001
    --------------------------------------------------
                                  -20.12         -6.99

[SIDE NOTE]
- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.

Past performance is not predictive of future performance.
Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Wilshire 5000 Index courtesy of Wilshire Associates Incorporated.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.8%)
 1st Source Corp........................      7,700   $    126,280
 *3 Dimensional Pharmaceuticals, Inc....      5,700         26,362
 *3COM Corp.............................    193,900      1,003,432
 *3TEC Energy Corp......................      7,200         98,676
 AAR Corp...............................      8,900         48,950
 *Abgenix, Inc..........................     47,200        438,252
 *#Abiomed, Inc.........................      5,500         27,225
 *Acceptance Insurance Companies,
   Inc..................................      2,200            166
 *Ace Cash Express, Inc.................        400          3,220
 *Aclara Biosciences, Inc...............      9,400         21,855
 *Acme Communications, Inc..............        338          2,555
 *#ACT Manufacturing, Inc...............        300              2
 *#ACT Teleconferencing, Inc............      8,600         11,782
 *Actel Corp............................      7,300        140,561
 *Active Power, Inc.....................     43,900         89,775
 *Adaptec, Inc..........................     36,500        245,827
 *ADC Telecommunications, Inc...........     71,000        154,425
 *ADE Corp..............................      2,600         21,450
 *Adept Technology, Inc.................      1,300            708
 *#Administaff, Inc.....................     30,800        209,440
 *Advanced Digital Information Corp.....     20,700        154,111
 *Advanced Micro Devices, Inc...........    217,000      1,844,500
 *Advanced Power Technology, Inc........      1,200          5,598
 Advanta Corp. Class A..................     14,400        135,000
 Advanta Corp. Class B Non-Voting.......     15,000        145,725
 *Aehr Test Systems.....................        500          1,475
 *Aeroflex, Inc.........................      8,800         68,420
 *Aether Systems, Inc...................     13,900         48,441
 Aetna, Inc.............................     91,900      3,469,225
 *Aetrium, Inc..........................        900          1,071
 *AG Services America, Inc..............        400          3,300
 *Agco Corp.............................     47,700      1,151,478
 *Agere Systems, Inc. Class B...........     83,098        117,168
 *Agile Software Corp...................     17,600        158,048
 *AHL Services, Inc.....................      3,360          1,495
 *Air Methods Corp......................      1,900         10,060
 Airborne, Inc..........................     16,000        229,280
 *Airgas, Inc...........................     78,300      1,316,223
 *Airnet Systems, Inc...................      4,000         20,120
 *AK Steel Holding Corp.................     96,860        784,566
 Alamo Group, Inc.......................      3,800         45,220
 *Alaska Air Group, Inc.................     25,800        546,186
 Albany International Corp. Class A.....     17,000        353,600
 Albemarle Corp.........................      3,900        121,485
 Alcoa, Inc.............................      2,552         65,204
 Alexander & Baldwin, Inc...............     19,000        468,445
 *Alexion Pharmaceuticals, Inc..........      8,200        143,992
 Alfa Corp..............................      3,600         45,180
 *Align Technology, Inc.................      1,000          3,485
 *All American Semiconductor, Inc.......      1,300          3,282
 *Allegheny Corp........................      2,178        402,930
 *Allen Telecom, Inc....................     17,200        164,260
 *Alliance Semiconductor Corp...........      4,150         18,198
 *Allied Healthcare International,
   Inc..................................      1,200          5,160
 *Allied Healthcare Products, Inc.......        400          1,202
 *Allied Holdings, Inc..................      1,100          3,575
 *Allied Waste Industries, Inc..........     72,300        772,164
                                           SHARES        VALUE+
                                           ------        ------
 *Allou Health & Beauty Care, Inc.
   Class A..............................      1,000   $      2,700
 *Alloy Online, Inc.....................     11,500        136,677
 *Allsctipts Healthcare Solutions,
   Inc..................................     17,100         50,103
 Allstate Corp..........................    213,700      8,340,711
 *Alpha Technologies Group, Inc.........        300            406
 Alpharma, Inc. Class A.................      5,400         72,630
 *Ambassadors Group, Inc................        700          9,457
 *Ambassadors, Inc......................      4,000         34,780
 *AMC Entertainment, Inc................      8,700         85,695
 Amerada Hess Corp......................     25,900      1,450,400
 *#Amerco, Inc..........................      1,200          5,514
 *America Services Group, Inc...........        400          6,010
 *American Dental Partners, Inc.........        500          4,475
 American Financial Group, Inc..........     35,700        847,875
 *American Greetings Corp. Class A......     32,500        528,775
 *American Independence Corp............      2,700          7,290
 *American Medical Security Group,
   Inc..................................      7,200         82,728
 American National Insurance Co.........     23,800      2,111,536
 *American Pacific Corp.................        500          4,375
 *American Physicians Capital, Inc......      4,000         74,140
 *American Power Conversion Corp........      3,000         48,345
 *American Retirement Corp..............     11,000         18,150
 *American Software, Inc. Class A.......      4,500         12,870
 *American Technical Ceramics Corp......        500          2,600
 *American West Bancorporation..........        550          7,675
 *#Americredit Corp.....................     10,600         88,192
 *#Ameripath, Inc.......................     10,700        180,883
 AmerisourceBergen Corp.................     24,272      1,408,261
 AmerUs Group Co........................     10,000        320,500
 *AMR Corp..............................     25,800        199,692
 *Amrep Corp............................        500          3,795
 AmSouth Bancorporation.................      2,500         47,675
 Anadarko Petroleum Corp................    161,334      7,614,965
 *Analysts International Corp...........      9,700         22,261
 *Anaren Microwave, Inc.................      8,200         94,710
 *Andrew Corp...........................     34,200        385,263
 *Ann Taylor Stores Corp................     26,250        623,437
 *AnswerThink Consulting Group, Inc.....     16,300         43,276
 *Anthem, Inc...........................      9,239        547,411
 *AOL Time Warner, Inc..................    827,700     13,549,449
 *APA Optics, Inc.......................      5,200          9,152
 Apache Corp............................     84,260      4,539,929
 *Apple Computer, Inc...................     93,400      1,450,035
 *Applica, Inc..........................      2,500         12,400
 *Applied Films Corp....................      5,400        109,620
 Applied Industrial Technologies, Inc...      4,900         88,200
 *Applied Innovation, Inc...............      4,000         14,140
 *Applied Molecular Evolution, Inc......      2,100          4,294
 *Applied Signal Technologies, Inc......      2,400         25,572
 *Apropos Technology, Inc...............      3,800          6,061
 *Aradigm Corp..........................      5,400         10,584
 *Arch Capital Group, Ltd...............      9,000        271,980
 Arch Chemicals, Inc....................     20,300        413,714
 Arch Coal, Inc.........................     18,995        380,090
 Archer-Daniels Midland Co..............    425,565      5,672,781
 *Arena Pharmaceuticals, Inc............     12,400         82,646
 Argonaut Group, Inc....................         50            820

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Arkansas Best Corp....................     11,000   $    322,190
 *Arqule, Inc...........................     10,900         64,255
 *Arris Group, Inc......................     87,700        294,233
 *Arrow Electronics, Inc................     57,200        922,636
 *Artesyn Technologies, Inc.............      8,100         33,250
 Arvinmeritor, Inc......................        200          3,294
 *Ascential Software Corp...............    162,100        485,489
 *Ashworth, Inc.........................      4,000         20,820
 *Aspect Communications Corp............     21,500         67,832
 *Aspect Medical Systems, Inc...........      1,600          7,704
 *#Aspen Technology, Inc................      3,800         13,167
 *Astec Industries, Inc.................     10,800        110,592
 #Astoria Financial Corp................      5,400        142,128
 *#AstroPower, Inc......................      6,400         56,000
 *Asyst Technologies, Inc...............     12,900        108,231
 AT&T Corp..............................    255,600      7,167,024
 *AT&T Wireless Services, Inc...........  2,308,066     17,425,898
 Atlanta Sosnoff Capital Corp...........        600          5,940
 *Atlas Air, Inc........................      2,000          5,240
 *ATP Oil & Gas Corp....................      6,900         28,600
 *Atrion Corp...........................        200          4,331
 *Audiovox Corp. Class A................     23,400        254,592
 *August Technology Corp................      8,600         58,222
 *Ault, Inc.............................        300            721
 *Aurora Foods, Inc.....................     24,692         15,309
 *autobytel.com, Inc....................      7,300         21,900
 *AutoNation, Inc.......................    324,600      4,005,564
 *Avanex Corp...........................        300            504
 *Avatar Holdings, Inc..................      1,700         41,650
 *Avenue A, Inc.........................     13,000         45,175
 *Aviall, Inc...........................      5,600         45,696
 *Avid Technology, Inc..................      4,700         92,261
 *Avigen, Inc...........................     24,900        200,943
 *Avocent Corp..........................     20,400        480,828
 AVX Corp...............................      1,000         12,850
 *Aware, Inc............................     26,100         73,471
 *Axcelis Technologies, Inc.............     51,400        419,938
 *Axeda Systems, Inc....................        500            387
 *Axsys Technologies, Inc...............        300          2,260
 *Aztar Corp............................     31,900        452,023
 *AZZ, Inc..............................      3,600         45,900
 Baldwin & Lyons, Inc. Class B..........      1,200         28,716
 *Bancinsurance Corp....................      1,800          8,487
 Bandag, Inc............................      4,500        183,330
 Bandag, Inc. Class A...................      2,600         93,860
 Bank of America Corp...................     14,000        981,120
 Bank of Hawaii Corp....................     64,600      1,969,008
 Bank One Corp..........................     11,400        450,186
 *Bank United Financial Corp. Class A..      12,800        199,936
 Banknorth Group, Inc...................      3,000         66,090
 Banner Corp............................      1,000         19,995
 Banta Corp.............................     13,000        398,450
 *Barnes & Noble, Inc...................     14,000        331,380
 *Barry (R.G.) Corp.....................      1,100          5,170
 *Bay View Capital Corp.................     37,000        215,340
 *Baycorp Holdings, Ltd.................        600          8,820
 *Be Aerospace, Inc.....................     15,800         59,803
 Bear Stearns Companies, Inc............     49,622      3,175,808
 *Beazer Homes USA, Inc.................      4,501        287,029
 Belden, Inc............................      4,200         70,560
 *Bell Industries, Inc..................      2,700          4,185
 *Bell Microproducts, Inc...............      4,400         32,824
                                           SHARES        VALUE+
                                           ------        ------
 Belo Corp. Class A.....................     69,100   $  1,602,429
 *Benchmark Electronics, Inc............      8,400        261,324
 Berkley (W.R.) Corp....................     15,750        622,125
 *Bethlehem Steel Corp..................      8,800          1,804
 *Beverly Enterprises...................     51,000        166,260
 *Big Lots, Inc.........................     84,200      1,069,340
 *Bio Technology General Corp...........     11,700         49,666
 *Bio-Logic Systems Corp................        300          1,207
 *BioMarin Pharmaceutical, Inc..........     15,200        129,200
 *#Bio-Rad Laboratories, Inc.
   Class A..............................      4,000        158,000
 *Biosource International, Inc..........      2,600         15,080
 *Black Box Corp........................      7,000        349,475
 Blockbuster, Inc. Class A..............     29,100        633,216
 *Blonder Tongue Laboratories, Inc......        500          1,125
 *Blue Rhino Corp.......................      1,900         36,765
 *Bluegreen Corp........................      5,100         19,380
 BMC Industries, Inc....................        300            555
 Bob Evans Farms, Inc...................     19,600        478,730
 *Boca Resorts, Inc.....................     35,200        406,560
 *Bogen Communications International,
   Inc..................................        700          3,083
 Boise Cascade Corp.....................     14,400        389,952
 *Bombay Co., Inc.......................      9,900         41,976
 *Bon-Ton Stores, Inc...................        900          3,721
 *Books-a-Million, Inc..................      5,000         13,150
 *Borders Group, Inc....................     19,100        349,530
 Borg-Warner, Inc.......................     23,100      1,190,112
 *Borland Software Corp.................      9,700        128,525
 *Boston Biomedical, Inc................        400          1,070
 *Boston Communications Group, Inc......      5,300         71,656
 *Bottomline Technologies, Inc..........      4,000         23,080
 Bowater, Inc...........................      9,100        394,758
 Bowne & Co., Inc.......................     29,300        310,580
 *Boyd Gaming Corp......................     42,300        602,775
 *Brass Eagle, Inc......................      3,600         31,644
 *Brigham Exploration Co................      1,100          4,378
 *#Broadcom Corp........................     71,700      1,406,037
 Brookline Bancorp, Inc.................     25,150        286,961
 *Brooks-PRI Automation Inc.............     12,100        174,603
 *Brookstone, Inc.......................      1,500         22,732
 *Brooktrout, Inc.......................      3,300         16,434
 *Brown (Tom), Inc......................     17,900        435,865
 Brown Shoe Company, Inc................      8,900        214,490
 Brunswick Corp.........................     51,400      1,080,428
 *BSQUARE Corp..........................      5,400          7,263
 *BTU International, Inc................      1,000          2,550
 *Buca, Inc.............................     15,300        143,514
 *Buckeye Technology, Inc...............     18,600        125,178
 *Building Materials Holding Corp.......      7,000         93,835
 Burlington Coat Factory Warehouse
   Corp.................................     36,600        756,522
 Burlington Northern Santa Fe Corp......    311,900      7,900,427
 Bush Industries, Inc. Class A..........      1,100          7,579
 *BWAY Corp.............................        600         11,778
 *C-COR.Net Corp........................     10,500         42,157
 *Cable Design Techologies Corp.........     20,700        167,670
 Cabot Oil & Gas Corp. Class A..........     17,100        395,010
 *Cache, Inc............................        700         10,129
 Calgon Carbon Corp.....................     32,900        163,842
 *California Amplifier, Inc.............      1,600          8,968
 *California Coastal Communities, Inc...        700          3,860
 *Caliper Technologies Corp.............     17,200         60,286

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Callon Petroleum Corp.................     11,000   $     64,570
 *Caminus Corp..........................      1,700          3,799
 *Candela Laser Corp....................      2,700         17,469
 *Capital Pacific Holdings, Inc.........      1,100          3,509
 *Capital Senior Living Corp............      3,900         10,335
 *Capital Trust, Inc....................      1,400          6,300
 *Captaris, Inc.........................      9,600         22,848
 Caraustar Industries, Inc..............     23,600        219,598
 *#CarMax, Inc..........................     21,729        428,061
 *Carreker Corp.........................      5,800         36,685
 *Carriage Services, Inc. Class A.......      4,100         18,245
 *Carrier Access Corp...................      2,800          1,610
 *Carrizo Oil & Gas, Inc................      1,700          7,769
 Cascade Corp...........................      3,000         42,000
 *Casella Waste Systems, Inc. Class A..       9,500         69,445
 Casey's General Stores, Inc............     23,600        286,976
 Cash America International, Inc........     10,400         93,912
 *Castle (A.M.) & Co....................     11,200         58,800
 *Casual Male Retail Group, Inc.........      1,000          3,960
 *Catalytica Energy Systems, Inc........      5,900         16,697
 Cato Corp. Class A.....................        400          7,920
 *Cavalier Homes, Inc...................      5,800         13,572
 CBRL Group, Inc........................     60,100      1,638,927
 *CDI Corp..............................      8,600        247,336
 *Celadon Group, Inc....................      2,000         20,630
 *Celeritek, Inc........................     11,600         78,532
 *Cell Genesys, Inc.....................     15,500        202,352
 *CellStar Corp.........................      3,100         14,523
 *Cendant Corp..........................    196,079      2,466,674
 Centex Construction Products, Inc......      7,300        263,457
 #Centex Corp...........................     60,500      3,044,965
 *Central Garden & Pet Co...............      7,100        135,965
 Central Parking Corp...................     21,300        413,007
 Century Aluminum Co....................     24,600        188,682
 *Century Business Services, Inc........     42,800        139,314
 #CenturyTel, Inc.......................      3,100         95,728
 *Ceradyne, Inc.........................      1,000          6,405
 *Ceres Group, Inc......................      1,100          1,892
 *CGI Group, Inc........................      3,332         16,827
 *Chalone Wine Group, Ltd...............        700          5,810
 *Champion Enterprises, Inc.............     28,800        105,120
 *Championship Auto Racing Teams,
   Inc..................................      1,300          5,551
 *Channell Commercial Corp..............        700          3,255
 *Charles and Colvard, Ltd..............      1,000          5,920
 *Charming Shoppes, Inc.................     50,800        241,046
 *Chart Industries, Inc.................      3,900          2,457
 *Checkers Drive-In Restaurant, Inc.....      3,100         23,591
 *#CheckFree Corp.......................     26,200        513,389
 *Checkpoint System, Inc................     24,200        263,538
 Chemed Corp............................      1,200         44,160
 #Chesapeake Energy Corp................      3,000         20,790
 *Chromcraft Revington, Inc.............        700          9,135
 *Chronimed, Inc........................      3,100         18,538
 *Ciber, Inc............................     29,400        176,400
 *CIENA Corp............................        600          3,993
 *Cima Laboratories, Inc................      1,800         47,880
 *Cimarex Energy Co.....................      6,111         92,398
 Cincinnati Financial Corp..............    136,900      5,287,762
 *Ciphergen Biosystems, Inc.............      6,900         24,046
 *Ciprico, Inc..........................        400          1,502
 CIRCOR International, Inc..............      1,150         17,744
                                           SHARES        VALUE+
                                           ------        ------
 Circuit City Stores, Inc. (Circuit City
   Group)...............................    162,100   $  1,569,128
 *Cirrus Logic, Inc.....................     28,300        170,366
 Citigroup, Inc.........................     45,069      1,752,283
 *#Citizens Communications Co...........    133,500      1,316,310
 City Holding Co........................      6,500        194,415
 *CKE Restaurants, Inc..................     18,400         91,632
 *Clark/Bardes Holdings, Inc............      5,000         91,250
 *Clarus Corp...........................      4,700         26,602
 #Clayton Homes, Inc....................     23,500        316,780
 *Clayton Williams Energy, Inc..........      6,100         66,917
 *#Clean Harbors, Inc...................      3,200         46,704
 *Clear Channel Communications, Inc.....    405,700     17,631,722
 *Cleveland Cliffs, Inc.................      6,200        128,650
 *CNA Financial Corp....................    158,700      3,932,586
 *CNET Networks, Inc....................      6,000         18,480
 Coachmen Industries, Inc...............      6,400        102,080
 *Cobra Electronic Corp.................      1,200          7,566
 Coca-Cola Enterprises, Inc.............    356,500      7,589,885
 *Coherent, Inc.........................     13,100        279,292
 *Cohesion Technologies, Inc............     11,000         42,295
 *Coldwater Creek, Inc..................        400          6,350
 *Collins & Aikman Corp.................      6,700         27,470
 *Colorado Medtech, Inc.................      6,100         12,505
 *Columbia Banking System, Inc..........      7,260         97,357
 *Columbus McKinnon Corp................      6,100         28,639
 *Comarco, Inc..........................      8,700         72,514
 *Comcast Corp. Class A.................    428,933     10,013,441
 *Comcast Corp. Special Class A Non-
   Voting...............................    601,700     13,703,717
 *Comfort Systems USA, Inc..............     13,700         43,155
 Commerce Bancshares, Inc...............      1,543         61,833
 Commerce Group, Inc....................      8,000        290,400
 Commercial Federal Corp................     33,800        758,810
 Commercial Metals Co...................     18,600        312,480
 *Commscope, Inc........................     21,500        193,500
 *Community West Bancshares.............        400          1,852
 Compass Bancshares, Inc................      2,700         87,183
 *Compucom Systems, Inc.................     14,500         96,642
 *CompuCredit Corp......................     36,500        262,435
 *Computer Access Technology Corp.......     14,600         30,368
 Computer Associates International,
   Inc..................................    120,500      1,820,755
 *Computer Horizons Corp................      9,600         33,792
 *Computer Network Technology Corp......     12,600        117,054
 *Computer Task Group, Inc..............      5,600         20,160
 *Compuware Corp........................    151,500        826,432
 *Comshare, Inc.........................      2,100          4,126
 *Comstock Resources, Inc...............     13,700        115,628
 *Comtech Telecommunications Corp.......      1,800         17,289
 *Comverse Technology, Inc..............    237,100      2,877,208
 *Concerto Software, Inc................      2,700         17,158
 *Concord Camera Corp...................     11,500         69,287
 *Cone Mills Corp.......................      5,900         12,390
 *Conmed Corp...........................     14,250        271,819
 *Consolidated Graphics, Inc............      5,700        116,850
 *Continental Airlines, Inc.............     21,100        198,340
 *Continental Materials Corp............        100          2,600
 *Convera Corp..........................      8,800         27,588
 Cooper Tire & Rubber Co................     31,600        502,440
 *CoorsTek, Inc.........................      9,050        206,928
 *Corixa Corp...........................      4,200         30,156

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Corn Products International, Inc.......     31,700   $    940,539
 *Cornell Companies, Inc................      1,100         10,153
 *Corning, Inc..........................     90,500        400,915
 *Correctional Services Corp............        700          1,683
 *Corrections Corporation of America....     11,900        213,010
 *Corrpro Companies, Inc................        400            232
 Corus Bankshares, Inc..................      6,700        302,572
 Countrywide Credit Industries, Inc.....     80,600      3,973,580
 *Covenant Transport, Inc. Class A......     15,100        267,119
 *Coventry Health Care, Inc.............     22,200        638,250
 *Cox Communications, Inc...............    356,500     10,794,820
 *Cox Radio, Inc........................     15,000        369,750
 *Credence Systems Corp.................     38,600        417,266
 *Credit Acceptance Corp................     35,400        283,200
 *#Cree Research, Inc...................     29,900        707,583
 *Cross (A.T.) Co. Class A..............      1,100          6,600
 *Crown Castle International Corp.......      3,000         11,880
 *Crown Cork & Seal Co., Inc............     67,300        581,472
 *#Cryolife, Inc........................      1,100          6,017
 *CSS Industries, Inc...................      1,700         59,330
 CSX Corp...............................    191,300      5,289,445
 Cubic Corp.............................     31,500        533,925
 *Culp, Inc.............................      2,500         22,250
 *Cumulus Media, Inc. Class A...........     15,600        258,570
 *CuraGen Corp..........................     20,800        111,280
 *Curative Health Services, Inc.........      2,500         38,800
 Curtiss-Wright Corp-Cl B W/I...........        636         38,224
 *Cutter & Buck, Inc....................      2,500         10,675
 *Cyberoptics Corp......................        700          5,001
 *Cybersource Corp......................      6,500         16,282
 *#Cypress Semiconductor Corp...........     46,900        405,216
 *Cysive, Inc...........................      7,900         21,290
 *Cytec Industries, Inc.................     12,500        334,125
 D & K Healthcare Resources, Inc........      1,900         17,527
 *Daisytek International Corp...........      7,100         58,646
 Dana Corp..............................    126,500      1,707,750
 *Danielson Holding Corp................      5,000          9,750
 *Datalink Corp.........................     12,500         40,125
 *Dataram Corp..........................      1,600          6,488
 *Datastream Systems, Inc...............      3,900         23,673
 *Dave and Busters, Inc.................      3,900         30,693
 *DaVita, Inc...........................     50,000      1,282,500
 *Dawson Geophysical Co.................        400          2,074
 *Deckers Outdoor Corp..................      1,900          7,400
 Deere & Co.............................      2,500        127,875
 *Delphax Technologies, Inc.............        400          1,208
 Delphi Financial Group, Inc. Class A..       7,100        271,575
 Delta Air Lines, Inc...................     38,500        519,750
 *Denbury Resources, Inc................     24,100        248,953
 *Dendreon Corp.........................      6,400         25,920
 *Department 56, Inc....................      3,900         47,853
 *Devcon International Corp.............        300          1,998
 Devon Energy Corp......................     81,900      3,750,201
 Diebold, Inc...........................        200          7,926
 *Diedrich Coffee, Inc..................        400          1,786
 *Digi International, Inc...............      4,300         13,072
 *Digimarc Corp.........................      1,500         23,857
 *Digital Lightwave, Inc................        100            211
 *DigitalThink Inc......................      1,900          3,866
 *Digitas, Inc..........................     15,500         49,135
 Dillards, Inc. Class A.................     73,900      1,427,748
 Dime Community Bancorp, Inc............     13,275        273,067
                                           SHARES        VALUE+
                                           ------        ------
 Dimon, Inc.............................     55,600   $    339,160
 *Diodes, Inc...........................      2,000         21,530
 *Discovery Partners International......      7,800         24,960
 Disney (Walt) Co.......................    175,400      3,476,428
 *Ditech Communications Corp............     13,600         32,640
 *divine, Inc. Class A..................      1,700          2,983
 *Dixie Group, Inc......................        800          3,184
 *Dollar Thrifty Automotive Group,
   Inc..................................     22,900        482,732
 *Dominion Homes, Inc...................        700         11,739
 Dominion Resources, Inc................      1,194         60,834
 *DoubleClick, Inc......................     60,100        429,715
 Dover Motorsports, Inc.................      1,900          7,220
 Downey Financial Corp..................     11,700        462,267
 *#Dress Barn, Inc......................     14,800        205,720
 *Drew Industries, Inc..................        700         11,515
 *Drugstore.com, Inc....................     26,300         54,967
 *DT Industries, Inc....................        200            500
 *Duane Reade, Inc......................      8,400        159,516
 *Ducommun, Inc.........................        700          9,730
 *DuPont Photomasks, Inc................      8,000        222,360
 *Dura Automotive Systems, Inc..........      5,500         53,487
 *DUSA Pharmaceuticals, Inc.............     10,100         18,483
 *DVI, Inc..............................     11,200         99,008
 *Dwyer Group, Inc......................        500          1,972
 *Dyax Corp.............................     18,600         37,851
 *Dycom Industries, Inc.................     21,399        323,339
 *Dynamex, Inc..........................        700          1,995
 *E Trade Group, Inc....................    203,000      1,153,040
 *E.piphany, Inc........................     32,500        161,850
 *EarthLink, Inc........................     60,600        377,538
 Eaton Corp.............................      1,600        121,392
 *#Eden Bioscience Corp.................      7,800         12,831
 *EDGAR Online, Inc.....................        600          1,002
 *Edge Petroleum Corp...................      2,800          9,562
 *Edgewater Technology, Inc.............      7,700         32,301
 *eFunds Corp...........................     16,300        147,107
 *EGL, Inc..............................     12,800        200,576
 *Elder-Beerman Stores Corp.............      1,200          2,160
 *Electro Rent Corp.....................     11,400        137,826
 *Electro Scientific Industries, Inc....      7,500        182,625
 *Electronics for Imaging, Inc..........     24,000        425,520
 *eLoyalty Corp.........................      2,100          9,250
 *Emisphere Technologies, Inc...........      6,000         23,880
 *Emmis Broadcasting Corp. Class A......     18,800        431,930
 *EMS Technologies, Inc.................      3,400         51,748
 *Emulex Corp...........................      5,000        120,700
 *Encore Med Corp.......................      1,200          3,324
 *Encore Wire Corp......................      1,000         10,295
 Energen Corp...........................     11,300        301,936
 *Energy Partners, Ltd..................     11,500        106,375
 *Enesco Group, Inc.....................      3,600         25,452
 ENSCO International, Inc...............      6,246        174,763
 *Entravision Communications Corp.......     36,600        399,306
 EOG Resources, Inc.....................     16,800        651,336
 *ePlus, Inc............................      2,400         17,724
 *ePresence, Inc........................      6,400         15,392
 *Equity Oil Co.........................        900          1,732
 *Esco Technologies, Inc................      5,700        209,247
 *Esterline Technologies Corp...........      8,200        161,130
 *Evans & Sutherland Computer Corp......        700          3,762
 *Exar Corp.............................     15,400        217,448
 *EXCO Resources, Inc...................        500          8,315

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Exelixis, Inc.........................     48,700   $    440,248
 *Exponent, Inc.........................        500          6,462
 *Extended Stay America, Inc............     52,900        740,071
 *Extreme Networks, Inc.................     23,300        105,199
 *Exult, Inc............................     15,000         48,300
 #Fair, Isaac & Co., Inc................      8,615        377,337
 *Fairchild Corp. Class A...............      7,200         36,432
 Farmer Brothers Co.....................        500        155,502
 *Faro Technologies, Inc................      1,400          2,884
 FBL Financial Group, Inc. Class A......     18,200        305,214
 *Federated Department Stores, Inc......    171,600      5,607,888
 #FedEx Corp............................      4,782        251,390
 *Fibermark, Inc........................        500          3,385
 Fidelity National Financial, Inc.......     22,143        716,326
 *Finish Line, Inc. Class A.............     11,700        123,903
 First American Financial Corp..........     28,900        592,161
 *First Cash Financial Services, Inc....      1,800         18,225
 First Charter Corp.....................      7,900        143,701
 First Citizens Bancshares, Inc.........      3,900        393,120
 *First Horizon Pharmaceutical Corp.....      6,900         41,779
 First Indiana Corp.....................      4,375         91,372
 *First Mariner Bank Corp...............        300          3,229
 First Niagara Financial Group, Inc.....     11,000        336,490
 *First Republic Bank...................      6,800        141,440
 First Sentinel Bancorp, Inc............      9,600        140,544
 First Virginia Banks, Inc..............        150          5,655
 *FirstFed Financial Corp...............      7,800        212,550
 *Flanders Corp.........................      1,900          3,448
 #Fleming Companies, Inc................     21,700        162,750
 *Florida Banks, Inc....................        400          3,170
 Florida East Coast Industries, Inc.....      5,400        125,010
 *Flow International Corp...............      1,400          4,767
 Flowers Foods, Inc.....................     13,700        329,759
 *Flowserve Corp........................     13,600        206,992
 *FMC Corp..............................      1,000         28,340
 *FMC Technologies, Inc.................      1,719         33,125
 *Foodarama Supermarkets, Inc...........        100          2,750
 *Foot Locker, Inc......................     32,000        428,800
 *Footstar, Inc.........................      3,100         19,592
 *Forest Oil Corp.......................     49,750      1,323,350
 Fortune Brands, Inc....................      2,000         97,540
 *Foster (L.B.) Co. Class A.............        700          2,884
 *#Foster Wheeler, Ltd..................     42,400         71,232
 *Fotoball USA, Inc.....................        300          1,249
 *Fox Entertainment Group, Inc.
   Class A..............................     74,800      1,994,168
 *#FPIC Insurance Group, Inc............      1,800         11,700
 *Franklin Covey Co.....................      4,200          7,140
 Fremont General Corp...................     32,300        135,660
 *Fresh Choice, Inc.....................        400            738
 *Friede Goldman Halter, Inc............      5,200             29
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................      5,500         49,500
 Friedmans, Inc. Class A................      3,600         31,914
 *Frontier Airlines, Inc................      8,000         46,080
 *Frozen Food Express Industries, Inc...      4,300         10,492
 *FSI International, Inc................      7,500         33,937
 *FuelCell Energy, Inc..................     11,100        100,566
 *G-III Apparel Group, Ltd..............        500          3,690
 *Gadzooks, Inc.........................      6,200         31,868
 *Galyan's Trading Co...................     10,500        141,277
 *GameTech International, Inc...........        800          3,692
                                           SHARES        VALUE+
                                           ------        ------
 *Garden Fresh Restaurant Corp..........      1,400   $     15,792
 *Gardner Denver Machinery, Inc.........      4,500         77,175
 *Gart Sports Co........................      2,100         55,146
 *Gateway, Inc..........................    192,800        734,568
 *Gaylord Entertainment Co..............     29,700        591,030
 *Gehl Co...............................        400          3,576
 *Genaissance Pharmaceuticals, Inc......        100             97
 Gencorp, Inc...........................     27,600        223,560
 *Gene Logic, Inc.......................      7,600         59,812
 *General Binding Corp..................      2,600         33,891
 *General Communications, Inc.
   Class A..............................     16,200         94,851
 *General Motors Corp. Class H..........    186,700      2,180,656
 *Genesee Corp. Class B.................        100            938
 *Genesis Microchip, Inc................      9,200        182,850
 *Genlyte Group, Inc....................      6,100        202,886
 *Genome Therapeutics Corp..............        600          1,122
 Gentiva Health Services, Inc...........      2,800         22,932
 Genuine Parts Co.......................      3,800        120,802
 *Gerber Scientific, Inc................      6,600         26,730
 *Getty Images, Inc.....................     17,800        531,686
 *Giant Industries, Inc.................        600          2,040
 Gibraltar Steel Corp...................      5,000         95,850
 *Gilman & Ciocia, Inc..................        600             90
 Glatfelter (P.H.) Co...................     24,200        315,084
 *Glenayre Technologies, Inc............      2,000          2,730
 *Global Payment Technologies, Inc......        400          2,494
 *Globecomm Systems, Inc................      2,600          8,723
 *GlobespanVirata, Inc..................     35,000        152,250
 Gold Banc Corp.........................      4,700         46,083
 *Golden State Vintners, Inc............        300            561
 *Good Guys, Inc........................     17,100         46,341
 *Goodys Family Clothing, Inc...........     35,300        154,084
 *Gottschalks, Inc......................      2,400          4,512
 *GP Strategies Corp....................      3,300         15,675
 Granite Construction, Inc..............      3,000         51,000
 *Graphic Packaging International
   Corp.................................     11,800         82,010
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................     14,000        106,680
 Greenpoint Financial Corp..............     39,300      1,678,110
 *Grey Wolf, Inc........................     15,200         57,912
 *Griffin Land & Nurseries, Inc.
   Class A..............................        400          5,568
 *Griffon Corp..........................     27,170        338,266
 *Group 1 Automotive, Inc...............     18,700        444,125
 *Group 1 Software, Inc.................        400         11,366
 *GSI Commerce, Inc.....................      9,700         45,444
 *GTSI Corp.............................      1,600         21,152
 *Guess, Inc............................     12,900         67,596
 *Guilford Pharmaceuticals, Inc.........     12,500         62,187
 *Gulf Island Fabrication, Inc..........      2,900         48,908
 *Ha-Lo Industries, Inc.................     19,500             78
 *Hain Celestial Group, Inc.............     15,100        206,039
 *Hall Kinion Associates, Inc...........     10,600         60,367
 *#Hamilton Bancorp, Inc................      2,400            108
 Hancock Holding Co.....................      2,250        103,736
 *Handleman Co..........................     25,400        285,750
 *Hanger Orthopedic Group, Inc..........      7,900        102,700
 *Hanover Compressor Co.................     43,300        497,084
 Harbor Florida Bancshares, Inc.........      5,200        112,372
 Harleysville Group, Inc................     11,800        307,803
 *Harrahs Entertainment, Inc............      2,600        104,000
 Harris Corp............................     17,800        479,176
 *Harris Interactive, Inc...............      5,600         18,956

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Harvest Natural Resources, Inc........      3,800   $     28,044
 #Hasbro, Inc...........................    229,000      2,935,780
 *Hastings Entertainment, Inc...........      2,400         10,548
 *#Hauppauge Digital, Inc...............      1,200          1,446
 *Hawk Corp.............................        600          1,122
 *Hawthorne Financial Corp..............      2,300         66,159
 HCC Insurance Holdings, Inc............     11,800        275,176
 *Health Management Systems, Inc........      4,500         16,402
 *Health Net Inc........................     18,000        464,580
 *Healthcare Services Group, Inc........        800          9,852
 *Healthsouth Corp......................    165,000        671,550
 *Hearst-Argyle Television, Inc.........     43,100      1,045,175
 *Hector Communications Corp............        200          2,260
 Heico Corp.............................      4,600         55,200
 *Heidrick & Struggles International,
   Inc..................................      7,400        117,623
 Helmerich & Payne, Inc.................     11,500        314,180
 *Hercules, Inc.........................      2,400         22,608
 *Heritage Commerce Corp................        800          6,876
 *Herley Industries, Inc................        500          7,502
 *Hexcel Corp...........................     24,700         60,515
 Hibernia Corp..........................      1,900         37,107
 Hilton Hotels Corp.....................     42,400        580,456
 *Hines Horticulture, Inc...............      1,600          4,752
 *Hispanic Broadcasting Corp............      1,800         48,078
 HMN Financial, Inc.....................      3,600         60,588
 *Hollywood Entertainment Corp..........     15,400        290,752
 *Hollywood Media Corp..................     13,000         13,520
 *Hologic, Inc..........................      3,400         46,869
 *Horizon Offshore, Inc.................      9,600         55,440
 Horton (D.R.), Inc.....................     55,170      1,054,299
 *Houston Exploration Co................     13,400        419,420
 *#Hovnanian Enterprises, Inc.
   Class A..............................     15,700        524,380
 *HPSC, Inc.............................        300          2,370
 *Hub Group, Inc. Class A...............        500          3,060
 *Huffy Corp............................      2,500         17,750
 Hughes Supply, Inc.....................     21,200        667,800
 *Human Genome Sciences, Inc............     69,700        736,729
 *Humana, Inc...........................     94,100        979,581
 *#Hunt (J.B.) Transport Services,
   Inc..................................     25,000        688,750
 Huntington Bancshares, Inc.............      2,500         49,025
 *Hutchinson Technology, Inc............     22,300        604,887
 *Huttig Building Products, Inc.........      4,400         14,300
 *Hypercom Corp.........................     13,700         35,620
 *I-many, Inc...........................     29,800         86,420
 *Ibis Technology Corp..................      1,600          9,520
 *Identix, Inc..........................     12,400         84,630
 Idex Corp..............................      8,500        288,575
 *IDT Corp..............................     10,500        195,825
 *IDT Corp. Class B.....................      1,100         19,547
 *iGate Capital Corp....................     20,600         70,452
 *IHOP Corp.............................      7,300        175,565
 Ikon Office Solutions, Inc.............    100,500        765,810
 *ILEX Oncology, Inc....................      8,100         88,087
 *Illumina, Inc.........................        700          3,311
 *Image Entertainment, Inc..............      4,800          7,632
 *Imation Corp..........................     31,300      1,288,308
 IMC Global, Inc........................     20,700        270,135
 *IMCO Recycling, Inc...................      3,900         30,147
 *Immersion Corp........................      4,200          4,242
 *Immunogen, Inc........................     20,900         82,137
 *#Impco Technologies, Inc..............      6,300         30,870
                                           SHARES        VALUE+
                                           ------        ------
 *Incyte Genomics, Inc..................     37,900   $    204,849
 Independence Community Bank Corp.......     30,300        771,135
 *Indus International, Inc..............      3,100          5,115
 *#IndyMac Bancorp, Inc.................     21,100        382,965
 *Inet Technologies, Inc................      9,200         45,724
 *InFocus Corp..........................     15,500        117,800
 *Infonet Services Corp.................     29,100         69,549
 *Information Resources, Inc............     13,200         42,834
 *Inforte Corp..........................      6,700         48,910
 Ingersoll-Rand Co., Ltd. Class A.......      1,800         83,160
 Ingles Market, Inc. Class A............      1,200         13,956
 *#Ingram Micro, Inc....................     71,200        995,376
 *Inhale Therapeutic Systems, Inc.......     21,400        195,917
 *Innotrac Corp.........................        200            489
 *Innovative Solutions & Support, Inc...      1,100          8,222
 *Innovex, Inc..........................      4,500         15,232
 *Input/Output, Inc.....................     25,100        131,775
 *Insight Communications Co., Inc.......     26,700        371,263
 *Insight Enterprises, Inc..............     16,100        161,724
 *Insignia Financial Group, Inc.........     16,500        124,575
 *Insmed, Inc...........................      5,900          3,835
 *Inspire Pharmaceuticals, Inc..........      5,100         42,228
 *Instinet Group, Inc...................     14,500         50,460
 *Insurance Auto Auctions, Inc..........      6,900        108,364
 *IntegraMed America, Inc...............        200          1,233
 *Integrated Device Technology, Inc.....     49,000        528,465
 *Integrated Electrical Services,
   Inc..................................     35,100        136,890
 *Integrity Media, Inc..................      1,400          7,252
 *Intelligent Systems Corp..............        400            720
 *Interactive Data Corp.................      2,200         34,342
 *Interactive Intelligence, Inc.........      1,400          4,592
 *InterCept Group, Inc..................      5,200         89,908
 Interface, Inc. Class A................     21,700         90,380
 *Intergraph Corp.......................     40,200        735,861
 *Interland, Inc........................     61,200        119,340
 *Interlink Electronics, Inc............      1,800          7,911
 *Interlott Technologies, Inc...........        500          2,925
 *International Multifoods Corp.........      8,000        159,840
 International Paper Co.................    206,512      8,105,596
 *International Speciality Products,
   Inc..................................     48,800        495,320
 International Speedway Corp.
   Class A..............................      1,000         38,255
 *Internet Pictures Corp................      1,700          2,244
 *Internet Security Systems, Inc........     16,600        415,996
 *Interphase Corp.......................      1,100          4,389
 Interpool, Inc.........................      4,500         75,915
 *Intersil Corp.........................     27,700        477,409
 *Interstate National Dealers Services,
   Inc..................................        300          1,707
 *Interwoven, Inc.......................     41,300        117,705
 *Intest Corp...........................        600          2,295
 *Invitrogen Corp.......................     30,600        854,964
 *Invivo Corp...........................        300          4,035
 *Iomega Corp...........................     26,600        227,430
 *Ionics, Inc...........................     11,900        267,750
 *Iron Mountain, Inc....................        300          9,927
 Isco, Inc..............................        200          1,615
 *ITLA Capital Corp.....................        400         13,838
 *ITXC Corp.............................     20,400         58,956
 *IXYS Corp.............................      2,604         18,710
 *J & J Snack Foods Corp................      1,700         56,729

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *J Net Enterprises, Inc................        600   $        384
 *Jaco Electronics, Inc.................      1,400          4,872
 *Jakks Pacific, Inc....................      8,300        127,446
 *Jarden Corp...........................      1,000         22,500
 *JDA Software Group, Inc...............      2,100         24,675
 *JDS Uniphase Corp.....................    200,000        682,000
 Jefferies Group, Inc...................     11,400        507,300
 JLG Industries, Inc....................     39,300        367,455
 *JLM Industries, Inc...................        600            717
 *JNI Corp..............................      8,100         26,082
 John Hancock Financial Services,
   Inc..................................     56,000      1,711,920
 *Johnson Outdoors, Inc.................        500          4,862
 *Jos. A. Bank Clothiers, Inc...........      1,100         27,819
 *Joy Global, Inc.......................     15,800        188,336
 *K-Tron International, Inc.............        200          2,725
 *K2, Inc...............................      5,400         56,916
 *Kadant, Inc...........................      5,657         85,421
 *Kaiser Aluminum Corp..................     15,400          1,178
 Kaman Corp. Class A....................      3,500         37,450
 *Kansas City Southern Industries,
   Inc..................................     29,300        373,575
 KB Home Corp...........................      1,000         44,690
 *Keane, Inc............................     26,300        241,960
 *Keith Companies, Inc..................      2,400         29,076
 Kellwood Co............................     94,700      2,696,109
 Kelly Services, Inc....................      3,600         89,244
 *Kemet Corp............................     40,900        444,583
 *Kendle International, Inc.............      5,200         47,216
 Kennametal, Inc........................     27,400        956,808
 *Kennedy-Wilson, Inc...................        900          3,123
 Kerr-McGee Corp........................        546         24,706
 *Key Energy Group, Inc.................     51,500        463,500
 *Key3Media Group, Inc..................      5,900            109
 KeyCorp................................    100,000      2,609,000
 *Keynote Systems, Inc..................     12,100         99,885
 *Keystone Automotive Industries, Inc...      4,700         73,719
 *kforce.com, Inc.......................      9,176         36,429
 Kimball International, Inc. Class B....      2,900         42,760
 *Kirby Corp............................      8,300        209,990
 Knight Ridder, Inc.....................      1,700        106,607
 *Knight Trading Group, Inc.............     77,000        485,100
 *Korn/Ferry International..............     17,000        164,390
 Kraft Foods, Inc.......................    100,600      3,778,536
 *Kroll, Inc............................        451          8,459
 *Kulicke & Soffa Industries, Inc.......      5,000         29,275
 La-Z-Boy, Inc..........................        600         15,090
 *Labor Ready, Inc......................      6,700         47,771
 *#Labranche & Co., Inc.................     28,100        852,835
 *LaCrosse Footwear, Inc................        400          1,098
 *Ladish Co., Inc.......................      3,000         21,555
 LaFarge Corp...........................     54,900      1,762,290
 *Lakes Entertainment, Inc..............        800          4,672
 *Lamar Advertising Co..................      1,700         57,970
 *Lamson & Sessions Co..................     12,800         40,064
 *Lancer Corp...........................        700          5,670
 *Landair Corp..........................        450          5,600
 Landamerica Financial Group, Inc.......     12,100        434,390
 *Landec Corp...........................      3,300          5,857
 Landry's Seafood Restaurants, Inc......     11,400        244,872
 *Large Scale Biology Corp..............        200            232
 *Laser Pacific Media Corp..............      1,400          2,499
 *Lattice Semiconductor Corp............     59,900        600,497
                                           SHARES        VALUE+
                                           ------        ------
 *Lawson Software, Inc..................      5,800   $     28,681
 *Layne Christensen Co..................        800          6,780
 *Lazare Kaplan International, Inc......        500          2,647
 *LCC International, Inc. Class A.......      1,200          2,484
 *Lear Corp.............................     56,700      2,080,323
 *Lecroy Corp...........................      1,100         12,133
 *Legato Systems, Inc...................     28,000        151,620
 Leggett and Platt, Inc.................      1,800         42,966
 Lehman Brothers Holdings, Inc..........      3,000        184,200
 #Lennar Corp...........................     17,200        911,944
 Lennox International, Inc..............     45,700        648,940
 *#Level 3 Communications, Inc..........    103,700        638,792
 *Lexent, Inc...........................      7,100          7,739
 *Lexicon Genetics, Inc.................     14,800         60,014
 *Liberty Media Corp....................  1,593,300     16,825,248
 *Lightbridge, Inc......................      8,000         56,360
 Lillian Vernon Corp....................      6,800         30,260
 Lincoln National Corp..................     72,300      2,540,622
 *Lipid Sciences, Inc...................        500            690
 *Lithia Motors, Inc. Class A...........      3,100         49,817
 *LLX Resorts, Inc......................        200          1,350
 *LMI Aerospace, Inc....................        600          1,227
 LNR Property Corp......................     24,800        902,720
 Lockheed Martin Corp...................    133,500      6,968,700
 Loews Corp.............................    175,000      7,084,000
 *LogicVision, Inc......................     10,600         24,963
 *Logility, Inc.........................      1,000          2,850
 Lone Star Steakhouse & Saloon, Inc.....     40,900        774,441
 *Lone Star Technologies, Inc...........     11,300        174,585
 Longs Drug Stores Corp.................     18,400        372,600
 Longview Fibre Co......................     30,800        239,008
 *Louisiana-Pacific Corp................    130,100      1,165,696
 *LSI Logic Corp........................     67,000        555,430
 *Luby's, Inc...........................      8,900         36,935
 *#Lucent Technologies, Inc.............      3,600          6,300
 *Lydall, Inc...........................      4,800         52,320
 *M & F Worldwide Corp..................      1,500          8,242
 M/I Schottenstein Homes, Inc...........      3,200         93,440
 *Mac-Gray Corp.........................        500          1,680
 *Mackie Designs, Inc...................        200            277
 *Macromedia, Inc.......................     20,900        257,279
 *Madden (Steven), Ltd..................        800         14,196
 *Made2Manage Systems, Inc..............        300            973
 *#Magna Entertainment Corp.............      7,300         47,413
 *Magnetek, Inc.........................     16,000         92,960
 *Magnum Hunter Resources, Inc..........     21,900        125,925
 *Main Street & Main, Inc...............      1,600          3,400
 *Management Network Group, Inc.........      4,500          8,573
 *Mandalay Resort Group.................     39,500      1,092,965
 *Manor Care, Inc.......................     29,800        580,504
 *Manufacturers' Services Ltd...........      7,600         38,684
 *Manugistic Group, Inc.................     14,400         57,024
 *Mapinfo Corp..........................      6,700         47,068
 Marcus Corp............................      4,800         67,200
 *Marimba, Inc..........................      7,200         11,664
 *MarineMax, Inc........................      7,200         90,000
 *MarketWatch.com, Inc..................     16,700         83,584
 *MarkWest Hydrocarbon, Inc.............        600          3,558
 *#Martha Stewart Living Omnimedia,
   Ltd..................................      5,400         57,564
 *Mastec, Inc...........................     21,500         86,215
 *Material Sciences Corp................      3,900         54,600

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Matria Healthcare, Inc................      1,000   $      9,845
 *Matrix Bancorp, Inc...................        500          4,835
 *Matrix Service Co.....................      2,000         18,570
 *Mattson Technology, Inc...............     15,200         54,036
 *Maverick Tube Corp....................     14,300        183,469
 *Maxcor Financial Group, Inc...........      3,700         22,848
 *#Maxim Pharmaceuticals, Inc...........      7,000         25,270
 *Maxtor Corp...........................    139,600        756,632
 *Maxwell Shoe Company, Inc.............        900         10,026
 *Maxwell Technologies, Inc.............      1,900         14,174
 *Maxxam, Inc...........................        800          7,360
 *Maxygen, Inc..........................     14,300        114,400
 MBIA, Inc..............................     64,950      2,953,926
 *McDATA Corp...........................     15,900        138,410
 McGrath Rent Corp......................        500         11,730
 *MCSI, Inc.............................      2,400         13,824
 MDC Holdings, Inc......................     12,947        462,208
 *Meade Instruments Corp................     16,000         53,200
 *#Media Arts Group, Inc................      3,100         10,850
 Media General, Inc. Class A............      4,300        252,109
 *#Mediacom Communications Corp.........     31,200        294,528
 *MEEMIC Holdings, Inc..................        500         14,468
 *Mens Warehouse, Inc...................     11,000        209,220
 *Mercury Air Group, Inc................        500          1,505
 *Merix Corp............................      9,400        104,528
 *Merrimac Industries, Inc..............        200          1,040
 *Mesa Air Group, Inc...................     12,000         71,460
 *Mesaba Holdings, Inc..................      6,100         38,339
 *Meta Group, Inc.......................      2,900          6,308
 *MetaSolv Software, Inc................     14,300         31,746
 MetLife, Inc...........................    401,300     10,770,892
 *Metro-Goldwyn-Mayer, Inc..............    130,800      1,863,900
 *Metrologic Instruments, Inc...........      2,400         17,856
 *MGM Grand, Inc........................     91,900      3,110,815
 *Michael Anthony Jewelers, Inc.........        400            702
 *Michaels Stores, Inc..................     30,800      1,159,620
 *Micro Linear Corp.....................      4,200         16,065
 *Micromuse, Inc........................     22,000         98,450
 *Microsemi Corp........................      8,200         52,234
 *Midas, Inc............................      5,500         44,000
 *Middleby Corp.........................        600          6,240
 Midland Co.............................      2,000         39,340
 *Midway Games, Inc.....................      5,500         39,710
 *Midwest Express Holdings, Inc.........      5,400         36,450
 Milacron, Inc..........................     28,200        188,376
 *Millennium Pharmaceuticals, Inc.......    130,100      1,303,602
 *Miller Industries, Inc................      8,700         29,667
 Mine Safety Appliances Co..............      1,300         43,030
 Minerals Technologies, Inc.............     11,000        474,650
 *Mission Resources Corp................      6,500          2,828
 *Mitcham Industries, Inc...............        800            980
 *MKS Instruments, Inc..................     10,300        196,370
 *Mobile Mini, Inc......................      5,900         87,910
 *Mobius Management Systems, Inc........      1,300          2,743
 *Modtech Holdings, Inc.................      2,800         26,796
 *Moldflow Corp.........................      2,000         14,760
 *Molecular Devices Corp................      4,600         87,722
 *Mondavi (Robert) Corp. Class A........      4,800        167,808
 *Monro Muffler Brake, Inc..............        600         10,785
 Mony Group, Inc........................     41,500        979,815
 *Moog, Inc. Class A....................      3,450        101,051
 Movado Group, Inc......................      3,100         55,180
                                           SHARES        VALUE+
                                           ------        ------
 *MPS Group, Inc........................     53,600   $    321,600
 *MRO Software, Inc.....................     33,300        393,773
 *MSC Software Corp.....................      7,800         57,252
 *Mueller Industries, Inc...............     15,700        455,771
 *Multex.com, Inc.......................      8,500         31,493
 *Nabi Biopharmaceuticals...............     16,200        117,531
 Nacco Industries, Inc. Class A.........      7,300        358,430
 *Nanogen, Inc..........................      2,100          4,358
 *Napco Security Systems, Inc...........        200          1,965
 *Nashua Corp...........................        400          3,656
 *National Equipment Services, Inc......      2,500            500
 *National RV Holdings, Inc.............      5,900         39,058
 *National Semiconductor Corp...........      5,000        101,500
 *National Western Life Insurance Co.
   Class A..............................        900         79,439
 *NationsRent, Inc......................      9,900            619
 Nationwide Financial Services, Inc.....      1,900         56,145
 *Natrol, Inc...........................        900          1,296
 *Nautica Enterprises, Inc..............     14,900        166,880
 *Navigant International, Inc...........      6,200         74,617
 *Navigators Group, Inc.................        600         15,474
 *Navistar International Corp...........     26,000        802,360
 *NCI Building Systems, Inc.............     14,800        284,160
 *NCO Group, Inc........................     11,800        192,517
 *Neiman Marcus Group, Inc..............     13,700        427,851
 *#Neoforma, Inc........................        600          6,123
 *NeoMagic Corp.........................      1,900          2,518
 *NEON Systems, Inc.....................        700          1,824
 *Neopharm, Inc.........................      1,400         20,503
 *Neose Technologies, Inc...............      1,300         17,895
 *Net2Phone, Inc........................      5,200         20,202
 *NetIQ Corp............................     30,100        522,235
 *Netopia, Inc..........................      2,900          5,684
 *NetRatings, Inc.......................     28,600        189,761
 *Netro Corp............................        700          1,796
 *Netscout System, Inc..................      3,000         15,330
 *NetSolve, Inc.........................      3,200         20,064
 *Network Associates, Inc...............     12,000        219,000
 *Network Equipment Technologies,
   Inc..................................      1,000          4,400
 *Neurogen Corp.........................      1,600          9,080
 #New Century Financial Corp............      7,600        142,006
 *New Focus, Inc........................     47,300        173,118
 *New Horizons Worldwide, Inc...........        700          4,386
 *#Newfield Exploration Co..............     24,590        889,423
 #Newmont Mining Corp...................      2,294         53,703
 *Newpark Resources, Inc................     21,500        100,190
 *Newport Corp..........................     24,400        350,628
 *NIC, Inc..............................      8,000         14,280
 *NMS Communications Corp...............        300            600
 *Nobel Learning Communities, Inc.......        400          1,994
 Noble Energy, Inc......................     18,700        692,087
 Nordstrom, Inc.........................      1,900         38,000
 Norfolk Southern Corp..................    339,800      6,704,254
 *Nortek Holdings, Inc..................      9,500        430,445
 #Northrop Grumman Corp.................     30,000      2,907,300
 Northwest Bancorp, Inc.................      2,300         34,696
 *Northwest Pipe Co.....................        500          7,003
 *Novell, Inc...........................    205,000        738,000
 *Novoste Corp..........................      4,300         29,240
 *NS Group, Inc.........................     52,600        355,050
 *Nu Horizons Electronics Corp..........     12,600         88,452

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nucor Corp.............................      1,200   $     60,288
 *Nuevo Energy Co.......................      7,700         95,095
 *Numerical Technologies, Inc...........      3,500         15,820
 *Nutraceutical International Corp......      2,200         20,735
 *NYFIX, Inc............................      3,300         17,408
 *O.I. Corp.............................        200            786
 *OAO Technology Solutions, Inc.........      7,000         11,410
 *Obie Media Corp.......................        400          1,264
 Occidental Petroleum Corp..............      1,000         27,850
 OceanFirst Financial Corp..............      2,400         53,160
 *Ocwen Financial Corp..................     39,300        115,149
 *Office Depot, Inc.....................    215,300      3,812,963
 *Officemax, Inc........................     53,900        321,244
 *#Offshore Logistics, Inc..............     16,400        355,716
 *Oglebay Norton Co.....................        900          6,606
 *#Ohio Casualty Corp...................     48,700        625,065
 *Oil States International, Inc.........     16,900        216,996
 *Old Dominion Freight Lines, Inc.......        200          4,968
 Old Republic International Corp........     45,100      1,349,392
 Olin Corp..............................        448          6,760
 *Olympic Steel, Inc....................      2,500          9,863
 *Omega Protein Corp....................      2,500          9,950
 Omnicare, Inc..........................     64,800      1,399,032
 *Omnova Solutions, Inc.................     10,500         43,050
 *On Assignment, Inc....................      7,900         65,649
 Oneida, Ltd............................      2,300         25,070
 *Onyx Acceptance Corp..................        400          1,440
 *Onyx Pharmacueticals, Inc.............      5,600         38,724
 *Opinion Research Corp.................      5,300         26,898
 Opti, Inc..............................        800          1,328
 *OraPharma, Inc........................      5,700         41,667
 *Orbital Sciences Corp.................     37,100        170,660
 *Oregon Steel Mills, Inc...............      9,400         44,180
 *Orleans Homebuilders, Inc.............        600          4,668
 *Osteotech, Inc........................      4,100         23,391
 *Overland Storage, Inc.................      2,800         37,366
 Overseas Shipholding Group, Inc........      8,300        143,507
 *#Overture Services, Inc...............      3,400         93,500
 *#Owens-Illinois, Inc..................     81,700      1,282,690
 *OYO Geospace Corp.....................        900          9,248
 Paccar, Inc............................      2,550        125,141
 *Pacific Mercantile Bancorp............      1,000          6,805
 *#Pacificare Health Systems, Inc.......     15,800        423,203
 *Packeteer, Inc........................      7,100         57,368
 *Pactiv Corp...........................      1,800         37,260
 *Palm Harbor Homes, Inc................      6,800        127,534
 *PAM Transportation Services, Inc......        400          8,004
 *#PanAmSat Corp........................     85,700      1,652,725
 *Panavision, Inc.......................        600          1,950
 *Par Technology Corp...................        600          4,620
 *Paradyne Networks Corp................     10,200         18,666
 *Parallel Petroleum Corp...............      4,500         11,250
 *Parexel International Corp............      7,400         92,574
 Park Electrochemical Corp..............      3,000         64,680
 *Park Place Entertainment Corp.........    247,700      2,050,956
 *Parker Drilling Co....................     38,200         85,950
 Parker-Hannifin Corp...................      2,600        121,394
 *Park-Ohio Holdings Corp...............      2,800         11,452
 *Parlex Corp...........................      3,500         37,328
 *Pathmark Stores, Inc..................        200            781
 *Patriot Transportation Holding,
   Inc..................................        200          4,870
 *Paxar Corp............................     11,000        155,430
                                           SHARES        VALUE+
                                           ------        ------
 *PC Connection, Inc....................     24,400   $    169,580
 *PC Mall, Inc..........................      2,300          8,763
 *PC-Tel, Inc...........................      3,700         28,361
 *PDI, Inc..............................        600          5,910
 Peabody Energy Corp....................     34,900        951,025
 *Pediatrix Medical Group, Inc..........      5,100        207,162
 *Pegasus Solutions, Inc................      9,200        105,892
 *Pegasystems, Inc......................      2,300         13,398
 Pelican Financial, Inc.................        300          1,254
 *Penn Traffic Co.......................      1,400         10,206
 *Penn Treaty American Corp.............     10,100         24,341
 Penney (J.C.) Co., Inc.................    235,400      5,586,042
 Pep Boys - Manny, Moe & Jack...........     38,600        424,600
 PepsiAmericas, Inc.....................     76,700      1,168,141
 *Performance Technologies, Inc.........      1,400          5,257
 *Pericom Semiconductor Corp............      7,200         70,128
 *Perrigo Co............................      2,700         34,034
 *Perry Ellis International, Inc........        500          7,320
 *Petrocorp, Inc........................        900          8,325
 *Petroleum Development Corp............      4,900         25,088
 *PetSmart, Inc.........................     78,300      1,445,027
 PFF Bancorp, Inc.......................     15,000        513,750
 *Pharmacopeia, Inc.....................     24,600        245,754
 *Phelps Dodge Corp.....................     70,800      2,224,536
 Phillips-Van Heusen Corp...............     10,900        143,335
 *Photronics, Inc.......................     11,200        177,296
 *Piccadilly Cafeterias, Inc............      2,100          3,465
 *Pico Holdings, Inc....................      9,700        120,329
 Pier 1 Imports, Inc....................     18,600        362,886
 Pilgrims Pride Corp. Class B...........     30,700        256,652
 *Pinnacle Entertainment, Inc...........     13,300         79,667
 *Pinnacle Systems, Inc.................     21,300        300,330
 *Pinnacor, Inc.........................      7,100         10,153
 *Pioneer Natural Resources Co..........     50,700      1,250,262
 Pioneer Standard Electronics, Inc......     22,600        218,429
 Pittston Brink's Group.................     20,300        382,858
 *Pixelworks, Inc.......................     10,700         99,938
 *Plato Learning, Inc...................      1,500         11,198
 *Plexus Corp...........................     11,400        173,337
 *PLX Technology, Inc...................      2,100         11,025
 PMI Group, Inc.........................     70,200      2,287,818
 Pogo Producing Co......................     39,900      1,422,435
 *Polycom, Inc..........................     20,900        239,410
 *#PolyMedica Corp......................      5,300        152,084
 Polyone Corp...........................        100            780
 *Pomeroy Computer Resource, Inc........     10,400        131,404
 Potlatch Corp..........................     11,800        318,010
 *Power-One, Inc........................     41,500        328,265
 *PRAECIS Pharmaceuticals, Inc..........     18,600         60,264
 Precision Castparts Corp...............     35,000        860,300
 *Premier Financial Bancorp.............        400          2,830
 Presidential Life Corp.................     22,000        227,920
 *Presstek, Inc.........................     16,700         93,604
 *Previo, Inc...........................        500          1,088
 *#PRG-Schultz International, Inc.......     35,800        345,291
 *Price Communications Corp.............      4,265         60,990
 *#Pride International, Inc.............     78,700      1,100,226
 *Prime Hospitality Corp................     40,600        337,386
 *Prime Medical Services, Inc...........      3,400         28,730
 *Proassurance Corp.....................     15,200        302,480
 *Procom Technology, Inc................      2,600          1,976
 *Progenics Pharmaceuticals, Inc........      1,400         10,570

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Programmers Paradise, Inc.............        400   $        810
 *Prophet 21, Inc.......................        300          4,740
 *#Protection One, Inc..................     29,400         65,562
 *Protein Design Labs, Inc..............     30,500        279,685
 *Proton Energy Systems, Inc............     13,300         42,095
 Providence & Worcester Railroad Co.....      1,500         12,285
 Provident Financial Holdings, Inc......        450         11,876
 *Providian Financial Corp..............     47,900        291,232
 *PSS World Medical, Inc................     64,000        437,120
 *PTEK Holdings, Inc....................      8,400         36,582
 Pulte Homes Inc........................     54,511      2,558,746
 *PW Eagle, Inc.........................        500          2,438
 *Quaker Fabric Corp....................      5,800         40,745
 Quanex Corp............................     12,100        370,260
 Questar Corp...........................     37,800        985,446
 *Quicklogic Corp.......................      6,600         13,497
 *Quidel Corp...........................      1,600          5,048
 *Quintiles Transnational Corp..........     66,700        783,725
 *Qwest Communications International,
   Inc..................................    183,900        890,076
 #Radian Group, Inc.....................     79,404      3,247,624
 *Radio One, Inc........................     12,500        219,438
 *RadiSys Corp..........................      7,200         68,364
 *Railamerica, Inc......................     23,700        174,669
 *Rainbow Technologies, Inc.............      6,200         53,103
 *#Ralcorp Holdings, Inc................      5,100        119,850
 *Range Resources Corp..................     20,600        109,386
 *Rawlings Sporting Goods, Inc..........      2,102         15,891
 *Raytech Corp..........................      4,000         30,800
 Raytheon Co............................    276,200      8,056,754
 *RCM Technologies, Inc.................        800          3,144
 *#RCN Corp.............................     18,600         13,485
 *RDO Equipment Co. Class A.............        400          1,700
 *#Redhook Ale Brewery, Inc.............      5,900         13,069
 *#Reebok International, Ltd............     27,200        780,368
 Regal Beloit Corp......................      6,800        140,828
 *Regent Communications, Inc............     25,500        159,375
 Regions Financial Corp.................      3,000        104,220
 *Register.Com, Inc.....................      9,900         41,778
 *Rehabilicare, Inc.....................        600          2,340
 Reinsurance Group of America, Inc......     12,400        339,760
 *Reliability, Inc......................        500            538
 Reliance Steel & Aluminum Co...........      5,300        120,310
 *Reliant Resources, Inc................        600          1,410
 *Remec, Inc............................     20,200        100,091
 *RemedyTemp, Inc.......................        400          5,788
 *Rent-Way, Inc.........................      1,900          7,543
 *Republic Bankshares, Inc..............        800         15,960
 *Republic First Bancorp, Inc...........        500          3,065
 *Res-Care, Inc.........................     10,000         45,950
 *Resonate, Inc.........................      5,500          7,948
 *ResortQuest International, Inc........      5,000         20,500
 Resource America, Inc..................     16,600        135,871
 *Respironics, Inc......................      6,200        180,234
 *Restoration Hardware, Inc.............      4,500         35,978
 *Rex Stores Corp.......................      4,250         54,528
 *RF Monolithics, Inc...................      8,100         22,923
 Richardson Electronics, Ltd............     13,800        117,921
 Riggs National Corp....................     20,200        317,241
 *Riviera Holdings Corp.................        300          1,470
 RJ Reynolds Tobacco Holdings, Inc......     43,900      1,694,540
 RLI Corp...............................      8,600        207,260
                                           SHARES        VALUE+
                                           ------        ------
 *RMH Teleservices, Inc.................      6,500   $     74,165
 Roadway Corp...........................      3,500        140,140
 Robbins & Myers, Inc...................      3,200         52,320
 *Rock of Ages Co.......................        300          1,458
 Rock-Tenn Co. Class A..................     13,800        175,260
 *Rocky Shoes & Boots, Inc..............        300          1,611
 *Rofin-Sinar Technologies, Inc.........        800          5,788
 *Rogue Wave Software, Inc..............      2,200          3,894
 Rohm & Haas Co.........................      1,000         35,390
 Rowan Companies, Inc...................    125,500      2,673,150
 RPM, Inc...............................     92,000      1,414,040
 *RSA Security, Inc.....................     24,400        155,306
 *RTI International Metals, Inc.........     18,800        215,260
 *Rush Enterprises, Inc. Class A........        500          2,050
 *Rush Enterprises, Inc. Class B........        500          2,068
 Russ Berrie & Co., Inc.................     10,100        328,957
 Russell Corp...........................     25,800        411,252
 *RWD Technologies, Inc.................      1,100          1,920
 *Ryan's Family Steak Houses, Inc.......     43,050        467,308
 Ryder System, Inc......................     83,000      1,909,000
 Ryerson Tull, Inc......................      5,400         36,990
 Ryland Group, Inc......................     11,000        412,720
 Safeco Corp............................    107,900      3,901,664
 *Safeguard Scientifics, Inc............     22,700         49,486
 Saint Paul Companies, Inc..............     36,300      1,351,812
 *Saks, Inc.............................    129,550      1,684,150
 *#Salton, Inc..........................      4,200         56,910
 *San Filippo (John B.) & Son, Inc......        400          3,690
 Sanders Morris Harris Group, Inc.......      1,100          8,525
 *Sandisk Corp..........................     23,500        651,303
 *Sangamo BioSciences, Inc..............      2,200         10,923
 *Sanmina Corp..........................      9,400         45,449
 *Saucony, Inc. Class B.................        300          2,522
 Sauer-Danfoss, Inc.....................        700          6,510
 *SBS Technologies, Inc.................      5,600         62,412
 *Schein (Henry), Inc...................     16,900        715,969
 *Schlotzskys, Inc......................      1,400          4,830
 *Schuff International, Inc.............        500            725
 Schulman (A.), Inc.....................     26,300        488,917
 Schweitzer-Maudoit International,
   Inc..................................      8,100        205,497
 Scientific-Atlanta, Inc................     11,000        149,600
 *SCM Microsystems, Inc.................      2,900         17,444
 *SCS Transportation, Inc...............     11,200         98,448
 Seaboard Corp..........................      1,100        252,450
 *Seabulk International, Inc............      2,100         10,805
 *Seachange International, Inc..........      7,500         55,575
 Seacoast Financial Services Corp.......      7,600        166,364
 *Seacor Smit, Inc......................     12,550        522,080
 *Seagate Tax Refund Escrow Shares......      2,700              0
 *#Sealed Air Corp......................     39,700      1,501,057
 *Selectica, Inc........................     31,400         83,367
 Selective Insurance Group, Inc.........     22,600        577,430
 *Seminis, Inc. Class A.................      4,400         11,396
 *SEMX Corp.............................        400            112
 *Sequa Corp. Class A...................      3,300        149,820
 *Sequa Corp. Class B...................        900         48,060
 *Service Corp. International...........    178,300        591,956
 *SFBC International, Inc...............      1,000         14,505
 *Sharper Image Corp....................      2,300         43,229
 *#Shaw Group, Inc......................     19,000        328,700
 Sherwin-Williams Co....................      3,500        100,905
 *Shiloh Industries, Inc................      4,000         10,720

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Shoe Carnival, Inc....................      3,000   $     44,625
 *Shopko Stores, Inc....................     11,900        169,575
 *Sifco Industries, Inc.................        400          1,172
 *Signal Technology Corp................      2,900         31,030
 *Silicon Storage Technology, Inc.......     32,300        226,908
 *Silicon Valley Bancshares.............     12,000        232,260
 *Sinclair Broadcast Group, Inc.
   Class A..............................     43,800        609,477
 *Sipex Corp............................      6,600         27,126
 *Sitel Corp............................     14,300         25,740
 Skyline Corp...........................      1,000         28,390
 Skywest, Inc...........................      9,500        129,343
 *#Skyworks Solutions, Inc..............     22,280        268,808
 *SL Industries, Inc....................        400          2,260
 *Smart & Final Food, Inc...............      7,800         41,106
 *Smith & Wollensky Restaurant Group,
   Inc..................................      1,500          5,888
 Smith (A.O.) Corp......................     13,400        357,110
 Smith (A.O.) Corp. Convertible
   Class A..............................      2,200         58,630
 *#Smithfield Foods, Inc................     60,100      1,139,496
 *Smurfit-Stone Container Corp..........    219,100      3,195,574
 *Sola International, Inc...............     10,100        118,170
 *Solectron Corp........................      7,000         32,340
 *Somera Communications, Inc............        500          1,495
 *Sonic Automotive, Inc.................     23,300        411,478
 *#Sonic Foundry, Inc...................        200            131
 *SonicWALL, Inc........................     41,100        166,250
 *SoundView Technology Group, Inc.......     40,400         59,994
 *Source Information Management, Inc....     11,400         66,405
 *Sourcecorp, Inc.......................      5,000         96,925
 South Financial Group, Inc.............     26,300        560,848
 South Jersey Industries, Inc...........      3,300        107,580
 *Southern Energy Homes, Inc............      2,700          4,442
 *Southern Union Co.....................     22,365        334,804
 *Southwall Technologies, Inc...........      1,300          4,030
 *Southwestern Energy Co................     11,300        124,300
 Sovereign Bancorp, Inc.................    203,300      2,809,606
 *Spanish Broadcasting System, Inc......     10,500         93,398
 *Spartan Stores, Inc...................      6,700         13,970
 *Specialty Laboratories, Inc...........      5,600         53,760
 *Spectrian Corp........................      2,200         10,857
 *Spectrum Control, Inc.................      3,500         21,543
 *SpeechWorks International, Inc........      8,500         31,960
 *Spherion Corp.........................     26,500        183,115
 *Spiegel, Inc. Class A Non-Voting......     31,500         18,113
 *Spinnaker Exploration Co..............      9,000        199,890
 *Sport Chalet, Inc.....................        500          3,413
 *Sports Authority, Inc.................     11,900        101,269
 *Sports Club Co., Inc..................      1,300          3,348
 *SportsLine.Com, Inc...................      7,200          9,072
 *SPS Technologies, Inc.................      6,000        155,400
 *SS&C Technologies, Inc................      1,100         11,237
 St. Joe Corp...........................      1,900         56,715
 *Staar Surgical Co.....................      8,200         27,060
 *Stamps.com, Inc.......................     21,200         93,386
 StanCorp Financial Group, Inc..........     19,500      1,032,915
 Standard Commercial Corp...............      1,800         29,736
 *Standard Management Corp..............        700          2,433
 *Standard Microsystems Corp............      7,300        162,389
 Standard Pacific Corp..................     14,500        369,750
 Standard Register Co...................     15,000        280,500
                                           SHARES        VALUE+
                                           ------        ------
 *StarMedia Network, Inc................        700   $          5
 State Auto Financial Corp..............     15,100        223,858
 Staten Island Bancorp, Inc.............     32,000        629,120
 *Steel Dynamics, Inc...................     28,600        408,980
 Steelcase, Inc. Class A................      6,200         66,402
 *Stein Mart, Inc.......................     10,400         67,288
 *Steinway Musical Instruments, Inc.....        600         10,350
 *Stellent, Inc.........................     11,700         61,542
 Stepan Co..............................      1,100         28,105
 *Sterling Financial Corp...............      9,306        179,327
 Stewart & Stevenson Services, Inc......      2,100         23,499
 *Stewart Enterprises, Inc..............     60,300        317,178
 *Stewart Information Services Corp.....     12,000        248,400
 *Stillwater Mining Co..................     22,100        124,865
 *#Stone Energy Corp....................     12,300        370,845
 *Stoneridge, Inc.......................     10,900        107,147
 *Storage Technology Corp...............     50,100      1,106,709
 *Stratasys, Inc........................        400          3,304
 *Strategic Distribution, Inc...........        200          2,420
 *Stratos Lightwave, Inc................         60            431
 *Stratus Properties, Inc...............        500          4,130
 Stride Rite Corp.......................     29,589        248,548
 *Suburban Lodges of America, Inc.
   Escrow Shares........................        900              0
 *Summit America Television, Inc........      8,000         18,760
 *Sun Microsystems, Inc.................     79,000        339,305
 Sunoco, Inc............................     29,300        867,280
 *#Sunrise Assisted Living, Inc.........     10,100        283,103
 *Sunrise Telecom, Inc..................     13,300         30,590
 *Superior Consultant Holdings Corp.....      1,400          3,906
 Supervalu, Inc.........................     58,500      1,051,830
 Susquehanna Bancshares, Inc............     10,400        219,908
 *Swift Energy Corp.....................     25,900        239,834
 *Swift Transportation, Inc.............      6,120        114,903
 *Switchboard, Inc......................      4,800         14,208
 *Sycamore Networks, Inc................    119,400        371,334
 *Sykes Enterprises, Inc................     12,700         38,418
 *Sylvan Learning Systems, Inc..........     32,000        582,560
 Symbol Technologies, Inc...............      1,550         15,950
 *Symmetricom, Inc......................      9,741         35,603
 *Syms Corp.............................      1,100          8,316
 *Systems & Computer Technology Corp....     13,900        139,765
 *Tarrant Apparel Group.................      1,100          4,587
 TB Woods Corp..........................        900          6,413
 *TBA Entertainment Corp................        500            840
 *TBC Corp..............................      9,400        112,095
 *TeamStaff, Inc........................      7,900         23,779
 *Tech Data Corp........................     25,700        787,577
 *TechTeam Global, Inc..................      2,200         16,203
 Tecumseh Products Co. Class A..........      2,600        123,643
 Telephone & Data Systems, Inc..........     18,100        991,880
 *Tellabs, Inc..........................    197,000      1,745,420
 *Telular Corp..........................      3,400         13,107
 Temple-Inland, Inc.....................      5,000        245,250
 *Tenet Healthcare Corp.................     75,750      1,397,588
 *Tenneco Automotive, Inc...............     17,480         72,018
 *Terayon Communication Systems, Inc....     27,300         65,520
 *Terex Corp............................     22,300        275,628
 *Terra Industries, Inc.................     78,000        154,440
 *Tetra Tech, Inc.......................     18,600        230,733

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Tetra Technologies, Inc...............      5,600   $    118,440
 Texas Industries, Inc..................     23,200        573,040
 *Theragenics Corp......................     11,500         60,605
 *Thermo-Electron Corp..................     48,545        950,997
 *TheStreet.com, Inc....................      6,700         23,048
 *Third Wave Technologies...............     16,800         40,908
 *Thomas & Betts Corp...................     73,600      1,376,320
 Thomas Industries, Inc.................        900         24,624
 *Thoratec Corp.........................     49,800        429,774
 *Three-Five Systems, Inc...............      4,200         29,820
 *TIBCO Software, Inc...................     65,000        479,050
 Tidewater, Inc.........................      9,800        303,114
 *Tier Technologies, Inc. Class B.......      4,500         68,513
 Timken Co..............................     35,900        712,615
 Titan International, Inc...............      1,200          1,932
 *Titan Pharmaceuticals, Inc............      2,600          6,890
 *#Titanium Metals Corp.................      8,200         11,480
 *TMP Worldwide, Inc....................     45,200        661,728
 *Todd Shipyards Corp...................        700         10,430
 *Toll Brothers, Inc....................     34,400        721,368
 *Tollgrade Communications, Inc.........      3,400         45,696
 Torchmark Corp.........................     38,500      1,429,890
 *Toreador Resources Corp...............        500          1,388
 *Tower Automotive, Inc.................     21,900        123,735
 *Toys R Us, Inc........................    147,400      2,006,114
 *Traffix, Inc..........................     18,100         52,400
 *Trammell Crow Co......................     31,200        284,544
 *Trans World Entertainment Corp........     23,500        100,345
 *Transgenomic, Inc.....................      2,100          6,447
 *Transkaryotic Therapies, Inc..........      9,400         90,146
 *Transmontaigne Oil Co.................     11,700         50,310
 *Transport Corp. of America............        500          2,648
 *Transpro, Inc.........................        500          3,145
 Tredegar Industries, Inc...............     16,100        229,425
 Trenwick Group, Ltd....................     11,800         18,526
 *Triad Guaranty, Inc...................      5,600        224,308
 *Triad Hospitals, Inc..................     30,562        921,444
 Tribune Co.............................     26,500      1,213,700
 *Trico Marine Services, Inc............      3,300         11,237
 *Trident Microsystems, Inc.............      3,200         13,216
 #Trinity Industries, Inc...............     24,800        484,344
 *Triquint Semiconductor, Inc...........     45,200        277,302
 *Triumph Group.........................      5,600        156,520
 *TriZetto Group, Inc...................     34,100        218,922
 *Trover Solutions, Inc.................      2,800         13,734
 TRW, Inc...............................    111,000      5,737,590
 *TTM Technologies, Inc.................     10,900         34,281
 *Tufco Technologies, Inc...............        300          1,221
 *Turnstone Systems, Inc................     29,100         84,827
 *Tweeter Home Entertainment Group,
   Inc..................................     11,000        120,835
 Tyco International, Ltd................      9,732        173,619
 *Tyler Technologies, Inc...............     11,900         52,955
 Tyson Foods, Inc. Class A..............    111,530      1,316,054
 *U.S. Concrete, Inc....................     11,700         67,100
 *UICI..................................     45,600        583,224
 *Ulticom, Inc..........................     17,300        130,269
 *Ultimate Electronics, Inc.............      3,600         69,336
 *Ultrak, Inc...........................        700            882
 *Ultratech Stepper, Inc................      3,000         34,710
 UMB Financial Corp.....................      9,870        393,566
 *Unifi, Inc............................     36,000        205,200
                                           SHARES        VALUE+
                                           ------        ------
 Unifirst Corp..........................      2,400   $     46,920
 *Uni-Marts, Inc........................        500            650
 *Union Acceptance Corp. Class A........        300             72
 Union Pacific Corp.....................    173,900     10,068,810
 Union Planters Corp....................      3,000         88,500
 Unionbancal Corp.......................      1,000         43,570
 *Uniroyal Technology Corp..............      1,600             88
 *#Unisys Corp..........................    169,200      1,895,040
 *Unit Corp.............................     15,400        275,044
 *United Auto Group, Inc................     14,900        201,299
 United Community Financial Corp........     34,000        303,790
 *#United Online, Inc...................     15,800        252,721
 *United Rentals, Inc...................     56,000        542,640
 *United Retail Group, Inc..............      1,000          4,775
 *United States Cellular Corp...........     32,800        967,600
 United States Steel Corp...............     40,200        582,096
 *United Therapeutics Corp..............      7,700        132,325
 Unitrin, Inc...........................      3,300        101,805
 *Unity Bancorp, Inc....................      1,400         11,795
 *Universal American Financial Corp.....     44,200        298,792
 *Universal Compression Holdings, Inc...     10,800        194,400
 Universal Corp.........................      8,000        283,200
 Universal Forest Products, Inc.........     10,600        228,059
 *Universal Stainless & Alloy Products,
   Inc..................................      2,500         14,750
 *Unova, Inc............................     28,900        156,060
 UnumProvident Corp.....................     72,900      1,242,945
 *URS Corp..............................     11,800        245,322
 *US Liquids, Inc.......................      2,700          1,377
 *US Oncology, Inc......................     82,300        710,661
 *US Xpress Enterprises, Inc. Class A..         800          7,596
 *#USA Networks, Inc....................      3,000         83,415
 *USA Truck, Inc........................      2,100         15,383
 Usec, Inc..............................     74,000        495,800
 *Vail Resorts, Inc.....................     19,900        362,180
 Valero Energy Corp.....................     22,600        722,522
 Valhi, Inc.............................     19,800        194,040
 *Valpey Fisher Corp....................        300            840
 *Value City Department Stores, Inc.....      3,000          9,630
 *ValueClick, Inc.......................     26,600         74,613
 *Valuevision Media, Inc. Class A.......      9,800        153,174
 *Vans, Inc.............................      5,200         30,940
 *Varco International, Inc..............      4,500         73,620
 *Variagenics, Inc......................        100            138
 *Variflex, Inc.........................        300          1,010
 *Vastera, Inc..........................      9,800         57,477
 *Veeco Instruments, Inc................     10,200        142,545
 *VeriSign, Inc.........................     87,300        917,960
 *Veritas DGC, Inc......................     12,500         92,375
 *Veritas Software Co...................          1             18
 *Verity, Inc...........................     14,700        204,477
 *Viacom, Inc. Class A..................     85,800      4,032,600
 *Viacom, Inc. Class B..................    764,900     35,957,949
 *Viasat, Inc...........................     11,300        134,753
 *Viasys Healthcare, Inc................      3,717         59,472
 *Vical, Inc............................      3,700         14,153
 *Vicon Industries, Inc.................        300          1,155
 *Vicor Corp............................      8,700         72,863
 *Video Display Corp....................        300          1,998
 Vintage Petroleum, Inc.................      6,100         57,340
 *Vishay Intertechnology, Inc...........     78,711      1,112,186
 *Volt Information Sciences, Inc........      6,900        120,060

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Vyyo, Inc.............................      1,400   $      3,780
 *Wabash National Corp..................        500          3,950
 Wachovia Corp..........................      6,232        219,055
 Wallace Computer Services, Inc.........     29,000        543,750
 Walter Industries, Inc.................      7,140         74,613
 *Waste Connections, Inc................      9,700        361,907
 *Waste Industries USA, Inc.............     14,600        111,252
 *WatchGuard Technologoes, Inc..........     15,700        102,600
 Watsco, Inc. Class A...................     17,700        282,315
 *Watson Pharmaceuticals, Inc...........     58,200      1,745,418
 Watts Industries, Inc. Class A.........      8,800        138,864
 Wausau-Mosinee Paper Corp..............     29,200        337,552
 *WebMD Corp............................    169,600      1,450,928
 Wellman, Inc...........................      2,700         32,400
 Werner Enterprises, Inc................     34,666        765,599
 Wesco Financial Corp...................      1,110        335,220
 *West Marine, Inc......................      8,100        129,641
 *Westcoast Hospitality Corp............        900          4,856
 Westcorp, Inc..........................     13,320        274,525
 *Westport Resources Corp...............     18,231        374,100
 Weyerhaeuser Co........................     70,200      3,692,520
 *WFS Financial, Inc....................      9,100        191,419
 *Whitehall Jewelers, Inc...............      1,000         11,100
 Whitney Holdings Corp..................      5,850        197,028
 *#Wickes, Inc..........................        400            244
 *William Lyon Homes, Inc...............     11,500        261,625
 *Williams Industries, Inc..............        300          1,113
 *Willis Lease Finance Corp.............        600          3,525
 *Wilshire Oil Co. of Texas.............        600          1,986
 *Wilsons The Leather Experts, Inc......     13,300         96,159
 *Wind River Systems, Inc...............     21,700        131,068
 Wintrust Financial Corp................        800         24,184
 *#Wire One Technologies, Inc...........      2,400          7,152
 *Wireless Facilities, Inc..............     17,600        125,224
 *Wiser Oil Co..........................      2,700          6,480
 *WMS Industries, Inc...................      9,100        159,705
 *Wolverine Tube, Inc...................     11,400         65,550
 Woodward Governor Co...................      4,800        205,032
 *Workflow Management, Inc..............      3,500          7,823
 *World Acceptance Corp.................      3,200         22,368
 *WorldQuest Networks, Inc..............      1,700          3,655
 *Worldwide Restaurant Concepts, Inc....      7,100         15,975
 Worthington Industries, Inc............     73,800      1,300,356
 *Xanser Corp...........................      8,200         13,530
 *#Xerox Corp...........................    158,800      1,384,736
                                           SHARES        VALUE+
                                           ------        ------
 *Xeta Corp.............................      1,200   $      4,470
 *#XM Satellite Radio Holdings, Inc.....     11,300         28,420
 *Yellow Corp...........................     22,400        665,504
 York International Corp................        900         22,572
 *Zale Corp.............................     19,200        685,440
 *#Zapata Corp..........................        200          5,918
 Zenith National Insurance Corp.........      6,300        148,365
 *#ZixIt Corp...........................      3,300         13,002
 *Zoltek Companies, Inc.................      5,600         16,324
 *Zomax, Inc............................      8,600         37,195
 *#Zonagen, Inc.........................        900          1,022
 *Zoran Corp............................      8,500        182,963
 *Zygo Corp.............................      4,400         34,584
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $626,895,742)...................               663,475,110
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................      1,687          6,495
 *Orbital Science Corp. Warrants
   08/31/04.............................        213            309
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,938)........................                     6,804
                                                      ------------
                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $13,929,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $15,060,731) to be
   repurchased at $14,839,496
   (Cost $14,838,000)...................  $  14,838     14,838,000
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $641,777,680)++.................              $678,319,914
                                                      ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $642,366,861.

                See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                          SHARES       VALUE+
                                          ------       ------
COMMON STOCKS -- (97.4%)
 21st Century Insurance Group...........     600    $      8,400
 *3-D Systems Corp......................     600           4,995
 *3COM Corp.............................  11,700          60,547
 3M Co..................................   6,700         869,995
 *3TEC Energy Corp......................     800          10,964
 *7-Eleven, Inc.........................     900           7,218
 *#99 Cents Only Stores.................     800          22,376
 *#@Road, Inc...........................     500           2,045
 A. G. Edwards, Inc.....................   1,000          36,120
 *A.C. Moore Arts & Crafts, Inc.........     500           7,082
 *aaiPharma, Inc........................     100           1,692
 Abbott Laboratories....................  24,500       1,072,610
 *Abercrombie & Fitch Co................   1,400          34,818
 ABM Industries, Inc....................     500           7,420
 *Acacia Research Corp..................     110             495
 *Accredo Health, Inc...................     500          26,635
 *Ace Cash Express, Inc.................     100             805
 *Acme Communications, Inc..............     500           3,780
 *Actel Corp............................     200           3,851
 *Active Power, Inc.....................     900           1,840
 *Activision, Inc.......................     800          17,300
 *#Actrade Financial Technologies,
   Ltd..................................     700           1,778
 *Actuant Corp..........................     100           4,319
 *Acxiom Corp...........................   2,300          35,431
 *Adaptec, Inc..........................     400           2,694
 *ADC Telecommunications, Inc...........   5,000          10,875
 Adobe Systems, Inc.....................   8,200         242,392
 *Adolor Corp...........................     600           8,598
 *Adtran, Inc...........................   1,100          36,558
 *Advance Auto Parts Inc................     500          25,775
 *#Advance PCS..........................   2,600          64,116
 *Advanced Digital Information Corp.....     200           1,489
 *Advanced Energy Industries, Inc.......     100           1,789
 *Advanced Fibre Communications, Inc....   2,200          39,897
 Advanced Marketing Services, Inc.......   1,100          17,160
 *Advanced Medical Optics, Inc..........   1,022          11,446
 *Advanced Micro Devices, Inc...........   2,800          23,800
 *Advanced Neuromodulation Systems,
   Inc..................................     500          15,112
 *Advent Software, Inc..................     500           8,342
 *Advo, Inc.............................     500          16,340
 *AEP Industries, Inc...................     100           1,221
 *Aeroflex, Inc.........................     200           1,555
 *Affiliated Computer Services, Inc.
   Class A..............................   2,600         130,000
 *Affiliated Managers Group, Inc........     800          43,608
 *Affymetrix, Inc.......................   1,100          29,837
 AFLAC, Inc.............................  18,300         564,555
 *Aftermarket Technology Corp...........     400           5,220
 *Agco Corp.............................   3,300          79,662
 *Agere Systems, Inc. Class A...........     511             705
 *Agile Software Corp...................     300           2,694
 *Agilent Technologies, Inc.............   5,200         100,932
 AGL Resources, Inc.....................     500          12,055
 Air Products & Chemicals, Inc..........   4,000         176,880
 Airborne, Inc..........................     600           8,598
 *Airgas, Inc...........................   1,900          31,939
 *Airtran Holdings, Inc.................     600           2,316
                                          SHARES       VALUE+
                                          ------       ------
 *AK Steel Holding Corp.................   5,200    $     42,120
 *Akorn, Inc............................     100             137
 Alabama National Bancorporation........     500          22,145
 *Alaris Medical, Inc...................   3,500          24,990
 *Alaska Air Group, Inc.................     700          14,819
 Albany International Corp. Class A.....     700          14,560
 *Albany Molecular Research, Inc........   1,000          14,945
 Albemarle Corp.........................     500          15,575
 Alberto-Culver Co......................     500          23,450
 Alberto-Culver Co. Class B.............     900          44,595
 Albertson's, Inc.......................   4,700         109,698
 Alcoa, Inc.............................  13,600         347,480
 *Alexion Pharmaceuticals, Inc..........     100           1,756
 Alfa Corp..............................     900          11,295
 *Alkermes, Inc.........................     700           6,244
 *Allegheny Corp........................     102          18,870
 *Allen Telecom, Inc....................     300           2,865
 Allergan, Inc..........................   4,600         270,434
 ALLETE.................................   1,500          35,085
 *Alliance Gaming Corp..................     500           8,652
 *Alliance Semiconductor Corp...........     200             877
 Alliant Energy Corp....................     800          13,024
 *Alliant Techsystems, Inc..............   1,350          79,650
 *Allied Healthcare International,
   Inc..................................     100             430
 *Allied Research Corp..................     500           8,050
 *Allied Waste Industries, Inc..........   5,500          58,740
 *Alloy Online, Inc.....................     800           9,508
 *Allscripts Healthcare Solutions,
   Inc..................................     700           2,051
 Allstate Corp..........................   8,800         343,464
 Alltel Corp............................   3,800         209,304
 *Altera Corp...........................     500           7,232
 *#Amazon.com, Inc......................   5,500         128,947
 Ambac Financial Group, Inc.............   5,200         325,052
 *Ambassadors Group, Inc................     100           1,351
 *Ambassadors, Inc......................     100             869
 *AMC Entertainment, Inc................     500           4,925
 Amerada Hess Corp......................   3,000         168,000
 Ameren Corp............................   2,000          82,700
 *America West Holdings Corp.
   Class B..............................     200             438
 *American Axle & Manufacturing
   Holdings, Inc........................   2,400          57,552
 *American Eagle Outfitters, Inc........     800          15,304
 #American Electric Power Co., Inc......   5,600         159,152
 American Express Co....................  35,200       1,370,336
 American Financial Group, Inc..........     500          11,875
 *American Greetings Corp. Class A......   2,800          45,556
 *#American Healthways, Inc.............     200           4,144
 American International Group, Inc......  100,600      6,554,090
 *#American Italian Pasta Co............     700          25,410
 *American Management Systems, Inc......   1,000          13,785
 *American Medical Security Group,
   Inc..................................     600           6,894
 *American Medical Systems Holdings,
   Inc..................................     600           9,771
 *American Pacific Corp.................     100             875
 *American Physicians Capital, Inc......     500           9,267
 *American Power Conversion Corp........   6,500         104,747
 *American Retirement Corp..............     100             165

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *American Standard Companies, Inc......   2,400    $    178,752
 *American West Bancorporation..........     110           1,535
 American Woodmark Corp.................     200          11,895
 *#Americredit Corp.....................     200           1,664
 *Ameripath, Inc........................     200           3,381
 AmerisourceBergen Corp.................   4,100         237,882
 *Ameritrade Holding Corp...............   7,400          38,406
 AmerUs Group Co........................   1,400          44,870
 Ametek, Inc............................     800          29,736
 *Amgen, Inc............................  27,876       1,315,050
 *Amkor Technology, Inc.................   1,000           7,265
 *Amphenol Corp.........................   1,000          44,350
 *AMR Corp..............................     900           6,966
 AmSouth Bancorporation.................   4,600          87,722
 *Amsurg Corp...........................     600          15,312
 *Amylin Pharmaceuticals, Inc...........     900          15,511
 Anadarko Petroleum Corp................  12,300         580,560
 *Analog Devices, Inc...................   8,300         254,727
 Analogic Corp..........................     500          22,502
 *Anaren Microwave, Inc.................     200           2,310
 Anchor Bancorp Wisconsin, Inc..........     500          10,147
 *Andrew Corp...........................   1,100          12,391
 Anheuser-Busch Companies, Inc..........  13,400         658,208
 *Anixter International, Inc............   1,200          29,352
 *Ann Taylor Stores Corp................   1,800          42,750
 *Ansys, Inc............................     500          10,312
 *Anthem, Inc...........................   1,699         100,666
 *Antigenics, Inc.......................     500           6,110
 *AOL Time Warner, Inc..................  63,600       1,041,132
 AON Corp...............................   3,000          54,720
 *APAC Teleservices, Inc................     700           1,862
 Apache Corp............................   6,380         343,754
 Apogee Enterprises, Inc................   1,100          10,235
 *Apogent Technologies, Inc.............   3,400          68,204
 *Apollo Group, Inc. (Class A)..........   1,950          80,447
 *Apple Computer, Inc...................  14,400         223,560
 Applebees International, Inc...........   1,500          37,807
 Applera Corporation - Applied
   Biosystems Group.....................   1,700          37,162
 *Applica, Inc..........................     600           2,976
 *Applied Films Corp....................     500          10,150
 *Applied Materials, Inc................  62,400       1,064,232
 *Applied Micro Circuits Corp...........   3,800          17,347
 *Apria Healthcare Group, Inc...........   1,600          37,520
 Aptargroup, Inc........................   1,100          32,868
 Aquila, Inc............................     500           1,010
 *Aradigm Corp..........................     100             196
 *Arch Capital Group, Ltd...............     100           3,022
 Arch Coal, Inc.........................   1,900          38,019
 Archer-Daniels Midland Co..............  15,500         206,615
 Arctic Cat, Inc........................     600           9,258
 *Arena Pharmaceuticals, Inc............     300           1,999
 *Argosy Gaming Corp....................   1,000          19,570
 *Ariad Pharmaceuticals, Inc............     100             279
 *Ariba, Inc............................   3,800          15,903
 *Arkansas Best Corp....................   1,000          29,290
 *Armor Holdings, Inc...................     200           2,864
 *Arqule, Inc...........................     200           1,179
 *Array BioPharma, Inc..................     500           4,235
 *Arrow Electronics, Inc................   1,700          27,421
 Arrow International, Inc...............     500          18,830
 *Arthrocare Corp.......................     200           2,385
                                          SHARES       VALUE+
                                          ------       ------
 *Artisan Components, Inc...............     500    $     10,272
 *Ascential Software Corp...............   5,600          16,772
 Ashland, Inc...........................     700          20,419
 *Ashworth, Inc.........................     600           3,123
 *Aspect Communications Corp............     200             631
 Associated Banc-Corp...................   1,000          33,515
 *Astec Industries, Inc.................     500           5,120
 #Astoria Financial Corp................     700          18,424
 *ASV, Inc..............................     100             875
 *Asyst Technologies, Inc...............   1,100           9,229
 AT&T Corp..............................  15,780         442,471
 *AT&T Wireless Services, Inc...........  37,900         286,145
 *AtheroGenics, Inc.....................     500           3,497
 *Atlantic Coast Airlines, Inc..........     400           4,262
 *Atmel Corp............................   7,700          26,911
 *ATMI, Inc.............................     700          16,800
 Atmos Energy Corp......................     500          11,150
 *Atrix Labs, Inc.......................     300           5,547
 *Atwood Oceanics, Inc..................     800          23,864
 *Audiovox Corp. Class A................     300           3,264
 Autodesk, Inc..........................   1,400          21,707
 Automatic Data Processing, Inc.........  11,700         508,599
 *AutoNation, Inc.......................  12,500         154,250
 *Autozone, Inc.........................     600          49,020
 *Avatar Holdings, Inc..................     100           2,450
 *Avenue A, Inc.........................     700           2,432
 #Avery Dennison Corp...................   2,000         128,880
 *Avi Biopharma, Inc....................     500           2,907
 *Aviall, Inc...........................     100             816
 *Avid Technology, Inc..................     900          17,667
 *Avigen, Inc...........................     600           4,842
 Avista Corp............................     500           4,885
 *Avocent Corp..........................   1,300          30,641
 Avon Products, Inc.....................   5,400         277,290
 AVX Corp...............................     400           5,140
 *Aztar Corp............................     400           5,668
 #B B & T Corp..........................   6,155         233,828
 Baker Hughes, Inc......................   5,600         183,344
 Baldor Electric Co.....................     500           9,725
 Ball Corp..............................   1,800          89,064
 BancorpSouth, Inc......................   1,400          27,370
 Bandag, Inc............................     500          20,370
 Bank of America Corp...................  19,100       1,338,528
 Bank of Hawaii Corp....................   2,100          64,008
 Bank of New York Co., Inc..............   9,500         288,325
 Bank One Corp..........................  14,700         580,503
 *Bank United Financial Corp. Class A..      800          12,496
 Banknorth Group, Inc...................   1,600          35,248
 Banta Corp.............................     500          15,325
 Bard (C.R.), Inc.......................   1,000          55,500
 *Barnes & Noble, Inc...................   1,400          33,138
 Barnes Group, Inc......................     500          10,525
 *Barr Laboratories, Inc................   1,100          72,633
 *Barra, Inc............................     300          11,062
 *Barry (R.G.) Corp.....................     100             470
 Bausch & Lomb, Inc.....................   1,000          37,740
 *Bay View Capital Corp.................   1,700           9,894
 *Baycorp Holdings, Ltd.................     100           1,470
 *Bea Systems, Inc......................     300           3,319
 Bear Stearns Companies, Inc............   2,100         134,400
 *Beazer Homes USA, Inc.................     600          38,262
 *Bebe Stores, Inc......................   1,100          14,789

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Beckman Coulter, Inc...................     200    $      5,912
 Becton Dickinson & Co..................   4,800         142,416
 *Bed, Bath and Beyond, Inc.............   4,900         170,716
 BEI Technologies, Inc..................     700          10,059
 Belden, Inc............................     700          11,760
 *Bell Microproducts, Inc...............     100             746
 Bellsouth Corp.........................  20,200         561,560
 Belo Corp. Class A.....................   2,700          62,613
 Bemis Co., Inc.........................     800          41,376
 *Benchmark Electronics, Inc............     600          18,666
 Berkley (W.R.) Corp....................   1,650          65,175
 Berry Petroleum Corp. Class A..........     500           8,040
 *Best Buy Co., Inc.....................   1,200          33,216
 *Beverly Enterprises...................     600           1,956
 *Big Lots, Inc.........................   3,100          39,370
 *Bio Technology General Corp...........   2,000           8,490
 *#Biogen, Inc..........................   3,400         150,195
 *BioMarin Pharmaceutical, Inc..........   1,100           9,350
 Biomet, Inc............................   5,100         140,275
 *Bionx Implants, Inc...................     100             293
 *Bio-Rad Laboratories, Inc. Class A....     200           7,900
 *#Biosite Diagnostics, Inc.............     600          17,100
 *Biosource International, Inc..........     100             580
 *BISYS Group, Inc......................   2,100          42,588
 *BJ Services, Co.......................   6,200         207,390
 Black & Decker Corp....................   2,000          85,940
 *Black Box Corp........................     600          29,955
 *Blackrock, Inc........................     500          20,005
 Block (H.&R.), Inc.....................   2,300          88,159
 Blockbuster, Inc. Class A..............     500          10,880
 *Blount International, Inc.............     100             361
 *Blue Rhino Corp.......................     500           9,675
 *Bluegreen Corp........................   1,000           3,800
 Blyth, Inc.............................   2,200          60,940
 BMC Industries, Inc....................     200             370
 *BMC Software, Inc.....................   7,300         130,670
 *Boca Resorts, Inc.....................     900          10,395
 Boeing Co..............................  13,800         469,200
 Boise Cascade Corp.....................   1,000          27,080
 *BOK Financial Corp....................   2,060          67,764
 *Bombay Co., Inc.......................     100             424
 *Borders Group, Inc....................   2,700          49,410
 Borg-Warner, Inc.......................     900          46,368
 *Borland Software Corp.................   1,300          17,225
 *Boston Beer Company, Inc. Class A.....     400           6,272
 *Boston Communications Group, Inc......     600           8,112
 Boston Private Financial Holdings,
   Inc..................................     600          11,346
 *Boston Scientific Corp................  15,000         630,000
 Bowater, Inc...........................     900          39,042
 Bowne & Co., Inc.......................     500           5,300
 *Boyd Gaming Corp......................     400           5,700
 *Bradley Pharmaceuticals, Inc.
   Class A..............................     500           7,505
 Brady (W.H.) Co. Class A...............   1,000          34,000
 *Brass Eagle, Inc......................     100             879
 Briggs & Stratton Corp.................     500          21,075
 *Brigham Exploration Co................     100             398
 *Brinker International, Inc............   1,800          53,640
 Bristol Myers Squibb Co................  30,400         805,600
 *#Broadcom Corp........................     300           5,883
 *Brooks-PRI Automation Inc.............     124           1,789
                                          SHARES       VALUE+
                                          ------       ------
 *Brookstone, Inc.......................     500    $      7,577
 *Brown (Tom), Inc......................   1,600          38,960
 Brown and Brown, Inc...................   1,600          55,072
 Brown-Forman Corp. Class B.............     500          33,050
 *Bruker Daltonics, Inc.................     600           3,330
 Brunswick Corp.........................   7,800         163,956
 *Buca, Inc.............................     100             938
 *Buckeye Technology, Inc...............     900           6,057
 *Buckle, Inc...........................     300           5,940
 *Building Materials Holding Corp.......     100           1,340
 Burlington Coat Factory Warehouse
   Corp.................................   1,400          28,938
 Burlington Northern Santa Fe Corp......   4,800         121,584
 #Burlington Resources, Inc.............   5,200         219,024
 *BWAY Corp.............................     100           1,963
 C & D Technologies, Inc................     600          11,682
 *C-COR.Net Corp........................     200             803
 C. H. Robinson Worldwide, Inc..........   1,400          42,882
 *Cablevision Systems Corp. Class A.....   1,300          21,983
 Cabot Corp.............................     400          10,132
 *#Cabot Microelectronics Corp..........     500          30,185
 Cabot Oil & Gas Corp. Class A..........     800          18,480
 *Caci International, Inc. Class A......     500          19,050
 *Cadence Design Systems, Inc...........     400           5,768
 *Cal Dive International, Inc...........   1,200          27,942
 *California Coastal Communities, Inc...     100             551
 California Water Service Group.........     500          12,800
 Callaway Golf Co.......................   1,300          17,472
 *Callon Petroleum Corp.................     300           1,761
 Cambrex Corp...........................     300           8,844
 Campbell Soup Co.......................   6,600         159,390
 *Candela Laser Corp....................     100             647
 *Cannondale Corp.......................     100             151
 #Capital One Financial Corp............   9,000         304,200
 *Capital Pacific Holdings, Inc.........     100             319
 *Capital Senior Living Corp............     500           1,325
 *Capital Trust, Inc....................     100             450
 Capitol Federal Financial..............     500          13,752
 Caraustar Industries, Inc..............     100             930
 Carbo Ceramics, Inc....................     100           3,331
 *Cardiac Sciences, Inc.................   1,300           3,061
 Cardinal Health, Inc...................  17,200       1,058,488
 *CardioDynamics International Corp.....     200             817
 *Career Education Corp.................     700          27,240
 *#Caremark Rx, Inc.....................   5,500          97,130
 Carlisle Companies, Inc................     600          24,918
 *CarMax, Inc...........................   3,499          68,930
 *Carrizo Oil & Gas, Inc................     100             457
 Cascade Natural Gas Corp...............     100           1,965
 *Casella Waste Systems, Inc. Class A..      100             731
 Casey's General Stores, Inc............   1,400          17,024
 Cash America International, Inc........     600           5,418
 *Catalina Marketing Corp...............     300           6,165
 *Catellus Development Corp.............   3,500          63,910
 Caterpillar, Inc.......................   5,200         259,480
 Cato Corp. Class A.....................     600          11,880
 *Cavalier Homes, Inc...................     100             234
 CBRL Group, Inc........................   2,300          62,721
 *CDI Corp..............................     800          23,008
 *CDW Computer Centers, Inc.............     800          40,788
 *Celgene Corp..........................   1,300          31,986
 *Cell Genesys, Inc.....................     900          11,749

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Cendant Corp..........................  44,376    $    558,250
 #CenterPoint Energy, Inc...............   1,200           9,180
 Centex Construction Products, Inc......   1,000          36,090
 Centex Corp............................   2,400         120,792
 *Central Garden & Pet Co...............     600          11,490
 Central Parking Corp...................   1,400          27,146
 Central Vermont Public Service Corp....     400           7,260
 Century Aluminum Co....................     100             767
 *Century Business Services, Inc........   2,500           8,137
 *Cephalon, Inc.........................   1,200          65,514
 *Cepheid, Inc..........................     500           3,090
 *Ceridian Corp.........................   4,800          69,120
 *Cerner Corp...........................   1,100          36,250
 CH Energy Group, Inc...................     500          24,000
 *Chalone Wine Group, Ltd...............     100             830
 *Charles and Colvard, Ltd..............     300           1,776
 *Charles River Laboratories
   International, Inc...................   1,100          40,205
 *Charming Shoppes, Inc.................   2,600          12,337
 *Chart Industries, Inc.................   2,600           1,638
 Charter One Financial, Inc.............   2,915          87,741
 *Chattem, Inc..........................     500          20,827
 *Checkers Drive-In Restaurant, Inc.....     500           3,805
 *CheckFree Corp........................   3,400          66,623
 *Checkpoint System, Inc................     700           7,623
 *Cheesecake Factory, Inc...............     100           3,568
 Chesapeake Energy Corp.................   6,900          47,817
 ChevronTexaco Corp.....................  15,000       1,005,450
 *#Chicos Fas, Inc......................     800          17,984
 *ChipPAC, Inc..........................   1,600           7,464
 *Chiron Corp...........................   6,500         261,430
 Chittenden Corp........................     500          13,120
 *Choice Hotels International, Inc......     100           2,253
 *#Choicepoint, Inc.....................     900          33,822
 *Chromcraft Revington, Inc.............     100           1,305
 #Chubb Corp............................   2,100         123,060
 Church & Dwight Co., Inc...............     900          27,108
 *Ciber, Inc............................   1,300           7,800
 *Cima Laboratories, Inc................     800          21,280
 *Cimarex Energy Co.....................   1,456          22,015
 Cincinnati Financial Corp..............   1,200          46,350
 Cinergy Corp...........................   2,300          74,520
 Cintas Corp............................   5,200         262,678
 Circuit City Stores, Inc. (Circuit City
   Group)...............................   8,600          83,248
 *Cisco Sytems, Inc.....................  113,300      1,691,002
 Citigroup, Inc.........................  68,715       2,671,639
 Citizens Banking Corp..................     500          12,990
 *Citizens Communications Co............  11,300         111,418
 *Citizens, Inc. Class A................     460           3,818
 *#Citrix Systems, Inc..................   1,600          18,808
 City Holding Co........................     500          14,955
 City National Corp.....................     500          22,685
 *CKE Restaurants, Inc..................     800           3,984
 Claire's Stores, Inc...................   1,200          31,152
 Clarcor, Inc...........................     500          16,450
 *Clark/Bardes Holdings, Inc............     800          14,600
 #Clayton Homes, Inc....................   4,900          66,052
 *Clayton Williams Energy, Inc..........     100           1,097
 *Clear Channel Communications, Inc.....  30,835       1,340,089
 *Cleveland Cliffs, Inc.................     500          10,375
 #Clorox Co.............................   4,100         179,744
                                          SHARES       VALUE+
                                          ------       ------
 CMS Energy Corp........................   1,000    $      9,950
 *CNA Financial Corp....................  11,000         272,580
 CNA Surety Corp........................     500           3,985
 CNF Transportation, Inc................     400          12,552
 *CNS, Inc..............................     100             642
 *Coach, Inc............................   1,400          47,628
 Coachmen Industries, Inc...............     500           7,975
 *Cobalt Corp...........................     200           2,430
 Coca-Cola Co...........................  38,000       1,734,320
 Coca-Cola Enterprises, Inc.............  15,900         338,511
 *Cognex Corp...........................     700          15,715
 *#Cognizant Technology Solutions
   Corp.................................     500          35,635
 *Coherent, Inc.........................   1,000          21,320
 Cohu, Inc..............................     500           7,757
 *Coinstar, Inc.........................     700          16,940
 *Coldwater Creek, Inc..................     500           7,937
 *Cole (Kenneth) Productions, Inc.
   Class A..............................     300           7,527
 *Cole National Corp. Class A...........     100           1,090
 Colgate-Palmolive Co...................  10,200         524,178
 Colonial Bancgroup, Inc................   2,000          24,320
 *Colorado Medtech, Inc.................     100             205
 *Columbia Banking System, Inc..........     315           4,224
 *Columbia Sportswear Co................     700          30,929
 *Comcast Corp. Class A.................  26,424         616,868
 *Comcast Corp. Special Class A
   Non-Voting...........................  39,900         908,722
 Comerica, Inc..........................   1,900          89,927
 *Comfort Systems USA, Inc..............     600           1,890
 Commerce Bancorp, Inc..................   1,600          73,200
 Commerce Bancshares, Inc...............   1,135          45,478
 Commerce Group, Inc....................     500          18,150
 Commercial Federal Corp................     500          11,225
 Community First Bankshares, Inc........     500          13,342
 *Community Health Care.................   3,000          61,650
 Compass Bancshares, Inc................   1,600          51,664
 *Compucom Systems, Inc.................     600           3,999
 *CompuCredit Corp......................     800           5,752
 Computer Associates International,
   Inc..................................   5,100          77,061
 *Computer Horizons Corp................     100             352
 *Computer Network Technology Corp......     500           4,645
 *Computer Sciences Corp................   5,200         181,428
 *Compuware Corp........................   3,300          18,001
 *Comstock Resources, Inc...............   1,200          10,128
 *Comverse Technology, Inc..............   2,000          24,270
 Conagra, Inc...........................   8,400         204,708
 *Conceptus, Inc........................     100           1,386
 *Concord Camera Corp...................   1,100           6,627
 *Concord EFS, Inc......................   1,600          24,000
 *Concurrent Computer Corp..............   1,100           3,547
 *Cone Mills Corp.......................     600           1,260
 *Conmed Corp...........................     900          17,167
 *Connitics Corp........................     800           9,564
 ConocoPhilips..........................   1,700          81,277
 *Conrad Industries, Inc................     100             314
 CONSOL Energy, Inc.....................     900          12,582
 Consolidated Edison, Inc...............   3,700         147,075
 *Consolidated Graphics, Inc............     700          14,350
 *Constellation Brands, Inc.............   3,800          89,376
 Constellation Energy Group.............   2,000          52,700

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Convera Corp..........................     100    $        313
 *Cooper Cameron Corp...................   2,700         138,402
 #Cooper Companies, Inc.................   1,400          39,340
 Cooper Industries, Ltd.................   1,100          41,822
 Cooper Tire & Rubber Co................     800          12,720
 Coors (Adolph) Co. Class B.............     800          51,888
 *Copart, Inc...........................   1,600          19,368
 *Corixa Corp...........................     300           2,154
 Corn Products International, Inc.......     800          23,736
 *Corning, Inc..........................   7,000          31,010
 *Corporate Executive Board Co..........     700          23,103
 *Corrections Corporation of America....     700          12,530
 Corus Bankshares, Inc..................     500          22,580
 *Cost Plus, Inc........................     100           3,287
 *CoStar Group, Inc.....................     300           5,329
 *Costco Wholesale Corp.................   7,800         251,979
 Countrywide Credit Industries, Inc.....   3,700         182,410
 *Covance, Inc..........................   1,500          33,630
 *Covenant Transport, Inc. Class A......     100           1,769
 *Coventry Health Care, Inc.............   2,300          66,125
 *Cox Communications, Inc...............  24,400         738,832
 *Cox Radio, Inc........................   1,700          41,905
 Crane Co...............................     700          14,399
 *Cray, Inc.............................     500           3,497
 *Credence Systems Corp.................     300           3,243
 *Credit Acceptance Corp................   1,000           8,000
 *#Cree Research, Inc...................   1,600          37,864
 Crompton Corp..........................     600           4,236
 *Cross (A.T.) Co. Class A..............     100             600
 *Crown Cork & Seal Co., Inc............   4,300          37,152
 *CSG Systems International, Inc........     800          11,300
 *CSK Auto Corp.........................     700           8,743
 *CSS Industries, Inc...................     100           3,490
 CSX Corp...............................   3,200          88,480
 *Cubist Pharmaceuticals, Inc...........     500           5,940
 Cullen Frost Bankers, Inc..............     800          26,480
 *Culp, Inc.............................     100             890
 Cummins Engine Co., Inc................     500          15,720
 *Cumulus Media, Inc. Class A...........   1,300          21,547
 *CUNO, Inc.............................     900          29,947
 *Curative Health Services, Inc.........     300           4,656
 Curtiss-Wright Corp....................     100           6,150
 *CV Therapeutics, Inc..................     500          11,647
 CVB Financial Corp.....................     500          12,227
 #CVS Corp..............................   9,800         263,424
 *Cyberonics, Inc.......................     100           1,726
 *#Cymer, Inc...........................     900          32,755
 *Cytec Industries, Inc.................   1,900          50,787
 *Cytyc Corp............................   1,400          13,986
 *Daisytek International Corp...........     600           4,956
 *Daktronics, Inc.......................     700          10,041
 Dana Corp..............................   5,900          79,650
 Danaher Corp...........................   7,900         496,436
 *Danielson Holding Corp................     200             390
 #Darden Restaurants, Inc...............   4,800         103,824
 Datascope Corp.........................     100           2,563
 *DaVita, Inc...........................   2,200          56,430
 *Dean Foods Co.........................   2,000          74,300
 *Deckers Outdoor Corp..................     100             389
 Deere & Co.............................   3,800         194,370
 *Del Laboratories, Inc.................     110           2,602
 *Del Monte Foods Co....................     800           7,120
                                          SHARES       VALUE+
                                          ------       ------
 *Dell Computer Corp....................  50,700    $  1,450,020
 Delphi Automotive Systems Corp.........     500           4,250
 Delphi Financial Group, Inc. Class A..      200           7,650
 Delta and Pine Land Co.................     800          16,128
 Deltic Timber Corp.....................     500          13,250
 Deluxe Corp............................   1,000          43,400
 *Denbury Resources, Inc................   2,400          24,792
 *Dendreon Corp.........................     600           2,430
 *Dendrite International, Inc...........     200           1,177
 Dentsply International, Inc............   2,550          85,565
 *Department 56, Inc....................     500           6,135
 Diagnostic Products Corp...............   1,400          50,792
 Dial Corp..............................   2,100          43,722
 Diamond Offshore Drilling, Inc.........   2,000          44,880
 *Dianon Systems, Inc...................     600          27,978
 Diebold, Inc...........................   1,700          67,371
 *Digene Corp...........................     100             809
 *Digimarc Corp.........................     500           7,952
 *Digital Insight Corp..................     500           5,170
 *Digital River, Inc....................     500           7,235
 *Digitas, Inc..........................     800           2,536
 Dillards, Inc. Class A.................   2,900          56,028
 Dime Community Bancorp, Inc............     500          10,285
 *Dionex Corp...........................     500          15,147
 Disney (Walt) Co.......................  40,400         800,728
 *Diversa Corp..........................     500           5,750
 *Dixie Group, Inc......................     100             398
 *Documentum, Inc.......................   1,600          29,912
 Dole Food Co., Inc.....................     700          20,657
 Dollar General Corp....................   3,200          42,336
 *Dollar Thrifty Automotive Group,
   Inc..................................     700          14,756
 *Dollar Tree Stores, Inc...............   1,400          41,069
 Dominion Resources, Inc................   4,700         239,465
 Donaldson Co., Inc.....................   1,000          37,420
 Donnelley (R.R.) & Sons Co.............   1,500          31,905
 *DoubleClick, Inc......................   4,500          32,175
 Dover Corp.............................   3,300         102,960
 Dow Chemical Co........................  15,800         504,020
 Dow Jones & Co., Inc...................   1,100          45,595
 Downey Financial Corp..................     700          27,657
 DPL, Inc...............................   2,100          31,731
 DQE, Inc...............................   1,000          14,700
 *#Dress Barn, Inc......................   1,200          16,680
 *Drew Industries, Inc..................     100           1,645
 *Drexler Technology Corp...............     500           8,475
 Dreyer's Grand Ice Cream, Inc..........   1,800         126,225
 *Dril-Quip, Inc........................     800          15,080
 *DRS Technologies, Inc.................     500          16,680
 *Drugstore.com, Inc....................     500           1,045
 *DSP Group, Inc........................     600          10,428
 *DST Systems, Inc......................   2,800         106,260
 DTE Energy Co..........................   2,200          97,526
 *Duane Reade, Inc......................     200           3,798
 *Ducommun, Inc.........................     100           1,390
 Duke Power Co..........................  13,800         272,412
 DuPont (E.I.) de Nemours & Co., Inc....   8,000         356,960
 *DuPont Photomasks, Inc................     300           8,338
 *Dura Automotive Systems, Inc..........     800           7,780
 *Duratek, Inc..........................     100             833
 *Dwyer Group, Inc......................     100             394
 *Dycom Industries, Inc.................   1,533          23,164
 *E Trade Group, Inc....................   9,200          52,256

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
                                          SHARES       VALUE+
                                          ------       ------
 E.W. Scripps Co........................   2,400    $    190,272
 *EarthLink, Inc........................     500           3,115
 East West Bancorp, Inc.................     300          10,356
 Eastman Chemical Co....................   1,100          43,043
 #Eastman Kodak Co......................   4,500         166,140
 Eaton Corp.............................   1,200          91,044
 Eaton Vance Corp.......................   1,800          56,160
 *eBay, Inc.............................   4,700         324,112
 *#Echelon Corp.........................   1,500          21,960
 *Echostar Communications Corp.
   Class A..............................   5,000         102,425
 Ecolab, Inc............................   2,500         124,175
 *Eden Bioscience Corp..................     100             164
 *Edge Petroleum Corp...................     100             341
 *Edison International..................  16,800         186,312
 Edo Corp...............................     500          10,135
 *Education Management Corp.............     600          23,214
 *eFunds Corp...........................     500           4,512
 *EGL, Inc..............................   1,900          29,773
 El Paso Corp...........................   6,600          56,232
 *El Paso Electric Co...................   2,100          21,525
 *Electro Rent Corp.....................     800           9,672
 *Electro Scientific Industries, Inc....     700          17,045
 *Electronic Arts, Inc..................   3,000         203,535
 *Electronics Boutique Holdings Corp....     500          15,302
 *Electronics for Imaging, Inc..........   1,200          21,276
 *Elizabeth Arden, Inc..................     700          10,027
 ElkCorp................................     400           7,204
 *Embarcadero Technologies, Inc.........     500           3,272
 *EMC Corp..............................  23,000         166,750
 *Emcor Group, Inc......................     600          31,980
 Emerson Electric Co....................   2,000         104,300
 *Emmis Broadcasting Corp. Class A......   1,800          41,355
 *EMS Technologies, Inc.................     200           3,044
 *Emulex Corp...........................   1,600          38,624
 *Encore Acquisition Co.................     800          14,840
 *Encore Wire Corp......................     500           5,147
 Energen Corp...........................     500          13,360
 *Energy Conversion Devices, Inc........     500           6,062
 #Energy East Corp......................   1,800          39,042
 *Energy Partners, Ltd..................   1,200          11,100
 Engelhard Corp.........................   1,900          46,056
 Engineered Support Systems, Inc........     900          33,417
 ENSCO International, Inc...............   6,991         195,608
 *Entegris, Inc.........................     600           6,423
 *Entercom Communications Corp..........     500          27,080
 Entergy Corp...........................   3,400         148,682
 *Entravision Communications Corp.......   2,300          25,093
 *Entrust Technologies, Inc.............     400           1,608
 *Enzo Biochem, Inc.....................     505           7,322
 *Enzon, Inc............................     500           9,245
 EOG Resources, Inc.....................   5,100         197,727
 *EPIQ Systems, Inc.....................     500           7,532
 Equifax, Inc...........................   4,800         116,640
 Equitable Resources, Inc...............   1,200          42,324
 *Equity Marketing, Inc.................     100           1,175
 *Equity Oil Co.........................     100             192
 Erie Indemnity Co......................     800          30,816
 *Esco Technologies, Inc................     600          22,026
 *eSpeed, Inc...........................     500           7,552
 Estee Lauder Companies, Inc............   4,600         125,488
 *Esterline Technologies Corp...........     800          15,720
                                          SHARES       VALUE+
                                          ------       ------
 #Ethan Allen Interiors, Inc............   1,700    $     63,495
 *Evergreen Resources, Inc..............     900          38,520
 *Exact Sciences Corp...................     500           6,125
 *Exar Corp.............................     700           9,884
 *Excel Technology, Inc.................     600          11,994
 *EXCO Resources, Inc...................     100           1,663
 Exelon Corp............................   5,400         271,026
 *Expedia, Inc..........................     500          38,515
 Expeditors International of
   Washington...........................   3,000         100,260
 *Express Scripts, Inc. Class A.........   1,600          81,144
 *Extended Stay America, Inc............   2,800          39,172
 *Extreme Networks, Inc.................     300           1,354
 *Exult, Inc............................   1,700           5,474
 Exxon Mobil Corp.......................  82,600       2,874,480
 F.N.B. Corp............................     500          14,035
 *F5 Networks, Inc......................     500           7,027
 Factset Research Systems, Inc..........     600          18,540
 #Fair, Isaac & Co., Inc................   1,257          55,057
 *Fairchild Corp. Class A...............     100             506
 *Fairchild Semiconductor Corp.
   Class A..............................   2,000          30,620
 *#FalconStor Software, Inc.............     500           2,475
 Family Dollar Stores, Inc..............   2,900          85,521
 Fastenal Co............................   2,300          82,121
 Federal Signal Corp....................     500           9,480
 *Federated Department Stores, Inc......   8,600         281,048
 #FedEx Corp............................  13,900         730,723
 *FEI Co................................     600          11,220
 Ferro Corp.............................     500          11,905
 *Fibermark, Inc........................     100             677
 Fidelity Bankshares, Inc...............     500           9,452
 Fidelity National Financial, Inc.......     880          28,468
 *Fidelity National Information
   Solutions, Inc.......................     500          10,092
 Fifth Third Bancorp....................   7,600         425,144
 *Filenet Corp..........................   1,100          15,092
 *Financial Federal Corp................     500          12,900
 *Finish Line, Inc. Class A.............     600           6,354
 First American Financial Corp..........     900          18,441
 *First Banks America, Inc..............     100           4,060
 First Charter Corp.....................     500           9,095
 First Citizens Bancshares, Inc.........     100          10,080
 First Commonwealth Financial Corp......     600           7,050
 *First Consulting Group, Inc...........     100             695
 First Data Corp........................  26,400         914,496
 First Financial Bancorp................     100           1,720
 First Financial Holdings, Inc..........     500          13,047
 *First Health Group Corp...............   1,600          38,184
 First Midwest Bancorp, Inc.............     300           8,382
 First Niagara Financial Group, Inc.....     100           3,059
 *First Republic Bank...................     700          14,560
 First Tennessee National Corp..........   1,600          59,008
 First Virginia Banks, Inc..............     750          28,275
 First Years, Inc.......................     100             995
 FirstEnergy Corp.......................   5,000         158,400
 *FirstFed Financial Corp...............     700          19,075
 Firstmerit Corp........................   1,000          22,685
 *Fiserv, Inc...........................   2,900          98,571
 *Fisher Scientific International,
   Inc..................................     200           5,992
 Flagstar Bancorp, Inc..................     900          16,425
 *Flanders Corp.........................     200             363

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
                                          SHARES       VALUE+
                                          ------       ------
 FleetBoston Financial Corp.............  12,400    $    336,412
 *#Fleetwood Enterprises, Inc...........     100             824
 *Flir Systems, Inc.....................     500          21,782
 Florida East Coast Industries, Inc.....     100           2,315
 Florida Rock Industries, Inc...........     800          32,008
 Flowers Foods, Inc.....................   1,050          25,273
 *Flowserve Corp........................     300           4,566
 *FMC Corp..............................   1,100          31,174
 *FMC Technologies, Inc.................   1,891          36,440
 *Foot Locker, Inc......................   4,600          61,640
 Ford Motor Co..........................   2,200          25,036
 Forest City Enterprises, Inc.
   Class A..............................     300           9,513
 Forest City Enterprises, Inc.
   Class B..............................     150           4,890
 *Forest Laboratories, Inc..............   4,300         461,519
 *Forest Oil Corp.......................   2,500          66,500
 *Forrester Resh, Inc...................     300           4,597
 Fortune Brands, Inc....................   2,400         117,048
 *Forward Air Corp., Inc................     100           1,927
 *Fossil, Inc...........................   1,800          36,621
 *Foster (L.B.) Co. Class A.............     100             412
 *Foundry Networks, Inc.................   2,500          24,950
 *Four Kids Entertainment, Inc..........     700          16,800
 *Fox Entertainment Group, Inc.
   Class A..............................   3,700          98,642
 FPL Group, Inc.........................   2,700         158,760
 *Franklin Covey Co.....................     100             170
 Franklin Resources, Inc................  11,800         436,010
 Freds, Inc. Class A....................     650          16,308
 *FreeMarkets, Inc......................     700           5,897
 *Freeport McMoran Copper & Gold, Inc.
   Class B..............................   2,800          43,400
 Fremont General Corp...................   1,300           5,460
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................     200           1,800
 *Frontier Airlines, Inc................     200           1,152
 Frontier Oil Corp......................     800          11,480
 *FTI Consulting, Inc...................     150           6,151
 Fuller (H.B.) Co.......................   1,000          29,155
 Fulton Financial Corp..................   1,100          19,354
 *Furniture Brands International,
   Inc..................................   2,000          56,000
 G & K Services, Inc. Class A...........   1,200          41,160
 *Gabelli Asset Management, Inc.........     100           3,300
 #Gallagher (Arthur J.) & Co............   1,200          33,804
 Gannett Co., Inc.......................   6,200         441,750
 Gap, Inc...............................  23,700         376,593
 *Gardner Denver Machinery, Inc.........     600          10,290
 *Gart Sports Co........................     100           2,626
 *Gartner Group, Inc....................   1,100          10,747
 *Gateway, Inc..........................   5,100          19,431
 GATX Corp..............................     500          12,065
 *Gaylord Entertainment Co..............     900          17,910
 Gencorp, Inc...........................   1,000           8,100
 *Gene Logic, Inc.......................     200           1,574
 *Genecor International, Inc............     700           7,878
 *Genentech, Inc........................  17,300         570,900
 General Dynamics Corp..................   3,800         309,510
 General Electric Co....................  137,651      3,730,342
 General Mills, Inc.....................   5,600         249,872
 General Motors Corp....................   8,700         345,390
 *Genesco, Inc..........................     100           2,061
 *Genlyte Group, Inc....................     800          26,608
 *#Genta, Inc...........................     600           6,783
                                          SHARES       VALUE+
                                          ------       ------
 *Gentex Corp...........................   3,100    $     93,015
 Genuine Parts Co.......................   1,900          60,401
 *#Genus, Inc...........................     100             285
 *Genzyme Corp..........................   3,100         101,695
 Georgia Gulf Corp......................   1,000          20,960
 Georgia-Pacific Corp...................   2,000          41,460
 *Getty Images, Inc.....................   1,300          38,831
 Gibraltar Steel Corp...................     100           1,917
 *#Gilead Sciences, Inc.................   3,600         141,966
 Gillette Co............................   6,700         203,144
 *Global Imaging Systems, Inc...........     600          11,286
 GlobalSantaFe Corp.....................   1,995          51,112
 Gold Banc Corp.........................     700           6,863
 Golden West Financial Corp.............   7,400         512,080
 *Good Guys, Inc........................     100             271
 Goodrich (B.F.) Co.....................   1,400          25,760
 *Goodrich Petroleum Corp...............     100             260
 *Goodys Family Clothing, Inc...........     100             436
 *GP Strategies Corp....................     100             475
 Graco, Inc.............................   1,050          31,038
 *Graftech International, Ltd...........     100             550
 Grainger (W.W.), Inc...................   1,100          59,158
 Granite Construction, Inc..............     500           8,500
 *Graphic Packaging International
   Corp.................................   1,400           9,730
 Great American Financial Resources,
   Inc..................................     500           7,925
 Great Lakes Chemical Corp..............   1,000          25,100
 Great Plains Energy, Inc...............     600          13,494
 Greenpoint Financial Corp..............   1,500          64,050
 *Grey Wolf, Inc........................   9,500          36,195
 *Griffon Corp..........................   1,100          13,695
 *Group 1 Automotive, Inc...............     600          14,250
 *Grubb & Ellis Co......................     100             135
 *Gtech Holdings, Inc...................     800          18,392
 *Guess, Inc............................     900           4,716
 *Guidant Corp..........................   7,300         218,489
 *Guilford Pharmaceuticals, Inc.........     200             995
 *Guitar Center, Inc....................     300           5,992
 *Gulf Island Fabrication, Inc..........     200           3,373
 *Gundle/SLT Environmental, Inc.........     100             893
 *Gymboree Corp.........................     700          14,192
 *Haemonetics Corp......................     700          16,905
 *Hain Celestial Group, Inc.............     800          10,916
 *Hall Kinion Associates, Inc...........     500           2,847
 Halliburton Co.........................   6,600         138,600
 Hancock Fabrics, Inc...................     500           7,440
 *Handleman Co..........................     300           3,375
 *Hanger Orthopedic Group, Inc..........     600           7,800
 Harbor Florida Bancshares, Inc.........     500          10,805
 Harland (John H.) Co...................     500          10,535
 Harley-Davidson, Inc...................  14,000         679,560
 Harleysville Group, Inc................     100           2,608
 Harleysville National Corp.............     500          12,332
 Harman International Industries, Inc...   1,800         112,320
 *Harrahs Entertainment, Inc............   2,700         108,000
 Harris Corp............................   1,700          45,764
 *Harris Interactive, Inc...............     900           3,046
 Harsco Corp............................     500          15,455
 Harte-Hanks, Inc.......................   3,000          57,450
 Hartford Financial Services Group,
   Inc..................................   3,100         152,086
 *Harvest Natural Resources, Inc........     500           3,690

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
                                          SHARES       VALUE+
                                          ------       ------
 Hasbro, Inc............................   5,500    $     70,510
 Hawaiian Electric Industries, Inc......     500          21,505
 *Hawk Corp.............................     100             187
 *Hawthorne Financial Corp..............     500          14,382
 HCA, Inc...............................  20,100         807,618
 HCC Insurance Holdings, Inc............   1,900          44,308
 *Headwaters, Inc.......................     200           3,207
 Health Management Associates, Inc......   6,400         112,192
 *Health Net Inc........................   4,800         123,888
 *Hearst-Argyle Television, Inc.........   2,700          65,475
 *Heartland Express, Inc................     946          20,703
 Heico Corp.............................     700           8,400
 *Heidrick & Struggles International,
   Inc..................................     300           4,768
 Heinz (H.J.) Co........................   5,600         194,992
 Helix Technology Corp..................     500           7,090
 Helmerich & Payne, Inc.................   1,800          49,176
 Henry Jack & Associates, Inc...........     500           6,490
 *Hercules, Inc.........................   4,600          43,332
 *Herley Industries, Inc................     100           1,500
 Herman Miller, Inc.....................   2,200          43,769
 Hershey Foods Corp.....................   1,900         122,341
 Hewlett-Packard Co.....................  64,200       1,250,616
 *Hexcel Corp...........................     500           1,225
 *Hibbett Sporting Goods, Inc...........     500          12,527
 Hibernia Corp..........................   1,600          31,248
 Hilb Rogal Hamilton Co.................     700          26,530
 Hillenbrand Indutries, Inc.............     900          43,389
 Hilton Hotels Corp.....................  13,500         184,815
 *Hines Horticulture, Inc...............     100             297
 *Hispanic Broadcasting Corp............   3,300          88,143
 Hollinger International, Inc.
   Class A..............................   1,200          11,748
 Holly Corp.............................     500          10,930
 *Hollywood Casino Corp. Class A........     500           6,170
 *Hollywood Entertainment Corp..........     700          13,216
 *Hologic, Inc..........................     600           8,271
 Home Depot, Inc........................  68,600       1,812,412
 HON Industries, Inc....................     600          16,788
 Honeywell International, Inc...........  10,900         281,983
 Hooper Holmes, Inc.....................   2,400          13,680
 *Horizon Offshore, Inc.................     800           4,620
 *Horizon Organic Holding Corp..........     100           1,693
 Hormel Foods Corp......................   1,500          33,525
 Horton (D.R.), Inc.....................   4,145          79,211
 *Hot Topic, Inc........................     750          18,146
 Household International, Inc...........   5,600         160,720
 *Houston Exploration Co................   1,500          46,950
 *Hovnanian Enterprises, Inc. Class A..      800          26,720
 Hubbell, Inc...........................   1,000          35,940
 Hudson City Bancorp, Inc...............   2,300          44,344
 Hudson River Bancorp, Inc..............     500          13,265
 Hudson United Bancorp..................     500          15,005
 *Huffy Corp............................     600           4,260
 *Human Genome Sciences, Inc............     800           8,456
 *Humana, Inc...........................   7,200          74,952
 *Hunt (J.B.) Transport Services,
   Inc..................................     900          24,795
 Huntington Bancshares, Inc.............   2,700          52,947
 *Hutchinson Technology, Inc............     700          18,987
 *Hydril Co.............................     500          11,565
 *Hypercom Corp.........................     100             260
 *Hyperion Solutions Corp...............     800          22,348
 ICN Pharmaceuticals, Inc...............   1,000          11,750
                                          SHARES       VALUE+
                                          ------       ------
 *ICOS Corp.............................   1,000    $     31,730
 *ICU Medical, Inc......................     650          25,282
 Idacorp, Inc...........................     500          12,260
 *IDEC Pharmaceuticals Corp.............   1,500          49,387
 *Identix, Inc..........................     100             682
 Idex Corp..............................     500          16,975
 *IDEXX Laboratories, Inc...............   1,200          37,518
 *iDine Rewards Network, Inc............     100           1,095
 *IDT Corp..............................     800          14,920
 *IDX Systems Corp......................     200           3,440
 *iGate Capital Corp....................   2,100           7,182
 *IGEN, Inc.............................     600          22,434
 *IHOP Corp.............................     600          14,430
 *II-VI, Inc............................     700          11,245
 Ikon Office Solutions, Inc.............   1,000           7,620
 Illinois Tool Works, Inc...............   6,300         428,337
 *Image Entertainment, Inc..............     100             159
 *Imation Corp..........................     700          28,812
 IMC Global, Inc........................   5,100          66,555
 *Imclone Systems, Inc..................     700           9,579
 *IMCO Recycling, Inc...................     300           2,319
 *Immucor, Inc..........................     500          11,510
 Immunomedics, Inc......................     100             734
 IMS Health, Inc........................   5,300          87,980
 *Incyte Genomics, Inc..................     500           2,702
 Independence Community Bank Corp.......     600          15,270
 *#IndyMac Bancorp, Inc.................   2,700          49,005
 *Inet Technologies, Inc................     800           3,976
 *Informatica Corp......................     500           3,457
 *Information Holdings, Inc.............     800          12,488
 *Information Resources, Inc............     100             324
 *InfoSpace, Inc........................     500           5,702
 *infoUSA, Inc..........................   1,300           6,162
 Ingersoll-Rand Co., Ltd. Class A.......   2,300         106,260
 *Ingram Micro, Inc.....................   3,600          50,328
 *Input/Output, Inc.....................     400           2,100
 *Insight Enterprises, Inc..............     600           6,027
 *Insignia Financial Group, Inc.........     400           3,020
 *Insituform Technologies, Inc.
   Class A..............................     400           7,596
 *Inspire Pharmaceuticals, Inc..........     100             828
 *Insurance Auto Auctions, Inc..........     500           7,852
 *Integrated Circuit Systems, Inc.......   1,300          30,244
 *Integrated Electrical Services,
   Inc..................................   1,000           3,900
 Intel Corp.............................  161,000      3,362,485
 Inter Parfums, Inc.....................     100             759
 *Interactive Data Corp.................   3,600          56,196
 *Interdigital Communications Corp......     900          16,452
 Interface, Inc. Class A................   1,000           4,165
 *Intergraph Corp.......................   1,900          34,779
 *Interland, Inc........................     900           1,755
 *Interlott Technologies, Inc...........     100             585
 *Intermagnetics General Corp...........     400           8,644
 *#InterMune, Inc.......................     700          21,371
 International Business Machines
   Corp.................................  30,500       2,656,550
 International Flavors & Fragrances,
   Inc..................................   1,600          52,832
 *#International Game Technology........   1,800         138,780
 *International Multifoods Corp.........   1,200          23,976
 International Paper Co.................     500          19,625
 *International Rectifier Corp..........     300           7,488

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *International Speciality Products,
   Inc..................................   2,300    $     23,345
 International Speedway Corp.
   Class A..............................     700          26,778
 *Internet Security Systems, Inc........   1,300          32,578
 *Interpore International, Inc..........     600           3,894
 *Intersil Corp.........................     600          10,341
 Interstate Bakeries Corp...............     900          20,745
 Inter-Tel, Inc.........................     700          17,524
 *Intertrust Technologies Corp..........   1,000           4,215
 *Intevac, Inc..........................     100             364
 *Intrado, Inc..........................     500           6,082
 *Intuit, Inc...........................   5,400         291,330
 Invacare Corp..........................   1,300          42,575
 *#Investment Technology Group, Inc.....   1,050          30,943
 Investors Financial Services Corp......   2,800          97,874
 *#Invision Technologies, Inc...........     600          17,349
 *Iomega Corp...........................     800           6,840
 *Ionics, Inc...........................     600          13,500
 *Iron Mountain, Inc....................   2,750          90,997
 *#Isis Pharmaceuticals, Inc............   1,300          11,251
 *Isle of Capri Casinos, Inc............     700           8,634
 *Itron, Inc............................     500          12,677
 *ITT Educational Services, Inc.........     200           4,640
 ITT Industries, Inc....................   2,300         138,644
 *ITXC Corp.............................     700           2,023
 *IVAX Corp.............................   6,400          86,464
 *Ixia..................................     900           3,703
 *IXYS Corp.............................     600           4,311
 *J & J Snack Foods Corp................     600          20,022
 *J. D. Edwards & Co....................   2,100          29,641
 *J. Jill Group, Inc....................     150           3,491
 J. M. Smucker Co.......................     584          22,852
 *Jabil Circuit, Inc....................   5,100         109,395
 *Jack in the Box, Inc..................     700          14,084
 *Jacobs Engineering Group, Inc.........     800          29,048
 *Jakks Pacific, Inc....................     600           9,213
 *Jarden Corp...........................     200           4,500
 *JDA Software Group, Inc...............     100           1,175
 *JDS Uniphase Corp.....................   2,100           7,161
 Jefferies Group, Inc...................   1,500          66,750
 Jefferson-Pilot Corp...................   1,800          68,670
 JLG Industries, Inc....................   1,800          16,830
 John Hancock Financial Services,
   Inc..................................  11,000         336,270
 Johnson & Johnson......................  46,800       2,668,536
 Johnson Controls, Inc..................   1,500         124,335
 *Johnson Outdoors, Inc.................     100             972
 *Jones Apparel Group, Inc..............   5,700         209,760
 *Jones Lang LaSalle, Inc...............   1,100          17,743
 *Journal Register Co...................   1,300          24,635
 *Joy Global, Inc.......................   1,600          19,072
 JP Morgan Chase & Co...................  26,500         667,005
 *JPS Industries, Inc...................     100             370
 *Juniper Networks, Inc.................   1,400          13,629
 K Swiss, Inc. Class A..................     400          10,126
 *K2, Inc...............................     700           7,378
 *Kadant, Inc...........................     300           4,530
 *Kansas City Southern Industries,
   Inc..................................   1,500          19,125
 Kaydon Corp............................     500          10,535
 KB Home Corp...........................   1,900          84,911
 *#KCS Energy, Inc......................     600             858
 *Keane, Inc............................     400           3,680
                                          SHARES       VALUE+
                                          ------       ------
 *Keith Companies, Inc..................     500    $      6,057
 Kellogg Co.............................   6,600         220,242
 Kellwood Co............................     500          14,235
 Kelly Services, Inc....................     500          12,395
 *Kemet Corp............................     100           1,087
 Kennametal, Inc........................     500          17,460
 *Kennedy-Wilson, Inc...................     100             347
 *Kensey Nash Corp......................     100           1,876
 Kerr-McGee Corp........................   1,400          63,350
 *Key Energy Group, Inc.................   4,900          44,100
 KeyCorp................................   5,300         138,277
 KeySpan Corp...........................   2,000          70,580
 *Keystone Automotive Industries, Inc...     200           3,137
 *kforce.com, Inc.......................     100             397
 Kimball International, Inc. Class B....     500           7,372
 Kimberly Clark Corp....................   9,100         457,912
 Kinder Morgan, Inc.....................   5,700         233,985
 *Kindred Healthcare, Inc...............     500           8,330
 *Kirby Corp............................     700          17,710
 *KLA-Tencor Corp.......................   3,200         141,360
 Knight Ridder, Inc.....................   1,300          81,523
 *Knight Trading Group, Inc.............     600           3,780
 *Knight Transportation, Inc............     150           2,980
 *Kohls Corp............................   5,600         383,600
 *Kopin Corp............................     700           3,699
 *Korn/Ferry International..............     500           4,835
 *#Kos Pharmaceuticals, Inc.............     100           2,069
 *Kosan Biosciences, Inc................     500           3,275
 Kraft Foods, Inc.......................  13,400         503,304
 *#Krispy Kreme Doughnuts, Inc..........     600          22,500
 *Kroger Co.............................  12,500         196,625
 *Kroll, Inc............................   1,200          22,506
 *Kronos, Inc...........................     500          22,742
 *L-3 Communications Holdings, Inc......   1,900          85,386
 *La Jolla Pharmceutical Co.............   1,200           8,394
 La-Z-Boy, Inc..........................   1,100          27,665
 *LabOne, Inc...........................     100           1,814
 *Labor Ready, Inc......................     600           4,278
 *Laboratory Corp. of America Holdings,
   Inc..................................   4,400         105,600
 *Labranche & Co., Inc..................   2,700          81,945
 Laclede Group, Inc.....................     300           7,170
 *Ladish Co., Inc.......................     200           1,437
 LaFarge Corp...........................     600          19,260
 *Lam Research Corp.....................   2,100          33,988
 *Lamar Advertising Co..................   3,000         102,300
 *Lamson & Sessions Co..................   1,600           5,008
 Lancaster Colony Corp..................     500          18,110
 Lance, Inc.............................     500           5,862
 *Lancer Corp...........................     100             810
 Landamerica Financial Group, Inc.......   1,100          39,490
 Landauer, Inc..........................     500          18,275
 *Landec Corp...........................     100             177
 Landry's Seafood Restaurants, Inc......     400           8,592
 *Landstar Systems, Inc.................     200          10,476
 *Lattice Semiconductor Corp............     100           1,002
 *Lear Corp.............................   2,700          99,063
 *Learning Tree International, Inc......     100           1,637
 *Leather Factory, Inc..................     100             350
 *Lecroy Corp...........................     500           5,515
 Lee Enterprises, Inc...................     500          17,140
 *Legato Systems, Inc...................   1,969          10,662

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Legg Mason, Inc........................   1,500    $     77,520
 Leggett and Platt, Inc.................   2,900          69,223
 Lehman Brothers Holdings, Inc..........  11,200         687,680
 *#LendingTree, Inc.....................   1,000          13,280
 #Lennar Corp...........................   2,800         148,456
 Lennox International, Inc..............     500           7,100
 *#Level 3 Communications, Inc..........  11,800          72,688
 *Lexar Media, Inc......................     500           3,672
 *Lexicon Genetics, Inc.................     300           1,216
 *Lexmark International Group, Inc......   2,500         165,350
 Libbey, Inc............................     100           2,574
 *Liberty Media Corp....................  104,825      1,106,952
 *Liberty Media Corp....................   1,900          20,444
 *#LifePoint, Inc.......................   1,100           2,310
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................     200           1,023
 *Lightbridge, Inc......................     200           1,409
 Lilly (Eli) & Co.......................  12,300         840,090
 Limited Brands, Inc....................   5,460          92,875
 *#Lincare Holdings, Inc................   3,000          98,205
 Lincoln Electric Holdings..............     500          12,640
 Lincoln National Corp..................   1,600          56,224
 Lindsay Manufacturer Co................     100           2,521
 Linear Technology Corp.................   5,700         188,670
 *Linens 'n Things, Inc.................     800          19,896
 *Littlefuse, Inc.......................     800          15,468
 Liz Claiborne, Inc.....................   3,400         109,480
 *LMI Aerospace, Inc....................     100             205
 LNR Property Corp......................     900          32,760
 Lockheed Martin Corp...................  15,600         814,320
 Loews Corp.............................   6,800         275,264
 *Lone Star Technologies, Inc...........   1,000          15,450
 Longview Fibre Co......................   2,000          15,520
 *Louisiana-Pacific Corp................   3,800          34,048
 Lowe's Companies, Inc..................  25,900       1,074,850
 LSI Industries, Inc....................     100           1,057
 Lubrizol Corp..........................   1,500          46,740
 *Luby's, Inc...........................     500           2,075
 *Luminex Corp..........................     500           2,483
 *Lydall, Inc...........................     500           5,450
 Lyondell Chemical Co...................   1,500          21,465
 *M & F Worldwide Corp..................     200           1,099
 M & T Bank Corp........................   2,100         169,428
 M/I Schottenstein Homes, Inc...........     600          17,520
 MacDermid, Inc.........................   1,100          24,651
 *Macromedia, Inc.......................     200           2,462
 *Madden (Steven), Ltd..................     600          10,647
 MAF Bancorp, Inc.......................     500          17,165
 *#Magna Entertainment Corp.............     300           1,949
 *Magnum Hunter Resources, Inc..........   2,100          12,075
 *Mandalay Resort Group.................   2,500          69,175
 *Manhattan Associates, Inc.............     100           3,003
 Manitowoc Co., Inc.....................     200           5,360
 *Manor Care, Inc.......................   3,500          68,180
 Manpower, Inc..........................   1,700          63,359
 Marathon Oil Corp......................   5,300         106,000
 Marcantile Bankshares Corp.............   1,100          43,093
 *MarineMax, Inc........................     500           6,250
 *Markel Corp...........................     400          79,600
 *MarkWest Hydrocarbon, Inc.............     100             593
 #Marriott International, Inc.
   Class A..............................   7,700         275,275
 Marsh & McLennan Co., Inc..............   7,400         349,280
 Marshall & Isley Corp..................   2,500          71,050
                                          SHARES       VALUE+
                                          ------       ------
 *#Martek Biosciences Corp..............     100    $      2,313
 *Martha Stewart Living Omnimedia,
   Ltd..................................     500           5,330
 Martin Marietta Materials, Inc.........     500          15,760
 Masco Corp.............................   7,900         159,343
 Massey Energy Co.......................     100             885
 *Material Sciences Corp................     300           4,200
 *MatrixOne, Inc........................     100             532
 Mattel, Inc............................  21,000         433,020
 Matthews International Corp. Class A..      600          13,701
 *Mattson Technology, Inc...............     300           1,067
 *Maui Land & Pineapple Company, Inc....     100           1,625
 *Maverick Tube Corp....................   1,100          14,113
 Maxim Integrated Products, Inc.........   5,200         218,686
 *Maxim Pharmaceuticals, Inc............     300           1,083
 *Maxtor Corp...........................   5,700          30,894
 *Maxxam, Inc...........................     100             920
 *Maxygen, Inc..........................     600           4,800
 May Department Stores Co...............   3,400          83,164
 Maytag Corp............................     300           9,273
 MB Financial, Inc......................     200           7,025
 MBIA, Inc..............................   4,600         209,208
 MBNA Corp..............................  25,950         553,773
 McClatchey Newspapers, Inc. Class A....     600          34,230
 McCormick & Co., Inc...................   2,000          47,580
 *McDATA Corp...........................   1,200          10,446
 McDonalds Corp.........................  27,900         516,150
 McGraw-Hill Companies, Inc.............   2,800         166,012
 McKesson Corp..........................   8,000         207,360
 *#McMoran Exploration Co...............     100             355
 MDC Holdings, Inc......................     800          28,560
 MDU Resources Group, Inc...............   1,200          29,448
 MeadWestavco Corp......................   2,500          62,600
 *Medarex, Inc..........................     500           2,498
 *#Media Arts Group, Inc................     100             350
 Media General, Inc. Class A............     400          23,452
 *Mediacom Communications Corp..........     600           5,664
 *Medicis Pharmaceutical Corp.
   Class A..............................   1,300          60,125
 *Medimmune, Inc........................   3,423          90,436
 *Medquist, Inc.........................     700          13,829
 Medtronic, Inc.........................  42,900       2,005,575
 Mellon Financial Corp..................  11,900         357,595
 *MEMC Electronic Materials, Inc........   2,900          26,448
 *Mens Warehouse, Inc...................     700          13,314
 Mentor Corp............................     700          30,331
 *Mentor Graphics Corp..................     600           7,248
 Merck & Co., Inc.......................  35,000       2,079,350
 *Mercury Computer Systems, Inc.........     500          15,613
 Mercury General Corp...................     500          19,750
 *#Mercury Interactive Corp.............   1,700          56,857
 Meredith Corp..........................     700          30,527
 *Merit Medical Systems, Inc............     125           2,333
 *Merix Corp............................     200           2,224
 #Merrill Lynch & Co., Inc..............  23,800       1,035,300
 *Mesa Air Group, Inc...................     800           4,764
 *Mesaba Holdings, Inc..................     100             629
 *Mestek, Inc...........................     100           1,810
 MetLife, Inc...........................  41,600       1,116,544
 *Metro-Goldwyn-Mayer, Inc..............   8,400         119,700

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
                                          SHARES       VALUE+
                                          ------       ------
 MGE Energy, Inc........................     500    $     13,565
 MGIC Investment Corp...................   5,500         256,685
 *MGM Grand, Inc........................   6,700         226,795
 *Michaels Stores, Inc..................   1,100          41,415
 *Micrel, Inc...........................   1,400          15,869
 *Micro Linear Corp.....................     100             383
 Microchip Technology, Inc..............   4,250         121,954
 *Micron Technology, Inc................  16,600         262,446
 *Micros Systems, Inc...................     100           2,451
 *Microsoft Corp........................  104,900      6,066,892
 *Microtek Medical Holdings, Inc........     800           1,748
 *Mid Atlantic Medical Services, Inc....   1,000          31,000
 *Middleby Corp.........................     100           1,040
 Midland Co.............................     200           3,934
 Mid-State Bancshares...................     500           8,715
 *Midwest Express Holdings, Inc.........     100             675
 *Mikohn Gaming Corp....................     100             308
 Millennium Chemicals, Inc..............     500           5,450
 *Miller Industries, Inc................     100             341
 Millipore Corp.........................     600          22,116
 *MIM Corp..............................     200           1,515
 Minerals Technologies, Inc.............   1,300          56,095
 *Mission Resources Corp................     600             261
 *Mitcham Industries, Inc...............     100             123
 *MKS Instruments, Inc..................     200           3,813
 Modine Manufacturing Co................     500           9,578
 *#Mohawk Industries, Inc...............   3,154         194,318
 *Molecular Devices Corp................     700          13,349
 Molex, Inc.............................   2,500          70,163
 *Monaco Coach Corp.....................     900          15,174
 *Mondavi (Robert) Corp. Class A........     400          13,984
 Monsanto Co............................   2,935          51,627
 *Monterey Pasta Co.....................     600           4,173
 Mony Group, Inc........................   1,300          30,693
 *Moog, Inc. Class A....................     100           2,929
 Morgan Stanley Dean Witter & Co........  13,600         615,264
 Motorola, Inc..........................  40,700         463,166
 Movado Group, Inc......................     100           1,780
 *Movie Gallery, Inc....................     350           6,080
 *MPS Group, Inc........................   2,300          13,800
 *MRO Software, Inc.....................     600           7,095
 *MSC Industrial Direct Co., Inc.
   Class A..............................   1,000          17,730
 *MTR Gaming Group, Inc.................     300           3,015
 MTS Systems Corp.......................     500           5,975
 *Mueller Industries, Inc...............   1,600          46,448
 *Multex.com, Inc.......................     100             371
 *Multimedia Games, Inc.................     500          12,543
 Murphy Oil Corp........................   1,600         137,184
 Myers Industries, Inc..................     625           7,000
 *Mykrolis Corp.........................     406           3,374
 Mylan Laboratories, Inc................   2,900          97,817
 *Myriad Genetics, Inc..................     500           9,505
 *Nabi Biopharmaceuticals...............   1,300           9,432
 *Nabors Industries, Ltd................   6,500         230,100
 *Nanophase Technologies Corp...........     300           1,169
 *National Beverage Corp................     200           3,080
 National City Corp.....................   8,000         222,400
 National Commerce Financial Corp.......   2,400          59,832
 National Fuel Gas Co...................   1,000          20,740
 *National Healthcare Corp..............     100           2,110
 *National Instruments Corp.............     400          13,832
                                          SHARES       VALUE+
                                          ------       ------
 *National Oilwell, Inc.................   3,800    $     82,650
 *National RV Holdings, Inc.............     100             662
 *National Semiconductor Corp...........     900          18,270
 *National Western Life Insurance Co.
   Class A..............................     100           8,827
 Nationwide Financial Services, Inc.....     300           8,865
 Natures Sunshine Products, Inc.........     600           6,318
 *Nautica Enterprises, Inc..............   1,100          12,320
 *Navigant Consulting, Inc..............     700           3,766
 *Navigant International, Inc...........     400           4,814
 *Navistar International Corp...........   2,400          74,064
 *NBTY, Inc.............................   2,000          36,500
 *NCI Building Systems, Inc.............     800          15,360
 *NCO Group, Inc........................     700          11,421
 *NCR Corp..............................   1,000          27,600
 *Neiman Marcus Group, Inc..............     800          24,984
 *Neopharm, Inc.........................     110           1,611
 *Net2Phone, Inc........................     300           1,166
 *NetIQ Corp............................   1,400          24,290
 *Netro Corp............................     100             257
 *Netscout System, Inc..................     100             511
 *Network Appliance Corp................   1,900          26,382
 *Network Associates, Inc...............   1,800          32,850
 Neuberger Berman, Inc..................   2,100          71,001
 *Neurocrine Biosciences, Inc...........     500          23,043
 #New Century Financial Corp............     800          14,948
 New England Business Services, Inc.....     500          11,125
 *New Focus, Inc........................   1,200           4,392
 *New Horizons Worldwide, Inc...........     100             627
 New Jersey Resources Corp..............     500          15,725
 New York Community Bancorp Inc.........   1,100          30,828
 New York Times Class A.................   3,200         153,728
 Newell Rubbermaid, Inc.................   4,700         149,084
 *Newfield Exploration Co...............   2,100          75,957
 #Newmont Mining Corp...................  11,000         257,510
 *Newport Corp..........................     900          12,933
 *Nextel Communications Corp.
   Class A..............................   8,400         115,458
 *Nextel Partners, Inc..................   4,200          27,951
 *NIC, Inc..............................     200             357
 Nicor, Inc.............................     500          15,755
 Nike, Inc. Class B.....................   5,000         223,900
 #NiSource, Inc.........................   2,200          42,878
 NL Industries, Inc.....................     500           8,200
 *NMS Communications Corp...............     100             200
 *Noble Corp............................   6,200         210,490
 Noble Energy, Inc......................   3,100         114,731
 Nordson Corp...........................     500          13,633
 Nordstrom, Inc.........................   1,500          30,000
 Norfolk Southern Corp..................   6,500         128,245
 *Norstan, Inc..........................     300           1,274
 *Nortek Holdings, Inc..................     600          27,186
 *North American Scientific, Inc........     600           5,187
 North Fork Bancorporation, Inc.........   1,700          59,177
 Northeast Utilities, Inc...............   1,600          22,992
 Northern Trust Corp....................   3,700         143,412
 Northrop Grumman Corp..................   3,800         368,258
 *Northwest Airlines Corp...............   1,700          14,365
 Northwest Bancorp, Inc.................     100           1,509
 Northwestern Corp......................     500           4,020
 *Novell, Inc...........................   8,200          29,520
 *Novellus Systems, Inc.................   5,800         210,511

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Noven Pharmaceuticals, Inc............   1,200    $     12,744
 *Novoste Corp..........................     100             680
 *NPS Pharmaceuticals, Inc..............     100           2,952
 *NS Group, Inc.........................   1,200           8,100
 *#NTELOS, Inc..........................     200             103
 *Nu Horizons Electronics Corp..........     100             702
 *NuCo2, Inc............................     100             852
 Nucor Corp.............................   2,100         105,504
 *Nuevo Energy Co.......................     800           9,880
 NUI Corp...............................     500           7,530
 *Nvidia Corp...........................   2,800          47,978
 *O'Charleys, Inc.......................     200           4,392
 *O'Reilly Automotive, Inc..............   1,400          38,871
 *Oakley, Inc...........................   1,500          20,325
 Occidental Petroleum Corp..............   7,600         211,660
 Ocean Energy, Inc......................   7,000         131,880
 *Oceaneering International, Inc........     800          19,200
 *Ocular Sciences, Inc..................     700          14,693
 *Office Depot, Inc.....................   8,900         157,619
 *Officemax, Inc........................   3,300          19,668
 *Offshore Logistics, Inc...............     700          15,183
 OGE Energy Corp. (Holding Co.).........     700          11,522
 *Ohio Casualty Corp....................   2,500          32,088
 Old National Bancorp...................     600          14,250
 Old Republic International Corp........   1,200          35,904
 Olin Corp..............................     500           7,545
 *Olympic Steel, Inc....................     100             395
 *Omega Protein Corp....................     200             796
 Omnicare, Inc..........................   4,300          92,837
 Omnicom Group, Inc.....................   2,600         176,930
 *OmniVision Technologies, Inc..........     500           8,935
 *On Assignment, Inc....................     100             831
 Oneida, Ltd............................     600           6,540
 Oneok, Inc.............................     500           9,470
 *Onyx Pharmacueticals, Inc.............     600           4,149
 *Onyx Software Corp....................     100             213
 *OPENT Technologies, Inc...............     500           4,723
 *Option Care, Inc......................     125             751
 *Oracle Systems Corp...................  79,000         959,455
 *OraPharma, Inc........................     100             731
 *OraSure Technologies, Inc.............     100             601
 *Orbital Sciences Corp.................   1,300           5,980
 *Oregon Steel Mills, Inc...............     600           2,820
 *Orleans Homebuilders, Inc.............     500           3,890
 *Orthologic Corp.......................   1,100           4,681
 Oshkosh B'Gosh, Inc. Class A...........     500          13,790
 Oshkosh Truck Corp. Class B............     600          37,200
 *#OSI Systems, Inc.....................     500           8,640
 *Osmonics, Inc.........................     200           3,358
 *Osteotech, Inc........................     600           3,423
 Otter Tail Power Co....................     100           2,803
 Outback Steakhouse, Inc................   2,300          81,650
 *#Overture Services, Inc...............     800          22,000
 Owens & Minor, Inc.....................   1,000          16,500
 *Owens-Illinois, Inc...................   7,100         111,470
 *Oxford Health Plans, Inc..............   2,400          87,648
 Paccar, Inc............................   1,700          83,428
 Pacific Capital Bancorp................     500          13,120
 *Pacific Sunwear of California, Inc....     800          21,300
 *Pacificare Health Systems, Inc........   1,500          40,178
 *Packaging Corp. of America............   4,100          73,390
 *Packaging Dynamics Corp...............     140             886
                                          SHARES       VALUE+
                                          ------       ------
 *Packeteer, Inc........................     100    $        808
 Pall Corp..............................   1,600          30,528
 *Palm Harbor Homes, Inc................     600          11,253
 *PAM Transportation Services, Inc......     600          12,006
 *#PanAmSat Corp........................   6,600         127,281
 *Panera Bread Co.......................     500          18,490
 *Papa John's International, Inc........     100           2,714
 *Parallel Petroleum Corp...............   1,200           3,000
 *Parexel International Corp............     700           8,757
 Park Electrochemical Corp..............     500          10,780
 *Park Place Entertainment Corp.........  10,500          86,940
 *Parker Drilling Co....................   3,700           8,325
 Parker-Hannifin Corp...................   1,700          79,373
 *#Parkervision, Inc....................     400           4,666
 *Park-Ohio Holdings Corp...............     100             409
 *Parlux Fragrances, Inc................     100             271
 *ParthusCeva, Inc......................     199           1,407
 Patina Oil & Gas Corp..................   1,000          30,080
 *Patterson Dental Co...................     700          29,435
 *#Patterson-UTI Energy, Inc............   3,000          87,165
 *Paxar Corp............................     900          12,717
 Paychex, Inc...........................   5,200         151,944
 *Payless ShoeSource, Inc...............     700          39,683
 *PC Connection, Inc....................     100             695
 Peabody Energy Corp....................     700          19,075
 *#PEC Solutions, Inc...................     500          18,543
 *Pediatrix Medical Group, Inc..........     800          32,496
 *Pegasus Solutions, Inc................     700           8,057
 *Pegasystems, Inc......................     600           3,495
 *Penn National Gaming, Inc.............     200           3,720
 *Penn Traffic Co.......................     100             729
 Penney (J.C.) Co., Inc.................   2,400          56,952
 Pentair, Inc...........................     800          28,608
 Peoples Bank CT........................     500          12,688
 Peoples Energy Corp....................     500          17,995
 *Peoplesoft, Inc.......................   3,000          58,965
 Pep Boys - Manny, Moe & Jack...........     500           5,500
 Pepco Holdings, Inc....................   1,900          38,057
 PepsiAmericas, Inc.....................   6,800         103,564
 Pepsico, Inc...........................  42,200       1,792,656
 *Performance Food Group Co.............   1,300          45,702
 *Pericom Semiconductor Corp............     700           6,818
 PerkinElmer, Inc.......................   1,900          16,264
 *Perot Systems Corp....................   2,000          22,500
 *Perrigo Co............................   1,700          21,429
 *Perry Ellis International, Inc........     100           1,464
 *Per-Se Technologies, Inc..............   1,000           8,995
 *Petrocorp, Inc........................     100             925
 *Petroleum Development Corp............   1,100           5,632
 *PetSmart, Inc.........................   1,500          27,683
 PFF Bancorp, Inc.......................     600          20,550
 Pfizer, Inc............................  96,600       3,046,764
 *PG&E Corp. (Holding Co.)..............  15,300         211,293
 *Pharmaceutical Products Development
   Service Co...........................   1,100          32,951
 *Pharmaceutical Resources, Inc.........     700          19,600
 Pharmacia Corp.........................  17,200         727,560
 *Pharmacopeia, Inc.....................     800           7,992
 *Phelps Dodge Corp.....................   4,100         128,822
 *Philadelphia Consolidated Holding
   Corp.................................     700          25,666
 Philadelphia Suburban Corp.............     800          15,992

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
                                          SHARES       VALUE+
                                          ------       ------
 Philip Morris Companies, Inc...........  33,100    $  1,248,532
 Phillips-Van Heusen Corp...............   1,100          14,465
 *Photon Dynamics, Inc..................     100           3,524
 *Photronics, Inc.......................     300           4,749
 *Pico Holdings, Inc....................     100           1,241
 Piedmont Natural Gas Co................   1,000          34,310
 Pier 1 Imports, Inc....................   1,100          21,461
 Pilgrims Pride Corp. Class B...........     300           2,508
 *Pinnacle Entertainment, Inc...........     500           2,995
 *Pinnacle Systems, Inc.................     800          11,280
 Pinnacle West Capital Corp.............   1,100          35,332
 *Pioneer Natural Resources Co..........   4,300         106,038
 Pioneer Standard Electronics, Inc......     500           4,833
 Pitney Bowes, Inc......................   5,100         180,030
 Pittston Brink's Group.................   2,200          41,492
 *Pixar, Inc............................   1,300          75,056
 *Pixelworks, Inc.......................     500           4,670
 *Plains Resources, Inc.................     300           6,360
 *Planar Systems, Inc...................     200           4,181
 *Plantronics, Inc......................     100           1,796
 *Playboy Enterprises, Inc. Class B.....     300           2,985
 *Playtex Products, Inc.................   1,100          11,737
 *#Plug Power, Inc......................   1,400           9,772
 PMI Group, Inc.........................   5,000         162,950
 PNC Financial Services Group, Inc......   3,700         156,140
 PNM Resources, Inc.....................     500          11,800
 Pogo Producing Co......................   2,200          78,430
 Polaris Industries, Inc................     500          32,415
 *Polo Ralph Lauren Corp................   1,000          23,730
 *#PolyMedica Corp......................     700          20,087
 *Pomeroy Computer Resource, Inc........     100           1,264
 *Possis Medical, Inc...................     100           1,617
 Potlatch Corp..........................     500          13,475
 *Powell Industries, Inc................     600          11,907
 *Power Intergrations, Inc..............     500          10,240
 *Power-One, Inc........................     500           3,955
 *Powerwave Technologies, Inc...........     500           3,273
 *Pozen, Inc............................     500           2,590
 PPG Industries, Inc....................   3,000         150,240
 PPL Corp...............................   2,600          86,580
 *PRAECIS Pharmaceuticals, Inc..........     600           1,944
 Praxair, Inc...........................   2,900         171,100
 Precision Castparts Corp...............   2,100          51,618
 *#Pre-Paid Legal Services, Inc.........     200           5,730
 *Presstek, Inc.........................   1,000           5,605
 *PRG-Schultz International, Inc........     900           8,681
 *Price Communications Corp.............   1,600          22,880
 *Pricesmart, Inc.......................     100           2,406
 *Pride International, Inc..............   6,200          86,676
 *Prima Energy Corp.....................     700          15,617
 *Prime Hospitality Corp................   1,400          11,634
 *Prime Medical Services, Inc...........     600           5,070
 *PRIMEDIA, Inc.........................   3,100          10,540
 *Priority Healthcare Corp..............     600          13,221
 *Proassurance Corp.....................     900          17,910
 Procter & Gamble Co....................  21,500       1,806,000
 *Progenics Pharmaceuticals, Inc........     100             755
 Progress Energy, Inc...................   3,300         138,600
 *Progress Software Corp................     600           8,124
 Progressive Corp.......................   8,700         492,768
 *ProQuest Co...........................     500          11,725
 *Protection One, Inc...................   2,500           5,575
                                          SHARES       VALUE+
                                          ------       ------
 Protective Life Corp...................     600    $     17,718
 *Proton Energy Systems, Inc............     700           2,216
 Provident Financial Group, Inc.........     500          13,993
 *Providian Financial Corp..............   3,500          21,280
 *Province Healthcare Co................   1,050          13,524
 *PSS World Medical, Inc................   1,600          10,928
 *PTEK Holdings, Inc....................     900           3,920
 Public Service Enterprise Group, Inc...   2,700          80,838
 Puget Energy, Inc......................   1,000          21,560
 Pulitzer, Inc..........................     300          13,188
 Pulte Homes Inc........................   2,600         122,044
 *PW Eagle, Inc.........................     100             488
 *Q Logic Corp..........................   1,800          78,246
 *Qad, Inc..............................     500           1,715
 *Quaker Fabric Corp....................     400           2,810
 *Qualcomm, Inc.........................  12,400         510,880
 Quanex Corp............................     500          15,300
 *Quest Diagnostics, Inc................   2,600         145,054
 *Quest Software, Inc...................   1,000          13,030
 Questar Corp...........................   1,400          36,498
 *Quidel Corp...........................     100             316
 *Quiksilver, Inc.......................   1,200          32,880
 *Quintiles Transnational Corp..........   3,700          43,475
 *Qwest Communications International,
   Inc..................................  12,700          61,468
 *R H Donnelley Corp....................     100           2,889
 Radian Group, Inc......................   4,600         188,140
 *Radiant Systems, Inc..................     500           5,895
 *Radio One, Inc........................     700          12,289
 Radioshack Corp........................   3,500          83,125
 *Railamerica, Inc......................     700           5,159
 *Rainbow Technologies, Inc.............     500           4,283
 *#Ralcorp Holdings, Inc................   1,000          23,500
 *Rambus, Inc...........................   1,200          11,058
 *Range Resources Corp..................   3,400          18,054
 *Rare Hospitality International,
   Inc..................................   1,400          37,387
 *Rational Software Corp................   1,100          10,186
 Raymond James Financial, Inc...........   1,900          60,800
 Rayonier, Inc..........................     500          23,130
 *Rayovac Corp..........................     600           8,760
 Raytheon Co............................   7,500         218,775
 *RCN Corp..............................     300             218
 #Reader's Digest Association, Inc......     100           2,069
 Readers Digest's Association, Inc......   2,400          40,920
 *RealNetworks , Inc....................   1,200           4,614
 *Rebublic Services, Inc................   3,900          83,850
 *Red Hat, Inc..........................   2,500          17,288
 *Reebok International, Ltd.............   2,300          65,987
 *Regeneration Technologies, Inc........     500           4,783
 *#Regeneron Pharmaceuticals, Inc.......     700          15,208
 *Regent Communications, Inc............   1,300           8,125
 Regions Financial Corp.................   2,400          83,376
 Regis Corp.............................     700          18,326
 *Rehabcare Group, Inc..................     500          10,235
 *Rehabilicare, Inc.....................     100             390
 Reinsurance Group of America, Inc......   1,300          35,620
 Reliance Steel & Aluminum Co...........     600          13,620
 *Reliant Resources, Inc................   1,499           3,523
 *Remington Oil & Gas Corp..............     900          13,986
 *Renaissance Learning, Inc.............     500           9,848
 *Renal Care Group, Inc.................   1,500          47,025
 *Rent-A-Center, Inc....................     500          24,783

                                       99
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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Rent-Way, Inc.........................     100    $        397
 *Repligen Corp.........................   2,600           7,852
 Republic Bancorp, Inc..................   1,760          20,645
 *Republic Bankshares, Inc..............     100           1,995
 *Res-Care, Inc.........................     100             460
 *ResMed, Inc...........................     500          16,205
 *ResortQuest International, Inc........     200             820
 *Resources Connection, Inc.............     500           9,235
 *Respironics, Inc......................     525          15,262
 *Restoration Hardware, Inc.............     100             800
 *#Revlon, Inc..........................     200             792
 *Rex Stores Corp.......................     500           6,415
 Reynolds & Reynolds Co.................   1,500          40,005
 Richardson Electronics, Ltd............     500           4,273
 Riggs National Corp....................     100           1,571
 RJ Reynolds Tobacco Holdings, Inc......     900          34,740
 RLI Corp...............................   1,000          24,100
 Roadway Corp...........................     600          24,024
 Robbins & Myers, Inc...................     200           3,270
 *Robert Half International, Inc........   2,600          51,090
 Rock-Tenn Co. Class A..................     100           1,270
 Rockwell Collins, Inc..................   3,400          72,760
 Rockwell International Corp............   2,000          42,100
 *Rogers Corp...........................     400           9,740
 Rohm & Haas Co.........................   3,300         116,787
 *Rohn Industries, Inc..................     200              27
 Rollins, Inc...........................     100           2,333
 Roper Industries, Inc..................     800          33,728
 Roslyn Bancorp, Inc....................   1,500          27,810
 Ross Stores, Inc.......................   1,900          87,847
 Rowan Companies, Inc...................   4,000          85,200
 *Royal Appliance Manufacturing Co......     600           2,820
 RPC, Inc...............................     200           2,520
 RPM, Inc...............................   1,700          26,129
 *RTI International Metals, Inc.........     800           9,160
 Ruby Tuesday, Inc......................   1,700          30,617
 Ruddick Corp...........................   1,000          14,440
 Russ Berrie & Co., Inc.................     500          16,285
 Russell Corp...........................     500           7,970
 *RWD Technologies, Inc.................     100             175
 *Ryan's Family Steak Houses, Inc.......   1,050          11,398
 Ryder System, Inc......................     500          11,500
 Ryland Group, Inc......................   1,200          45,024
 S&T Bancorp, Inc.......................     500          13,530
 *S1 Corp...............................     800           4,992
 *Sabre Holdings Corp...................   2,200          47,872
 Safeco Corp............................   1,800          65,088
 *Safeguard Scientifics, Inc............     700           1,526
 *Safeway, Inc..........................   8,800         209,264
 *Saga Communications, Inc. Class A.....     125           2,469
 *Saint Jude Medical, Inc...............   3,400         118,388
 Saint Paul Companies, Inc..............   2,800         104,272
 *Saks, Inc.............................   5,100          66,300
 *#Salton, Inc..........................     700           9,485
 Sanderson Farms, Inc...................     500          10,195
 *Sandisk Corp..........................   1,600          44,344
 Sara Lee Corp..........................  11,500         268,295
 SBC Communications, Inc................  35,700       1,017,450
 *SBS Technologies, Inc.................     100           1,115
 SCANA Corp.............................   1,100          33,099
 *#ScanSoft, Inc........................     600           4,404
 Schawk, Inc. Class A...................     100             980
                                          SHARES       VALUE+
                                          ------       ------
 *Schein (Henry), Inc...................   1,300    $     55,075
 Schering-Plough Corp...................  22,700         514,382
 *Scholastic Corp.......................   1,400          62,153
 Schulman (A.), Inc.....................     500           9,295
 Schwab (Charles) Corp..................  48,100         555,074
 *Sciclone Pharmaceuticals, Inc.........   1,100           4,400
 *Scientific Games Corp.................     600           4,197
 Scientific-Atlanta, Inc................   1,200          16,320
 *#Scios-Nova, Inc......................   1,200          39,468
 *Scotts Co. Class A....................   1,000          49,030
 *SCP Pool Corp.........................     100           3,156
 *SCS Transportation, Inc...............     350           3,077
 Seaboard Corp..........................     100          22,950
 *Seachange International, Inc..........     100             741
 *Seacor Smit, Inc......................     400          16,640
 #Sears, Roebuck & Co...................   2,200          60,940
 *Secure Computing Corp.................     500           3,845
 SEI Investments Co.....................   4,500         143,460
 *#Select Comfort Corp..................     500           4,958
 *Selectica, Inc........................     100             266
 *Semitool, Inc.........................     400           2,792
 Sempra Energy..........................   2,600          60,242
 *Semtech Corp..........................   1,400          21,119
 *SEMX Corp.............................     100              28
 Sensient Technologies Corp.............     500          12,285
 *Sequa Corp. Class A...................     100           4,540
 *Sequa Corp. Class B...................     100           5,340
 *Serena Software, Inc..................     600          10,938
 *Serologicals Corp.....................     200           2,275
 *Service Corp. International...........   4,000          13,280
 *Sharper Image Corp....................     500           9,398
 *Shaw Group, Inc.......................     700          12,110
 *Sheffield Medical Technologies, Inc...     400              76
 Sherwin-Williams Co....................   2,400          69,192
 *Shiloh Industries, Inc................     100             268
 *Shoe Carnival, Inc....................     500           7,438
 *Shopko Stores, Inc....................     700           9,975
 *#Shuffle Master, Inc..................     200           3,881
 *SICOR, Inc............................   2,600          41,067
 *Siebel Systems, Inc...................     300           2,559
 *Siebert Financial Corp................     100             247
 *Sierra Health Services, Inc...........     800           8,912
 Sierra Pacific Resources...............     500           3,470
 Sigma-Aldrich Corp.....................   2,100         105,714
 *Signal Technology Corp................     500           5,350
 *Silgan Holdings, Inc..................     100           2,485
 *Silicon Image, Inc....................   1,000           6,965
 *#Silicon Laboratories, Inc............     900          26,343
 *Silicon Storage Technology, Inc.......   1,100           7,728
 *Silicon Valley Bancshares.............   2,000          38,710
 *Siliconix, Inc........................     700          20,762
 *SimpleTech, Inc.......................     500           1,998
 *Simpson Manufacturing Co., Inc........   1,600          54,160
 *Sinclair Broadcast Group, Inc.
   Class A..............................   1,500          20,873
 *Sitel Corp............................   1,900           3,420
 *Skechers U.S.A., Inc. Class A.........     700           8,610
 Sky Financial Group, Inc...............     700          13,346
 Skywest, Inc...........................   1,900          25,869
 *Skyworks Solutions, Inc...............   2,300          27,750
 *SL Industries, Inc....................     100             565
 SLM Corp...............................   5,200         508,196

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
                                          SHARES       VALUE+
                                          ------       ------
 *Smart & Final Food, Inc...............     200    $      1,054
 *Smith International, Inc..............   4,400         149,600
 *Smithfield Foods, Inc.................   5,100          96,696
 *Smurfit-Stone Container Corp..........  12,500         182,313
 Snap-On, Inc...........................     700          20,958
 *Sola International, Inc...............   1,400          16,380
 *Solectron Corp........................  12,800          59,136
 *Sonic Automotive, Inc.................     700          12,362
 *Sonic Corp............................     150           3,226
 *Sonic Innovations, Inc................     500           2,478
 Sonoco Products Co.....................   1,500          38,205
 *Sotheby's Holdings, Inc. Class A......     300           2,607
 *Source Information Management, Inc....     200           1,165
 *Sourcecorp, Inc.......................     600          11,631
 South Financial Group, Inc.............     500          10,663
 Southern Co............................  11,700         306,072
 *Southern Union Co.....................   2,205          33,009
 SouthTrust Corp........................   4,300         112,639
 Southwest Airlines Co..................  39,200         650,720
 *Southwest Bancorporation of Texas,
   Inc..................................     700          19,985
 Southwest Water Co.....................     500           6,980
 *Southwestern Energy Co................     900           9,900
 Sovereign Bancorp, Inc.................   8,000         110,560
 Spartan Motors, Inc....................     100           1,039
 Spartech Corp..........................     500           9,355
 *Spectranetics Corp....................     100             251
 *SpeedFam-IPEC, Inc....................     900           5,918
 Speedway Motorsports, Inc..............   1,300          33,709
 *Spherion Corp.........................   1,600          11,056
 *Spherix, Inc..........................     400           3,172
 *Spiegel, Inc. Class A Non-Voting......     100              58
 *Sports Authority, Inc.................     300           2,553
 Sprint Corp............................  10,900         158,922
 *SPS Technologies, Inc.................     600          15,540
 *SPSS, Inc.............................     100           1,406
 *SPX Corp..............................   4,000         188,800
 *SRS Labs, Inc.........................     100             304
 *SS&C Technologies, Inc................     100           1,022
 St. Joe Corp...........................   3,600         107,460
 St. Mary Land & Exploration Co.........   1,700          42,993
 *Staar Surgical Co.....................     100             330
 *Stamps.com, Inc.......................   1,200           5,286
 StanCorp Financial Group, Inc..........   1,300          68,861
 *Standard Management Corp..............     100             348
 *Standard Microsystems Corp............     600          13,347
 Standard Pacific Corp..................     500          12,750
 *Stanley Furniture, Inc................     100           2,519
 Stanley Works..........................   1,600          57,504
 *Staples, Inc..........................  10,000         193,500
 *Starbucks Corp........................   5,200         112,970
 *StarTek, Inc..........................     100           2,650
 Starwood Hotels and Resorts Worldwide,
   Inc..................................   1,800          45,594
 State Auto Financial Corp..............     700          10,378
 State Street Corp......................   8,200         369,000
 Staten Island Bancorp, Inc.............     500           9,830
 *Station Casinos, Inc..................   2,100          35,406
 *Steak n Shake Co......................     200           2,010
 *Steel Dynamics, Inc...................   1,800          25,740
 Steelcase, Inc. Class A................     800           8,568
 *Stein Mart, Inc.......................     800           5,176
                                          SHARES       VALUE+
                                          ------       ------
 *Steinway Musical Instruments, Inc.....     100    $      1,725
 *Stericycle, Inc.......................     500          16,633
 *Steris Corp...........................   1,900          43,187
 Sterling Bancshares....................     800          10,092
 *Sterling Financial Corp...............     891          17,170
 Stewart & Stevenson Services, Inc......     100           1,119
 *Stewart Enterprises, Inc..............   3,500          18,410
 *Stewart Information Services Corp.....     400           8,280
 #Stilwell Financial, Inc...............   1,900          27,968
 *Stone Energy Corp.....................   1,100          33,165
 *Stoneridge, Inc.......................     300           2,949
 *Storage Technology Corp...............   2,800          61,852
 *Stratex Networks, Inc.................     200             788
 Strayer Ed, Inc........................     100           6,018
 Stryker Corp...........................   9,200         569,020
 Student Loan Corp......................     500          49,825
 Sturm Ruger & Co., Inc.................     500           5,325
 *Summit America Television, Inc........     100             235
 *Sungard Data Systems, Inc.............   7,100         165,927
 Sunoco, Inc............................   1,000          29,600
 *#Sunrise Assisted Living, Inc.........     500          14,015
 #Suntrust Banks, Inc...................   3,600         211,176
 *Superior Energy Services, Inc.........   1,700          13,940
 Superior Industries International,
   Inc..................................   1,300          54,769
 *Supertex, Inc.........................     100           1,350
 Supervalu, Inc.........................   1,100          19,778
 *SupportSoft, Inc......................     500           1,685
 *Supreme Industries, Inc...............     100             500
 *#SureBeam Corp........................     600           3,231
 *SurModics, Inc........................     600          19,293
 Susquehanna Bancshares, Inc............     500          10,573
 *Swift Transportation, Inc.............   2,500          46,938
 *Switchboard, Inc......................     100             296
 SWS Group, Inc.........................     500           7,330
 *Sybase, Inc...........................   2,700          35,964
 *Sycamore Networks, Inc................   5,900          18,349
 *Sykes Enterprises, Inc................     100             303
 *Sylvan Learning Systems, Inc..........   1,400          25,487
 *Symantec Corp.........................   2,800         122,458
 Symbol Technologies, Inc...............   4,300          44,247
 *Symmetricom, Inc......................     700           2,559
 *Symyx Technologies....................   1,100          13,244
 *Syncor International Corp.............     600          15,234
 *Synopsys, Inc.........................   1,448          74,319
 *Synovis Life Technologies, Inc........     500           4,718
 Synovus Financial Corp.................   3,100          64,573
 *Syntel, Inc...........................     600          11,649
 Sysco Corp.............................   8,000         235,360
 *Systems & Computer Technology Corp....     900           9,050
 T. Rowe Price Group, Inc...............   1,500          45,593
 *Tag-It Pacific, Inc...................     100             370
 *#Take Two Interactive Software........   1,200          35,910
 Talbots, Inc...........................     600          18,204
 *Tanox, Inc............................   1,000          11,060
 Target Corp............................  19,600         681,688
 *Tarrant Apparel Group.................     100             417
 *TBC Corp..............................     700           8,348
 TCF Financial Corp.....................   1,000          42,650
 *Tech Data Corp........................   1,800          55,161
 *Techne Corp...........................     800          24,756
 Technitrol, Inc........................     100           1,727

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #Teco Energy, Inc......................   2,100    $     30,954
 Tecumseh Products Co. Class A..........     500          23,778
 *Tejon Ranch Co........................     100           2,835
 *Tekelec...............................     600           6,123
 *Tektronix, Inc........................   2,500          49,300
 Teleflex, Inc..........................     500          21,940
 Telephone & Data Systems, Inc..........   1,500          82,200
 *Teletech Holdings, Inc................     800           6,884
 *Telik, Inc............................     500           6,453
 *Tellabs, Inc..........................  10,700          94,802
 Temple-Inland, Inc.....................     500          24,525
 *Tenet Healthcare Corp.................  17,700         326,565
 Tennant Co.............................     500          17,950
 *Tenneco Automotive, Inc...............   1,700           7,004
 *Teradyne, Inc.........................     500           8,195
 *Terex Corp............................   1,200          14,832
 *Terra Industries, Inc.................   1,400           2,772
 *Tetra Technologies, Inc...............     700          14,805
 Texas Industries, Inc..................     700          17,290
 Texas Instruments, Inc.................  31,900         641,509
 Textron, Inc...........................   2,200          94,820
 #The Goldman Sachs Group, Inc..........  25,500       2,011,185
 *The Medicines Co......................     600          10,029
 *The New Dun & Bradstreet Corp.........     900          31,743
 *Theragenics Corp......................     100             527
 *Thermo-Electron Corp..................   5,300         103,827
 *Thomas & Betts Corp...................   1,500          28,050
 Thor Industries, Inc...................   1,400          53,480
 *TIBCO Software, Inc...................   3,000          22,110
 *Ticketmaster..........................     800          20,676
 Tidewater, Inc.........................     500          15,465
 *Tier Technologies, Inc. Class B.......     500           7,613
 Tiffany & Co...........................   4,200         119,196
 *Timberland Co. Class A................     800          29,216
 Timken Co..............................     600          11,910
 *Titan Corp............................   1,100          13,024
 *#TiVo, Inc............................   1,800          13,905
 TJX Companies, Inc.....................  15,000         293,550
 *TMP Worldwide, Inc....................   1,000          14,640
 *Todd Shipyards Corp...................     100           1,490
 *Toll Brothers, Inc....................   3,100          65,007
 Tootsie Roll Industries, Inc...........     909          27,715
 *Topps, Inc............................   1,300          12,480
 Torchmark Corp.........................   3,900         144,846
 Toro Co................................     400          25,612
 #Total System Services, Inc............   3,600          48,600
 *Tower Automotive, Inc.................   1,700           9,605
 *Toys R Us, Inc........................   3,800          51,718
 *Tractor Supply Co.....................   1,000          44,490
 *Traffix, Inc..........................     800           2,316
 *Trammell Crow Co......................   1,000           9,120
 *Transaction Systems Architects, Inc...     300           2,156
 Transatlantic Holdings, Inc............   2,300         159,620
 *Transmontaigne Oil Co.................   1,500           6,450
 Transocean, Inc........................   4,600         111,780
 *Transtechnology Corp..................     100           1,090
 *Travelers Property Casualty Corp......   2,864          45,681
 *Travelers Property Casualty Corp.
   Series B.............................   5,885          94,160
 *TRC Companies, Inc....................     500           5,595
 Tredegar Industries, Inc...............     800          11,400
 *#Trex Co., Inc........................     300           9,855
                                          SHARES       VALUE+
                                          ------       ------
 *Triad Guaranty, Inc...................     700    $     28,039
 *Triad Hospitals, Inc..................   1,000          30,150
 *Triangle Pharmaceuticals, Inc.........   2,200          10,065
 *Triarc Companies, Inc. Class A........     600          16,290
 Tribune Co.............................  10,500         480,900
 *Trico Marine Services, Inc............     100             341
 *Trimble Navigation, Ltd...............   1,100          15,472
 *#Trimeris, Inc........................     100           4,813
 Trinity Industries, Inc................   1,200          23,436
 *Triumph Group.........................     600          16,770
 *TriZetto Group, Inc...................   1,400           8,988
 *Trover Solutions, Inc.................     100             491
 Trustco Bank Corp......................   1,100          12,139
 Trustmark Corp.........................     500          11,558
 TRW, Inc...............................   1,800          93,042
 *Tuesday Morning Corp..................   1,100          22,017
 Tupperware Corp........................   1,000          17,130
 *Turnstone Systems, Inc................   2,100           6,122
 *Tweeter Home Entertainment Group,
   Inc..................................     100           1,099
 *Tyler Technologies, Inc...............     800           3,560
 Tyson Foods, Inc. Class A..............   5,500          64,900
 U.S. Bancorp...........................  24,100         527,790
 *U.S. Concrete, Inc....................   1,000           5,735
 *U.S. Industries, Inc..................   3,500          10,360
 *U.S. Physical Therapy, Inc............     100           1,273
 UCBH Holdings, Inc.....................     700          29,022
 UGI Corp...............................     500          18,400
 *UICI..................................   1,300          16,627
 *Ulticom, Inc..........................     700           5,271
 *Ultimate Electronics, Inc.............     100           1,926
 *Ultratech Stepper, Inc................     900          10,413
 UMB Financial Corp.....................     500          19,938
 Umpqua Holdings Corp...................     145           2,554
 *Unifi, Inc............................   2,000          11,400
 *Union Acceptance Corp. Class A........     100              24
 Union Pacific Corp.....................   2,800         162,120
 Union Planters Corp....................   3,000          88,500
 Unionbancal Corp.......................   1,500          65,355
 *Uniroyal Technology Corp..............   1,100              61
 Unisource Energy Corp..................     500           8,325
 *Unisys Corp...........................  10,600         118,720
 *Unit Corp.............................   1,600          28,576
 *United Auto Group, Inc................     900          12,159
 United Bankshares, Inc. WV.............     500          14,593
 United Industrial Corp.................     500           7,575
 *United Natural Foods, Inc.............     600          15,504
 *#United Online, Inc...................     700          11,197
 United Parcel Service, Inc.............   5,500         348,480
 *United States Cellular Corp...........   1,700          50,150
 United States Steel Corp...............   3,500          50,680
 *United Stationers, Inc................   1,300          42,244
 United Technologies Corp...............   7,600         474,772
 *United Therapeutics Corp..............     700          12,030
 *UnitedGlobalCom, Inc..................     100             318
 Unitedhealth Group, Inc................  16,200       1,319,490
 Unitrin, Inc...........................     500          15,425
 *Universal Access Global Holdings,
   Inc..................................     200              63
 *Universal American Financial Corp.....   1,700          11,492
 Universal Corp.........................     500          17,700
 *Universal Electronics, Inc............     100             993

THE TAX-MANAGED U.S. EQUITY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Universal Forest Products, Inc.........     600    $     12,909
 *Universal Health Services, Inc........   1,800          80,550
 *Universal Stainless & Alloy Products,
   Inc..................................     100             590
 *Univision Communications, Inc.
   Class A..............................   2,000          64,280
 Unocal Corp............................   4,900         145,285
 *Unova, Inc............................   1,500           8,100
 UnumProvident Corp.....................   2,000          34,100
 *UQM Technologies, Inc.................     300             870
 *Urban Outfitters, Inc.................     100           2,639
 *URS Corp..............................     600          12,474
 *US Liquids, Inc.......................     100              51
 *US Oncology, Inc......................   2,800          24,178
 *#USA Networks, Inc....................  13,800         383,709
 UST, Inc...............................   2,300          74,060
 *UTStarcom, Inc........................   1,600          32,808
 *V.I. Technologies, Inc................     100              54
 *Vail Resorts, Inc.....................     900          16,380
 *Valassis Communications, Inc..........     800          22,736
 Valero Energy Corp.....................   4,400         140,668
 Valhi, Inc.............................     300           2,940
 Valley National Bancorp................     900          24,678
 Valmont Industries, Inc................     500          11,095
 Valspar Corp...........................   1,000          46,720
 *Value City Department Stores, Inc.....     300             963
 *Valuevision Media, Inc. Class A.......   1,500          23,445
 *Varco International, Inc..............   4,400          71,984
 *Varian Medical Systems, Inc...........   1,100          51,359
 *Varian, Inc...........................     500          15,695
 *Vastera, Inc..........................     700           4,106
 Vector Group, Ltd......................     500           5,695
 Vectren Corp...........................   1,000          22,770
 *Ventana Medical Systems, Inc..........     200           4,255
 *VeriSign, Inc.........................   4,200          44,163
 *Veritas DGC, Inc......................     800           5,912
 *Veritas Software Co...................   2,400          43,668
 *Verity, Inc...........................     800          11,128
 Verizon Communications, Inc............  29,400       1,231,272
 *Vermont Pure Holdings, Ltd............     100             401
 *Versicor, Inc.........................     500           5,643
 *Vertex Pharmaceuticals, Inc...........   2,800          52,122
 VF Corp................................   1,800          68,148
 *Viacom, Inc. Class A..................   7,300         343,100
 *Viacom, Inc. Class B..................  79,500       3,737,295
 Viad Corp..............................   1,000          22,830
 *Viasat, Inc...........................     600           7,155
 *Viasys Healthcare, Inc................     262           4,192
 *VIB Corp..............................     106           1,598
 *#Viewpoint Corp.......................     600           1,980
 Vintage Petroleum, Inc.................   1,500          14,100
 *Virage Logic Corp.....................     500           6,863
 *Virbac Corp...........................     100             532
 Virco Manufacturing Corp...............     110           1,133
 *Vishay Intertechnology, Inc...........   1,500          21,195
 Visteon Corp...........................   1,500          12,075
 *Visx, Inc. DE.........................   2,000          18,300
 Vital Signs, Inc.......................     600          16,734
 *Vivus, Inc............................     200             889
 *Volt Information Sciences, Inc........     500           8,700
 #Vulcan Materials Co...................   1,400          52,836
 *W-H Energy Services, Inc..............     700          10,500
                                          SHARES       VALUE+
                                          ------       ------
 W.P. Carey & Co. LLC...................     500    $     12,160
 *Wabash National Corp..................     800           6,320
 Wabtec Corp............................   2,900          41,499
 Wachovia Corp..........................  13,600         478,040
 *Wackenhut Corrections Corp............     700           8,561
 Waddell & Reed Financial, Inc..........   1,500          30,855
 Walgreen Co............................  26,800         771,572
 Wallace Computer Services, Inc.........     500           9,375
 Wal-Mart Stores, Inc...................  107,400      5,816,784
 Walter Industries, Inc.................   1,200          12,540
 Washington Federal, Inc................     500          12,145
 Washington Mutual, Inc.................  12,000         431,760
 Washington Post Co.....................     100          72,400
 *Waste Connections, Inc................     900          33,579
 Waste Management, Inc..................  27,200         677,824
 *WatchGuard Technologoes, Inc..........     100             654
 *Waters Corp...........................   2,500          67,000
 Watsco, Inc. Class A...................     700          11,165
 *Watson Pharmaceuticals, Inc...........   4,400         131,956
 Watts Industries, Inc. Class A.........     200           3,156
 WD-40 Co...............................     200           5,802
 *Weatherford International, Ltd........   4,700         189,598
 *Webco Industries, Inc.................     100             275
 *WebMD Corp............................   9,200          78,706
 *webMethods, Inc.......................     300           2,909
 *Websense, Inc.........................     500          13,365
 Webster Financial Corp.................     500          16,300
 Wellman, Inc...........................   1,000          12,000
 *Wellpoint Health Networks, Inc........   5,286         347,977
 Wells Fargo & Co.......................  21,100         975,031
 Wendy's International, Inc.............   2,400          67,032
 Werner Enterprises, Inc................   1,733          38,273
 Wesco Financial Corp...................     100          30,200
 West Coast Bancorp.....................     500           8,220
 *West Corp.............................   1,100          18,293
 *West Marine, Inc......................     700          11,204
 West Pharmaceutical Services, Inc......     500          10,350
 *Westaff, Inc..........................     100             195
 Westamerica Bancorporation.............     500          20,543
 *Westell Technologies, Inc.............     200             330
 *Western Digital Corp..................   3,600          30,420
 Western Gas Resources, Inc.............   1,100          38,929
 *Westport Resources Corp...............     500          10,260
 Westwood Holdings Group, Inc...........     125           1,603
 *Westwood One, Inc.....................   2,300          89,401
 *Wet Seal, Inc. Class A................     150           1,731
 Weyerhaeuser Co........................   3,500         184,100
 *WFS Financial, Inc....................   1,100          23,139
 WGL Holdings, Inc......................     500          11,555
 Whirlpool Corp.........................   1,000          53,780
 *White Electronics Designs Corp........     500           4,890
 Whitney Holdings Corp..................     500          16,840
 *Whole Foods Market, Inc...............     700          37,139
 *Wild Oats Markets, Inc................     300           3,186
 Wiley (John) & Sons, Inc. Class A......   1,100          23,430
 *William Lyon Homes, Inc...............     500          11,375
 Williams Companies, Inc................   6,100          16,165
 *Williams-Sonoma, Inc..................   1,200          31,608
 Wilmington Trust Corp..................     700          22,120
 *Wilshire Oil Co. of Texas.............     100             331
 *Wilson Greatbatch Technologies, Inc...     500          14,500
 *Wind River Systems, Inc...............     900           5,436

THE TAX-MANAGED U.S. EQUITY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Winn-Dixie Stores, Inc.................     1,400   $     20,888
 Winnebago Industries, Inc..............     1,100         54,384
 Wintrust Financial Corp................       650         19,650
 *Wireless Facilities, Inc..............     1,300          9,250
 Wireless Telecom Group, Inc............       500          1,020
 Wisconsin Energy Corp..................     1,200         27,612
 *Wiser Oil Co..........................       100            240
 *WMS Industries, Inc...................     1,500         26,325
 *Wolverine Tube, Inc...................       100            575
 Wolverine World Wide, Inc..............     1,500         25,080
 *Women First HealthCare, Inc...........       600          3,231
 Woodhead Industries, Inc...............       100          1,241
 *Workflow Management, Inc..............       100            224
 *World Acceptance Corp.................       600          4,194
 World Fuel Services Corp...............       500         10,075
 *World Wrestling Federation
   Entertainment, Inc...................       700          6,090
 Worthington Industries, Inc............     1,000         17,620
 WPS Resources Corp.....................       500         18,440
 Wrigley (Wm.) Jr. Co...................     3,000        161,370
 Wyeth..................................    20,600        791,658
 #XCEL Energy, Inc......................     4,100         44,034
 *#Xerox Corp...........................    21,800        190,096
 *Xilinx, Inc...........................     1,800         44,370
 XTO Energy, Inc........................     5,700        136,515
 *#Yahoo!, Inc..........................    14,900        272,894
 *Yankee Candle Co., Inc................     1,600         28,160
 *Yellow Corp...........................       700         20,797
 York International Corp................       600         15,048
 *Young Broadcasting, Inc. Class A......       200          2,925
 *Yum! Brands, Inc......................     7,200        172,152
 *Zale Corp.............................     1,300         46,410
 *Zebra Technologies Corp. Class A......       600         38,541
 *Zimmer Holdings, Inc..................     2,000         75,280
 #Zions Bancorp.........................     1,100         45,282
 *Zoll Medical Corp.....................       200          7,364
 *Zoltek Companies, Inc.................       100            292
 *Zomax, Inc............................     1,000          4,325
 *Zoran Corp............................       900         19,373
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $205,615,482)...................              194,922,490
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Magnum Hunter Resources Warrants
   03/21/05
   (Cost $0)............................       200             56
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $5,312,000 FHLB
   Notes 2.06%, 08/12/03, valued at
   $5,351,840) to be repurchased at
   $5,272,532
   (Cost $5,272,000)....................  $  5,272      5,272,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $210,887,482)++.................             $200,194,546
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $210,908,105.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                          THE TAX-MANAGED  THE TAX-MANAGED
                                          U.S. MARKETWIDE    U.S. EQUITY
                                           VALUE SERIES        SERIES
                                          ---------------  ---------------
ASSETS:
Investments at Value....................     $678,320         $200,195
Collateral for Securities Loaned........       26,036           10,032
Receivables:
  Investment Securities Sold............           57               --
  Dividends and Interest................          687              213
  Securities Lending....................            5                1
  Fund Shares Sold......................        1,146              392
                                             --------         --------
    Total Assets........................      706,251          210,833
                                             --------         --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.......       26,036           10,032
  Investment Securities Purchased.......        5,704            2,536
  Due to Advisor........................          109                8
Accrued Expenses and Other
  Liabilities...........................           44               10
                                             --------         --------
    Total Liabilities...................       31,893           12,586
                                             --------         --------
NET ASSETS..............................     $674,358         $198,247
                                             ========         ========
Investments at Cost.....................     $641,778         $210,887
                                             ========         ========

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                          THE TAX-MANAGED  THE TAX-MANAGED
                                          U.S. MARKETWIDE    U.S. EQUITY
                                           VALUE SERIES        SERIES
                                          ---------------  ---------------
INVESTMENT INCOME
  Dividends.............................     $   6,084        $  1,169
  Interest..............................           205              61
  Income from Securities Lending........           127              14
                                             ---------        --------
      Total Investment Income...........         6,416           1,244
                                             ---------        --------
EXPENSES
  Investment Advisory Services..........         1,486              83
  Accounting & Transfer Agent Fees......           267              60
  Custodian Fees........................            71              16
  Legal Fees............................             9               2
  Audit Fees............................            11               2
  Shareholders' Reports.................            17               3
  Trustees' Fees and Expenses...........             6               1
  Organizational Costs..................            --              26
  Other.................................            11               2
                                             ---------        --------
      Total Expenses....................         1,878             195
                                             ---------        --------
  NET INVESTMENT INCOME (LOSS)..........         4,538           1,049
                                             ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (170,174)        (23,342)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................       (13,746)        (16,417)
                                             ---------        --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES..........................      (183,920)        (39,759)
                                             ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $(179,382)       $(38,710)
                                             =========        ========

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                              THE TAX-MANAGED           THE TAX-MANAGED
                                              U.S. MARKETWIDE             U.S. EQUITY
                                                VALUE SERIES                 SERIES
                                          ------------------------  ------------------------
                                             YEAR         YEAR         YEAR       SEPT. 25
                                             ENDED        ENDED        ENDED         TO
                                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             2002         2001         2002         2001
                                          -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $     4,538  $     6,367  $     1,049  $        47
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (170,174)     (20,994)     (23,342)        (191)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................      (13,746)      29,797      (16,417)       5,724
                                          -----------  -----------  -----------  -----------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................     (179,382)      15,170      (38,710)       5,580
                                          -----------  -----------  -----------  -----------
Transactions in Interest:
  Contributions.........................      328,346      402,901      174,890       75,984
  Withdrawals...........................     (165,401)     (41,297)     (19,481)         (16)
                                          -----------  -----------  -----------  -----------
      Net Increase (Decrease) from
        Capital Share Transactions......      162,945      361,604      155,409       75,968
                                          -----------  -----------  -----------  -----------
      Total Increase (Decrease).........      (16,437)     376,774      116,699       81,548
NET ASSETS
  Beginning of Period...................      690,795      314,021       81,548           --
                                          -----------  -----------  -----------  -----------
  End of Period.........................  $   674,358  $   690,795  $   198,247  $    81,548
                                          ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE TAX-MANAGED                        THE TAX-MANAGED
                                                                  U.S. MARKETWIDE VALUE SERIES               U.S. EQUITY SERIES
                                                        ------------------------------------------------    ---------------------
                                                          YEAR        YEAR        YEAR        DEC. 14,        YEAR      SEPT. 25,
                                                          ENDED       ENDED       ENDED       1998 TO         ENDED        TO
                                                        NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,    NOV. 30,
                                                          2002        2001        2000          1999          2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................       N/A         N/A         N/A          N/A            N/A         N/A
                                                        --------    --------    --------     --------       --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)........................        --          --          --           --             --          --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).......................................        --          --          --           --             --          --
                                                        --------    --------    --------     --------       --------     -------
    Total from Investment Operations..................        --          --          --           --             --          --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............................        --          --          --           --             --          --
  Net Realized Gains..................................        --          --          --           --             --          --
                                                        --------    --------    --------     --------       --------     -------
    Total Distributions...............................       N/A         N/A         N/A          N/A            N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................       N/A         N/A         N/A          N/A            N/A         N/A
=================================================================================================================================
Total Return..........................................    (20.25)%      8.30%       3.07%        4.27%#       (20.12)%     15.72%#
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................  $674,358    $690,795    $314,021     $126,004       $198,247     $81,548
Ratio of Expenses to Average Net Assets...............      0.25%       0.25%       0.26%        0.29%*         0.12%       0.20%*
Ratio of Net Investment Income to Average Net
  Assets..............................................      0.61%       1.17%       1.98%        1.66%*         0.63%       0.62%*
Portfolio Turnover Rate...............................        15%         11%         39%          10%*           11%          4%*
---------------------------------------------------------------------------------------------------------------------------------

   *  Annualized
   #  Non-annualized
 N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series' which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. REPURCHASE AGREEMENTS: The Series' may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series......  0.20 of 1%
The Tax-Managed U.S. Equity Series................  0.05 of 1%

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The Tax-Managed U.S. Marketwide Value Series......  $3,246
The Tax-Managed U.S. Equity Series................    689

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                           OTHER INVESTMENT
                                              SECURITIES
                                          -------------------
                                          PURCHASES   SALES
                                          ---------  --------
The Tax-Managed U.S. Marketwide Value
  Series................................  $275,283   $109,459
The Tax-Managed U.S. Equity Series......   171,233     18,373

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series' are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to their Feeder Funds.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
The Tax-Managed U.S. Marketwide
  Value Series.....................      $113,272          $(77,319)      $ 35,953
The Tax-Managed U.S. Equity
  Series...........................         8,623           (19,337)       (10,714)

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each Series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. Borrowings by the Series under the line of credit for the year ended November 30, 2002 were as follows:

                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
                           -------------  ------------  -----------  --------  ---------------
The Tax-Managed U.S.
  Marketwide Value
  Series.................      2.20%       $2,270,545       11        $1,524     $4,004,000
The Tax-Managed U.S.
  Equity Series..........      2.55%        1,594,667        6           677      2,531,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2002.

H. SECURITIES LENDING:

    As of November 30, 2002, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

    Each Series, along with other portfolios of the Trust, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the Series was 1.30%. The repurchase agreements with J.P. Morgan Securities and UBS Warburg comprising the pooled cash account bear interest rates ranging from 1.30% to 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/ value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                                VALUE OF
                                                                COST/VALUE OF  COLLATERAL
                                MARKET VALUE      VALUE OF       POOLED CASH      FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT     REPURCHASE
                                   ON LOAN     INDEMNIFICATION   INVESTMENT    AGREEMENTS
                                -------------  ---------------  -------------  -----------
The Tax-Managed U.S.
  Marketwide Value Series.....   $25,447,860     $26,035,633     $26,035,633   $26,670,246
The Tax-Managed U.S. Equity
  Series......................     9,729,535      10,031,687      10,031,687    10,276,207

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.